UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023—June 30, 2023

Item 1: Reports to Shareholders

Semiannual Report  |  June 30, 2023
Vanguard Balanced Index Fund

Contents
About Your Fund's Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	112
Liquidity Risk Management	113

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended June 30, 2023
	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Balanced Index Fund
Investor Shares	$1,000.00	$1,103.90	$0.94
Admiral™ Shares	1,000.00	1,104.80	0.37
Institutional Shares	1,000.00	1,104.60	0.31
Based on Hypothetical 5% Yearly Return
Balanced Index Fund
Investor Shares	$1,000.00	$1,023.90	$0.90
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Balanced Index Fund
Fund Allocation
As of June 30, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	1.0%
Common Stocks	61.8
Corporate Bonds	10.3
Sovereign Bonds	1.4
Taxable Municipal Bonds	0.3
U.S. Government and Agency Obligations	25.2
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Balanced Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (60.7%)
Basic Materials (1.2%)
	Linde plc	342,991	130,707
	Air Products and Chemicals Inc.	155,371	46,538
	Freeport-McMoRan Inc.	1,003,478	40,139
	Ecolab Inc.	179,228	33,460
	Nucor Corp.	175,758	28,821
	Dow Inc.	492,738	26,243
	Newmont Corp.	555,231	23,686
	Fastenal Co.	399,675	23,577
	Albemarle Corp.	81,927	18,277
	LyondellBasell Industries NV Class A	182,516	16,760
	International Flavors & Fragrances Inc.	177,653	14,139
	Steel Dynamics Inc.	112,488	12,253
	Reliance Steel & Aluminum Co.	41,176	11,183
	Avery Dennison Corp.	56,544	9,714
	CF Industries Holdings Inc.	136,288	9,461
	FMC Corp.	87,978	9,180
	Mosaic Co.	232,438	8,135
	Celanese Corp. Class A	68,396	7,920
	International Paper Co.	241,715	7,689
	Eastman Chemical Co.	82,211	6,883
*	Cleveland-Cliffs Inc.	363,891	6,099
	Royal Gold Inc.	45,798	5,257
	Olin Corp.	91,686	4,712
	Hexcel Corp.	60,017	4,563
*	RBC Bearings Inc.	20,618	4,484
	Commercial Metals Co.	80,319	4,230
	Alcoa Corp.	124,000	4,207
	Timken Co.	45,405	4,156
	UFP Industries Inc.	41,735	4,050
*	Univar Solutions Inc.	109,502	3,925
	Chemours Co.	104,079	3,839
	Valvoline Inc.	97,181	3,645
	United States Steel Corp.	143,943	3,600
*	Livent Corp.	126,674	3,475
	Mueller Industries Inc.	38,401	3,352
	Huntsman Corp.	123,113	3,327
	Balchem Corp.	22,516	3,035
	Element Solutions Inc.	155,279	2,981
	Ashland Inc.	33,050	2,872
	Cabot Corp.	39,956	2,673
	Westlake Corp.	22,322	2,667
	Avient Corp.	64,323	2,631
	Boise Cascade Co.	27,900	2,521
	Hecla Mining Co.	415,197	2,138
*	Arconic Corp.	70,037	2,072
	Sensient Technologies Corp.	28,742	2,044
	NewMarket Corp.	4,878	1,962
*	MP Materials Corp.	82,561	1,889
	Carpenter Technology Corp.	33,297	1,869
	Quaker Chemical Corp.	9,435	1,839
	Scotts Miracle-Gro Co.	29,278	1,835
	Innospec Inc.	16,761	1,683
	Materion Corp.	13,993	1,598
	Worthington Industries Inc.	21,489	1,493
*	Ingevity Corp.	24,291	1,413
	Minerals Technologies Inc.	23,839	1,375
	Stepan Co.	14,027	1,340
	Tronox Holdings plc	82,831	1,053
	Sylvamo Corp.	24,362	985
	Compass Minerals International Inc.	27,293	928
*,1	Uranium Energy Corp.	267,443	909
*	Ecovyst Inc.	70,433	807
		Shares	Market Value• ($000)
	Ryerson Holding Corp.	17,624	765
	GrafTech International Ltd.	143,000	721
*	Piedmont Lithium Inc.	12,436	718
	Kaiser Aluminum Corp.	9,951	713
	AdvanSix Inc.	19,929	697
*	US Silica Holdings Inc.	53,800	653
*	Energy Fuels Inc.	103,146	644
*	TimkenSteel Corp.	27,885	602
*	Coeur Mining Inc.	209,947	596
	Hawkins Inc.	12,325	588
	Schnitzer Steel Industries Inc. Class A	18,601	558
	Mativ Holdings Inc.	35,261	533
	Koppers Holdings Inc.	14,510	495
	Haynes International Inc.	8,467	430
*	LSB Industries Inc.	39,093	385
*	Clearwater Paper Corp.	11,937	374
	American Vanguard Corp.	19,365	346
*	Century Aluminum Co.	37,670	329
	Olympic Steel Inc.	6,373	312
*,1	Origin Materials Inc.	68,704	293
	Omega Flex Inc.	2,737	284
*	Northwest Pipe Co.	7,317	221
*	Rayonier Advanced Materials Inc.	44,700	191
*	Ur-Energy Inc.	182,060	191
*	Intrepid Potash Inc.	7,428	169
*,1	Amyris Inc.	148,400	153
*	Dakota Gold Corp.	50,500	147
	FutureFuel Corp.	16,400	145
*	Unifi Inc.	16,177	131
*,1	NN Inc.	52,900	126
	Tredegar Corp.	18,346	122
	Eastern Co.	6,047	109
*	Alto Ingredients Inc.	37,056	107
*	Universal Stainless & Alloy Products Inc.	7,442	104
*	Glatfelter Corp.	29,983	91
*	Ascent Industries Co.	9,600	87
*,1	5E Advanced Materials Inc.	25,800	85
*	Perma-Pipe International Holdings Inc.	7,151	68
	Northern Technologies International Corp.	5,764	62
	Gold Resource Corp.	88,800	56
*,1	Hycroft Mining Holding Corp. Class A	152,110	45
*	Culp Inc.	7,359	37
	Friedman Industries Inc.	2,625	33
	Chicago Rivet & Machine Co.	710	18
	United-Guardian Inc.	2,067	18
*	Solitario Zinc Corp.	21,690	12
*	United States Antimony Corp.	19,099	6
			613,868
Consumer Discretionary (8.8%)
*	Amazon.com Inc.	6,099,345	795,111
*	Tesla Inc.	1,884,268	493,245
	Home Depot Inc.	703,112	218,415
	Costco Wholesale Corp.	310,246	167,030
	Walmart Inc.	1,037,606	163,091
	McDonald's Corp.	510,626	152,376
*	Netflix Inc.	310,918	136,956
*	Walt Disney Co.	1,278,118	114,110
	NIKE Inc. Class B	862,044	95,144
	Lowe's Cos. Inc.	414,092	93,461
	Starbucks Corp.	801,785	79,425
*	Booking Holdings Inc.	25,777	69,606
	TJX Cos. Inc.	804,793	68,238
*	Uber Technologies Inc.	1,344,818	58,056
*	Activision Blizzard Inc.	522,145	44,017

Balanced Index Fund
		Shares	Market Value• ($000)
	Target Corp.	322,825	42,581
	Ford Motor Co.	2,748,488	41,585
*	Chipotle Mexican Grill Inc. Class A	19,277	41,234
*	O'Reilly Automotive Inc.	42,648	40,742
	General Motors Co.	922,991	35,591
*	Airbnb Inc. Class A	259,629	33,274
	Marriott International Inc. Class A	180,284	33,116
*	AutoZone Inc.	12,843	32,022
*	Lululemon Athletica Inc.	81,162	30,720
	Estee Lauder Cos. Inc. Class A	145,821	28,636
*	Copart Inc.	299,633	27,330
	Yum! Brands Inc.	196,324	27,201
	Hilton Worldwide Holdings Inc.	185,221	26,959
	Ross Stores Inc.	239,088	26,809
	DR Horton Inc.	214,353	26,085
	Dollar General Corp.	153,517	26,064
	Electronic Arts Inc.	190,573	24,717
*	Trade Desk Inc. Class A	311,806	24,078
	Lennar Corp. Class A	184,708	23,146
*	Delta Air Lines Inc.	447,737	21,285
*	Dollar Tree Inc.	146,860	21,074
*	Aptiv plc	189,236	19,319
*	Warner Bros Discovery Inc.	1,535,090	19,250
*	Take-Two Interactive Software Inc.	117,868	17,345
	Tractor Supply Co.	76,778	16,976
	eBay Inc.	374,272	16,726
	Genuine Parts Co.	98,301	16,635
*	Ulta Beauty Inc.	35,086	16,511
*	Royal Caribbean Cruises Ltd.	152,458	15,816
	Southwest Airlines Co.	413,805	14,984
	Darden Restaurants Inc.	84,497	14,118
*	Las Vegas Sands Corp.	239,683	13,902
*	NVR Inc.	2,166	13,755
*	Carnival Corp.	704,299	13,262
	Omnicom Group Inc.	139,333	13,258
*	United Airlines Holdings Inc.	228,387	12,532
	PulteGroup Inc.	155,268	12,061
	Best Buy Co. Inc.	137,337	11,255
	Garmin Ltd.	106,781	11,136
*	Expedia Group Inc.	99,646	10,900
	LKQ Corp.	186,710	10,880
	Interpublic Group of Cos. Inc.	269,855	10,411
*	ROBLOX Corp. Class A	254,966	10,275
*	Live Nation Entertainment Inc.	112,105	10,214
*	Deckers Outdoor Corp.	18,372	9,694
	Pool Corp.	25,843	9,682
*	CarMax Inc.	111,205	9,308
	MGM Resorts International	203,224	8,926
*	Liberty Media Corp.-Liberty Formula One Class C	116,532	8,773
	Domino's Pizza Inc.	24,825	8,366
*	American Airlines Group Inc.	461,199	8,274
*	Rivian Automotive Inc. Class A	491,995	8,197
	BorgWarner Inc.	164,539	8,048
	Aramark	180,344	7,764
*	Five Below Inc.	38,906	7,647
	Rollins Inc.	171,910	7,363
*	Etsy Inc.	86,652	7,332
*	DraftKings Inc. Class A	275,656	7,324
*	Floor & Decor Holdings Inc. Class A	70,008	7,278
*	Caesars Entertainment Inc.	142,245	7,250
	Wynn Resorts Ltd.	67,823	7,163
*	Burlington Stores Inc.	45,374	7,141
	Vail Resorts Inc.	27,975	7,043
	Tapestry Inc.	161,714	6,921
	Service Corp. International	100,931	6,519
	Churchill Downs Inc.	46,620	6,488
*	Norwegian Cruise Line Holdings Ltd.	297,781	6,483
	Fox Corp. Class A	189,103	6,430
	Lear Corp.	41,706	5,987
	Hasbro Inc.	91,469	5,924
	Lithia Motors Inc. Class A	19,403	5,901
*	BJ's Wholesale Club Holdings Inc.	93,412	5,886
	Toll Brothers Inc.	72,735	5,751
		Shares	Market Value• ($000)
	Bath & Body Works Inc.	151,334	5,675
	Whirlpool Corp.	37,840	5,630
	Williams-Sonoma Inc.	44,744	5,599
[1]	Paramount Global Class B	346,029	5,505
	Dick's Sporting Goods Inc.	41,625	5,502
	Texas Roadhouse Inc. Class A	47,370	5,319
*	SiteOne Landscape Supply Inc.	31,240	5,228
	News Corp. Class A	265,777	5,183
*	Skechers USA Inc. Class A	92,666	4,880
*	Mattel Inc.	249,229	4,870
	Gentex Corp.	161,624	4,729
	VF Corp.	247,061	4,716
*	Alaska Air Group Inc.	87,886	4,674
	Polaris Inc.	38,474	4,653
*	Crocs Inc.	40,831	4,591
	Tempur Sealy International Inc.	112,869	4,523
*,1	GameStop Corp. Class A	183,079	4,440
*	Light & Wonder Inc.	64,519	4,436
	New York Times Co. Class A	108,708	4,281
*	AutoNation Inc.	25,554	4,206
	Murphy USA Inc.	13,517	4,205
	Wingstop Inc.	20,845	4,172
*	elf Beauty Inc.	35,977	4,110
	Wyndham Hotels & Resorts Inc.	59,825	4,102
*	Planet Fitness Inc. Class A	59,496	4,012
	Nexstar Media Group Inc. Class A	23,830	3,969
*	RH	11,562	3,811
	U-Haul Holding Co.	75,210	3,811
*,1	Lucid Group Inc.	550,197	3,791
	PVH Corp.	44,319	3,766
*	Bright Horizons Family Solutions Inc.	40,637	3,757
*	Wayfair Inc. Class A	57,629	3,746
*	Asbury Automotive Group Inc.	15,236	3,663
	Hyatt Hotels Corp. Class A	31,466	3,605
*	Taylor Morrison Home Corp. Class A	72,427	3,532
	Thor Industries Inc.	33,741	3,492
	Meritage Homes Corp.	24,458	3,480
	H&R Block Inc.	108,131	3,446
*	Liberty Media Corp.-Liberty SiriusXM Class C	105,059	3,439
	Boyd Gaming Corp.	49,314	3,421
*	Duolingo Inc. Class A	23,093	3,301
*	Fox Factory Holding Corp.	29,974	3,252
	Ralph Lauren Corp. Class A	25,898	3,193
	World Wrestling Entertainment Inc. Class A	29,021	3,148
	Harley-Davidson Inc.	89,295	3,144
*	Avis Budget Group Inc.	13,723	3,138
*	Capri Holdings Ltd.	87,001	3,122
	Macy's Inc.	189,851	3,047
*	Coty Inc. Class A	243,967	2,998
	Advance Auto Parts Inc.	41,780	2,937
*	Visteon Corp.	20,067	2,882
	Academy Sports & Outdoors Inc.	53,215	2,876
	Fox Corp. Class B	89,611	2,858
*	Goodyear Tire & Rubber Co.	201,447	2,756
*	Liberty Media Corp.-Liberty Formula One Class A	40,753	2,756
	KB Home	52,941	2,738
	Marriott Vacations Worldwide Corp.	21,692	2,662
	Leggett & Platt Inc.	89,588	2,654
	Wendy's Co.	119,577	2,601
*	Chewy Inc. Class A	65,369	2,580
*	Penn Entertainment Inc.	106,062	2,549
	TEGNA Inc.	156,629	2,544
	Choice Hotels International Inc.	21,485	2,525
*	Endeavor Group Holdings Inc. Class A	105,517	2,524
*	Ollie's Bargain Outlet Holdings Inc.	43,538	2,522
*	Hilton Grand Vacations Inc.	54,692	2,485
*	Skyline Champion Corp.	37,620	2,462
	Group 1 Automotive Inc.	9,460	2,442
	Penske Automotive Group Inc.	14,107	2,351
	Madison Square Garden Sports Corp.	12,340	2,321
*	YETI Holdings Inc.	59,613	2,315
*	Tri Pointe Homes Inc.	69,577	2,286
	Newell Brands Inc.	258,116	2,246

Balanced Index Fund
		Shares	Market Value• ($000)
*	Grand Canyon Education Inc.	21,298	2,198
	Warner Music Group Corp. Class A	83,419	2,176
	LCI Industries	17,031	2,152
*	Lyft Inc. Class A	221,738	2,126
*	JetBlue Airways Corp.	235,321	2,085
	Travel + Leisure Co.	50,151	2,023
*	Shake Shack Inc. Class A	25,930	2,015
	Signet Jewelers Ltd.	30,600	1,997
	MDC Holdings Inc.	41,659	1,948
*	LGI Homes Inc.	14,396	1,942
*	Topgolf Callaway Brands Corp.	94,601	1,878
	Columbia Sportswear Co.	23,924	1,848
	Carter's Inc.	25,261	1,834
	Kohl's Corp.	78,720	1,814
	Foot Locker Inc.	66,403	1,800
*	Helen of Troy Ltd.	16,627	1,796
[1]	Sirius XM Holdings Inc.	394,326	1,786
	Rush Enterprises Inc. Class A	29,135	1,770
*	Frontdoor Inc.	55,179	1,760
*	M/I Homes Inc.	20,155	1,757
*	Cavco Industries Inc.	5,935	1,751
*	Peloton Interactive Inc. Class A	226,241	1,740
*	Boot Barn Holdings Inc.	20,376	1,726
	Gap Inc.	193,200	1,725
*	Carvana Co. Class A	65,906	1,708
	Papa John's International Inc.	22,875	1,689
*	Liberty Media Corp.-Liberty SiriusXM Class A	51,015	1,674
	Kontoor Brands Inc.	39,367	1,657
	Inter Parfums Inc.	12,187	1,648
	News Corp. Class B	81,302	1,603
	Bloomin' Brands Inc.	59,600	1,603
	Dana Inc.	94,070	1,599
*	Hertz Global Holdings Inc.	86,328	1,588
	Red Rock Resorts Inc. Class A	33,927	1,587
	Century Communities Inc.	20,627	1,580
*,1	AMC Entertainment Holdings Inc. Class A	354,700	1,561
	Steven Madden Ltd.	46,887	1,533
*	ACV Auctions Inc. Class A	86,708	1,497
	American Eagle Outfitters Inc.	122,746	1,448
*	Sonos Inc.	88,373	1,443
*	Urban Outfitters Inc.	43,342	1,436
*	Dorman Products Inc.	18,076	1,425
	Cracker Barrel Old Country Store Inc.	15,243	1,420
[1]	Nordstrom Inc.	69,064	1,414
	Winnebago Industries Inc.	21,059	1,404
	Graham Holdings Co. Class B	2,439	1,394
	Spirit Airlines Inc.	79,501	1,364
*,1	QuantumScape Corp. Class A	168,081	1,343
	Jack in the Box Inc.	13,756	1,342
*	Allegiant Travel Co.	10,482	1,324
*	Six Flags Entertainment Corp.	50,969	1,324
*	SeaWorld Entertainment Inc.	23,607	1,322
*	National Vision Holdings Inc.	53,704	1,304
*	Cinemark Holdings Inc.	78,530	1,296
*	Gentherm Inc.	22,323	1,261
	PriceSmart Inc.	16,882	1,250
*	SkyWest Inc.	30,614	1,247
*	PowerSchool Holdings Inc. Class A	63,414	1,214
*	Knowles Corp.	67,053	1,211
*	Abercrombie & Fitch Co. Class A	31,938	1,203
*	OPENLANE Inc.	78,387	1,193
*	XPEL Inc.	14,093	1,187
	Laureate Education Inc.	96,259	1,164
*	Brinker International Inc.	31,525	1,154
*	ODP Corp.	24,651	1,154
	Cheesecake Factory Inc.	33,311	1,152
	Acushnet Holdings Corp.	21,050	1,151
*	Dave & Buster's Entertainment Inc.	25,800	1,150
*,1	Luminar Technologies Inc. Class A	164,987	1,135
*	TripAdvisor Inc.	67,679	1,116
*	Leslie's Inc.	117,675	1,105
	Hanesbrands Inc.	241,035	1,094
*	Overstock.com Inc.	33,041	1,076
		Shares	Market Value• ($000)
*	Driven Brands Holdings Inc.	39,665	1,073
*	Vista Outdoor Inc.	38,516	1,066
	Strategic Education Inc.	15,702	1,065
*	Stride Inc.	27,830	1,036
*	Under Armour Inc. Class A	142,009	1,025
	John Wiley & Sons Inc. Class A	30,072	1,023
*	PROG Holdings Inc.	31,428	1,009
	Oxford Industries Inc.	10,127	997
*	Adtalem Global Education Inc.	28,547	980
*	Green Brick Partners Inc.	16,904	960
*	Sally Beauty Holdings Inc.	77,016	951
	Upbound Group Inc.	29,612	922
*	Victoria's Secret & Co.	52,873	922
*	Coursera Inc.	70,601	919
*	Cars.com Inc.	46,274	917
	La-Z-Boy Inc.	32,033	917
*	Integral Ad Science Holding Corp.	50,375	906
	Levi Strauss & Co. Class A	62,447	901
*	Liberty Media Corp.-Liberty Braves Class C	22,714	900
	HNI Corp.	31,365	884
*	Everi Holdings Inc.	60,589	876
*	Malibu Boats Inc. Class A	14,916	875
[1]	Dillard's Inc. Class A	2,601	849
	Matthews International Corp. Class A	19,642	837
	MillerKnoll Inc.	56,089	829
	Wolverine World Wide Inc.	56,366	828
*,1	Dutch Bros Inc. Class A	29,062	827
	Monro Inc.	20,203	821
*	iRobot Corp.	17,796	805
*,1	Fisker Inc. Class A	142,300	803
*	Portillo's Inc. Class A	35,591	802
	Camping World Holdings Inc. Class A	26,182	788
*	Madison Square Garden Entertainment Corp. Class A	23,082	776
*	Sweetgreen Inc. Class A	59,850	767
*	Under Armour Inc. Class C	114,093	766
*	Sabre Corp.	234,500	748
	Buckle Inc.	21,217	734
	Scholastic Corp.	18,885	734
*	Arlo Technologies Inc.	66,119	721
*	Lions Gate Entertainment Corp. Class B	85,508	714
*	Chegg Inc.	79,994	710
*	Figs Inc. Class A	82,563	683
	Monarch Casino & Resort Inc.	9,587	675
	Krispy Kreme Inc.	43,742	644
	Winmark Corp.	1,926	640
*	Beazer Homes USA Inc.	22,577	639
*	Central Garden & Pet Co. Class A	17,468	637
*	Mister Car Wash Inc.	65,542	632
*	Life Time Group Holdings Inc.	32,000	629
*	Sun Country Airlines Holdings Inc.	27,620	621
	Dine Brands Global Inc.	10,679	620
*	Clean Energy Fuels Corp.	124,439	617
	Sturm Ruger & Co. Inc.	11,636	616
*	American Axle & Manufacturing Holdings Inc.	72,396	599
*	Udemy Inc.	55,367	594
*	Central Garden & Pet Co.	15,120	586
	Caleres Inc.	24,300	582
*	Golden Entertainment Inc.	13,829	578
*	Perdoceo Education Corp.	44,854	550
*	Thryv Holdings Inc.	22,100	544
*	Chuy's Holdings Inc.	13,028	532
*	Sphere Entertainment Co.	19,382	531
*	BJ's Restaurants Inc.	16,148	514
	Standard Motor Products Inc.	13,650	512
*	Corsair Gaming Inc.	28,628	508
*,1	Liberty Media Corp.-Liberty Braves Class A	12,319	504
*	Petco Health & Wellness Co. Inc. Class A	56,651	504
*	G-III Apparel Group Ltd.	25,976	501
*	Revolve Group Inc. Class A	29,900	490
	RCI Hospitality Holdings Inc.	6,314	480
	Gray Television Inc.	60,831	479
*	Cava Group Inc.	11,691	479

Balanced Index Fund
		Shares	Market Value• ($000)
*	Rover Group Inc. Class A	95,808	470
*	Denny's Corp.	37,823	466
	Ethan Allen Interiors Inc.	16,422	464
*	Sleep Number Corp.	16,937	462
*	MarineMax Inc.	13,108	448
[1]	Franchise Group Inc.	15,478	443
*	Chico's FAS Inc.	82,065	439
	Arko Corp.	54,900	436
	Sonic Automotive Inc. Class A	9,075	433
	A-Mark Precious Metals Inc.	11,532	432
	Steelcase Inc. Class A	55,928	431
*	America's Car-Mart Inc.	4,309	430
*	Hawaiian Holdings Inc.	39,683	427
*	Bowlero Corp.	35,200	410
*	Lions Gate Entertainment Corp. Class A	45,904	405
*	EW Scripps Co. Class A	44,261	405
*	Stagwell Inc. Class A	55,590	401
*	Viad Corp.	14,866	400
*,1	Dream Finders Homes Inc. Class A	16,072	395
*	GoPro Inc. Class A	93,976	389
*	WW International Inc.	56,463	379
*	Kura Sushi USA Inc. Class A	4,046	376
*	European Wax Center Inc. Class A	20,055	374
*	Clear Channel Outdoor Holdings Inc.	265,400	364
*	MasterCraft Boat Holdings Inc.	11,800	362
*	Accel Entertainment Inc. Class A	34,084	360
	Guess? Inc.	18,411	358
*	Hovnanian Enterprises Inc. Class A	3,500	347
	Smith & Wesson Brands Inc.	26,547	346
*	Stoneridge Inc.	18,241	344
*	Bally's Corp.	21,875	340
	Designer Brands Inc. Class A	32,252	326
	Haverty Furniture Cos. Inc.	10,734	324
	Hibbett Inc.	8,784	319
*	Lindblad Expeditions Holdings Inc.	29,347	319
*	Xponential Fitness Inc. Class A	18,173	313
	Interface Inc. Class A	35,478	312
	Sinclair Inc.	22,500	311
*	QuinStreet Inc.	34,959	309
*	iHeartMedia Inc. Class A	81,059	295
*	Lovesac Co.	10,900	294
*	Boston Omaha Corp. Class A	15,593	293
*	Vizio Holding Corp. Class A	42,297	286
[1]	Cricut Inc. Class A	23,296	284
	Movado Group Inc.	10,482	281
	Alta Equipment Group Inc.	15,900	276
	Carriage Services Inc. Class A	8,479	275
*	AMC Networks Inc. Class A	22,780	272
*	Liquidity Services Inc.	16,457	272
	Rush Enterprises Inc. Class B	3,900	265
*	First Watch Restaurant Group Inc.	15,696	265
*	Qurate Retail Inc. Class A	266,634	264
	Aaron's Co. Inc.	18,696	264
*	Sciplay Corp. Class A	13,378	263
*	Mondee Holdings Inc. Class A	29,400	262
*	Funko Inc. Class A	24,100	261
*,1	SES AI Corp.	106,300	259
*	Frontier Group Holdings Inc.	26,032	252
*	Quotient Technology Inc.	65,116	250
	Shoe Carnival Inc.	10,530	247
*,1	Vuzix Corp.	47,800	244
*	OneWater Marine Inc. Class A	6,600	239
*	Daily Journal Corp.	818	237
	Marcus Corp.	15,780	234
*	Playstudios Inc.	47,646	234
*	2U Inc.	57,721	233
*,1	Stitch Fix Inc. Class A	59,923	231
	Bluegreen Vacations Holding Corp. Class A	6,400	228
*,1	Blink Charging Co.	37,833	227
*	Genesco Inc.	8,865	222
*	Gannett Co. Inc.	96,200	216
*	Eastman Kodak Co.	46,489	215
[1]	Big Lots Inc.	23,152	204
		Shares	Market Value• ($000)
*	Full House Resorts Inc.	29,586	198
	Hooker Furnishings Corp.	10,600	198
	Clarus Corp.	21,337	195
*	Red Robin Gourmet Burgers Inc.	14,100	195
*	Children's Place Inc.	8,319	193
*	Potbelly Corp.	21,880	192
*	Selectquote Inc.	96,684	189
	Johnson Outdoors Inc. Class A	2,929	180
	Climb Global Solutions Inc.	3,752	180
*	Zumiez Inc.	10,629	177
	Build-A-Bear Workshop Inc.	8,127	174
*,1	Angi Inc. Class A	51,994	172
*	Destination XL Group Inc.	34,900	171
*	Universal Technical Institute Inc.	24,531	170
*	Nerdy Inc.	40,600	169
	Entravision Communications Corp. Class A	38,303	168
*	Canoo Inc.	350,200	168
*	1-800-Flowers.com Inc. Class A	21,198	165
*,1	VOXX International Corp. Class A	12,800	160
*	PlayAGS Inc.	27,501	155
*	Turtle Beach Corp.	13,183	154
[1]	Big 5 Sporting Goods Corp.	16,718	153
	Cato Corp. Class A	18,491	148
*,1	RealReal Inc.	66,800	148
*	Legacy Housing Corp.	6,400	148
*	Tile Shop Holdings Inc.	26,800	148
*,1	Cardlytics Inc.	23,301	147
*	Lincoln Educational Services Corp.	21,600	146
*	Cooper-Standard Holdings Inc.	10,000	143
	El Pollo Loco Holdings Inc.	16,271	143
*,1	Sportsman's Warehouse Holdings Inc.	25,100	143
*	Biglari Holdings Inc. Class A	148	141
*,1	Faraday Future Intelligent Electric Inc.	691,601	138
*	Solo Brands Inc. Class A	24,200	137
	Weyco Group Inc.	4,901	131
*,1	AMMO Inc.	60,739	129
*,1	Holley Inc.	31,500	129
*	Snap One Holdings Corp.	11,073	129
*,1	LiveOne Inc.	73,227	129
*	Vera Bradley Inc.	19,900	127
*	CarParts.com Inc.	29,616	126
*	Outbrain Inc.	25,574	126
[1]	Purple Innovation Inc. Class A	45,093	125
*	Urban One Inc.	19,964	120
*	Rush Street Interactive Inc.	38,600	120
*	Latham Group Inc.	32,438	120
[1]	Nathan's Famous Inc.	1,509	119
	Rocky Brands Inc.	5,601	118
*	Arhaus Inc. Class A	11,090	116
*	ONE Group Hospitality Inc.	15,411	113
	Marine Products Corp.	6,508	110
	Townsquare Media Inc. Class A	9,269	110
*	Century Casinos Inc.	15,363	109
*	Fossil Group Inc.	42,400	109
*	Allbirds Inc. Class A	86,668	109
*	Fiesta Restaurant Group Inc.	13,364	106
*,1	Reservoir Media Inc.	17,600	106
*	Carrols Restaurant Group Inc.	20,848	105
*	Motorcar Parts of America Inc.	13,428	104
*	ThredUp Inc. Class A	41,643	102
*	Emerald Holding Inc.	23,900	98
*	American Outdoor Brands Inc.	11,061	96
	Saga Communications Inc. Class A	4,438	95
*	Envela Corp.	12,800	94
*	Noodles & Co. Class A	27,098	92
*	Superior Industries International Inc.	25,107	90
*,1	Sonder Holdings Inc.	167,200	89
	Bassett Furniture Industries Inc.	5,800	87
*,1	Rent the Runway Inc. Class A	44,000	87
*	J. Jill Inc.	4,000	86
	Flexsteel Industries Inc.	4,330	85
*	Lands' End Inc.	10,900	85
*	Universal Electronics Inc.	8,830	85

Balanced Index Fund
		Shares	Market Value• ($000)
*,1	BARK Inc.	62,355	83
*	Tilly's Inc. Class A	11,657	82
*,1	ContextLogic Inc. Class A	12,102	80
[1]	Canterbury Park Holding Corp.	3,400	79
*,1	Traeger Inc.	18,573	79
*	Loop Media Inc.	32,500	78
*	LL Flooring Holdings Inc.	19,622	75
*	Mesa Air Group Inc.	29,600	75
	Superior Group of Cos. Inc.	8,001	75
	Acme United Corp.	2,909	73
*	RumbleON Inc. Class B	5,807	72
*	Container Store Group Inc.	22,761	71
*	Citi Trends Inc.	3,954	70
*	American Public Education Inc.	14,286	68
	Lakeland Industries Inc.	4,633	67
*,1	Vacasa Inc. Class A	91,300	62
*	Strattec Security Corp.	3,216	59
[1]	Escalade Inc.	4,321	58
*,1	Lee Enterprises Inc.	4,325	58
*	JAKKS Pacific Inc.	2,879	57
*,1	Delta Apparel Inc.	5,328	56
	NL Industries Inc.	9,161	51
*,1	Spruce Power Holding Corp.	62,800	51
*	Polished.com Inc.	105,100	48
*,1	Kartoon Studios Inc.	25,381	48
*	Cumulus Media Inc. Class A	10,024	41
*	Duluth Holdings Inc. Class B	6,600	41
*	Liberty TripAdvisor Holdings Inc. Class A	62,500	41
*	Lulu's Fashion Lounge Holdings Inc.	15,108	38
*,1	Focus Universal Inc.	24,900	38
*	Barnes & Noble Education Inc.	27,441	35
*	Savers Value Village Inc.	1,443	34
*,1	Express Inc.	55,300	33
*,1	Kirkland's Inc.	11,800	33
*	Marchex Inc. Class B	15,105	32
*,1	Tupperware Brands Corp.	37,700	30
*	Conn's Inc.	7,900	29
*,1	BurgerFi International Inc.	18,200	29
	Lifetime Brands Inc.	4,913	28
*,1	Nautilus Inc.	20,996	26
*	Kewaunee Scientific Corp.	1,646	25
*	XWELL Inc.	124,200	25
*,1	Owlet Inc.	65,425	22
*	FlexShopper Inc.	16,024	21
*,1	CuriosityStream Inc.	20,600	19
*	AYRO Inc.	24,748	17
*	Wheels Up Experience Inc.	14,912	17
*,1	Cineverse Corp.	6,209	12
*,1	Fluent Inc.	16,860	11
*,2	Luby's Inc.	6,211	11
	Hamilton Beach Brands Holding Co. Class A	1,084	10
*	Live Ventures Inc.	372	10
*	Gaia Inc. Class A	3,502	8
*	Biglari Holdings Inc. Class B	30	6
*	Mullen Automotive Inc.	52,253	6
*	Beasley Broadcast Group Inc. Class A	5,320	5
*	Educational Development Corp.	2,923	3
	Crown Crafts Inc.	344	2
*,1,2	SRAX Inc.	7,476	1
			4,385,145
Consumer Staples (3.1%)
	Procter & Gamble Co.	1,648,825	250,193
	PepsiCo Inc.	963,605	178,479
	Coca-Cola Co.	2,721,890	163,912
	Philip Morris International Inc.	1,084,686	105,887
	Mondelez International Inc. Class A	953,828	69,572
	CVS Health Corp.	896,676	61,987
	Altria Group Inc.	1,249,633	56,608
	Colgate-Palmolive Co.	580,736	44,740
	McKesson Corp.	94,826	40,520
	Kimberly-Clark Corp.	236,660	32,673
	General Mills Inc.	411,911	31,594
*	Monster Beverage Corp.	512,382	29,431
		Shares	Market Value• ($000)
	Archer-Daniels-Midland Co.	381,189	28,803
	Constellation Brands Inc. Class A	115,433	28,411
	Corteva Inc.	473,361	27,124
	Sysco Corp.	355,441	26,374
	Hershey Co.	102,858	25,684
	AmerisourceBergen Corp.	120,382	23,165
	Keurig Dr Pepper Inc.	686,639	21,471
	Kroger Co.	450,472	21,172
	Kraft Heinz Co.	556,853	19,768
	Church & Dwight Co. Inc.	169,397	16,979
	McCormick & Co. Inc. (Non-Voting)	174,938	15,260
	Walgreens Boots Alliance Inc.	510,203	14,536
	Brown-Forman Corp. Class B	214,810	14,345
	Clorox Co.	85,778	13,642
	Kellogg Co.	178,639	12,040
	Lamb Weston Holdings Inc.	101,773	11,699
	Conagra Brands Inc.	332,077	11,198
	J M Smucker Co.	70,517	10,413
	Tyson Foods Inc. Class A	199,528	10,184
	Bunge Ltd.	104,738	9,882
	Molson Coors Beverage Co. Class B	125,370	8,254
	Hormel Foods Corp.	190,038	7,643
*	Darling Ingredients Inc.	111,639	7,121
*	US Foods Holding Corp.	155,662	6,849
*	Performance Food Group Co.	108,158	6,515
	Casey's General Stores Inc.	26,391	6,436
	Campbell Soup Co.	137,558	6,288
	Albertsons Cos. Inc. Class A	219,733	4,795
	Ingredion Inc.	43,588	4,618
*	Celsius Holdings Inc.	29,619	4,419
*	BellRing Brands Inc.	92,324	3,379
*	Post Holdings Inc.	36,080	3,126
	Flowers Foods Inc.	120,276	2,992
	Lancaster Colony Corp.	13,451	2,705
*	Sprouts Farmers Market Inc.	73,634	2,705
*	Simply Good Foods Co.	68,889	2,521
	Brown-Forman Corp. Class A	36,854	2,509
*	Hostess Brands Inc. Class A	93,572	2,369
*	Freshpet Inc.	33,909	2,232
	Spectrum Brands Holdings Inc.	28,335	2,212
	Coca-Cola Consolidated Inc.	3,275	2,083
*	TreeHouse Foods Inc.	39,225	1,976
*	Boston Beer Co. Inc. Class A	6,295	1,942
*	Grocery Outlet Holding Corp.	60,118	1,840
	WD-40 Co.	9,517	1,795
	Energizer Holdings Inc.	49,725	1,670
	Edgewell Personal Care Co.	33,828	1,397
	Primo Water Corp.	109,034	1,367
	J & J Snack Foods Corp.	8,413	1,332
	Cal-Maine Foods Inc.	26,954	1,213
	Nu Skin Enterprises Inc. Class A	35,698	1,185
	Vector Group Ltd.	88,188	1,130
	Reynolds Consumer Products Inc.	39,204	1,107
	MGP Ingredients Inc.	10,236	1,088
	Andersons Inc.	20,748	957
*	Chefs' Warehouse Inc.	24,617	880
	Ingles Markets Inc. Class A	10,412	861
*	Herbalife Ltd.	62,910	833
	Universal Corp.	16,258	812
*	Hain Celestial Group Inc.	63,791	798
*	United Natural Foods Inc.	39,940	781
	Utz Brands Inc.	46,761	765
*	National Beverage Corp.	15,304	740
	Weis Markets Inc.	11,489	738
	Medifast Inc.	7,584	699
	B&G Foods Inc.	46,582	648
*	Sovos Brands Inc.	32,912	644
	Fresh Del Monte Produce Inc.	24,817	638
	John B Sanfilippo & Son Inc.	5,217	612
*	Vita Coco Co. Inc.	22,025	592
*	Pilgrim's Pride Corp.	26,929	579
	SpartanNash Co.	25,540	575
	Seaboard Corp.	161	573

Balanced Index Fund
		Shares	Market Value• ($000)
*	Beauty Health Co.	66,859	560
*,1	Beyond Meat Inc.	42,680	554
*	USANA Health Sciences Inc.	7,561	477
	Tootsie Roll Industries Inc.	10,862	385
	Calavo Growers Inc.	12,130	352
*	Duckhorn Portfolio Inc.	27,109	352
*	Mission Produce Inc.	28,628	347
	ACCO Brands Corp.	59,091	308
*	Olaplex Holdings Inc.	81,743	304
	Turning Point Brands Inc.	11,701	281
*	Vital Farms Inc.	19,900	239
*,1	Westrock Coffee Co.	21,900	238
	PetMed Express Inc.	17,072	235
	Oil-Dri Corp. of America	3,586	211
*,1	BRC Inc. Class A	36,500	188
*	Benson Hill Inc.	139,100	181
*,1	Lifecore Biomedical Inc.	18,610	180
*	Seneca Foods Corp. Class A	4,915	161
*	Whole Earth Brands Inc.	37,141	149
[1]	Limoneira Co.	9,259	144
*	HF Foods Group Inc.	25,551	120
	Natural Grocers by Vitamin Cottage Inc.	9,195	113
*	GrowGeneration Corp.	28,800	98
*	Zevia PBC Class A	22,600	97
*	Nature's Sunshine Products Inc.	6,506	89
	Village Super Market Inc. Class A	3,722	85
*	Farmer Bros Co.	24,087	67
*,1	Honest Co. Inc.	38,800	65
*,1	Veru Inc.	51,077	61
*,1	Rite Aid Corp.	39,298	59
*	MamaMancini's Holdings Inc.	19,100	58
*	Lifeway Foods Inc.	6,292	42
*,1	22nd Century Group Inc.	102,339	39
*,1	AppHarvest Inc.	94,200	35
*,1	PLBY Group Inc.	16,900	28
*,1	ProPhase Labs Inc.	3,600	26
*	Natural Alternatives International Inc.	2,268	17
*	Willamette Valley Vineyards Inc.	1,146	7
*,1	Local Bounti Corp.	2,531	7
*	Coffee Holding Co. Inc.	3,188	4
*,2	Fresh Market Inc.	23,500	—
			1,559,247
Energy (2.6%)
	Exxon Mobil Corp.	2,827,695	303,270
	Chevron Corp.	1,258,639	198,047
	ConocoPhillips	848,066	87,868
	Schlumberger NV	998,063	49,025
	EOG Resources Inc.	409,148	46,823
	Marathon Petroleum Corp.	296,560	34,579
	Pioneer Natural Resources Co.	163,469	33,867
	Phillips 66	322,208	30,732
	Valero Energy Corp.	252,683	29,640
	Williams Cos. Inc.	852,130	27,805
	Occidental Petroleum Corp.	467,439	27,485
	Hess Corp.	193,948	26,367
	Cheniere Energy Inc.	161,509	24,608
	Kinder Morgan Inc.	1,337,459	23,031
	Baker Hughes Co. Class A	706,300	22,326
	Devon Energy Corp.	448,616	21,686
	ONEOK Inc.	311,918	19,252
	Halliburton Co.	567,659	18,727
	Diamondback Energy Inc.	126,728	16,647
*	Enphase Energy Inc.	96,116	16,097
*	First Solar Inc.	70,770	13,453
	Coterra Energy Inc.	503,611	12,741
	Targa Resources Corp.	157,911	12,017
	EQT Corp.	252,672	10,392
	Marathon Oil Corp.	432,213	9,950
	Chesapeake Energy Corp.	88,918	7,441
	APA Corp.	217,031	7,416
	Ovintiv Inc.	172,198	6,556
	Texas Pacific Land Corp.	4,259	5,607
	Range Resources Corp.	159,600	4,692
		Shares	Market Value• ($000)
*	Southwestern Energy Co.	764,481	4,595
	HF Sinclair Corp.	100,719	4,493
	NOV Inc.	277,117	4,445
*,1	Plug Power Inc.	422,976	4,395
	PDC Energy Inc.	61,370	4,366
*	Antero Resources Corp.	189,333	4,360
	ChampionX Corp.	139,217	4,321
	Chord Energy Corp.	27,120	4,171
	Matador Resources Co.	78,515	4,108
	Murphy Oil Corp.	104,283	3,994
	Civitas Resources Inc.	55,453	3,847
*	Transocean Ltd.	477,500	3,347
*	Weatherford International plc	50,000	3,321
	DT Midstream Inc.	66,539	3,298
	PBF Energy Inc. Class A	79,100	3,238
*	Noble Corp. plc	77,975	3,221
*	Shoals Technologies Group Inc. Class A	117,735	3,009
*	Denbury Inc.	33,900	2,924
	Equitrans Midstream Corp.	285,933	2,734
	Antero Midstream Corp.	235,147	2,728
	SM Energy Co.	86,200	2,726
	Magnolia Oil & Gas Corp. Class A	125,410	2,621
	Arcosa Inc.	33,554	2,542
	Helmerich & Payne Inc.	64,958	2,303
*	Array Technologies Inc.	98,465	2,225
	California Resources Corp.	48,463	2,195
	Northern Oil & Gas Inc.	57,999	1,991
*	CNX Resources Corp.	108,874	1,929
	Cactus Inc. Class A	44,233	1,872
	Peabody Energy Corp.	83,700	1,813
	Permian Resources Corp. Class A	165,200	1,811
*	Tidewater Inc.	31,400	1,741
*,1	ChargePoint Holdings Inc.	198,000	1,740
	Patterson-UTI Energy Inc.	140,000	1,676
*	Callon Petroleum Co.	44,760	1,570
[1]	Sitio Royalties Corp. Class A	55,468	1,457
	Liberty Energy Inc. Class A	106,900	1,429
	Warrior Met Coal Inc.	35,815	1,395
*	Oceaneering International Inc.	72,492	1,356
	Alpha Metallurgical Resources Inc.	8,250	1,356
	Arch Resources Inc.	11,992	1,352
*	NEXTracker Inc. Class A	33,575	1,337
*	Green Plains Inc.	41,000	1,322
*	NexTier Oilfield Solutions Inc.	142,446	1,273
	CONSOL Energy Inc.	17,800	1,207
	New Fortress Energy Inc.	42,275	1,132
*	Ameresco Inc. Class A	23,094	1,123
	Delek US Holdings Inc.	45,994	1,102
*	Par Pacific Holdings Inc.	40,539	1,079
*	Talos Energy Inc.	77,027	1,068
*	Diamond Offshore Drilling Inc.	71,700	1,021
	Archrock Inc.	97,551	1,000
	World Kinect Corp.	43,382	897
*	Helix Energy Solutions Group Inc.	105,500	779
*	NOW Inc.	74,488	772
	Core Laboratories Inc.	33,200	772
[1]	Comstock Resources Inc.	64,100	744
*	Gulfport Energy Corp.	7,069	743
*	Fluence Energy Inc. Class A	26,893	716
	CVR Energy Inc.	22,241	666
*	Earthstone Energy Inc. Class A	46,200	660
*,1	SunPower Corp.	63,536	623
*	MRC Global Inc.	60,200	606
*,1	Stem Inc.	105,000	601
*	Nabors Industries Ltd.	6,400	595
*,1	FuelCell Energy Inc.	270,302	584
*,1	Tellurian Inc.	405,500	572
*	Dril-Quip Inc.	23,177	539
*	Vital Energy Inc.	11,800	533
*,1	NextDecade Corp.	64,700	531
*	ProPetro Holding Corp.	63,300	522
*	Bristow Group Inc. Class A	18,117	520
	RPC Inc.	68,616	491

Balanced Index Fund
		Shares	Market Value• ($000)
	SunCoke Energy Inc.	59,664	470
*	REX American Resources Corp.	11,839	412
*	Oil States International Inc.	50,800	379
	Select Water Solutions Inc. Class A	46,035	373
*,1	SilverBow Resources Inc.	12,168	354
	Vitesse Energy Inc.	15,243	341
	Berry Corp.	47,100	324
	SandRidge Energy Inc.	20,416	311
*	Montauk Renewables Inc.	40,536	302
[1]	Kinetik Holdings Inc. Class A	8,450	297
*,1	EVgo Inc. Class A	73,700	295
*	Newpark Resources Inc.	55,400	290
*	W&T Offshore Inc.	74,445	288
*	TPI Composites Inc.	27,321	283
*	TETRA Technologies Inc.	81,500	275
	VAALCO Energy Inc.	72,169	271
[1]	Crescent Energy Co. Class A	25,898	270
*,1	Centrus Energy Corp. Class A	8,083	263
*	DMC Global Inc.	14,657	260
*	SEACOR Marine Holdings Inc.	22,548	258
[1]	Enviva Inc.	23,600	256
*	Gevo Inc.	156,500	238
	Atlas Energy Solutions Inc. Class A	12,921	224
*	Forum Energy Technologies Inc.	8,700	223
*	Solid Power Inc.	87,000	221
*	Amplify Energy Corp.	27,400	185
	Solaris Oilfield Infrastructure Inc. Class A	21,551	180
*	ProFrac Holding Corp. Class A	15,926	178
	Evolution Petroleum Corp.	20,558	166
	Ramaco Resources Inc. Class A	18,625	157
*,1	Aemetis Inc.	20,069	147
*,1	FTC Solar Inc.	44,004	142
	Granite Ridge Resources Inc.	20,700	137
*	Hallador Energy Co.	15,236	131
*,1	Ring Energy Inc.	74,543	127
	Riley Exploration Permian Inc.	3,500	125
*	KLX Energy Services Holdings Inc.	11,351	110
*	OPAL Fuels Inc. Class A	14,600	109
*	American Superconductor Corp.	17,108	107
*,1	Ranger Energy Services Inc. Class A	9,800	100
*	Natural Gas Services Group Inc.	10,000	99
	NACCO Industries Inc. Class A	2,823	98
	Epsilon Energy Ltd.	18,200	97
*,1	Empire Petroleum Corp.	10,300	94
*	Matrix Service Co.	12,854	76
*,1	Flotek Industries Inc.	97,100	71
*	Beam Global	5,900	61
*,1	American Resources Corp.	26,300	52
*,1	ESS Tech Inc.	33,409	49
	PHX Minerals Inc.	13,999	44
*,1	Geospace Technologies Corp.	5,246	41
*	Kodiak Gas Services Inc.	2,520	41
*,1	Nine Energy Service Inc.	10,400	40
*	Ramaco Resources Inc. Class B	3,725	40
*	Heliogen Inc.	145,100	36
*	Capstone Green Energy Corp.	11,235	13
*	Tidewater Inc. Class A Warrants Exp. 7/31/23	535	1
*	Tidewater Inc. Class B Warrants Exp. 7/31/23	579	—
*,2	Pineapple Energy Inc. CVR	463	—
*,1,2	Next Bridge Hydrocarbons Inc.	47,692	—
			1,298,824
Financials (6.2%)
*	Berkshire Hathaway Inc. Class B	1,161,722	396,147
	JPMorgan Chase & Co.	2,043,389	297,190
	Bank of America Corp.	4,734,027	135,819
	Wells Fargo & Co.	2,622,984	111,949
	S&P Global Inc.	224,306	89,922
	Goldman Sachs Group Inc.	232,420	74,965
	Morgan Stanley	876,054	74,815
	Marsh & McLennan Cos. Inc.	346,675	65,203
	BlackRock Inc.	88,960	61,484
	Charles Schwab Corp.	1,051,937	59,624
	Citigroup Inc.	1,291,654	59,468
		Shares	Market Value• ($000)
	Chubb Ltd.	289,753	55,795
	Progressive Corp.	409,560	54,213
	Aon plc Class A	135,699	46,843
	CME Group Inc.	251,923	46,679
	Blackstone Inc.	493,935	45,921
	Intercontinental Exchange Inc.	391,096	44,225
*	Berkshire Hathaway Inc. Class A	79	40,907
	Moody's Corp.	108,912	37,871
	US Bancorp	1,070,534	35,370
	PNC Financial Services Group Inc.	279,533	35,207
	Arthur J Gallagher & Co.	149,558	32,838
	American International Group Inc.	506,070	29,119
	Truist Financial Corp.	930,713	28,247
	Travelers Cos. Inc.	161,783	28,095
	Aflac Inc.	379,806	26,510
	KKR & Co. Inc.	453,029	25,370
	MSCI Inc. Class A	53,140	24,938
	Ameriprise Financial Inc.	72,849	24,198
	Bank of New York Mellon Corp.	524,099	23,333
	MetLife Inc.	401,696	22,708
	Prudential Financial Inc.	255,657	22,554
	Apollo Global Management Inc.	278,594	21,399
	Discover Financial Services	177,366	20,725
	Allstate Corp.	183,896	20,052
*	Arch Capital Group Ltd.	247,401	18,518
	T. Rowe Price Group Inc.	156,594	17,542
	Willis Towers Watson plc	74,345	17,508
	State Street Corp.	221,945	16,242
	Hartford Financial Services Group Inc.	216,880	15,620
	M&T Bank Corp.	115,734	14,323
	Raymond James Financial Inc.	133,559	13,859
	Nasdaq Inc.	273,177	13,618
	Broadridge Financial Solutions Inc.	82,030	13,587
	Principal Financial Group Inc.	170,080	12,899
	Fifth Third Bancorp	476,300	12,484
*	Markel Group Inc.	8,862	12,258
	LPL Financial Holdings Inc.	54,421	11,833
	Regions Financial Corp.	650,248	11,587
	Brown & Brown Inc.	158,509	10,912
	Ares Management Corp. Class A	112,563	10,845
	Huntington Bancshares Inc.	1,005,550	10,840
	FactSet Research Systems Inc.	26,862	10,762
	Cincinnati Financial Corp.	109,150	10,622
	Everest Re Group Ltd.	30,386	10,388
	Northern Trust Corp.	138,481	10,267
	Cboe Global Markets Inc.	74,123	10,230
	First Citizens BancShares Inc. Class A	7,091	9,101
	Citizens Financial Group Inc.	319,382	8,329
	W R Berkley Corp.	137,235	8,174
	Loews Corp.	135,665	8,056
*,1	Coinbase Global Inc. Class A	104,674	7,489
	Annaly Capital Management Inc.	344,778	6,899
	MarketAxess Holdings Inc.	26,283	6,871
	Equitable Holdings Inc.	251,165	6,822
	Globe Life Inc.	60,294	6,609
	RenaissanceRe Holdings Ltd.	35,032	6,534
	Fidelity National Financial Inc.	179,260	6,453
	Reinsurance Group of America Inc.	46,225	6,411
	KeyCorp	652,722	6,031
	American Financial Group Inc.	50,161	5,957
	Kinsale Capital Group Inc.	15,471	5,789
	Interactive Brokers Group Inc. Class A	68,781	5,714
	New York Community Bancorp Inc.	507,963	5,709
	Carlyle Group Inc.	178,371	5,699
	Franklin Resources Inc.	212,298	5,670
	Unum Group	117,103	5,586
	Tradeweb Markets Inc. Class A	80,482	5,511
	Invesco Ltd.	318,800	5,359
	East West Bancorp Inc.	98,793	5,215
	Primerica Inc.	25,942	5,130
	Ally Financial Inc.	189,358	5,115
	SEI Investments Co.	85,098	5,074
	Voya Financial Inc.	68,358	4,902

Balanced Index Fund
		Shares	Market Value• ($000)
	Assurant Inc.	37,228	4,680
*	SoFi Technologies Inc.	560,054	4,671
	Old Republic International Corp.	183,699	4,624
	Webster Financial Corp.	120,429	4,546
*	Robinhood Markets Inc. Class A	431,300	4,304
	Cullen/Frost Bankers Inc.	39,992	4,300
	AGNC Investment Corp.	415,373	4,208
	Stifel Financial Corp.	70,517	4,208
	First Horizon Corp.	372,456	4,198
	Selective Insurance Group Inc.	42,779	4,105
	RLI Corp.	29,766	4,062
	Starwood Property Trust Inc.	206,543	4,007
	First American Financial Corp.	68,976	3,933
	Comerica Inc.	92,789	3,931
	Commerce Bancshares Inc.	78,299	3,813
	Jefferies Financial Group Inc.	113,921	3,779
	Affiliated Managers Group Inc.	25,112	3,764
	OneMain Holdings Inc.	85,180	3,721
	Erie Indemnity Co. Class A	17,456	3,666
	Blue Owl Capital Inc. Class A	314,699	3,666
	Morningstar Inc.	18,142	3,557
	Prosperity Bancshares Inc.	61,679	3,484
	SouthState Corp.	51,807	3,409
	Houlihan Lokey Inc. Class A	34,672	3,409
	Essent Group Ltd.	72,786	3,406
	Bank OZK	78,793	3,164
	Wintrust Financial Corp.	43,036	3,125
	MGIC Investment Corp.	197,188	3,114
	Rithm Capital Corp.	330,439	3,090
*	Ryan Specialty Holdings Inc. Class A	68,771	3,087
	Lincoln National Corp.	119,768	3,085
	Home BancShares Inc.	132,628	3,024
	Synovus Financial Corp.	97,923	2,962
	Popular Inc.	48,911	2,960
	Evercore Inc. Class A	23,859	2,949
	Columbia Banking System Inc.	144,418	2,929
	Old National Bancorp	209,156	2,916
	FNB Corp.	253,729	2,903
	United Bankshares Inc.	95,884	2,845
	Axis Capital Holdings Ltd.	52,774	2,841
	Pinnacle Financial Partners Inc.	49,919	2,828
	Zions Bancorp NA	104,444	2,805
	Radian Group Inc.	108,089	2,732
	SLM Corp.	166,531	2,718
	First Financial Bankshares Inc.	94,248	2,685
	American Equity Investment Life Holding Co.	51,339	2,675
	Western Alliance Bancorp	72,854	2,657
	Janus Henderson Group plc	93,010	2,535
	Cadence Bank	128,917	2,532
	Hanover Insurance Group Inc.	22,159	2,505
	Lazard Ltd. Class A	76,107	2,435
	Glacier Bancorp Inc.	76,097	2,372
	FirstCash Holdings Inc.	25,396	2,370
	White Mountains Insurance Group Ltd.	1,699	2,360
	Valley National Bancorp	303,307	2,351
	Blackstone Mortgage Trust Inc. Class A	109,533	2,279
*	Credit Acceptance Corp.	4,416	2,243
*	Enstar Group Ltd.	9,098	2,222
	Hancock Whitney Corp.	57,329	2,200
	Kemper Corp.	45,474	2,195
*	Brighthouse Financial Inc.	45,013	2,131
	Moelis & Co. Class A	46,976	2,130
*	Mr Cooper Group Inc.	42,066	2,130
	Assured Guaranty Ltd.	37,675	2,102
	Federated Hermes Inc. Class B	57,407	2,058
*	Focus Financial Partners Inc. Class A	38,170	2,004
	Corebridge Financial Inc.	113,333	2,001
	United Community Banks Inc.	75,735	1,893
	Artisan Partners Asset Management Inc. Class A	46,793	1,839
	Hamilton Lane Inc. Class A	22,817	1,825
*,1	Upstart Holdings Inc.	50,471	1,807
	Community Bank System Inc.	37,485	1,757
	CNO Financial Group Inc.	74,211	1,757
		Shares	Market Value• ($000)
	Walker & Dunlop Inc.	22,070	1,745
[1]	Arbor Realty Trust Inc.	117,263	1,738
	Jackson Financial Inc. Class A	55,686	1,705
*	Texas Capital Bancshares Inc.	32,774	1,688
*	Genworth Financial Inc. Class A	335,055	1,675
	Ameris Bancorp	48,232	1,650
	International Bancshares Corp.	37,046	1,637
	UMB Financial Corp.	26,776	1,631
	WSFS Financial Corp.	42,588	1,606
	Associated Banc-Corp	97,960	1,590
*	NMI Holdings Inc. Class A	60,696	1,567
	First Hawaiian Inc.	86,538	1,559
	First Bancorp	127,477	1,558
*,1	Marathon Digital Holdings Inc.	111,675	1,548
	Piper Sandler Cos.	11,800	1,525
*	Axos Financial Inc.	37,634	1,484
	Cathay General Bancorp	45,973	1,480
	Simmons First National Corp. Class A	83,944	1,448
	ServisFirst Bancshares Inc.	34,271	1,402
	First Interstate BancSystem Inc. Class A	58,498	1,395
	BOK Financial Corp.	17,114	1,382
*,1	Riot Platforms Inc.	116,876	1,381
	Eastern Bankshares Inc.	111,059	1,363
	Pacific Premier Bancorp Inc.	65,826	1,361
	Fulton Financial Corp.	113,650	1,355
	Atlantic Union Bankshares Corp.	50,612	1,313
	Seacoast Banking Corp. of Florida	58,862	1,301
	TPG Inc. Class A	43,491	1,273
	Washington Federal Inc.	47,887	1,270
	First Financial Bancorp	61,691	1,261
	Independent Bank Corp.	27,759	1,236
	CVB Financial Corp.	92,505	1,228
	First Merchants Corp.	43,152	1,218
	PennyMac Financial Services Inc.	17,187	1,208
	Apollo Commercial Real Estate Finance Inc.	102,800	1,164
	Bank of Hawaii Corp.	28,238	1,164
	Ready Capital Corp.	103,115	1,163
	Navient Corp.	61,548	1,144
*	Enova International Inc.	21,541	1,144
*	BRP Group Inc. Class A	45,663	1,132
	BancFirst Corp.	12,263	1,128
	PJT Partners Inc. Class A	15,926	1,109
*	Bancorp Inc.	33,463	1,093
	Virtu Financial Inc. Class A	63,481	1,085
	BankUnited Inc.	48,789	1,051
*	StoneX Group Inc.	12,574	1,045
	Towne Bank	44,601	1,037
	WesBanco Inc.	40,356	1,033
	Renasant Corp.	39,385	1,029
	Hilltop Holdings Inc.	32,662	1,028
	Cohen & Steers Inc.	17,735	1,028
	BGC Partners Inc. Class A	231,072	1,024
	Enterprise Financial Services Corp.	25,941	1,014
	Park National Corp.	9,901	1,013
	Banner Corp.	23,103	1,009
	Two Harbors Investment Corp.	72,161	1,002
*	Palomar Holdings Inc.	17,157	996
	StepStone Group Inc. Class A	39,484	980
*	Cannae Holdings Inc.	48,200	974
	Chimera Investment Corp.	168,631	973
	Virtus Investment Partners Inc.	4,811	950
	NBT Bancorp Inc.	29,451	938
	Ladder Capital Corp. Class A	85,925	932
	City Holding Co.	10,342	931
*	Triumph Financial Inc.	15,321	930
	Pathward Financial Inc.	19,953	925
	Northwest Bancshares Inc.	85,607	907
	Claros Mortgage Trust Inc.	79,600	903
	PennyMac Mortgage Investment Trust	66,416	895
*	Clearwater Analytics Holdings Inc. Class A	55,784	885
	Compass Diversified Holdings	40,800	885
	Independent Bank Group Inc.	25,329	875
	Horace Mann Educators Corp.	29,216	867

Balanced Index Fund
		Shares	Market Value• ($000)
	Lakeland Financial Corp.	17,865	867
	Trustmark Corp.	40,044	846
	First Commonwealth Financial Corp.	66,653	843
	OFG Bancorp	32,183	839
	Franklin BSP Realty Trust Inc.	59,221	839
	MFA Financial Inc.	74,007	832
*	Goosehead Insurance Inc. Class A	13,204	830
	Provident Financial Services Inc.	50,630	827
	National Bank Holdings Corp. Class A	28,171	818
	Federal Agricultural Mortgage Corp. Class C	5,682	817
	Stewart Information Services Corp.	19,820	815
	Nelnet Inc. Class A	8,371	808
	Stock Yards Bancorp Inc.	17,792	807
	Safehold Inc.	33,945	805
	Victory Capital Holdings Inc. Class A	25,303	798
	First Bancorp (XNGS)	26,203	780
	Safety Insurance Group Inc.	10,682	766
	Heartland Financial USA Inc.	27,004	753
*,1	Lemonade Inc.	44,485	750
	Argo Group International Holdings Ltd.	25,200	746
	Westamerica Bancorp	19,452	745
*	Rocket Cos. Inc. Class A	82,700	741
*	LendingClub Corp.	75,742	738
	S&T Bancorp Inc.	26,932	732
	FB Financial Corp.	25,633	719
*	Encore Capital Group Inc.	14,715	715
*	Open Lending Corp.	67,137	706
	Stellar Bancorp Inc.	30,835	706
	Sandy Spring Bancorp Inc.	30,963	702
	AMERISAFE Inc.	13,025	694
*	Oscar Health Inc. Class A	85,300	688
	Hope Bancorp Inc.	80,705	680
	OceanFirst Financial Corp.	42,992	672
	First Busey Corp.	32,976	663
	ARMOUR Residential REIT Inc.	123,325	657
	TriCo Bancshares	19,565	650
	New York Mortgage Trust Inc.	64,067	636
	Lakeland Bancorp Inc.	47,448	635
*	PRA Group Inc.	27,748	634
	WisdomTree Inc.	91,621	629
	PacWest Bancorp	76,989	627
*	Avantax Inc.	27,986	626
	Berkshire Hills Bancorp Inc.	30,001	622
	Employers Holdings Inc.	16,575	620
	ProAssurance Corp.	40,958	618
	Origin Bancorp Inc.	21,050	617
	Veritex Holdings Inc.	34,377	616
	BrightSpire Capital Inc. Class A	90,713	610
	Capitol Federal Financial Inc.	98,512	608
	Peoples Bancorp Inc.	22,717	603
	National Western Life Group Inc. Class A	1,444	600
	Mercury General Corp.	19,781	599
	Nicolet Bankshares Inc.	8,820	599
	Southside Bancshares Inc.	22,295	583
*	Customers Bancorp Inc.	19,111	578
	Enact Holdings Inc.	23,000	578
	German American Bancorp Inc.	20,763	564
	Bank First Corp.	6,772	563
	Preferred Bank	10,231	563
	Live Oak Bancshares Inc.	21,351	562
*	SiriusPoint Ltd.	61,122	552
	TFS Financial Corp.	43,322	545
	First Bancshares Inc.	20,691	535
	Brookline Bancorp Inc.	61,007	533
*	Trupanion Inc.	26,874	529
	Ellington Financial Inc.	37,300	515
	Tompkins Financial Corp.	9,076	506
	Redwood Trust Inc.	79,346	505
	Dynex Capital Inc.	38,200	481
	Brightsphere Investment Group Inc.	22,782	477
*	AssetMark Financial Holdings Inc.	15,755	467
[1]	B. Riley Financial Inc.	10,094	464
	KKR Real Estate Finance Trust Inc.	38,141	464
		Shares	Market Value• ($000)
	Dime Community Bancshares Inc.	26,247	463
	ConnectOne Bancorp Inc.	27,819	462
	Premier Financial Corp.	27,886	447
*	Ambac Financial Group Inc.	31,321	446
	James River Group Holdings Ltd.	22,386	409
	Banc of California Inc.	35,220	408
	Univest Financial Corp.	22,527	407
	Heritage Financial Corp.	24,999	404
	Community Trust Bancorp Inc.	11,278	401
	TrustCo Bank Corp.	13,865	397
	United Fire Group Inc.	17,375	394
	QCR Holdings Inc.	9,550	392
	Old Second Bancorp Inc.	29,667	387
	Eagle Bancorp Inc.	18,256	386
[1]	UWM Holdings Corp. Class A	66,500	372
*	Columbia Financial Inc.	20,913	362
	P10 Inc. Class A	31,735	359
	Great Southern Bancorp Inc.	6,982	354
	Diamond Hill Investment Group Inc.	2,051	351
	Midland States Bancorp Inc.	17,164	342
	Amerant Bancorp Inc. Class A	19,621	337
	Universal Insurance Holdings Inc.	21,782	336
	Washington Trust Bancorp Inc.	12,408	333
	F&G Annuities & Life Inc.	13,447	333
	Mercantile Bank Corp.	11,852	327
*	World Acceptance Corp.	2,432	326
	Heritage Commerce Corp.	39,071	323
	Camden National Corp.	10,384	322
	Northfield Bancorp Inc.	29,033	319
	First Mid Bancshares Inc.	12,767	308
	Hanmi Financial Corp.	20,656	308
	Donegal Group Inc. Class B	21,794	303
[1]	Orchid Island Capital Inc.	29,283	303
	Invesco Mortgage Capital Inc.	25,990	298
	Central Pacific Financial Corp.	18,857	296
	Byline Bancorp Inc.	16,290	295
	Capital City Bank Group Inc.	9,619	295
	Farmers National Banc Corp.	23,843	295
	Business First Bancshares Inc.	19,476	293
*	CrossFirst Bankshares Inc.	29,303	293
	Kearny Financial Corp.	41,417	292
*	MBIA Inc.	33,738	291
	Peapack-Gladstone Financial Corp.	10,598	287
	Southern Missouri Bancorp Inc.	7,423	285
	First Community Bankshares Inc.	9,546	284
	SmartFinancial Inc.	13,047	281
	TPG RE Finance Trust Inc.	37,900	281
	Esquire Financial Holdings Inc.	6,049	277
	HomeTrust Bancshares Inc.	13,088	273
	NexPoint Diversified Real Estate Trust	21,800	273
*	Metropolitan Bank Holding Corp.	7,788	270
[1]	NewtekOne Inc.	16,800	267
	Cambridge Bancorp	4,871	265
	Macatawa Bank Corp.	27,543	256
	CNB Financial Corp.	14,373	254
	Horizon Bancorp Inc.	24,347	253
*	EZCORP Inc. Class A	30,070	252
	HarborOne Bancorp Inc.	29,083	252
	Merchants Bancorp	9,858	252
*	Carter Bankshares Inc.	16,854	249
	Flushing Financial Corp.	20,120	247
*	Coastal Financial Corp.	6,441	242
	Equity Bancshares Inc. Class A	10,342	236
	Tiptree Inc. Class A	15,559	234
	Waterstone Financial Inc.	16,159	234
*,1	Skyward Specialty Insurance Group Inc.	9,202	234
	Bar Harbor Bankshares	9,406	232
	Republic Bancorp Inc. Class A	5,332	227
	First of Long Island Corp.	18,784	226
	Amalgamated Financial Corp.	13,999	225
	Citizens Financial Services Inc.	3,008	224
	HCI Group Inc.	3,610	223
	First Financial Corp.	6,821	221

Balanced Index Fund
		Shares	Market Value• ($000)
	1st Source Corp.	5,123	215
	Metrocity Bankshares Inc.	12,006	215
	Arrow Financial Corp.	10,610	214
	Granite Point Mortgage Trust Inc.	40,300	214
	Independent Bank Corp. (Michigan)	12,460	211
*	Blue Foundry Bancorp	20,773	210
	Bank of Marin Bancorp	11,775	208
	Oppenheimer Holdings Inc. Class A	4,996	201
	Regional Management Corp.	6,593	201
	John Marshall Bancorp Inc.	10,000	201
	Alerus Financial Corp.	11,041	198
	Home Bancorp Inc.	5,803	193
*,1	Forge Global Holdings Inc.	79,468	193
	Peoples Financial Services Corp.	4,308	189
	GCM Grosvenor Inc. Class A	25,046	189
	Capstar Financial Holdings Inc.	15,265	187
	FS Bancorp Inc.	6,138	185
	Hingham Institution For Savings	862	184
	American National Bankshares Inc.	6,302	183
*	Greenlight Capital Re Ltd. Class A	17,350	183
*	LendingTree Inc.	8,224	182
*	Hippo Holdings Inc.	10,907	180
	Guaranty Bancshares Inc.	6,616	179
	Crawford & Co. Class A	16,065	178
	First Bancorp Inc.	7,333	178
	West Bancorp Inc.	9,617	177
	Red River Bancshares Inc.	3,606	177
	Five Star Bancorp	7,900	177
	Civista Bancshares Inc.	10,116	176
	Enterprise Bancorp Inc.	6,024	174
	Parke Bancorp Inc.	10,184	173
	Farmers & Merchants Bancorp Inc.	7,584	171
	Northrim Bancorp Inc.	4,327	170
	Mid Penn Bancorp Inc.	7,647	169
	Unity Bancorp Inc.	7,156	169
	Citizens & Northern Corp.	8,711	168
	Investors Title Co.	1,135	166
	Timberland Bancorp Inc.	6,506	166
	RBB Bancorp	13,800	165
	ACNB Corp.	4,849	161
	Financial Institutions Inc.	10,038	158
	PCB Bancorp	10,610	156
	Shore Bancshares Inc.	13,514	156
	Plumas Bancorp	4,330	155
	MidWestOne Financial Group Inc.	7,100	152
	BayCom Corp.	9,050	151
	Greene County Bancorp Inc.	5,012	149
	AFC Gamma Inc.	12,000	149
	Greenhill & Co. Inc.	10,100	148
	Summit Financial Group Inc.	7,124	147
	Capital Bancorp Inc.	8,094	146
	Community Financial Corp.	5,390	146
*	FVCBankcorp Inc.	13,437	145
	HBT Financial Inc.	7,843	145
	MainStreet Bancshares Inc.	6,374	144
	Sierra Bancorp	8,494	144
	Central Valley Community Bancorp	9,286	143
	Southern States Bancshares Inc.	6,798	143
	South Plains Financial Inc.	6,236	140
	Codorus Valley Bancorp Inc.	7,091	139
	First Foundation Inc.	34,444	137
	Middlefield Banc Corp.	5,094	137
	Sculptor Capital Management Inc. Class A	15,482	137
*	Third Coast Bancshares Inc.	8,500	135
	Chicago Atlantic Real Estate Finance Inc.	8,900	135
	Orange County Bancorp Inc.	3,619	134
	Fidelity D&D Bancorp Inc.	2,713	132
	Northeast Community Bancorp Inc.	8,905	132
	Seven Hills Realty Trust	12,900	132
	AG Mortgage Investment Trust Inc.	21,166	130
	Northeast Bank	3,074	128
	First Business Financial Services Inc.	4,314	127
	Blue Ridge Bankshares Inc.	14,200	126
		Shares	Market Value• ($000)
	First Bank	11,738	122
	National Bankshares Inc.	4,164	122
	Provident Bancorp Inc.	14,580	121
*	loanDepot Inc. Class A	57,100	121
*	eHealth Inc.	14,951	120
*	Ocwen Financial Corp.	4,011	120
*	Guild Holdings Co. Class A	10,380	118
	Ames National Corp.	6,500	117
	MVB Financial Corp.	5,521	116
*	California Bancorp	7,737	116
*	Ponce Financial Group Inc.	13,205	115
*	Bridgewater Bancshares Inc.	11,567	114
	Evans Bancorp Inc.	4,577	114
*	Southern First Bancshares Inc.	4,512	112
	Primis Financial Corp.	13,308	112
	Angel Oak Mortgage REIT Inc.	13,600	112
	Norwood Financial Corp.	3,727	110
	ChoiceOne Financial Services Inc.	4,770	110
*	Malvern Bancorp Inc.	6,840	108
*	Oportun Financial Corp.	18,084	108
	Penns Woods Bancorp Inc.	4,312	108
[1]	Sachem Capital Corp.	30,000	105
	Colony Bankcorp Inc.	11,200	105
	BCB Bancorp Inc.	8,673	102
*	Finwise Bancorp	11,444	102
	Franklin Financial Services Corp.	3,600	100
	Orrstown Financial Services Inc.	5,232	100
*,1	Hagerty Inc. Class A	10,600	99
	Hanover Bancorp Inc.	5,500	99
	Chemung Financial Corp.	2,549	98
	Great Ajax Corp.	15,903	97
	Salisbury Bancorp Inc.	4,115	97
	Princeton Bancorp Inc.	3,544	97
	Meridian Corp.	9,782	96
	Cherry Hill Mortgage Investment Corp.	19,275	93
	Virginia National Bankshares Corp.	2,852	92
	Hawthorn Bancshares Inc.	5,084	91
	C&F Financial Corp.	1,671	90
	BankFinancial Corp.	10,939	89
	Silvercrest Asset Management Group Inc. Class A	4,379	89
*	ECB Bancorp Inc.	6,780	89
	Summit State Bank	5,830	88
*	USCB Financial Holdings Inc.	8,587	88
	ESSA Bancorp Inc.	5,800	87
	First Financial Northwest Inc.	7,628	87
*,1	United Insurance Holdings Corp.	19,600	87
	Western New England Bancorp Inc.	14,848	87
*	SWK Holdings Corp.	5,198	87
	First Northwest Bancorp	7,546	86
	HMN Financial Inc.	4,600	86
	First Community Corp.	4,821	84
	Partners Bancorp	13,200	82
*	Kingsway Financial Services Inc.	9,900	81
*	Pioneer Bancorp Inc.	8,918	80
	First Internet Bancorp	5,320	79
*	NI Holdings Inc.	5,165	77
	Associated Capital Group Inc. Class A	2,140	76
*,1	Citizens Inc. Class A	31,480	76
	Old Point Financial Corp.	4,300	75
	Riverview Bancorp Inc.	14,806	75
*,1	Maiden Holdings Ltd.	35,700	75
	Investar Holding Corp.	6,106	74
*	Catalyst Bancorp Inc.	6,540	72
*,1	GoHealth Inc. Class A	3,633	72
	CF Bankshares Inc.	4,700	71
	William Penn Bancorp	7,000	71
	Ellington Residential Mortgage REIT	9,773	70
	OP Bancorp	8,347	70
	HomeStreet Inc.	11,588	69
*	Security National Financial Corp. Class A	7,802	69
	Bankwell Financial Group Inc.	2,772	68
	Eagle Bancorp Montana Inc.	5,063	67
*	Sterling Bancorp Inc.	12,013	66

Balanced Index Fund
		Shares	Market Value• ($000)
*	Consumer Portfolio Services Inc.	5,489	64
	Nexpoint Real Estate Finance Inc.	4,115	64
*	1895 Bancorp of Wisconsin Inc.	8,460	63
	Medallion Financial Corp.	7,764	61
	Lument Finance Trust Inc.	30,449	58
	LCNB Corp.	3,752	55
	First Guaranty Bancshares Inc.	4,784	54
*	First Western Financial Inc.	2,900	54
*	Heritage Global Inc.	14,800	54
*	Velocity Financial Inc.	4,566	53
	Luther Burbank Corp.	5,847	52
*,1	Arlington Asset Investment Corp. Class A	10,800	50
	Western Asset Mortgage Capital Corp.	5,630	50
*	Republic First Bancorp Inc.	54,003	49
*	ACRES Commercial Realty Corp.	5,440	48
	Westwood Holdings Group Inc.	3,791	47
	Bank7 Corp.	1,874	46
*,1	Bakkt Holdings Inc.	36,100	44
	Finward Bancorp	1,917	44
	Provident Financial Holdings Inc.	3,235	42
	First United Corp.	2,828	40
	Peoples Bancorp of North Carolina Inc.	1,927	35
	US Global Investors Inc. Class A	9,831	30
	First Savings Financial Group Inc.	2,109	28
*	Doma Holdings Inc.	5,696	28
	First Capital Inc.	812	25
	Curo Group Holdings Corp.	17,313	23
*	BM Technologies Inc.	7,778	23
	AmeriServ Financial Inc.	8,751	22
*	Heritage Insurance Holdings Inc.	5,700	22
*	Great Elm Group Inc.	10,698	22
*	Safeguard Scientifics Inc.	12,586	21
	Hennessy Advisors Inc.	2,219	16
*,1	Sunlight Financial Holdings Inc.	44,155	13
	CB Financial Services Inc.	574	12
	Bayfirst Financial Corp.	556	7
*	Nicholas Financial Inc.	983	5
	FNCB Bancorp Inc.	722	4
*	FG Financial Group Inc.	1,083	2
			3,076,808
Health Care (7.9%)
	UnitedHealth Group Inc.	651,226	313,005
	Johnson & Johnson	1,817,484	300,830
	Eli Lilly & Co.	597,590	280,258
	Merck & Co. Inc.	1,774,645	204,776
	AbbVie Inc.	1,233,926	166,247
	Pfizer Inc.	3,947,180	144,783
	Thermo Fisher Scientific Inc.	269,775	140,755
	Abbott Laboratories	1,216,434	132,616
	Danaher Corp.	464,125	111,390
	Bristol-Myers Squibb Co.	1,468,374	93,903
*	Intuitive Surgical Inc.	245,018	83,781
	Amgen Inc.	373,541	82,934
	Medtronic plc	930,912	82,013
	Elevance Health Inc.	165,877	73,697
	Stryker Corp.	238,967	72,906
	Gilead Sciences Inc.	873,034	67,285
*	Vertex Pharmaceuticals Inc.	180,079	63,372
	Cigna Group	207,100	58,112
*	Boston Scientific Corp.	1,022,461	55,305
	Becton Dickinson & Co.	198,854	52,499
*	Regeneron Pharmaceuticals Inc.	71,679	51,504
	Zoetis Inc. Class A	290,806	50,080
	HCA Healthcare Inc.	144,305	43,794
*	Edwards Lifesciences Corp.	424,259	40,020
	Humana Inc.	87,401	39,080
*	Dexcom Inc.	271,191	34,851
*	IQVIA Holdings Inc.	129,797	29,174
*	IDEXX Laboratories Inc.	57,868	29,063
*	Biogen Inc.	101,080	28,793
*	Moderna Inc.	226,704	27,545
*	Centene Corp.	383,788	25,887
	Agilent Technologies Inc.	206,806	24,868
		Shares	Market Value• ($000)
	ResMed Inc.	102,697	22,439
	GE HealthCare Technologies Inc.	270,439	21,970
	Zimmer Biomet Holdings Inc.	146,024	21,261
*	Illumina Inc.	110,291	20,678
*	Veeva Systems Inc. Class A	101,814	20,132
	West Pharmaceutical Services Inc.	51,702	19,774
*	Seagen Inc.	98,351	18,929
*	Align Technology Inc.	50,914	18,005
	Cardinal Health Inc.	178,056	16,839
*	Alnylam Pharmaceuticals Inc.	87,141	16,552
*	Horizon Therapeutics plc	159,703	16,425
	Baxter International Inc.	352,248	16,048
	STERIS plc	69,301	15,591
	Laboratory Corp. of America Holdings	61,731	14,898
*	Insulet Corp.	48,900	14,100
*	Hologic Inc.	172,357	13,956
	Cooper Cos. Inc.	34,490	13,225
*	Molina Healthcare Inc.	40,840	12,303
*	Exact Sciences Corp.	126,261	11,856
*	BioMarin Pharmaceutical Inc.	131,244	11,376
	Quest Diagnostics Inc.	77,787	10,934
	Revvity Inc.	88,075	10,462
*	Avantor Inc.	471,241	9,679
	Bio-Techne Corp.	109,757	8,959
*	Penumbra Inc.	25,512	8,778
	Viatris Inc.	835,246	8,336
*	Incyte Corp.	131,657	8,196
	Royalty Pharma plc Class A	265,850	8,172
	Teleflex Inc.	32,790	7,936
*	Charles River Laboratories International Inc.	35,574	7,479
*	Henry Schein Inc.	91,134	7,391
*	Shockwave Medical Inc.	25,667	7,326
*	United Therapeutics Corp.	32,722	7,223
*	Sarepta Therapeutics Inc.	62,039	7,105
*	Inspire Medical Systems Inc.	20,499	6,655
	Universal Health Services Inc. Class B	41,716	6,582
*	Neurocrine Biosciences Inc.	68,162	6,428
*	Apellis Pharmaceuticals Inc.	69,422	6,324
	DENTSPLY SIRONA Inc.	149,119	5,968
*	Masimo Corp.	35,178	5,789
*	Tenet Healthcare Corp.	71,118	5,788
	Chemed Corp.	10,505	5,690
*	Bio-Rad Laboratories Inc. Class A	14,701	5,573
*	Jazz Pharmaceuticals plc	42,577	5,278
*	Repligen Corp.	37,280	5,274
*	Catalent Inc.	118,837	5,153
	Bruker Corp.	66,706	4,931
*	Acadia Healthcare Co. Inc.	61,411	4,891
*	Karuna Therapeutics Inc.	22,347	4,846
	Encompass Health Corp.	66,931	4,532
*	Exelixis Inc.	228,278	4,362
*	Lantheus Holdings Inc.	47,813	4,012
*	Envista Holdings Corp.	116,362	3,938
*	Ionis Pharmaceuticals Inc.	95,727	3,928
*	Option Care Health Inc.	119,667	3,888
*	Medpace Holdings Inc.	16,007	3,844
*	Intra-Cellular Therapies Inc.	60,697	3,843
*	IVERIC bio Inc.	96,813	3,809
*	HealthEquity Inc.	60,126	3,796
	Organon & Co.	180,184	3,750
*	Natera Inc.	76,182	3,707
*	agilon health Inc.	211,328	3,664
*	Alkermes plc	114,458	3,583
	Ensign Group Inc.	37,386	3,569
*	DaVita Inc.	34,893	3,506
*	Elanco Animal Health Inc.	345,905	3,480
*	10X Genomics Inc. Class A	61,905	3,457
*	ImmunoGen Inc.	179,761	3,392
*	Merit Medical Systems Inc.	39,963	3,343
*	Halozyme Therapeutics Inc.	92,464	3,335
*	Globus Medical Inc. Class A	55,283	3,292
	Perrigo Co. plc	96,209	3,266
*	Syneos Health Inc.	73,608	3,102

Balanced Index Fund
		Shares	Market Value• ($000)
*	Novocure Ltd.	73,502	3,050
*	Neogen Corp.	138,328	3,009
*	Haemonetics Corp.	35,319	3,007
*	Vaxcyte Inc.	59,312	2,962
*	QuidelOrtho Corp.	35,002	2,900
	CONMED Corp.	20,993	2,853
*	ICU Medical Inc.	16,003	2,852
*	Teladoc Health Inc.	111,142	2,814
*	Guardant Health Inc.	78,079	2,795
*	Blueprint Medicines Corp.	41,871	2,646
*	Arrowhead Pharmaceuticals Inc.	72,044	2,569
*	Doximity Inc. Class A	75,259	2,560
*	Amicus Therapeutics Inc.	201,243	2,528
*	R1 RCM Inc.	131,802	2,432
*	Madrigal Pharmaceuticals Inc.	10,230	2,363
*	Intellia Therapeutics Inc.	57,738	2,355
	Premier Inc. Class A	83,691	2,315
*	TG Therapeutics Inc.	93,167	2,314
*	Omnicell Inc.	30,920	2,278
*	Evolent Health Inc. Class A	74,899	2,269
*	Surgery Partners Inc.	49,857	2,243
*	Glaukos Corp.	31,343	2,232
*	Ultragenyx Pharmaceutical Inc.	47,884	2,209
	Select Medical Holdings Corp.	69,345	2,209
*	Enovis Corp.	34,183	2,192
*	iRhythm Technologies Inc.	20,490	2,138
*	Azenta Inc.	45,586	2,128
*	Denali Therapeutics Inc.	72,022	2,125
*	Pacific Biosciences of California Inc.	159,775	2,125
*	PTC Therapeutics Inc.	51,936	2,112
	Patterson Cos. Inc.	63,360	2,107
*	Cytokinetics Inc.	64,453	2,102
*	Progyny Inc.	53,092	2,089
*	ACADIA Pharmaceuticals Inc.	86,965	2,083
*	Prestige Consumer Healthcare Inc.	34,970	2,078
*	Amedisys Inc.	22,676	2,073
*	Insmed Inc.	97,706	2,062
*	Integra LifeSciences Holdings Corp.	49,440	2,033
*	Reata Pharmaceuticals Inc. Class A	19,733	2,012
*	Integer Holdings Corp.	22,655	2,007
*	Privia Health Group Inc.	73,117	1,909
*,1	Ginkgo Bioworks Holdings Inc. Class A	1,011,686	1,882
*	Inari Medical Inc.	32,342	1,880
*,1	Axsome Therapeutics Inc.	26,106	1,876
*	Krystal Biotech Inc.	15,447	1,813
*	Axonics Inc.	35,674	1,800
*	REVOLUTION Medicines Inc.	66,270	1,773
*	TransMedics Group Inc.	20,931	1,758
*	Vir Biotechnology Inc.	71,121	1,745
*	STAAR Surgical Co.	32,970	1,733
*	Sage Therapeutics Inc.	36,148	1,700
*	Beam Therapeutics Inc.	51,311	1,638
*	AtriCure Inc.	32,046	1,582
*	NuVasive Inc.	38,001	1,580
*	Chinook Therapeutics Inc.	40,931	1,573
*	Akero Therapeutics Inc.	33,170	1,549
*	Certara Inc.	83,831	1,527
*	Amphastar Pharmaceuticals Inc.	26,226	1,507
*	Revance Therapeutics Inc.	57,092	1,445
*	Morphic Holding Inc.	24,600	1,410
*	NeoGenomics Inc.	87,102	1,400
*	Sotera Health Co.	72,231	1,361
*	RadNet Inc.	41,556	1,356
*	Bridgebio Pharma Inc.	76,322	1,313
*	Veracyte Inc.	51,398	1,309
*	Mirati Therapeutics Inc.	35,968	1,300
*	Myriad Genetics Inc.	56,049	1,299
*	CorVel Corp.	6,709	1,298
*	Vericel Corp.	34,444	1,294
*	Corcept Therapeutics Inc.	57,704	1,284
	US Physical Therapy Inc.	10,460	1,270
*	Pacira BioSciences Inc.	31,254	1,252
*	Cerevel Therapeutics Holdings Inc.	37,600	1,195
		Shares	Market Value• ($000)
*	DICE Therapeutics Inc.	24,873	1,156
*	Geron Corp.	359,553	1,154
*	Celldex Therapeutics Inc.	33,552	1,138
*	Phreesia Inc.	36,022	1,117
*	Dynavax Technologies Corp.	85,461	1,104
*	Supernus Pharmaceuticals Inc.	36,654	1,102
*	Protagonist Therapeutics Inc.	39,665	1,096
*	Xencor Inc.	43,673	1,091
*	Tandem Diabetes Care Inc.	44,374	1,089
*	Addus HomeCare Corp.	11,566	1,072
*	Agios Pharmaceuticals Inc.	37,588	1,064
*	Viking Therapeutics Inc.	63,875	1,035
*	Ventyx Biosciences Inc.	31,028	1,018
*	Maravai LifeSciences Holdings Inc. Class A	81,635	1,015
*	Iovance Biotherapeutics Inc.	143,847	1,013
*	Syndax Pharmaceuticals Inc.	48,187	1,009
*	Alphatec Holdings Inc.	55,467	997
*	UFP Technologies Inc.	5,136	996
*	Apollo Medical Holdings Inc.	31,197	986
*	Zentalis Pharmaceuticals Inc.	34,601	976
*	Ironwood Pharmaceuticals Inc. Class A	91,420	973
*	Relay Therapeutics Inc.	77,145	969
	LeMaitre Vascular Inc.	14,392	968
*	Hims & Hers Health Inc.	99,700	937
*	Owens & Minor Inc.	48,573	925
*	SpringWorks Therapeutics Inc.	35,106	920
*	BioCryst Pharmaceuticals Inc.	129,109	909
*	PROCEPT BioRobotics Corp.	25,518	902
*	Catalyst Pharmaceuticals Inc.	66,400	892
*	Avanos Medical Inc.	34,214	875
*	Ideaya Biosciences Inc.	36,478	857
*	Ligand Pharmaceuticals Inc.	11,752	847
*	Amylyx Pharmaceuticals Inc.	38,707	835
*	Rocket Pharmaceuticals Inc.	41,980	834
*	Travere Therapeutics Inc.	54,050	830
	Embecta Corp.	38,342	828
*	Arvinas Inc.	33,294	826
*	Treace Medical Concepts Inc.	31,640	809
*	Arcellx Inc.	25,484	806
*	Silk Road Medical Inc.	24,351	791
*	Twist Bioscience Corp.	38,555	789
*	Nuvalent Inc. Class A	18,666	787
*	Pediatrix Medical Group Inc.	55,346	786
*	Cymabay Therapeutics Inc.	71,702	785
*	Replimune Group Inc.	33,343	774
*	Harmony Biosciences Holdings Inc.	21,970	773
*	Outset Medical Inc.	34,549	756
*	MannKind Corp.	181,020	737
*	89bio Inc.	38,764	735
	Healthcare Services Group Inc.	48,112	718
*	Arcus Biosciences Inc.	34,801	707
*	SI-BONE Inc.	26,195	707
*,1	Cassava Sciences Inc.	28,700	704
*	Immunovant Inc.	37,100	704
*	Varex Imaging Corp.	29,662	699
*	Warby Parker Inc. Class A	59,524	696
*	Kymera Therapeutics Inc.	29,179	671
*	Rhythm Pharmaceuticals Inc.	40,461	667
*	Viridian Therapeutics Inc.	27,741	660
*	Pliant Therapeutics Inc.	36,322	658
*	Cogent Biosciences Inc.	55,453	657
*	AdaptHealth Corp. Class A	53,335	649
*	Adaptive Biotechnologies Corp.	95,724	642
*	Crinetics Pharmaceuticals Inc.	34,649	624
*	ANI Pharmaceuticals Inc.	11,494	619
*	Cytek Biosciences Inc.	71,918	614
*	Avid Bioservices Inc.	43,517	608
*	Accolade Inc.	45,110	608
*	Recursion Pharmaceuticals Inc. Class A	81,102	606
*	Keros Therapeutics Inc.	15,069	605
*,1	Verve Therapeutics Inc.	32,020	600
*	NextGen Healthcare Inc.	36,898	598
*	Deciphera Pharmaceuticals Inc.	42,310	596

Balanced Index Fund
		Shares	Market Value• ($000)
*	Inhibrx Inc.	22,765	591
*	REGENXBIO Inc.	28,991	580
*	Point Biopharma Global Inc.	63,922	579
*	ADMA Biologics Inc.	156,471	577
	National Research Corp.	13,198	574
*	DocGo Inc.	60,100	563
*	Nevro Corp.	21,922	557
*	BioLife Solutions Inc.	25,159	556
*	Fulgent Genetics Inc.	15,018	556
*	Quanterix Corp.	24,560	554
	Atrion Corp.	977	553
*	Multiplan Corp.	257,400	543
	National HealthCare Corp.	8,738	540
*	Kura Oncology Inc.	50,715	537
*	ACELYRIN Inc.	25,429	531
*	OPKO Health Inc.	244,261	530
*	EQRx Inc.	283,200	527
*	Collegium Pharmaceutical Inc.	24,298	522
*	Brookdale Senior Living Inc.	121,631	513
*	OrthoPediatrics Corp.	11,689	513
*	Mirum Pharmaceuticals Inc.	19,537	505
*	Avidity Biosciences Inc.	45,515	505
*	Arcturus Therapeutics Holdings Inc.	17,443	500
*	Day One Biopharmaceuticals Inc.	41,661	497
*	Ardelyx Inc.	146,000	495
*	Innoviva Inc.	38,215	486
*	Orthofix Medical Inc.	26,885	486
*	4D Molecular Therapeutics Inc.	26,726	483
*,1	Novavax Inc.	64,400	478
	HealthStream Inc.	19,291	474
*	Aclaris Therapeutics Inc.	44,964	466
*	MiMedx Group Inc.	70,200	464
*	Artivion Inc.	26,789	461
*	Editas Medicine Inc.	55,877	460
*	Paragon 28 Inc.	25,752	457
*,1	LifeStance Health Group Inc.	49,673	454
*	Enhabit Inc.	39,395	453
*	Anavex Life Sciences Corp.	55,577	452
*	RxSight Inc.	15,417	444
*	Health Catalyst Inc.	33,373	417
*,1	Prime Medicine Inc.	28,442	417
*	RAPT Therapeutics Inc.	21,985	411
*,1	Sana Biotechnology Inc.	69,018	411
*	Community Health Systems Inc.	92,456	407
*	Marinus Pharmaceuticals Inc.	37,350	406
*	Tactile Systems Technology Inc.	16,140	402
*	Biomea Fusion Inc.	17,900	393
*	Agenus Inc.	240,917	385
*	Disc Medicine Inc.	8,600	382
*	Alignment Healthcare Inc.	64,789	373
*	Agiliti Inc.	22,416	370
*,1	Zymeworks Inc.	42,300	365
*,1	Phathom Pharmaceuticals Inc.	25,360	363
*,1	Sharecare Inc.	207,400	363
*	Dyne Therapeutics Inc.	32,045	361
*	American Well Corp. Class A	170,727	359
*	ModivCare Inc.	7,812	353
*	23andMe Holding Co. Class A	201,100	352
*,1	Harrow Health Inc.	18,257	348
*	2seventy bio Inc.	34,344	348
*,1	Cabaletta Bio Inc.	26,492	342
*,1	Lyell Immunopharma Inc.	105,726	336
*,1	Seres Therapeutics Inc.	69,975	335
*	Arcutis Biotherapeutics Inc.	35,006	334
*	PetIQ Inc. Class A	21,893	332
*	Theravance Biopharma Inc.	32,101	332
*	Vera Therapeutics Inc. Class A	20,452	328
*	Voyager Therapeutics Inc.	28,600	327
*,1	OmniAb Inc.	64,445	324
*	Avita Medical Inc.	18,756	319
*,1	Scilex Holding Co.	56,900	317
*	CareDx Inc.	36,859	313
*	Enanta Pharmaceuticals Inc.	14,469	310
		Shares	Market Value• ($000)
*	GoodRx Holdings Inc. Class A	56,002	309
*	MaxCyte Inc.	66,640	306
*	Fate Therapeutics Inc.	63,965	304
*,1	Enliven Therapeutics Inc.	14,831	303
*	Kiniksa Pharmaceuticals Ltd. Class A	21,265	299
*	Nurix Therapeutics Inc.	29,820	298
*	Aldeyra Therapeutics Inc.	34,700	291
	iRadimed Corp.	5,991	286
*	Pulmonx Corp.	21,458	281
*	Intercept Pharmaceuticals Inc.	25,300	280
*	Liquidia Corp.	35,629	280
*	Vanda Pharmaceuticals Inc.	41,986	277
*	ProKidney Corp. Class A	24,600	275
*	Tarsus Pharmaceuticals Inc.	15,160	274
*	Cerus Corp.	109,208	269
*	Axogen Inc.	29,257	267
*	Emergent BioSolutions Inc.	35,612	262
*,1	Cano Health Inc.	188,404	262
*	Pennant Group Inc.	21,097	259
*	AnaptysBio Inc.	12,700	258
*	Bluebird Bio Inc.	78,000	257
*	Coherus Biosciences Inc.	60,235	257
*	Amneal Pharmaceuticals Inc.	81,700	253
*	MacroGenics Inc.	46,700	250
*	Anika Therapeutics Inc.	9,542	248
*	Arbutus Biopharma Corp.	107,845	248
*,1	Terns Pharmaceuticals Inc.	28,313	248
*,1	Senseonics Holdings Inc.	324,200	247
*	Surmodics Inc.	7,842	246
*	Mersana Therapeutics Inc.	74,304	244
*	Alector Inc.	40,147	241
*	Castle Biosciences Inc.	17,567	241
*	Olema Pharmaceuticals Inc.	26,604	240
*	Allogene Therapeutics Inc.	47,833	238
*	Edgewise Therapeutics Inc.	30,691	238
*	Accuray Inc.	61,258	237
*	PMV Pharmaceuticals Inc.	37,924	237
*	Ocular Therapeutix Inc.	45,271	234
*	Savara Inc.	73,243	234
*	Computer Programs & Systems Inc.	9,434	233
*	AngioDynamics Inc.	22,092	230
*	OraSure Technologies Inc.	45,774	229
*	Sutro Biopharma Inc.	49,072	228
*	Allakos Inc.	52,074	227
*	Alpine Immune Sciences Inc.	22,030	226
*,3	Scilex Holding Co. (Acquired 1/23/23, Cost $465)	44,359	222
*	HilleVax Inc.	12,535	215
*	iTeos Therapeutics Inc.	16,182	214
*	Tyra Biosciences Inc.	12,400	211
	Phibro Animal Health Corp. Class A	15,356	210
*,1	X4 Pharmaceuticals Inc.	107,908	209
*,1	Xeris Biopharma Holdings Inc.	79,815	209
*	Inogen Inc.	17,882	207
*	KalVista Pharmaceuticals Inc.	23,051	207
*	Clover Health Investments Corp. Class A	230,600	207
*,1	Icosavax Inc.	20,890	207
*	Viemed Healthcare Inc.	20,899	204
*,1	Immuneering Corp. Class A	20,162	204
*	SomaLogic Inc.	85,614	198
*,1	Omeros Corp.	35,983	196
*,1	Summit Therapeutics Inc.	77,925	196
*,1	Mineralys Therapeutics Inc.	11,523	196
	Utah Medical Products Inc.	2,090	195
*,1	Lexicon Pharmaceuticals Inc.	84,532	194
*,1	Outlook Therapeutics Inc.	111,564	194
*,1	ARS Pharmaceuticals Inc.	29,000	194
*	Monte Rosa Therapeutics Inc.	28,328	194
*	Assertio Holdings Inc.	35,500	192
*,1	P3 Health Partners Inc.	64,200	192
*,1	ImmunityBio Inc.	68,635	191
*,1	Butterfly Network Inc.	83,143	191
*,1	Entrada Therapeutics Inc.	12,607	191
*,1	ORIC Pharmaceuticals Inc.	24,507	190

Balanced Index Fund
		Shares	Market Value• ($000)
*,1	EyePoint Pharmaceuticals Inc.	21,612	188
*	Cutera Inc.	12,390	187
[1]	Carisma Therapeutics Inc.	21,192	186
*	Evolus Inc.	25,400	185
*,1	scPharmaceuticals Inc.	18,200	185
*	Eagle Pharmaceuticals Inc.	9,445	184
*,1	Invitae Corp.	162,468	184
*	Scholar Rock Holding Corp.	24,294	183
*	Zimvie Inc.	16,330	183
*,1	Lineage Cell Therapeutics Inc.	128,266	181
*	Tenaya Therapeutics Inc.	30,884	181
*	FibroGen Inc.	65,782	178
*,1	Tango Therapeutics Inc.	53,400	177
*	Y-mAbs Therapeutics Inc.	25,975	176
*	Atea Pharmaceuticals Inc.	46,519	174
*	Nuvation Bio Inc.	96,553	174
*	Kodiak Sciences Inc.	24,897	172
*	Organogenesis Holdings Inc. Class A	51,218	170
*	InfuSystem Holdings Inc.	17,567	169
*	Aura Biosciences Inc.	13,713	169
*,1	Perspective Therapeutics Inc.	251,620	168
*	Astria Therapeutics Inc.	20,200	168
*,1	CareMax Inc.	53,555	167
*	OptimizeRx Corp.	11,439	163
*	Erasca Inc.	59,061	163
*	Karyopharm Therapeutics Inc.	90,538	162
*	Tabula Rasa HealthCare Inc.	19,595	162
*	Cullinan Oncology Inc.	14,892	160
*	Stoke Therapeutics Inc.	14,884	158
*	CorMedix Inc.	39,265	156
*	Rigel Pharmaceuticals Inc.	119,340	154
*	Seer Inc. Class A	36,017	154
*	Aerovate Therapeutics Inc.	8,963	154
*,1	Zomedica Corp.	759,400	152
*,1	908 Devices Inc.	22,158	152
*	Generation Bio Co.	26,818	148
*	NanoString Technologies Inc.	35,956	146
*	Sight Sciences Inc.	17,683	146
*	Actinium Pharmaceuticals Inc.	19,281	143
*	Quantum-Si Inc.	80,152	143
*	Harvard Bioscience Inc.	25,649	141
*	Ovid therapeutics Inc.	43,087	141
	SIGA Technologies Inc.	27,490	139
*	Fulcrum Therapeutics Inc.	42,012	139
*	Tela Bio Inc.	13,582	138
*	Black Diamond Therapeutics Inc.	27,000	136
*,1	Bionano Genomics Inc.	222,000	135
*	Allovir Inc.	39,747	135
*	Codexis Inc.	46,017	129
*	Joint Corp.	9,539	129
*,1	Citius Pharmaceuticals Inc.	106,287	128
*	CytoSorbents Corp.	35,641	128
*,1	Sanara Medtech Inc.	3,200	128
*	Akoya Biosciences Inc.	17,202	127
*	Altimmune Inc.	35,370	125
*	Verastem Inc.	16,780	125
*	Atossa Therapeutics Inc.	98,096	124
*	Annexon Inc.	35,304	124
*,1	Compass Therapeutics Inc.	38,900	124
*	Caribou Biosciences Inc.	28,884	123
*,1	Adverum Biotechnologies Inc.	76,000	121
*	Ocuphire Pharma Inc.	27,073	118
*,1	Ikena Oncology Inc.	18,053	118
*	Theseus Pharmaceuticals Inc.	12,548	117
*	NGM Biopharmaceuticals Inc.	44,858	116
*,1	Zynex Inc.	12,104	116
*,1	Vaxxinity Inc. Class A	45,915	116
*	Sangamo Therapeutics Inc.	87,322	114
*	Spectrum Pharmaceuticals Inc.	118,300	114
*	Semler Scientific Inc.	4,289	113
*,1	Merrimack Pharmaceuticals Inc.	9,104	112
*,1	Rallybio Corp.	19,513	110
*	Akebia Therapeutics Inc.	119,228	109
		Shares	Market Value• ($000)
*	Apyx Medical Corp.	21,359	107
*	Precigen Inc.	93,207	107
*	DiaMedica Therapeutics Inc.	24,554	106
*,1	Achieve Life Sciences Inc.	20,200	105
*	Atara Biotherapeutics Inc.	64,886	104
*	Standard BioTools Inc.	54,000	104
*,1	Asensus Surgical Inc. Class A	202,501	102
*	Selecta Biosciences Inc.	90,109	101
*	Janux Therapeutics Inc.	8,474	101
*	FONAR Corp.	5,825	100
*,1	AN2 Therapeutics Inc.	11,822	100
*	Puma Biotechnology Inc.	28,100	99
*,1	Zevra Therapeutics Inc.	19,400	99
*	CVRx Inc.	6,424	99
*	ALX Oncology Holdings Inc.	13,029	98
*,1	PDS Biotechnology Corp.	19,304	97
*,1	Verrica Pharmaceuticals Inc.	16,816	97
*,1	GlycoMimetics Inc.	54,900	96
*	Longboard Pharmaceuticals Inc.	13,099	96
*	Cara Therapeutics Inc.	33,414	95
*	Esperion Therapeutics Inc.	68,175	95
*,1	Design Therapeutics Inc.	15,079	95
*	Abeona Therapeutics Inc.	23,500	95
*	Century Therapeutics Inc.	29,900	94
*	Assembly Biosciences Inc.	80,800	93
*,1	Bioxcel Therapeutics Inc.	13,911	93
*	Kezar Life Sciences Inc.	37,867	93
*	Cue Biopharma Inc.	25,288	92
*	Reneo Pharmaceuticals Inc.	14,000	92
*,1	Heron Therapeutics Inc.	78,614	91
*	Immunome Inc.	11,471	91
*	Acumen Pharmaceuticals Inc.	18,900	91
*	ClearPoint Neuro Inc.	12,373	90
*	Aadi Bioscience Inc.	13,200	90
*	Nuvectis Pharma Inc.	5,600	89
*	Durect Corp.	18,079	89
*,1	Seelos Therapeutics Inc.	73,332	88
*	Inozyme Pharma Inc.	15,730	88
*	C4 Therapeutics Inc.	31,822	88
*,1	Innovage Holding Corp.	11,700	88
*	Nektar Therapeutics Class A	151,005	87
*,1	XOMA Corp.	4,561	86
*,1	Celcuity Inc.	7,727	85
*	Gossamer Bio Inc.	69,585	84
*	KORU Medical Systems Inc.	24,374	84
*	Sera Prognostics Inc. Class A	25,500	84
*	Eyenovia Inc.	35,000	83
*	aTyr Pharma Inc.	38,420	83
*	G1 Therapeutics Inc.	32,793	82
*	Ocugen Inc.	150,100	82
*,1	Vicarious Surgical Inc. Class A	44,962	82
*	Paratek Pharmaceuticals Inc.	36,785	81
*	Electromed Inc.	7,476	80
*	Acrivon Therapeutics Inc.	6,200	80
*	CytomX Therapeutics Inc.	46,219	79
*	Athira Pharma Inc.	26,677	79
*	Jasper Therapeutics Inc.	57,934	79
*,1	Aquestive Therapeutics Inc.	47,200	78
*	Gritstone bio Inc.	39,937	78
*	Inovio Pharmaceuticals Inc.	175,516	78
*	Kinnate Biopharma Inc.	25,767	78
*,1	Solid Biosciences Inc.	14,964	78
*,1	CEL - SCI Corp.	31,842	77
*	Shattuck Labs Inc.	24,751	77
*,1	Vor BioPharma Inc.	24,842	77
*	Capricor Therapeutics Inc.	16,000	76
*,1	Vigil Neuroscience Inc.	8,064	76
*	IGM Biosciences Inc.	8,083	75
*	ChromaDex Corp.	47,403	74
*	Sonendo Inc.	54,100	74
*	PepGen Inc.	8,311	74
*	Talaris Therapeutics Inc.	24,089	73
*	Humacyte Inc.	25,479	73

Balanced Index Fund
		Shares	Market Value• ($000)
*,1	Rani Therapeutics Holdings Inc. Class A	17,809	73
*,1	Fortress Biotech Inc.	130,700	72
*,1	Foghorn Therapeutics Inc.	10,206	72
*	Optinose Inc.	57,600	71
*	Third Harmonic Bio Inc.	14,820	71
*	Inotiv Inc.	14,694	70
*	Chimerix Inc.	57,135	69
*,1	XBiotech Inc.	11,679	69
*,1	Omega Therapeutics Inc.	12,350	69
*	TScan Therapeutics Inc.	27,200	68
*	Nautilus Biotechnology Inc. Class A	17,600	68
*,1	Beyond Air Inc.	15,642	67
*	Cidara Therapeutics Inc.	59,329	67
*	BioAtla Inc.	22,308	67
*,1	Bioventus Inc. Class A	23,179	67
*,1	Vaxart Inc.	88,300	64
*,1	Alaunos Therapeutics Inc.	122,715	63
*	Adicet Bio Inc.	25,167	61
*	Decibel Therapeutics Inc.	15,840	61
*,1	Absci Corp.	40,420	61
*,1	Invivyd Inc.	58,006	61
*	GeneDx Holdings Corp. Class A	10,106	60
*,1	Matinas BioPharma Holdings Inc.	164,758	59
*,1	Annovis Bio Inc.	4,100	59
*	Larimar Therapeutics Inc.	18,649	58
*	Poseida Therapeutics Inc. Class A	32,859	58
*,1	Greenwich Lifesciences Inc.	6,064	58
*,1	Societal CDMO Inc.	52,074	57
*	Talkspace Inc.	44,538	57
*,1	Hyperfine Inc. Class A	26,697	57
*	Curis Inc.	66,098	55
*,1	Pulse Biosciences Inc.	7,474	54
*	Stereotaxis Inc.	34,516	53
*	Kronos Bio Inc.	30,839	53
*,1	Galera Therapeutics Inc.	16,524	52
*	Precision BioSciences Inc.	99,100	52
*,1	Genprex Inc.	54,200	51
*	Relmada Therapeutics Inc.	20,489	50
*,1	Eton Pharmaceuticals Inc.	13,900	49
*	DermTech Inc.	19,000	49
*,1	Aveanna Healthcare Holdings Inc.	28,788	49
*	Corvus Pharmaceuticals Inc.	20,935	48
*,1	SmileDirectClub Inc. Class A	90,900	48
*	ViewRay Inc.	134,216	47
*,1	BrainStorm Cell Therapeutics Inc.	22,317	46
*	Orgenesis Inc.	32,261	45
*	Inmune Bio Inc.	5,000	45
*,1	SCYNEXIS Inc.	15,090	45
*	Biote Corp. Class A	6,610	45
*	Trevi Therapeutics Inc.	18,542	44
*,1	Accelerate Diagnostics Inc.	53,242	43
*	Personalis Inc.	22,769	43
*,1,2	Tobira Therapeutics Inc. CVR	9,469	43
*	Dare Bioscience Inc.	47,270	43
*	Nkarta Inc.	19,414	43
*	Neuronetics Inc.	19,481	42
*,1	Viracta Therapeutics Inc.	29,734	42
*	Forian Inc.	16,600	41
*	Anixa Biosciences Inc.	12,599	40
*	Praxis Precision Medicines Inc.	34,713	40
*,1	Galectin Therapeutics Inc.	26,902	39
*,1	MyMD Pharmaceuticals Inc.	25,990	39
*,1	Aravive Inc.	29,946	38
*	Clearside Biomedical Inc.	33,500	38
*	Geron Corp. Warrants Exp. 12/31/25	39,917	38
*,1	Clene Inc.	41,494	37
*	Passage Bio Inc.	38,001	36
*	Cardiff Oncology Inc.	24,797	36
*,1	Dyadic International Inc.	17,910	35
*	Immunic Inc.	13,600	34
*,2	PDL BioPharma Inc.	78,003	33
*,1	Reviva Pharmaceuticals Holdings Inc.	5,640	33
*	Enzo Biochem Inc.	17,620	32
		Shares	Market Value• ($000)
*,1	Bright Green Corp.	30,400	31
*	Bright Health Group Inc.	2,499	31
*,1	Hepion Pharmaceuticals Inc.	2,985	31
*	MEI Pharma Inc.	4,686	31
*	iCAD Inc.	18,133	30
*	LENSAR Inc.	7,146	30
*	BioSig Technologies Inc.	23,402	29
*	Graphite Bio Inc.	11,215	29
*	Celularity Inc. Class A	54,700	29
*,1	Spero Therapeutics Inc.	19,238	28
*,1	Checkpoint Therapeutics Inc.	10,582	26
*	Exagen Inc.	8,667	25
*	Co-Diagnostics Inc.	22,573	25
*,1	Miromatrix Medical Inc.	14,100	25
*	Cue Health Inc.	66,007	24
*	UNITY Biotechnology Inc.	9,250	24
*,1	Elicio Therapeutics Inc.	2,503	24
*	PAVmed Inc.	56,600	23
*,1	SELLAS Life Sciences Group Inc.	14,905	23
*,1	Delcath Systems Inc.	3,900	23
*	Instil Bio Inc.	41,166	23
*	Sensei Biotherapeutics Inc.	19,290	22
*	Singular Genomics Systems Inc.	26,684	22
*	Alpha Teknova Inc.	8,236	22
*	Oncology Institute Inc.	39,500	22
*,1	TherapeuticsMD Inc.	5,268	22
*	Surface Oncology Inc.	24,474	21
*	Prelude Therapeutics Inc.	4,679	21
*	Lantern Pharma Inc.	3,734	21
*,1	Taysha Gene Therapies Inc.	29,618	20
*,1	Biodesix Inc.	15,913	20
*	Elevation Oncology Inc.	13,217	20
*,1	Palatin Technologies Inc.	9,547	20
*,1	Harpoon Therapeutics Inc.	27,100	19
*	IRIDEX Corp.	8,974	19
*,1	NightHawk Biosciences Inc.	28,727	19
*	Magenta Therapeutics Inc.	24,259	18
*	Synlogic Inc.	42,408	18
*	Retractable Technologies Inc.	15,700	18
*	PhenomeX Inc.	37,687	18
*	Rezolute Inc.	8,500	17
*	ElectroCore Inc.	3,168	16
*	ATI Physical Therapy Inc.	1,718	16
*,1	Oncocyte Corp.	63,657	15
*	Science 37 Holdings Inc.	68,300	15
*	Cumberland Pharmaceuticals Inc.	9,187	14
*,1	Eiger BioPharmaceuticals Inc.	19,995	14
*,1	Molecular Templates Inc.	29,759	14
*	Infinity Pharmaceuticals Inc.	67,183	14
*,2	Imara Inc. CVR	11,325	14
	Psychemedics Corp.	2,717	12
*	Zynerba Pharmaceuticals Inc.	37,481	12
*	Imunon Inc.	9,191	12
*	Mallinckrodt plc	8,900	11
*,1	Aspira Women's Health Inc.	3,317	11
*	Oncternal Therapeutics Inc.	29,166	10
*	Rapid Micro Biosystems Inc. Class A	10,406	10
*,1	NRX Pharmaceuticals Inc.	18,200	9
*,1	Vistagen Therapeutics Inc.	5,052	9
*	Strata Skin Sciences Inc.	8,329	8
*,2	Strongbridge Biopharma plc CVR	45,300	8
*	Vapotherm Inc.	14,711	7
*,1	Inhibikase Therapeutics Inc.	1,913	7
*,2	OncoMed Pharmaceuticals Inc. CVR	23,234	6
*	Forte Biosciences Inc.	5,348	6
*	SQZ Biotechnologies Co.	20,462	6
*	Eliem Therapeutics Inc.	2,237	6
*	MiNK Therapeutics Inc.	2,783	6
*	Axcella Health Inc.	18,254	4
*	Applied Molecular Transport Inc.	15,508	4
*,2	Adamas Pharmaceuticals Inc. CVR	59,600	4
*,1,2	Oncternal Therapeutics Inc. CVR	2,749	3
*	Movano Inc.	3,059	3

Balanced Index Fund
		Shares	Market Value• ($000)
*,1	Avalo Therapeutics Inc.	4,279	2
*,2	Catalyst Biosciences Inc. CVR	23,975	2
*,2	Ocera Therapeutics Inc. CVR	3,700	1
*,2	Aduro Biotech Inc. CVR	6,844	1
*,2	Miragen Therapeutics Inc. CVR	36,076	1
*,2	Ambit Biosciences Corp. CVR	1,900	—
*,2	Biosante Pharmaceuticals Inc. CVR	14,250	—
*,2	F-star Therapeutics Inc. CVR	5,459	—
*	Athenex Inc. Warrants Exp. 8/15/27	13,166	—
*,2	OmniAb Inc. 12.5 Earnout	4,987	—
*,2	OmniAb Inc. 15 Earnout	4,987	—
*,1,2	Sesen Bio Inc. CVR	128,046	—
			3,912,049
Industrials (7.9%)
	Visa Inc. Class A	1,131,378	268,680
	Mastercard Inc. Class A	591,487	232,632
	Accenture plc Class A	441,684	136,295
	Raytheon Technologies Corp.	1,022,149	100,130
	Honeywell International Inc.	465,905	96,675
	United Parcel Service Inc. Class B	506,831	90,849
*	Boeing Co.	420,780	88,852
	Caterpillar Inc.	360,476	88,695
	Union Pacific Corp.	426,552	87,281
	General Electric Co.	761,829	83,687
	Lockheed Martin Corp.	177,049	81,510
	Deere & Co.	186,709	75,653
	American Express Co.	390,251	67,982
	Automatic Data Processing Inc.	288,861	63,489
	Eaton Corp. plc	278,330	55,972
*	PayPal Holdings Inc.	780,190	52,062
*	Fiserv Inc.	409,788	51,695
	CSX Corp.	1,421,676	48,479
	Illinois Tool Works Inc.	180,560	45,169
	Northrop Grumman Corp.	95,686	43,614
	Sherwin-Williams Co.	162,370	43,112
	FedEx Corp.	158,230	39,225
	3M Co.	384,539	38,489
	General Dynamics Corp.	172,916	37,203
	Norfolk Southern Corp.	159,465	36,160
	Emerson Electric Co.	400,016	36,157
	Parker-Hannifin Corp.	89,591	34,944
	Johnson Controls International plc	479,478	32,672
	TransDigm Group Inc.	36,477	32,617
	PACCAR Inc.	365,338	30,561
	Trane Technologies plc	159,445	30,495
	Cintas Corp.	60,407	30,027
	Carrier Global Corp.	583,477	29,005
	Capital One Financial Corp.	253,600	27,736
	Rockwell Automation Inc.	80,144	26,403
	AMETEK Inc.	160,883	26,044
	L3Harris Technologies Inc.	132,570	25,953
	Otis Worldwide Corp.	290,749	25,880
	Old Dominion Freight Line Inc.	69,156	25,570
	Paychex Inc.	226,576	25,347
*	Block Inc. Class A	380,439	25,326
	WW Grainger Inc.	31,557	24,886
	PPG Industries Inc.	164,052	24,329
	Cummins Inc.	98,957	24,260
	Verisk Analytics Inc. Class A	101,251	22,886
	Fidelity National Information Services Inc.	415,357	22,720
	Ferguson plc	143,126	22,515
	United Rentals Inc.	48,041	21,396
	Vulcan Materials Co.	92,905	20,945
*	Keysight Technologies Inc.	124,339	20,821
	DuPont de Nemours Inc.	288,277	20,595
*	Mettler-Toledo International Inc.	15,406	20,207
	Equifax Inc.	85,369	20,087
	Martin Marietta Materials Inc.	43,386	20,031
	Quanta Services Inc.	101,435	19,927
	Xylem Inc.	167,042	18,812
	Ingersoll Rand Inc.	282,171	18,443
	Fortive Corp.	246,412	18,424
	Global Payments Inc.	183,371	18,066
		Shares	Market Value• ($000)
	Dover Corp.	97,211	14,353
	Westinghouse Air Brake Technologies Corp.	125,490	13,763
	Howmet Aerospace Inc.	273,960	13,577
*	Teledyne Technologies Inc.	32,723	13,453
*	Fair Isaac Corp.	16,544	13,388
	Expeditors International of Washington Inc.	106,833	12,941
	Ball Corp.	219,582	12,782
	Hubbell Inc. Class B	37,462	12,421
*	FleetCor Technologies Inc.	48,786	12,249
*	Builders FirstSource Inc.	89,576	12,182
	IDEX Corp.	52,758	11,357
*	Waters Corp.	41,510	11,064
	Snap-on Inc.	37,301	10,750
*	Zebra Technologies Corp. Class A	35,884	10,616
	Jacobs Solutions Inc.	88,615	10,535
	TransUnion	134,433	10,530
	JB Hunt Transport Services Inc.	57,544	10,417
	Booz Allen Hamilton Holding Corp. Class A	92,704	10,346
	Synchrony Financial	298,578	10,128
	Stanley Black & Decker Inc.	107,265	10,052
	Graco Inc.	111,815	9,655
	HEICO Corp. Class A	68,173	9,585
*	Axon Enterprise Inc.	49,092	9,579
	Textron Inc.	140,640	9,511
	Carlisle Cos. Inc.	35,790	9,181
*	Trimble Inc.	172,455	9,130
	Masco Corp.	156,240	8,965
	Nordson Corp.	36,053	8,948
	Watsco Inc.	23,434	8,939
	Jack Henry & Associates Inc.	50,755	8,493
	Packaging Corp. of America	63,070	8,335
	Owens Corning	62,969	8,217
*	BILL Holdings Inc.	70,255	8,209
	AECOM	96,796	8,198
	RPM International Inc.	90,349	8,107
	Lincoln Electric Holdings Inc.	40,214	7,988
	CH Robinson Worldwide Inc.	81,355	7,676
	Toro Co.	73,168	7,438
	Pentair plc	114,251	7,381
	Allegion plc	61,440	7,374
	Crown Holdings Inc.	83,845	7,284
	Lennox International Inc.	22,260	7,258
	Regal Rexnord Corp.	46,574	7,168
*	WillScot Mobile Mini Holdings Corp.	142,720	6,821
	Cognex Corp.	120,920	6,774
	Fortune Brands Innovations Inc.	89,740	6,457
*	Generac Holdings Inc.	43,141	6,434
	Huntington Ingalls Industries Inc.	28,181	6,414
	WESCO International Inc.	35,687	6,390
	A O Smith Corp.	87,512	6,369
*	Saia Inc.	18,499	6,334
	EMCOR Group Inc.	33,538	6,197
	Tetra Tech Inc.	37,184	6,089
	Knight-Swift Transportation Holdings Inc. Class A	108,352	6,020
	nVent Electric plc	116,145	6,001
	Advanced Drainage Systems Inc.	52,462	5,969
	AGCO Corp.	44,640	5,867
*	TopBuild Corp.	21,897	5,825
*	Middleby Corp.	37,975	5,614
*	WEX Inc.	30,137	5,487
*	Paylocity Holding Corp.	29,118	5,373
	AptarGroup Inc.	46,261	5,360
	Donaldson Co. Inc.	85,316	5,333
	Robert Half International Inc.	70,897	5,333
	ITT Inc.	57,074	5,320
*	GXO Logistics Inc.	83,871	5,269
	Westrock Co.	180,190	5,238
	Graphic Packaging Holding Co.	216,574	5,204
*	MasTec Inc.	44,082	5,200
	Berry Global Group Inc.	79,798	5,134
	Littelfuse Inc.	17,548	5,112
*	Axalta Coating Systems Ltd.	154,038	5,054
*	Trex Co. Inc.	76,615	5,023

Balanced Index Fund
		Shares	Market Value• ($000)
	Woodward Inc.	42,154	5,013
	MKS Instruments Inc.	46,319	5,007
	Curtiss-Wright Corp.	26,807	4,923
	Sensata Technologies Holding plc	107,073	4,817
	Genpact Ltd.	128,074	4,812
	Landstar System Inc.	24,850	4,785
*	Chart Industries Inc.	29,515	4,716
	Eagle Materials Inc.	24,821	4,627
*	XPO Inc.	77,171	4,553
	BWX Technologies Inc.	63,303	4,531
*	FTI Consulting Inc.	23,791	4,525
	MSA Safety Inc.	25,734	4,477
	Brunswick Corp.	49,345	4,275
*	Atkore Inc.	27,092	4,225
	Simpson Manufacturing Co. Inc.	30,491	4,223
	Valmont Industries Inc.	14,069	4,095
	Comfort Systems USA Inc.	24,830	4,077
	Sonoco Products Co.	68,306	4,031
	Oshkosh Corp.	46,489	4,025
*	ATI Inc.	90,687	4,011
	Sealed Air Corp.	100,108	4,004
	Applied Industrial Technologies Inc.	27,388	3,967
*	Mohawk Industries Inc.	37,412	3,859
*	Euronet Worldwide Inc.	32,540	3,819
	Maximus Inc.	43,078	3,641
	Acuity Brands Inc.	22,154	3,613
	Allison Transmission Holdings Inc.	63,626	3,592
*	API Group Corp.	130,628	3,561
	Vontier Corp.	110,524	3,560
	Watts Water Technologies Inc. Class A	19,203	3,528
	Louisiana-Pacific Corp.	45,475	3,410
	Flowserve Corp.	91,452	3,397
*	ExlService Holdings Inc.	22,324	3,372
	Exponent Inc.	35,473	3,310
*	Kirby Corp.	42,214	3,248
	Triton International Ltd.	38,156	3,177
	EnerSys	29,008	3,148
	GATX Corp.	24,445	3,147
*	Summit Materials Inc. Class A	82,180	3,111
	Western Union Co.	262,445	3,078
	Air Lease Corp. Class A	73,532	3,077
	MDU Resources Group Inc.	144,976	3,036
*	AMN Healthcare Services Inc.	27,818	3,036
	Insperity Inc.	25,391	3,021
	MSC Industrial Direct Co. Inc. Class A	31,707	3,021
	Crane Co.	33,514	2,987
	Badger Meter Inc.	20,130	2,970
*	Fluor Corp.	100,242	2,967
*	Aerojet Rocketdyne Holdings Inc.	53,553	2,938
	AAON Inc.	30,220	2,865
*	AZEK Co. Inc. Class A	94,271	2,855
	HEICO Corp.	15,831	2,801
	ManpowerGroup Inc.	35,215	2,796
	Franklin Electric Co. Inc.	27,145	2,793
*	Beacon Roofing Supply Inc.	33,647	2,792
	Belden Inc.	28,990	2,773
	John Bean Technologies Corp.	22,669	2,750
*	Shift4 Payments Inc. Class A	40,041	2,719
	HB Fuller Co.	37,965	2,715
	Silgan Holdings Inc.	57,739	2,707
	Terex Corp.	44,242	2,647
	Zurn Elkay Water Solutions Corp.	98,083	2,637
	Esab Corp.	39,382	2,620
	Ryder System Inc.	30,779	2,610
	Federal Signal Corp.	40,696	2,606
	Herc Holdings Inc.	19,004	2,601
*	SPX Technologies Inc.	30,507	2,592
*	ASGN Inc.	32,481	2,457
	Installed Building Products Inc.	16,905	2,369
*	O-I Glass Inc.	109,102	2,327
*	Itron Inc.	32,086	2,313
	Armstrong World Industries Inc.	31,350	2,303
*	Alight Inc. Class A	247,644	2,288
		Shares	Market Value• ($000)
	Otter Tail Corp.	28,464	2,248
	Hillenbrand Inc.	43,749	2,243
	Spirit AeroSystems Holdings Inc. Class A	74,936	2,187
*	Dycom Industries Inc.	19,172	2,179
*	TriNet Group Inc.	22,903	2,175
	Moog Inc. Class A	20,049	2,174
	Encore Wire Corp.	11,665	2,169
*,1	Affirm Holdings Inc. Class A	141,417	2,168
*	Flywire Corp.	68,441	2,124
*,1	Bloom Energy Corp. Class A	129,751	2,121
*,1	Joby Aviation Inc.	203,125	2,084
	Albany International Corp. Class A	22,097	2,061
	Brink's Co.	29,958	2,032
*	Core & Main Inc. Class A	64,685	2,027
*	GMS Inc.	28,224	1,953
	EnPro Industries Inc.	14,405	1,924
	ABM Industries Inc.	44,987	1,919
	Forward Air Corp.	18,014	1,911
	ESCO Technologies Inc.	18,033	1,869
*	Verra Mobility Corp. Class A	94,780	1,869
	Crane NXT Co.	32,840	1,854
	Kadant Inc.	8,243	1,831
	FTAI Aviation Ltd.	57,739	1,828
	Matson Inc.	23,259	1,808
*	RXO Inc.	79,671	1,806
	Korn Ferry	36,188	1,793
	Mueller Water Products Inc. Class A	110,209	1,789
	CSW Industrials Inc.	10,699	1,778
*	CBIZ Inc.	33,320	1,775
*	ACI Worldwide Inc.	75,807	1,756
*	Resideo Technologies Inc.	99,235	1,753
*	AeroVironment Inc.	16,873	1,726
	EVERTEC Inc.	46,787	1,723
	ICF International Inc.	13,590	1,690
*	Hub Group Inc. Class A	20,816	1,672
	Werner Enterprises Inc.	37,783	1,669
*	Masonite International Corp.	16,108	1,650
	McGrath RentCorp	17,779	1,644
*	Marqeta Inc. Class A	337,593	1,644
*	MYR Group Inc.	11,643	1,611
	Kennametal Inc.	55,781	1,584
	ArcBest Corp.	16,011	1,582
	UniFirst Corp.	10,118	1,568
*,1	Enovix Corp.	86,468	1,560
	Helios Technologies Inc.	23,191	1,533
*	Remitly Global Inc.	81,397	1,532
*	Knife River Corp.	34,544	1,503
	ADT Inc.	243,167	1,466
	Brady Corp. Class A	30,259	1,439
	Trinity Industries Inc.	55,208	1,419
	Barnes Group Inc.	33,274	1,404
*	Mercury Systems Inc.	39,638	1,371
	Griffon Corp.	33,987	1,370
*	AAR Corp.	23,666	1,367
*	Gibraltar Industries Inc.	20,934	1,317
*	Kratos Defense & Security Solutions Inc.	90,524	1,298
	Alamo Group Inc.	7,024	1,292
*	Gates Industrial Corp. plc	95,055	1,281
*	OSI Systems Inc.	10,771	1,269
	Greif Inc. Class A	17,726	1,221
	Granite Construction Inc.	30,297	1,205
*	Hillman Solutions Corp.	133,513	1,203
*	Hayward Holdings Inc.	93,193	1,198
	Standex International Corp.	8,389	1,187
*	Modine Manufacturing Co.	35,900	1,185
	Veritiv Corp.	9,400	1,181
*	PGT Innovations Inc.	40,308	1,175
*	Rocket Lab USA Inc.	192,277	1,154
	Bread Financial Holdings Inc.	36,685	1,152
	Patrick Industries Inc.	14,336	1,147
*	NV5 Global Inc.	10,289	1,140
	International Seaways Inc.	29,765	1,138
*	Sterling Infrastructure Inc.	20,243	1,130

Balanced Index Fund
		Shares	Market Value• ($000)
*	Mirion Technologies Inc. Class A	132,100	1,116
*	Huron Consulting Group Inc.	13,076	1,110
*	AvidXchange Holdings Inc.	106,455	1,105
	Enerpac Tool Group Corp. Class A	40,640	1,097
*	Masterbrand Inc.	93,075	1,082
	Primoris Services Corp.	34,810	1,061
*	Energy Recovery Inc.	37,200	1,040
	Tennant Co.	12,577	1,020
	H&E Equipment Services Inc.	22,264	1,019
*,1	PureCycle Technologies Inc.	93,329	998
	Lindsay Corp.	8,094	966
*	JELD-WEN Holding Inc.	53,779	943
*	Legalzoom.com Inc.	76,870	929
*	American Woodmark Corp.	12,141	927
*	Air Transport Services Group Inc.	48,316	912
	Marten Transport Ltd.	42,381	911
*	Payoneer Global Inc.	183,901	885
	Kforce Inc.	14,009	878
	Wabash National Corp.	33,665	863
	Greenbrier Cos. Inc.	19,892	857
*	Aurora Innovation Inc.	281,900	829
*	Vicor Corp.	15,232	823
	TriMas Corp.	29,733	817
*	Montrose Environmental Group Inc.	19,220	810
*	Construction Partners Inc. Class A	25,742	808
	Astec Industries Inc.	16,978	771
	Napco Security Technologies Inc.	22,194	769
*	ZipRecruiter Inc. Class A	43,176	767
	Schneider National Inc. Class B	26,252	754
*	CIRCOR International Inc.	13,267	749
*	CoreCivic Inc.	79,517	748
*,1	Symbotic Inc. Class A	17,400	745
*	Donnelley Financial Solutions Inc.	16,200	738
	AZZ Inc.	16,959	737
	Apogee Enterprises Inc.	14,926	709
*	Cross Country Healthcare Inc.	24,721	694
	Columbus McKinnon Corp.	17,002	691
*,1	Virgin Galactic Holdings Inc.	172,722	670
*,1	Nikola Corp.	478,235	660
*	Proto Labs Inc.	18,863	659
	Chase Corp.	5,051	612
*	Leonardo DRS Inc.	35,300	612
*	Cimpress plc	10,244	609
	Quanex Building Products Corp.	22,275	598
*	Thermon Group Holdings Inc.	22,309	593
	Heartland Express Inc.	35,721	586
*	International Money Express Inc.	23,900	586
	Deluxe Corp.	32,129	562
*	Janus International Group Inc.	52,218	557
*	Green Dot Corp. Class A	29,098	545
*	BlueLinx Holdings Inc.	5,592	524
	Myers Industries Inc.	26,906	523
*	Triumph Group Inc.	41,400	512
*	SP Plus Corp.	13,015	509
*	CryoPort Inc.	28,888	498
*	First Advantage Corp.	31,653	488
*	Manitowoc Co. Inc.	25,878	487
	Kaman Corp.	19,176	467
	Shyft Group Inc.	21,038	464
*	Repay Holdings Corp. Class A	57,838	453
	Mesa Laboratories Inc.	3,518	452
	TTEC Holdings Inc.	13,047	442
*	Titan Machinery Inc.	14,860	438
	Barrett Business Services Inc.	4,977	434
	Kelly Services Inc. Class A	24,290	428
*	Titan International Inc.	37,200	427
*	Ducommun Inc.	9,785	426
	Gorman-Rupp Co.	14,781	426
	CRA International Inc.	4,130	421
*	Conduent Inc.	122,700	417
	Douglas Dynamics Inc.	13,865	414
*	Transcat Inc.	4,840	413
*	Aspen Aerogels Inc.	51,284	405
		Shares	Market Value• ($000)
	Hyster-Yale Materials Handling Inc.	7,125	398
	Insteel Industries Inc.	12,794	398
*	I3 Verticals Inc. Class A	17,054	390
	VSE Corp.	7,076	387
*	Evolv Technologies Holdings Inc.	64,100	385
	Argan Inc.	9,742	384
	Allied Motion Technologies Inc.	9,444	377
[1]	Eagle Bulk Shipping Inc.	7,784	374
*	Cantaloupe Inc.	47,000	374
	Ennis Inc.	18,244	372
*	DXP Enterprises Inc.	10,164	370
	Pitney Bowes Inc.	103,700	367
*	Vishay Precision Group Inc.	9,889	367
*	V2X Inc.	7,394	366
*	Franklin Covey Co.	8,348	365
*	Great Lakes Dredge & Dock Corp.	43,592	356
	Cass Information Systems Inc.	9,079	352
	Resources Connection Inc.	22,291	350
*	TrueBlue Inc.	19,732	349
*,1	Eos Energy Enterprises Inc.	80,400	349
	Powell Industries Inc.	5,654	343
*	IES Holdings Inc.	5,998	341
*	Astronics Corp.	16,605	330
*	Archer Aviation Inc. Class A	79,855	329
*	Blue Bird Corp.	14,611	328
	Heidrick & Struggles International Inc.	11,672	309
*	Commercial Vehicle Group Inc.	26,700	296
*	Custom Truck One Source Inc.	42,875	289
	Miller Industries Inc.	8,081	287
	LSI Industries Inc.	22,679	285
*,1	Desktop Metal Inc. Class A	159,504	282
	FTAI Infrastructure Inc.	76,000	280
	Cadre Holdings Inc.	12,800	279
*	CECO Environmental Corp.	20,369	272
*	Forrester Research Inc.	9,338	272
	United States Lime & Minerals Inc.	1,281	268
*,1	AerSale Corp.	18,200	268
	National Presto Industries Inc.	3,650	267
*,1	Velo3D Inc.	122,900	265
	Perella Weinberg Partners Class A	30,221	252
*	Sterling Check Corp.	20,294	249
*	TaskUS Inc. Class A	21,330	241
	REV Group Inc.	18,084	240
*	Hudson Technologies Inc.	24,429	235
*	Concrete Pumping Holdings Inc.	28,538	229
	Covenant Logistics Group Inc. Class A	5,230	229
*	FARO Technologies Inc.	14,129	229
*	Radiant Logistics Inc.	33,408	225
*,1	Microvast Holdings Inc.	139,400	223
*	BrightView Holdings Inc.	30,953	222
*	Tutor Perini Corp.	30,540	218
*	Babcock & Wilcox Enterprises Inc.	35,646	210
*,1	BlackSky Technology Inc. Class A	91,600	203
*	Luna Innovations Inc.	22,193	202
*	Atmus Filtration Technologies Inc.	8,910	196
	Pactiv Evergreen Inc.	25,797	195
*	Bowman Consulting Group Ltd. Class A	6,100	194
*	Limbach Holdings Inc.	7,700	190
*	Atlanticus Holdings Corp.	4,500	189
*	Proterra Inc.	156,279	188
*	Daseke Inc.	25,698	183
*	CS Disco Inc.	21,829	179
*	Core Molding Technologies Inc.	7,270	165
	Park Aerospace Corp.	11,793	163
*	TuSimple Holdings Inc. Class A	97,786	162
*	Acacia Research Corp.	38,613	161
*	Distribution Solutions Group Inc.	3,100	161
	Universal Logistics Holdings Inc.	5,573	161
*	Advantage Solutions Inc.	68,200	160
	Information Services Group Inc.	29,685	159
*,1	Danimer Scientific Inc. Class A	65,200	155
*	Ranpak Holdings Corp. Class A	34,100	154
*,1	Target Hospitality Corp.	11,100	149

Balanced Index Fund
		Shares	Market Value• ($000)
*	Performant Financial Corp.	54,600	147
*	Mistras Group Inc.	18,400	142
*	Hyliion Holdings Corp.	83,600	140
*	US Xpress Enterprises Inc. Class A	22,566	139
	Park-Ohio Holdings Corp.	7,030	134
*	SoundThinking Inc.	6,113	134
*,1	374Water Inc.	53,808	129
	Kronos Worldwide Inc.	14,677	128
*	Overseas Shipholding Group Inc. Class A	30,700	128
*	Willdan Group Inc.	6,469	124
	Greif Inc. Class B	1,600	124
	HireQuest Inc.	4,700	122
*	Iteris Inc.	30,071	119
	ARC Document Solutions Inc.	34,251	111
*,1	Global Business Travel Group I	15,200	110
	Hurco Cos. Inc.	5,051	109
*	Orion Group Holdings Inc.	38,600	108
*	Mayville Engineering Co. Inc.	8,494	106
*	Markforged Holding Corp.	87,900	106
*	RCM Technologies Inc.	5,700	105
*	Latch Inc.	74,183	103
*	Terran Orbital Corp.	67,000	101
*	Innovative Solutions & Support Inc.	13,684	98
*,1	Tingo Group Inc.	80,454	97
*	Odyssey Marine Exploration Inc. Class B	26,568	96
*,1	Workhorse Group Inc.	108,333	94
*,1	Smith-Midland Corp.	3,950	94
*,1	Blade Air Mobility Inc.	23,700	93
*	HireRight Holdings Corp.	8,194	93
*	Amprius Technologies Inc.	12,900	93
*	L B Foster Co. Class A	6,452	92
*	LS Starrett Co. Class A	8,800	92
	BGSF Inc.	9,700	92
*	VirTra Inc.	12,000	91
*	CPI Card Group Inc.	3,680	86
*	EVI Industries Inc.	3,846	85
*	DLH Holdings Corp.	8,200	84
*	Paymentus Holdings Inc. Class A	7,993	84
*	Graham Corp.	6,141	82
*	Gencor Industries Inc.	5,230	81
*	PAM Transportation Services Inc.	2,804	75
*,1	CompoSecure Inc.	10,764	74
*,1	INNOVATE Corp.	41,047	72
*	DHI Group Inc.	18,604	71
*	Paysign Inc.	29,000	71
*,1	Redwire Corp.	27,300	70
	PFSweb Inc.	15,253	69
*	Spire Global Inc.	118,300	61
*,1	Hyzon Motors Inc.	64,100	61
*	Twin Disc Inc.	5,130	58
*	Moneylion Inc.	4,848	58
*	Byrna Technologies Inc.	10,800	54
*,1	Skillsoft Corp.	42,306	52
*,1	SKYX Platforms Corp.	18,548	49
*	Broadwind Inc.	12,171	47
*	Willis Lease Finance Corp.	1,168	46
*	Quad/Graphics Inc.	11,300	43
*,1	Rekor Systems Inc.	23,522	42
*,1	Katapult Holdings Inc.	46,100	42
*,1	IZEA Worldwide Inc.	17,423	42
*	LightPath Technologies Inc. Class A	30,132	41
*	Ultralife Corp.	6,533	32
*,1	Wrap Technologies Inc.	21,600	32
*,1	Astra Space Inc.	88,127	32
	Karat Packaging Inc.	1,644	30
*	Yellow Corp.	39,500	27
*,1	Biotricity Inc.	42,800	27
*	Orion Energy Systems Inc.	13,570	22
*	Berkshire Grey Inc.	15,200	21
*	Sarcos Technology & Robotics Corp.	65,600	21
*,1	Hydrofarm Holdings Group Inc.	24,181	19
*,1	Coda Octopus Group Inc.	2,088	17
*	Energous Corp.	69,135	17
		Shares	Market Value• ($000)
*	RF Industries Ltd.	3,910	16
	Frequency Electronics Inc.	2,246	15
*	DSS Inc.	38,500	14
*,1	Air T Inc.	532	13
*	Usio Inc.	3,784	7
*	Wireless Telecom Group Inc.	2,760	6
*,1	Air Industries Group	1,613	6
*	FG Group Holdings Inc.	2,465	5
*,1	Ryvyl Inc.	5,654	4
*,2	Patriot National Inc.	7,513	—
			3,945,865
Other (0.0%)[4]
[5]	Vanguard Total Bond Market ETF	39,367	2,862
Real Estate (1.8%)
	Prologis Inc.	645,516	79,160
	American Tower Corp.	325,819	63,189
	Equinix Inc.	65,411	51,278
	Crown Castle Inc.	302,898	34,512
	Public Storage	110,486	32,249
	Welltower Inc.	347,602	28,117
	Realty Income Corp.	469,378	28,064
*	CoStar Group Inc.	285,681	25,426
	Simon Property Group Inc.	217,115	25,072
	Digital Realty Trust Inc.	203,362	23,157
	VICI Properties Inc. Class A	703,618	22,115
	AvalonBay Communities Inc.	99,059	18,749
	SBA Communications Corp. Class A	75,543	17,508
	Weyerhaeuser Co.	511,419	17,138
*	CBRE Group Inc. Class A	206,720	16,684
	Equity Residential	250,562	16,530
	Invitation Homes Inc.	426,135	14,659
	Extra Space Storage Inc.	94,300	14,037
	Alexandria Real Estate Equities Inc.	120,666	13,694
	Ventas Inc.	279,457	13,210
	Mid-America Apartment Communities Inc.	81,127	12,320
	Iron Mountain Inc.	203,803	11,580
	Sun Communities Inc.	86,426	11,275
	Essex Property Trust Inc.	45,088	10,564
	WP Carey Inc.	148,999	10,066
	UDR Inc.	230,070	9,884
	Kimco Realty Corp.	431,143	8,502
	Gaming & Leisure Properties Inc.	173,927	8,428
	Host Hotels & Resorts Inc.	499,668	8,409
	Camden Property Trust	75,006	8,166
	Life Storage Inc.	59,490	7,910
	Equity LifeStyle Properties Inc.	116,945	7,822
	Healthpeak Properties Inc.	383,671	7,712
	American Homes 4 Rent Class A	213,676	7,575
	Regency Centers Corp.	119,186	7,362
	CubeSmart	156,140	6,973
	Rexford Industrial Realty Inc.	132,025	6,894
	Lamar Advertising Co. Class A	61,497	6,104
	Americold Realty Trust Inc.	188,066	6,075
	Boston Properties Inc.	98,696	5,684
	Federal Realty Investment Trust	56,927	5,509
	NNN REIT Inc.	125,756	5,381
	EastGroup Properties Inc.	30,667	5,324
*	Jones Lang LaSalle Inc.	33,143	5,164
*	Zillow Group Inc. Class C	101,517	5,102
	Omega Healthcare Investors Inc.	165,013	5,064
	Healthcare Realty Trust Inc. Class A	264,014	4,979
	First Industrial Realty Trust Inc.	92,037	4,845
	Brixmor Property Group Inc.	213,600	4,699
	STAG Industrial Inc.	126,762	4,548
	Agree Realty Corp.	64,110	4,192
	Medical Properties Trust Inc.	424,671	3,932
	Spirit Realty Capital Inc.	98,597	3,883
	Apartment Income REIT Corp. Class A	105,043	3,791
	Ryman Hospitality Properties Inc.	39,325	3,654
	Terreno Realty Corp.	58,290	3,503
	Kite Realty Group Trust	153,023	3,419
	Rayonier Inc.	102,601	3,222

Balanced Index Fund
		Shares	Market Value• ($000)
	PotlatchDeltic Corp.	56,165	2,968
	Independence Realty Trust Inc.	156,936	2,859
	Phillips Edison & Co. Inc.	80,421	2,741
	EPR Properties	52,733	2,468
	Essential Properties Realty Trust Inc.	104,430	2,458
	Cousins Properties Inc.	106,472	2,428
	Kilroy Realty Corp.	80,133	2,411
	Physicians Realty Trust	165,611	2,317
	Vornado Realty Trust	120,000	2,177
	Apple Hospitality REIT Inc.	139,001	2,100
	Broadstone Net Lease Inc.	130,757	2,019
	LXP Industrial Trust	199,552	1,946
	National Storage Affiliates Trust	55,603	1,937
	Sabra Health Care REIT Inc.	160,537	1,889
	Corporate Office Properties Trust	78,948	1,875
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	74,747	1,869
	Park Hotels & Resorts Inc.	144,585	1,854
	Highwoods Properties Inc.	73,765	1,764
	Macerich Co.	153,762	1,733
*	Howard Hughes Corp.	21,876	1,726
	DigitalBridge Group Inc.	114,851	1,689
	Outfront Media Inc.	107,361	1,688
*	Zillow Group Inc. Class A	33,785	1,662
	Four Corners Property Trust Inc.	63,265	1,607
	SITE Centers Corp.	121,115	1,601
	Tanger Factory Outlet Centers Inc.	72,392	1,598
	National Health Investors Inc.	30,028	1,574
	Innovative Industrial Properties Inc.	20,049	1,464
*	Opendoor Technologies Inc.	361,700	1,454
	Sunstone Hotel Investors Inc.	143,304	1,450
	Douglas Emmett Inc.	113,007	1,420
	Equity Commonwealth	69,691	1,412
	SL Green Realty Corp.	45,545	1,369
	CareTrust REIT Inc.	67,100	1,333
	Kennedy-Wilson Holdings Inc.	81,411	1,329
	St. Joe Co.	26,976	1,304
	Urban Edge Properties	80,519	1,242
	JBG SMITH Properties	78,465	1,180
	Pebblebrook Hotel Trust	83,700	1,167
	Retail Opportunity Investments Corp.	85,930	1,161
	InvenTrust Properties Corp.	48,156	1,114
	DiamondRock Hospitality Co.	137,295	1,100
	Getty Realty Corp.	32,126	1,086
	RLJ Lodging Trust	103,656	1,065
[1]	eXp World Holdings Inc.	52,290	1,060
	Elme Communities	63,767	1,048
	LTC Properties Inc.	31,068	1,026
	Alexander & Baldwin Inc.	53,230	989
	Acadia Realty Trust	67,407	970
*	Redfin Corp.	77,098	958
	Service Properties Trust	109,016	947
	Easterly Government Properties Inc. Class A	65,162	945
	Xenia Hotels & Resorts Inc.	76,530	942
*	Cushman & Wakefield plc	115,199	942
*	Veris Residential Inc.	56,742	911
	Apartment Investment & Management Co. Class A	106,401	907
*	Radius Global Infrastructure Inc. Class A	54,200	808
	NETSTREIT Corp.	43,048	769
*	Compass Inc. Class A	213,651	748
	Uniti Group Inc.	158,935	734
	Global Net Lease Inc.	70,584	726
	NexPoint Residential Trust Inc.	15,703	714
	Plymouth Industrial REIT Inc.	30,451	701
	Empire State Realty Trust Inc. Class A	90,800	680
	Necessity Retail REIT Inc. Class A	99,800	675
	American Assets Trust Inc.	34,997	672
	Centerspace	10,941	671
[1]	Peakstone Realty Trust	23,900	667
	Community Healthcare Trust Inc.	19,947	659
	Piedmont Office Realty Trust Inc. Class A	89,460	650
	RPT Realty	60,659	634
	UMH Properties Inc.	39,327	628
		Shares	Market Value• ($000)
	Brandywine Realty Trust	133,714	622
	Newmark Group Inc. Class A	97,390	606
*	GEO Group Inc.	84,496	605
	Paramount Group Inc.	130,029	576
	Armada Hoffler Properties Inc.	44,430	519
	Summit Hotel Properties Inc.	77,848	507
	Urstadt Biddle Properties Inc. Class A	23,329	496
	Marcus & Millichap Inc.	15,657	493
*	Anywhere Real Estate Inc.	69,700	466
[1]	Farmland Partners Inc.	36,575	447
	Gladstone Land Corp.	27,240	443
	Universal Health Realty Income Trust	9,107	433
	Hudson Pacific Properties Inc.	100,418	424
	Global Medical REIT Inc.	46,224	422
	Diversified Healthcare Trust	181,625	409
[1]	Ares Commercial Real Estate Corp.	39,600	402
	Chatham Lodging Trust	38,700	362
	Gladstone Commercial Corp.	28,553	353
	Whitestone REIT	35,347	343
*	Forestar Group Inc.	14,329	323
	Saul Centers Inc.	8,462	312
	CBL & Associates Properties Inc.	14,100	311
	RE/MAX Holdings Inc. Class A	15,637	301
*	Tejon Ranch Co.	17,443	300
	Alexander's Inc.	1,565	288
	Orion Office REIT Inc.	42,982	284
*,1	Seritage Growth Properties Class A	31,500	281
	Office Properties Income Trust	36,326	280
[1]	CTO Realty Growth Inc.	15,777	270
	One Liberty Properties Inc.	13,037	265
	RMR Group Inc. Class A	10,425	242
	BRT Apartments Corp.	10,834	214
*	FRP Holdings Inc.	3,428	197
	Bridge Investment Group Holdings Inc. Class A	16,783	190
	Industrial Logistics Properties Trust	57,267	189
	Postal Realty Trust Inc. Class A	12,803	188
[1]	Braemar Hotels & Resorts Inc.	41,700	168
*	Star Holdings	10,381	152
	Hersha Hospitality Trust Class A	23,600	144
*,1	Offerpad Solutions Inc.	10,420	135
	City Office REIT Inc.	23,669	132
	Alpine Income Property Trust Inc.	7,700	125
*	Ashford Hospitality Trust Inc.	33,216	124
	Douglas Elliman Inc.	53,336	118
	Modiv Inc. Class C	7,600	114
*	Maui Land & Pineapple Co. Inc.	7,400	105
	Stratus Properties Inc.	3,856	101
	Clipper Realty Inc.	14,042	80
	Franklin Street Properties Corp.	50,715	74
*,1	WeWork Inc. Class A	233,200	60
	Global Self Storage Inc.	10,820	55
*,1	Fathom Holdings Inc.	5,900	42
*	Bluerock Homes Trust Inc.	2,589	42
*	Sotherly Hotels Inc.	10,121	19
*	Rafael Holdings Inc. Class B	7,114	15
	Creative Media & Community Trust Corp.	2,200	11
*	Trinity Place Holdings Inc.	15,000	8
*,1	American Strategic Investment Co.	973	8
*	Power REIT	2,359	4
*,2	Spirit MTA REIT	44,200	—
			918,652
Technology (18.1%)
	Apple Inc.	10,450,377	2,027,060
	Microsoft Corp.	5,200,082	1,770,836
	NVIDIA Corp.	1,643,079	695,055
*	Alphabet Inc. Class A	4,156,169	497,493
*	Meta Platforms Inc. Class A	1,547,070	443,978
*	Alphabet Inc. Class C	3,490,579	422,255
	Broadcom Inc.	291,513	252,867
*	Adobe Inc.	320,702	156,820
*	Salesforce Inc.	664,288	140,337
*	Advanced Micro Devices Inc.	1,126,155	128,280
	Oracle Corp.	1,038,026	123,619

Balanced Index Fund
		Shares	Market Value• ($000)
	Texas Instruments Inc.	634,973	114,308
	Intel Corp.	2,917,125	97,549
	QUALCOMM Inc.	778,867	92,716
	Applied Materials Inc.	591,418	85,484
	Intuit Inc.	186,021	85,233
	International Business Machines Corp.	635,024	84,973
*	ServiceNow Inc.	142,408	80,029
	Analog Devices Inc.	350,534	68,288
	Lam Research Corp.	93,928	60,383
*	Palo Alto Networks Inc.	213,881	54,649
	Micron Technology Inc.	765,342	48,301
	KLA Corp.	95,903	46,515
*	Synopsys Inc.	106,587	46,409
*	Cadence Design Systems Inc.	190,977	44,788
	Marvell Technology Inc.	599,198	35,820
	Roper Technologies Inc.	74,311	35,729
	Amphenol Corp. Class A	416,410	35,374
*	Fortinet Inc.	466,331	35,250
	Microchip Technology Inc.	383,313	34,341
*	Snowflake Inc. Class A	193,246	34,007
*	Workday Inc. Class A	142,562	32,203
	TE Connectivity Ltd.	220,387	30,889
*	Autodesk Inc.	150,054	30,703
*	ON Semiconductor Corp.	302,011	28,564
*	VMware Inc. Class A	164,319	23,611
	Cognizant Technology Solutions Corp. Class A	355,085	23,180
*	Crowdstrike Holdings Inc. Class A	148,979	21,881
*	ANSYS Inc.	60,825	20,089
*	MongoDB Inc. Class A	46,890	19,271
	HP Inc.	618,294	18,988
	Corning Inc.	532,117	18,645
*	Gartner Inc.	52,601	18,427
*	Palantir Technologies Inc. Class A	1,197,122	18,352
*	Datadog Inc. Class A	186,494	18,347
*	Atlassian Corp. Class A	106,290	17,837
*	HubSpot Inc.	33,010	17,564
	CDW Corp.	94,635	17,366
	Monolithic Power Systems Inc.	31,496	17,015
*	DoorDash Inc. Class A	202,251	15,456
	Hewlett Packard Enterprise Co.	906,252	15,225
*	VeriSign Inc.	61,877	13,982
*	Cloudflare Inc. Class A	192,413	12,578
	Skyworks Solutions Inc.	111,169	12,305
*	Splunk Inc.	115,602	12,264
	Teradyne Inc.	109,150	12,152
*	Tyler Technologies Inc.	29,178	12,152
	Entegris Inc.	104,332	11,562
	NetApp Inc.	149,922	11,454
	Paycom Software Inc.	35,597	11,435
*	Pinterest Inc. Class A	414,848	11,342
*	PTC Inc.	78,355	11,150
*	Zoom Video Communications Inc. Class A	155,444	10,552
*	Akamai Technologies Inc.	109,394	9,831
	Jabil Inc.	88,707	9,574
*	Lattice Semiconductor Corp.	97,048	9,323
	Dell Technologies Inc. Class C	170,096	9,204
*	EPAM Systems Inc.	40,542	9,112
	SS&C Technologies Holdings Inc.	149,399	9,054
*	Zscaler Inc.	61,104	8,940
*	Manhattan Associates Inc.	43,542	8,703
	Bentley Systems Inc. Class B	157,370	8,534
	Leidos Holdings Inc.	96,167	8,509
	Seagate Technology Holdings plc	136,762	8,461
*	Western Digital Corp.	222,483	8,439
*	Snap Inc. Class A	707,130	8,372
*	GoDaddy Inc. Class A	108,245	8,132
*	Match Group Inc.	194,221	8,128
*	Dynatrace Inc.	151,352	7,790
*	Super Micro Computer Inc.	31,232	7,785
*	Twilio Inc. Class A	121,589	7,735
*	Pure Storage Inc. Class A	205,878	7,580
*	Okta Inc. Class A	108,033	7,492
*	Unity Software Inc.	172,312	7,482
		Shares	Market Value• ($000)
*	DocuSign Inc. Class A	142,064	7,258
*	Qorvo Inc.	69,559	7,097
	Gen Digital Inc.	377,493	7,002
*	Ceridian HCM Holding Inc.	103,102	6,905
	KBR Inc.	95,490	6,213
*	F5 Inc.	42,381	6,199
*	ZoomInfo Technologies Inc. Class A	239,130	6,072
*	Black Knight Inc.	98,914	5,908
*	Arrow Electronics Inc.	39,433	5,648
*	CACI International Inc. Class A	16,026	5,462
*	Toast Inc. Class A	241,776	5,457
	Vertiv Holdings Co. Class A	214,100	5,303
	National Instruments Corp.	91,945	5,278
*	Coherent Corp.	97,686	4,980
*	SPS Commerce Inc.	25,667	4,930
*	Rambus Inc.	76,389	4,902
*	Dropbox Inc. Class A	181,032	4,828
*	Wolfspeed Inc.	86,786	4,824
*	Novanta Inc.	25,175	4,635
*	Nutanix Inc. Class A	165,146	4,632
	Universal Display Corp.	31,367	4,521
*	Guidewire Software Inc.	57,451	4,371
	Science Applications International Corp.	37,852	4,258
*	Axcelis Technologies Inc.	23,006	4,218
*	Five9 Inc.	49,673	4,096
*	DXC Technology Co.	148,974	3,981
*	Onto Innovation Inc.	34,171	3,980
*	Confluent Inc. Class A	111,731	3,945
*	UiPath Inc. Class A	234,257	3,882
*	Teradata Corp.	71,716	3,830
	Power Integrations Inc.	40,056	3,792
*	Procore Technologies Inc.	54,439	3,542
	Dolby Laboratories Inc. Class A	42,246	3,535
*	Elastic NV	54,422	3,490
*	Insight Enterprises Inc.	23,751	3,476
*	Tenable Holdings Inc.	79,471	3,461
*	Silicon Laboratories Inc.	21,555	3,400
*	Aspen Technology Inc.	20,248	3,394
*	Smartsheet Inc. Class A	87,916	3,364
*	IAC Inc.	53,336	3,349
*	Fabrinet	25,474	3,309
*	Workiva Inc. Class A	32,535	3,308
	Avnet Inc.	63,505	3,204
*	AppLovin Corp. Class A	123,123	3,168
*	Cirrus Logic Inc.	38,960	3,156
*	Qualys Inc.	24,338	3,144
	TD SYNNEX Corp.	32,963	3,099
	Advanced Energy Industries Inc.	26,330	2,934
*	DoubleVerify Holdings Inc.	74,702	2,907
*,1	Gitlab Inc. Class A	56,685	2,897
*	Altair Engineering Inc. Class A	37,753	2,863
*	Box Inc. Class A	94,152	2,766
*	Diodes Inc.	29,739	2,751
*	IPG Photonics Corp.	20,041	2,722
*	Samsara Inc. Class A	98,156	2,720
*	Blackbaud Inc.	37,939	2,700
	Vishay Intertechnology Inc.	87,369	2,569
*	New Relic Inc.	38,666	2,530
	Concentrix Corp.	31,042	2,507
*,1	C3.ai Inc. Class A	67,109	2,445
*	MACOM Technology Solutions Holdings Inc.	36,590	2,398
*	SentinelOne Inc. Class A	156,571	2,364
*	Sanmina Corp.	38,834	2,341
*	NCR Corp.	92,673	2,335
*	Synaptics Inc.	27,218	2,324
*	Appfolio Inc. Class A	12,835	2,209
*	Ambarella Inc.	26,373	2,207
*	CommVault Systems Inc.	30,284	2,199
*	Schrodinger Inc.	43,832	2,188
*	Ziff Davis Inc.	30,609	2,144
*	Allegro MicroSystems Inc.	47,057	2,124
*	MicroStrategy Inc. Class A	6,191	2,120
*	Rogers Corp.	12,996	2,104

Balanced Index Fund
		Shares	Market Value• ($000)
*	Kyndryl Holdings Inc.	157,462	2,091
	Dun & Bradstreet Holdings Inc.	180,432	2,088
*	BlackLine Inc.	38,408	2,067
*	Envestnet Inc.	34,518	2,049
	Amkor Technology Inc.	67,109	1,996
*	Perficient Inc.	23,696	1,975
*	Varonis Systems Inc. Class B	73,940	1,970
*	Alteryx Inc. Class A	42,594	1,934
*	Freshworks Inc. Class A	108,969	1,916
*	Plexus Corp.	19,297	1,896
*	RingCentral Inc. Class A	56,087	1,836
*	Rapid7 Inc.	40,541	1,836
*	Verint Systems Inc.	51,340	1,800
*	FormFactor Inc.	52,204	1,786
	Progress Software Corp.	29,909	1,738
*	Alarm.com Holdings Inc.	33,058	1,708
*	Yelp Inc. Class A	45,490	1,656
*	HashiCorp Inc. Class A	62,812	1,644
*,1	DigitalOcean Holdings Inc.	40,725	1,635
*	MaxLinear Inc. Class A	50,937	1,608
*,1	IonQ Inc.	113,400	1,534
*	Braze Inc. Class A	34,708	1,520
*	Sprout Social Inc. Class A	32,714	1,510
*	Cargurus Inc. Class A	66,027	1,494
*	CCC Intelligent Solutions Holdings Inc.	133,223	1,493
*	nCino Inc.	48,740	1,468
*	Impinj Inc.	16,262	1,458
*	NetScout Systems Inc.	46,930	1,452
*	Appian Corp. Class A	29,750	1,416
*	SiTime Corp.	11,900	1,404
*	JFrog Ltd.	50,200	1,391
	Pegasystems Inc.	28,205	1,390
	Clear Secure Inc. Class A	58,769	1,362
*	Parsons Corp.	27,803	1,338
*	PagerDuty Inc.	57,717	1,297
*	Cohu Inc.	31,017	1,289
*	Magnite Inc.	93,307	1,274
*	LiveRamp Holdings Inc.	44,416	1,269
*	Fastly Inc. Class A	79,756	1,258
*	Asana Inc. Class A	55,984	1,234
*	Q2 Holdings Inc.	39,152	1,210
*	Semtech Corp.	46,692	1,189
	CSG Systems International Inc.	22,296	1,176
	Xerox Holdings Corp.	77,812	1,159
*	Bumble Inc. Class A	66,383	1,114
*	Ultra Clean Holdings Inc.	28,144	1,082
*	Paycor HCM Inc.	44,502	1,053
*	PDF Solutions Inc.	22,859	1,031
*	ePlus Inc.	18,200	1,025
*	Photronics Inc.	39,053	1,007
*	TTM Technologies Inc.	72,319	1,005
*	Agilysys Inc.	14,631	1,004
*	Zuora Inc. Class A	91,365	1,002
*	Jamf Holding Corp.	49,955	975
*	Veradigm Inc.	75,931	957
*	Credo Technology Group Holding Ltd.	55,000	954
*	Model N Inc.	26,774	947
	CTS Corp.	22,107	942
*	Squarespace Inc. Class A	29,800	940
*	PROS Holdings Inc.	30,175	929
*	3D Systems Corp.	91,666	910
*	Sprinklr Inc. Class A	64,421	891
*	SMART Global Holdings Inc.	30,223	877
*	Veeco Instruments Inc.	33,309	855
*	Upwork Inc.	89,743	838
*,1	Navitas Semiconductor Corp. Class A	79,200	835
	Shutterstock Inc.	17,076	831
*	Zeta Global Holdings Corp. Class A	96,618	825
	Adeia Inc.	73,542	810
*	Aehr Test Systems	19,324	797
	Methode Electronics Inc.	23,510	788
*	Everbridge Inc.	28,790	774
*	Yext Inc.	67,569	764
		Shares	Market Value• ($000)
*	Cerence Inc.	26,089	763
*	Ichor Holdings Ltd.	20,253	759
*	E2open Parent Holdings Inc.	134,789	755
*,1	indie Semiconductor Inc. Class A	80,339	755
	A10 Networks Inc.	49,754	726
*	Intapp Inc.	17,057	715
*	ForgeRock Inc. Class A	33,881	696
*	N-able Inc.	46,354	668
	Benchmark Electronics Inc.	25,359	655
*	Digital Turbine Inc.	67,013	622
*,1	SoundHound AI Inc. Class A	133,600	608
*,1	MicroVision Inc.	128,598	589
*	TechTarget Inc.	18,851	587
*	Eventbrite Inc. Class A	60,790	581
*,1	Xometry Inc. Class A	27,395	580
*	PAR Technology Corp.	17,486	576
*	EngageSmart Inc.	30,172	576
*	ScanSource Inc.	18,847	557
*	Vertex Inc. Class A	28,397	554
*	Avid Technology Inc.	21,262	542
*	Matterport Inc.	172,084	542
*	AvePoint Inc.	89,161	514
*	Alpha & Omega Semiconductor Ltd.	15,358	504
*	Informatica Inc. Class A	26,860	497
*	nLight Inc.	32,121	495
*	Thoughtworks Holding Inc.	65,183	492
*	PubMatic Inc. Class A	26,866	491
*,1	SmartRent Inc. Class A	126,100	483
*	Olo Inc. Class A	70,610	456
*	Vimeo Inc.	110,126	454
*	Kimball Electronics Inc.	16,381	453
*	Alkami Technology Inc.	27,498	451
	Simulations Plus Inc.	10,335	448
*	Amplitude Inc. Class A	40,098	441
*,1	Planet Labs PBC	134,700	434
*	ACM Research Inc. Class A	32,940	431
*,1	Rumble Inc.	47,800	426
*,1	Applied Digital Corp.	45,400	424
*	BigCommerce Holdings Inc.	42,020	418
*	CEVA Inc.	16,301	416
	PC Connection Inc.	8,866	400
	Ebix Inc.	15,336	386
	NVE Corp.	3,806	371
	Hackett Group Inc.	15,802	353
*	Weave Communications Inc.	31,472	350
*	Consensus Cloud Solutions Inc.	11,103	344
*	Couchbase Inc.	21,711	343
*	Mitek Systems Inc.	31,555	342
*,1	Digimarc Corp.	11,500	339
*	OneSpan Inc.	22,719	337
*	Grid Dynamics Holdings Inc.	36,378	336
*	SolarWinds Corp.	32,181	330
*,1	Cleanspark Inc.	76,800	329
*	Domo Inc. Class B	21,491	315
*	MeridianLink Inc.	15,154	315
*	Nextdoor Holdings Inc.	90,500	295
	American Software Inc. Class A	26,372	277
*	NerdWallet Inc. Class A	27,858	262
*	Definitive Healthcare Corp. Class A	23,692	261
*,1	FiscalNote Holdings Inc.	70,600	257
*	SEMrush Holdings Inc. Class A	26,597	255
	ON24 Inc.	31,300	254
*	LivePerson Inc.	49,636	224
*,1	Tucows Inc. Class A	7,729	214
*	Daktronics Inc.	33,219	213
*	Expensify Inc. Class A	26,560	212
*	Bandwidth Inc. Class A	15,236	208
*,1	Terawulf Inc.	119,000	208
*	EverCommerce Inc.	16,492	195
*	Unisys Corp.	48,242	192
	Immersion Corp.	25,933	184
*	Identiv Inc.	21,679	182
*	Enfusion Inc. Class A	14,958	168

Balanced Index Fund
		Shares	Market Value• ($000)
*	Asure Software Inc.	13,700	167
*	inTEST Corp.	6,257	164
*,1	Innodata Inc.	14,173	161
*	Presto Automation Inc.	29,303	153
*,1	MediaAlpha Inc. Class A	14,000	144
*	SkyWater Technology Inc.	15,297	144
*,1	Atomera Inc.	16,254	143
*,1	eMagin Corp.	70,432	139
*	Kopin Corp.	64,443	139
*,1	Red Violet Inc.	6,626	136
*	Brightcove Inc.	33,486	134
*	TrueCar Inc.	59,207	134
*	Rimini Street Inc.	27,624	132
*	Blend Labs Inc. Class A	130,700	124
*	eGain Corp.	16,436	123
*,1	Vroom Inc.	83,000	120
*	QuickLogic Corp.	12,900	119
	Richardson Electronics Ltd.	7,000	115
*	Amtech Systems Inc.	11,877	114
*	CoreCard Corp.	4,500	114
*,1	System1 Inc.	25,300	114
*	Aeva Technologies Inc.	90,600	113
*	AXT Inc.	32,600	112
*	Rackspace Technology Inc.	41,198	112
*,1	Ouster Inc.	21,361	106
*	Arteris Inc.	15,000	102
[1]	Park City Group Inc.	9,689	98
*	Telos Corp.	38,079	97
*,1	NextNav Inc.	33,050	97
*	Nutex Health Inc.	218,823	92
*	1stdibs.com Inc.	23,800	89
*	Innovid Corp.	80,434	88
*	Rigetti Computing Inc.	75,200	88
*,1	Groupon Inc. Class A	14,600	86
*	EverQuote Inc. Class A	12,900	84
*	Porch Group Inc.	60,900	84
*	ZeroFox Holdings Inc.	84,000	84
*,1	Veritone Inc.	20,477	80
*	Everspin Technologies Inc.	8,413	77
*	Upland Software Inc.	21,208	76
*	Synchronoss Technologies Inc.	80,600	75
*	Edgio Inc.	96,551	65
*	Computer Task Group Inc.	7,990	61
*	Flux Power Holdings Inc.	14,200	61
*	SecureWorks Corp. Class A	8,244	60
*	WM Technology Inc.	69,888	59
*	Intevac Inc.	15,339	58
*	Pixelworks Inc.	32,934	57
*	Embark Technology Inc.	19,800	57
*	Transphorm Inc.	16,300	55
*	GSI Technology Inc.	9,342	52
*,1	KULR Technology Group Inc.	79,473	51
*,1	Skillz Inc. Class A	5,464	50
*	TransAct Technologies Inc.	5,458	49
*,1	Beachbody Co. Inc.	116,800	49
*	comScore Inc.	58,400	47
*	Smith Micro Software Inc.	40,208	45
*,1	BuzzFeed Inc. Class A	78,100	39
	CSP Inc.	3,181	38
*	AstroNova Inc.	2,465	36
*,1	Phunware Inc.	67,200	36
*	Quantum Corp.	33,700	36
*	Alpine 4 Holdings Inc.	14,638	30
*	Zedge Inc. Class B	12,613	28
[1]	VirnetX Holding Corp.	52,143	24
*,1	Cipher Mining Inc.	7,848	22
*	CVD Equipment Corp.	2,737	20
*	Issuer Direct Corp.	848	16
*	authID Inc.	17,600	16
*	Data I/O Corp.	3,396	15
*,1	Inuvo Inc.	65,578	15
*	Streamline Health Solutions Inc.	11,428	15
*,1	Super League Gaming Inc.	34,300	13
		Shares	Market Value• ($000)
*	EMCORE Corp.	16,186	12
*	Key Tronic Corp.	2,174	12
*,1	IronNet Inc.	49,500	10
*,1	Vinco Ventures Inc.	6,745	8
*	BSQUARE Corp.	4,685	6
*	Kubient Inc.	6,900	4
*	Transphorm Inc. Rights	16,300	—
			9,033,602
Telecommunications (1.3%)
	Cisco Systems Inc.	2,564,972	132,712
	Comcast Corp. Class A	2,909,024	120,870
	Verizon Communications Inc.	2,645,012	98,368
	AT&T Inc.	5,001,867	79,780
*	T-Mobile US Inc.	419,705	58,297
	Motorola Solutions Inc.	117,274	34,394
*	Arista Networks Inc.	161,714	26,207
*	Charter Communications Inc. Class A	68,442	25,144
	Juniper Networks Inc.	225,616	7,069
*	Liberty Broadband Corp. Class C	84,886	6,800
*	Roku Inc. Class A	85,753	5,485
	Iridium Communications Inc.	79,795	4,957
*	Ciena Corp.	103,776	4,409
*	Frontier Communications Parent Inc.	171,636	3,199
*	Lumentum Holdings Inc.	45,095	2,558
*	Extreme Networks Inc.	88,148	2,296
	Cable One Inc.	3,194	2,099
	Cogent Communications Holdings Inc.	30,838	2,075
*	Viasat Inc.	49,913	2,059
*	Calix Inc.	40,069	2,000
*	Viavi Solutions Inc.	162,673	1,843
	InterDigital Inc.	18,570	1,793
	Lumen Technologies Inc.	696,189	1,573
*	Harmonic Inc.	73,673	1,191
*	DISH Network Corp. Class A	180,225	1,188
*	Digi International Inc.	24,409	962
*	Liberty Broadband Corp. Class A	10,222	815
*	Gogo Inc.	47,220	803
*	CommScope Holding Co. Inc.	141,900	799
*,1	Infinera Corp.	145,087	701
	Shenandoah Telecommunications Co.	31,810	618
	Telephone & Data Systems Inc.	74,348	612
	ADTRAN Holdings Inc.	54,634	575
*	Globalstar Inc.	528,607	571
*,1	Lightwave Logic Inc.	79,946	557
*	Clearfield Inc.	9,579	454
*	EchoStar Corp. Class A	25,819	448
	Bel Fuse Inc. Class B	7,600	436
*,1	fuboTV Inc.	202,554	421
*	Altice USA Inc. Class A	136,545	412
*	IDT Corp. Class B	14,997	388
*	Xperi Inc.	27,800	366
*	8x8 Inc.	81,172	343
	ATN International Inc.	8,375	307
*	WideOpenWest Inc.	35,637	301
*	Ooma Inc.	19,530	292
*	NETGEAR Inc.	18,962	269
*	Anterix Inc.	8,305	263
*,1	AST SpaceMobile Inc. Class A	55,700	262
*	Aviat Networks Inc.	7,168	239
	Comtech Telecommunications Corp.	22,650	207
*	Consolidated Communications Holdings Inc.	54,100	207
*	United States Cellular Corp.	10,230	180
*	Ribbon Communications Inc.	63,300	177
*	Cambium Networks Corp.	11,400	174
*	Akoustis Technologies Inc.	40,854	130
*,1	Kaltura Inc.	61,000	129
*	Powerfleet Inc.	36,995	111
	PCTEL Inc.	22,900	110
	Spok Holdings Inc.	7,800	104
*	SurgePays Inc.	12,500	91
*	KVH Industries Inc.	9,132	83
*,1	Charge Enterprises Inc.	79,700	78
*	DZS Inc.	16,287	65

Balanced Index Fund
		Shares	Market Value• ($000)
*	Lantronix Inc.	14,911	63
*	Airgain Inc.	8,585	46
*	Inseego Corp.	68,062	44
*	Casa Systems Inc.	34,412	42
*	Genasys Inc.	13,190	34
*,1	Applied Optoelectronics Inc.	4,400	26
*	CalAmp Corp.	21,071	22
	Crexendo Inc.	5,700	10
	Network-1 Technologies Inc.	2,710	6
*	Optical Cable Corp.	447	2
			642,721
Utilities (1.8%)
	NextEra Energy Inc.	1,414,543	104,959
	Southern Co.	762,387	53,558
	Waste Management Inc.	284,603	49,356
	Duke Energy Corp.	540,791	48,531
	Sempra Energy	220,131	32,049
	American Electric Power Co. Inc.	359,782	30,294
	Dominion Energy Inc.	584,745	30,284
*	PG&E Corp.	1,642,378	28,380
	Exelon Corp.	696,366	28,370
	Waste Connections Inc.	180,038	25,733
	Xcel Energy Inc.	384,916	23,930
	Republic Services Inc. Class A	143,989	22,055
	Public Service Enterprise Group Inc.	350,491	21,944
	Consolidated Edison Inc.	242,675	21,938
	Constellation Energy Corp.	228,145	20,887
	WEC Energy Group Inc.	220,660	19,471
	American Water Works Co. Inc.	135,353	19,322
	Edison International	268,291	18,633
	Eversource Energy	243,040	17,236
	Ameren Corp.	183,651	14,999
	FirstEnergy Corp.	378,769	14,727
	Entergy Corp.	147,127	14,326
	DTE Energy Co.	129,270	14,222
	PPL Corp.	516,380	13,663
	CenterPoint Energy Inc.	439,252	12,804
	CMS Energy Corp.	203,028	11,928
	Atmos Energy Corp.	101,138	11,766
	AES Corp.	470,285	9,749
	Evergy Inc.	161,096	9,411
	Alliant Energy Corp.	176,233	9,249
	NiSource Inc.	288,469	7,890
	Vistra Corp.	262,378	6,887
	Essential Utilities Inc.	165,100	6,589
	Pinnacle West Capital Corp.	80,008	6,517
	NRG Energy Inc.	159,788	5,974
*	Clean Harbors Inc.	34,142	5,614
	OGE Energy Corp.	138,624	4,978
	UGI Corp.	145,941	3,936
	IDACORP Inc.	35,556	3,648
*	Casella Waste Systems Inc. Class A	39,263	3,551
	National Fuel Gas Co.	64,893	3,333
	Portland General Electric Co.	67,801	3,175
	New Jersey Resources Corp.	66,959	3,160
*	Stericycle Inc.	64,458	2,993
	Southwest Gas Holdings Inc.	46,921	2,987
	ONE Gas Inc.	38,050	2,923
	Ormat Technologies Inc.	35,755	2,877
	Black Hills Corp.	46,432	2,798
	Hawaiian Electric Industries Inc.	76,397	2,766
	PNM Resources Inc.	58,713	2,648
*	Sunrun Inc.	141,967	2,536
	NorthWestern Corp.	42,685	2,423
	ALLETE Inc.	40,284	2,335
	American States Water Co.	26,494	2,305
	Spire Inc.	33,955	2,154
	Avista Corp.	53,261	2,092
	MGE Energy Inc.	26,169	2,070
	California Water Service Group	39,958	2,063
	Avangrid Inc.	53,737	2,025
	Clearway Energy Inc. Class C	52,582	1,502
	Chesapeake Utilities Corp.	12,278	1,461
				Shares	Market Value• ($000)
	SJW Group			20,206	1,417
*,1	Sunnova Energy International Inc.			66,764	1,222
	Northwest Natural Holding Co.			25,775	1,110
	Middlesex Water Co.			12,757	1,029
	Clearway Energy Inc. Class A			28,232	762
*	Enviri Corp.			61,710	609
	Unitil Corp.			11,718	594
*	Heritage-Crystal Clean Inc.			11,461	433
	York Water Co.			9,385	387
*,1	NuScale Power Corp.			43,900	299
	Artesian Resources Corp. Class A			6,216	293
*	Vertex Energy Inc.			42,599	266
	Aris Water Solutions Inc. Class A			25,234	260
*,1	Altus Power Inc. Class A			47,800	258
	Excelerate Energy Inc. Class A			12,138	247
	Genie Energy Ltd. Class B			13,020	184
	Global Water Resources Inc.			11,264	143
*	Pure Cycle Corp.			12,111	133
*	Cadiz Inc.			31,280	127
	RGC Resources Inc.			5,719	115
*,1	Aqua Metals Inc.			95,200	111
*	Quest Resource Holding Corp.			16,000	104
*,1	Perma-Fix Environmental Services Inc.			5,905	65
					872,152
Total Common Stocks (Cost $8,137,818)					30,261,795
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (24.8%)
U.S. Government Securities (16.9%)
	United States Treasury Note/Bond	2.000%	4/30/24	5,345	5,196
	United States Treasury Note/Bond	2.250%	4/30/24	21,021	20,479
	United States Treasury Note/Bond	0.250%	5/15/24	29,650	28,348
	United States Treasury Note/Bond	2.500%	5/15/24	50,162	48,900
	United States Treasury Note/Bond	2.000%	5/31/24	38,427	37,244
	United States Treasury Note/Bond	2.500%	5/31/24	19,060	18,563
	United States Treasury Note/Bond	0.250%	6/15/24	26,083	24,832
	United States Treasury Note/Bond	1.750%	6/30/24	23,576	22,736
	United States Treasury Note/Bond	2.000%	6/30/24	30,635	29,625
	United States Treasury Note/Bond	0.375%	7/15/24	42,593	40,450
	United States Treasury Note/Bond	1.750%	7/31/24	13,537	13,018
	United States Treasury Note/Bond	2.125%	7/31/24	14,710	14,207
	United States Treasury Note/Bond	3.000%	7/31/24	240	234
	United States Treasury Note/Bond	0.375%	8/15/24	53,215	50,346
	United States Treasury Note/Bond	2.375%	8/15/24	32,871	31,808
	United States Treasury Note/Bond	1.250%	8/31/24	18,258	17,411
	United States Treasury Note/Bond	0.375%	9/15/24	54,820	51,668
	United States Treasury Note/Bond	1.500%	9/30/24	22,661	21,620
	United States Treasury Note/Bond	0.625%	10/15/24	92,515	87,152
	United States Treasury Note/Bond	2.250%	10/31/24	35,320	33,940
	United States Treasury Note/Bond	4.375%	10/31/24	21,538	21,275
	United States Treasury Note/Bond	0.750%	11/15/24	37,635	35,395
	United States Treasury Note/Bond	2.250%	11/15/24	46,200	44,352
	United States Treasury Note/Bond	7.500%	11/15/24	675	694
	United States Treasury Note/Bond	1.500%	11/30/24	23,166	21,993
	United States Treasury Note/Bond	2.125%	11/30/24	22,105	21,169
	United States Treasury Note/Bond	1.000%	12/15/24	68,843	64,788
	United States Treasury Note/Bond	1.750%	12/31/24	9,385	8,922
	United States Treasury Note/Bond	2.250%	12/31/24	3,167	3,032
	United States Treasury Note/Bond	4.250%	12/31/24	775	764
	United States Treasury Note/Bond	1.500%	2/15/25	42,545	40,158
	United States Treasury Note/Bond	2.000%	2/15/25	40,361	38,406
	United States Treasury Note/Bond	1.125%	2/28/25	22,270	20,875
	United States Treasury Note/Bond	2.750%	2/28/25	14,545	14,011
	United States Treasury Note/Bond	4.625%	2/28/25	2,545	2,526
	United States Treasury Note/Bond	1.750%	3/15/25	30,450	28,799
	United States Treasury Note/Bond	3.875%	3/31/25	3,530	3,461
	United States Treasury Note/Bond	2.625%	4/15/25	73,052	70,061
	United States Treasury Note/Bond	0.375%	4/30/25	65,185	59,970
	United States Treasury Note/Bond	2.875%	4/30/25	53,483	51,494

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.875%	4/30/25	34,271	33,607
United States Treasury Note/Bond	2.125%	5/15/25	40,319	38,278
United States Treasury Note/Bond	2.750%	5/15/25	9,885	9,494
United States Treasury Note/Bond	0.250%	5/31/25	37,490	34,303
United States Treasury Note/Bond	4.250%	5/31/25	44,955	44,393
United States Treasury Note/Bond	2.875%	6/15/25	120,615	116,017
United States Treasury Note/Bond	2.750%	6/30/25	24,044	23,063
United States Treasury Note/Bond	4.625%	6/30/25	23,443	23,337
United States Treasury Note/Bond	3.000%	7/15/25	26,313	25,359
United States Treasury Note/Bond	0.250%	7/31/25	15,782	14,357
United States Treasury Note/Bond	2.875%	7/31/25	34,960	33,594
United States Treasury Note/Bond	2.000%	8/15/25	52,747	49,747
United States Treasury Note/Bond	3.125%	8/15/25	98,023	94,669
United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,019
United States Treasury Note/Bond	0.250%	8/31/25	33,812	30,674
United States Treasury Note/Bond	3.500%	9/15/25	35,560	34,593
United States Treasury Note/Bond	0.250%	9/30/25	39,495	35,768
United States Treasury Note/Bond	4.250%	10/15/25	142,290	140,689
United States Treasury Note/Bond	0.250%	10/31/25	25,440	22,960
United States Treasury Note/Bond	2.250%	11/15/25	6,372	6,020
United States Treasury Note/Bond	4.500%	11/15/25	85,950	85,507
United States Treasury Note/Bond	0.375%	11/30/25	79,350	71,613
United States Treasury Note/Bond	4.000%	12/15/25	1,425	1,403
United States Treasury Note/Bond	0.375%	12/31/25	26,597	23,975
United States Treasury Note/Bond	3.875%	1/15/26	34,457	33,816
United States Treasury Note/Bond	0.375%	1/31/26	78,780	70,717
United States Treasury Note/Bond	1.625%	2/15/26	59,937	55,535
United States Treasury Note/Bond	4.000%	2/15/26	126,868	124,925
United States Treasury Note/Bond	0.500%	2/28/26	54,345	48,817
United States Treasury Note/Bond	4.625%	3/15/26	117,990	118,137
United States Treasury Note/Bond	0.750%	3/31/26	59,340	53,629
United States Treasury Note/Bond	2.250%	3/31/26	25,535	24,027
United States Treasury Note/Bond	3.750%	4/15/26	4,640	4,542
United States Treasury Note/Bond	0.750%	4/30/26	7,546	6,796
United States Treasury Note/Bond	2.375%	4/30/26	17,065	16,094
United States Treasury Note/Bond	1.625%	5/15/26	27,216	25,120
United States Treasury Note/Bond	3.625%	5/15/26	128,106	124,983
United States Treasury Note/Bond	0.750%	5/31/26	36,415	32,705
United States Treasury Note/Bond	2.125%	5/31/26	17,795	16,644
United States Treasury Note/Bond	4.125%	6/15/26	39,965	39,559
United States Treasury Note/Bond	0.875%	6/30/26	42,111	37,939
United States Treasury Note/Bond	1.875%	6/30/26	16,182	15,019
United States Treasury Note/Bond	0.625%	7/31/26	50,979	45,419
United States Treasury Note/Bond	1.875%	7/31/26	15,760	14,590
United States Treasury Note/Bond	1.500%	8/15/26	51,245	46,841
United States Treasury Note/Bond	6.750%	8/15/26	3,095	3,288
United States Treasury Note/Bond	0.750%	8/31/26	6,113	5,452
United States Treasury Note/Bond	0.875%	9/30/26	64,685	57,873
United States Treasury Note/Bond	1.125%	10/31/26	17,773	15,985
United States Treasury Note/Bond	1.625%	10/31/26	20,445	18,694
United States Treasury Note/Bond	2.000%	11/15/26	50,899	47,082
United States Treasury Note/Bond	6.500%	11/15/26	910	966
United States Treasury Note/Bond	1.250%	11/30/26	9,805	8,834
United States Treasury Note/Bond	1.625%	11/30/26	25,526	23,300
United States Treasury Note/Bond	1.250%	12/31/26	41,157	37,041
United States Treasury Note/Bond	1.750%	12/31/26	22,466	20,570
United States Treasury Note/Bond	1.500%	1/31/27	41,509	37,605
United States Treasury Note/Bond	2.250%	2/15/27	26,207	24,368
United States Treasury Note/Bond	1.125%	2/28/27	11,279	10,063
United States Treasury Note/Bond	1.875%	2/28/27	808	741
United States Treasury Note/Bond	0.625%	3/31/27	24,045	20,991
United States Treasury Note/Bond	2.500%	3/31/27	24,930	23,364
United States Treasury Note/Bond	0.500%	4/30/27	45,073	39,052
United States Treasury Note/Bond	2.750%	4/30/27	28,705	27,117
United States Treasury Note/Bond	2.375%	5/15/27	39,787	37,052
United States Treasury Note/Bond	0.500%	5/31/27	67,015	57,926
United States Treasury Note/Bond	2.625%	5/31/27	27,640	25,973
United States Treasury Note/Bond	0.500%	6/30/27	19,470	16,784
United States Treasury Note/Bond	3.250%	6/30/27	890	856
United States Treasury Note/Bond	0.375%	7/31/27	52,975	45,310
United States Treasury Note/Bond	2.750%	7/31/27	34,254	32,295
United States Treasury Note/Bond	2.250%	8/15/27	44,310	40,959
United States Treasury Note/Bond	0.500%	8/31/27	6,844	5,871
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.125%	8/31/27	10,554	10,094
United States Treasury Note/Bond	0.375%	9/30/27	45,460	38,684
United States Treasury Note/Bond	4.125%	9/30/27	6,700	6,662
United States Treasury Note/Bond	0.500%	10/31/27	56,885	48,548
United States Treasury Note/Bond	4.125%	10/31/27	33,084	32,908
United States Treasury Note/Bond	2.250%	11/15/27	49,833	45,893
United States Treasury Note/Bond	6.125%	11/15/27	775	831
United States Treasury Note/Bond	0.625%	11/30/27	69,305	59,353
United States Treasury Note/Bond	3.875%	11/30/27	825	813
United States Treasury Note/Bond	0.625%	12/31/27	74,020	63,241
United States Treasury Note/Bond	3.875%	12/31/27	4,878	4,811
United States Treasury Note/Bond	0.750%	1/31/28	61,625	52,853
United States Treasury Note/Bond	3.500%	1/31/28	163	158
United States Treasury Note/Bond	2.750%	2/15/28	20,868	19,613
United States Treasury Note/Bond	1.125%	2/29/28	69,625	60,672
United States Treasury Note/Bond	4.000%	2/29/28	17,220	17,096
United States Treasury Note/Bond	1.250%	3/31/28	72,966	63,845
United States Treasury Note/Bond	3.625%	3/31/28	21,668	21,167
United States Treasury Note/Bond	1.250%	4/30/28	64,511	56,356
United States Treasury Note/Bond	3.500%	4/30/28	11,841	11,506
United States Treasury Note/Bond	2.875%	5/15/28	30,665	28,935
United States Treasury Note/Bond	1.250%	5/31/28	68,185	59,491
United States Treasury Note/Bond	3.625%	5/31/28	29,800	29,153
United States Treasury Note/Bond	1.250%	6/30/28	103,749	90,326
United States Treasury Note/Bond	4.000%	6/30/28	17,950	17,852
United States Treasury Note/Bond	1.000%	7/31/28	84,064	72,098
United States Treasury Note/Bond	2.875%	8/15/28	53,510	50,416
United States Treasury Note/Bond	5.500%	8/15/28	4,895	5,180
United States Treasury Note/Bond	1.125%	8/31/28	46,850	40,372
United States Treasury Note/Bond	1.250%	9/30/28	113,870	98,586
United States Treasury Note/Bond	1.375%	10/31/28	54,550	47,467
United States Treasury Note/Bond	3.125%	11/15/28	27,149	25,864
United States Treasury Note/Bond	5.250%	11/15/28	14,810	15,548
United States Treasury Note/Bond	1.500%	11/30/28	76,835	67,207
United States Treasury Note/Bond	1.375%	12/31/28	27,340	23,717
United States Treasury Note/Bond	1.750%	1/31/29	56,105	49,609
United States Treasury Note/Bond	2.625%	2/15/29	53,000	49,100
United States Treasury Note/Bond	1.875%	2/28/29	39,895	35,475
United States Treasury Note/Bond	2.375%	3/31/29	45,010	41,100
United States Treasury Note/Bond	2.875%	4/30/29	18,210	17,078
United States Treasury Note/Bond	2.750%	5/31/29	34,370	32,002
United States Treasury Note/Bond	3.250%	6/30/29	32,740	31,323
United States Treasury Note/Bond	2.625%	7/31/29	15,150	13,997
United States Treasury Note/Bond	1.625%	8/15/29	9,267	8,083
United States Treasury Note/Bond	6.125%	8/15/29	3,462	3,837
United States Treasury Note/Bond	3.125%	8/31/29	43,880	41,686
United States Treasury Note/Bond	3.875%	9/30/29	31,540	31,234
United States Treasury Note/Bond	4.000%	10/31/29	43,225	43,117
United States Treasury Note/Bond	1.750%	11/15/29	14,500	12,715
United States Treasury Note/Bond	3.875%	11/30/29	23,001	22,800
United States Treasury Note/Bond	3.875%	12/31/29	1,276	1,265
United States Treasury Note/Bond	3.500%	1/31/30	28,360	27,527
United States Treasury Note/Bond	1.500%	2/15/30	49,629	42,518
United States Treasury Note/Bond	4.000%	2/28/30	31,267	31,252
United States Treasury Note/Bond	3.625%	3/31/30	32,760	32,054
United States Treasury Note/Bond	3.500%	4/30/30	31,267	30,363
United States Treasury Note/Bond	0.625%	5/15/30	61,827	49,539
United States Treasury Note/Bond	6.250%	5/15/30	2,570	2,909
United States Treasury Note/Bond	3.750%	5/31/30	34,745	34,267
United States Treasury Note/Bond	3.750%	6/30/30	18,900	18,652
United States Treasury Note/Bond	0.625%	8/15/30	88,711	70,678
United States Treasury Note/Bond	0.875%	11/15/30	84,936	68,745
United States Treasury Note/Bond	1.125%	2/15/31	81,068	66,678
United States Treasury Note/Bond	5.375%	2/15/31	8,005	8,735
United States Treasury Note/Bond	1.625%	5/15/31	81,688	69,435
United States Treasury Note/Bond	1.250%	8/15/31	94,807	77,816
United States Treasury Note/Bond	1.375%	11/15/31	111,466	91,890
United States Treasury Note/Bond	1.875%	2/15/32	94,466	80,916
United States Treasury Note/Bond	2.875%	5/15/32	74,169	68,769
United States Treasury Note/Bond	2.750%	8/15/32	82,840	75,954
United States Treasury Note/Bond	4.125%	11/15/32	67,604	69,093
United States Treasury Note/Bond	3.500%	2/15/33	101,836	99,227
United States Treasury Note/Bond	3.375%	5/15/33	83,616	80,650

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.500%	2/15/36	2,734	2,948
United States Treasury Note/Bond	5.000%	5/15/37	14,986	16,964
United States Treasury Note/Bond	4.375%	2/15/38	11,517	12,255
United States Treasury Note/Bond	4.500%	5/15/38	13,544	14,579
United States Treasury Note/Bond	3.500%	2/15/39	6,398	6,132
United States Treasury Note/Bond	4.250%	5/15/39	7,883	8,244
United States Treasury Note/Bond	4.500%	8/15/39	9,884	10,631
United States Treasury Note/Bond	4.375%	11/15/39	11,686	12,369
United States Treasury Note/Bond	4.625%	2/15/40	10,000	10,895
United States Treasury Note/Bond	1.125%	5/15/40	35,285	22,869
United States Treasury Note/Bond	4.375%	5/15/40	5,139	5,428
United States Treasury Note/Bond	1.125%	8/15/40	37,305	23,992
United States Treasury Note/Bond	3.875%	8/15/40	8,449	8,378
United States Treasury Note/Bond	1.375%	11/15/40	57,480	38,458
United States Treasury Note/Bond	4.250%	11/15/40	4,317	4,486
United States Treasury Note/Bond	1.875%	2/15/41	51,471	37,381
United States Treasury Note/Bond	4.750%	2/15/41	5,967	6,584
United States Treasury Note/Bond	2.250%	5/15/41	48,760	37,545
United States Treasury Note/Bond	4.375%	5/15/41	11,000	11,571
United States Treasury Note/Bond	1.750%	8/15/41	52,196	36,668
United States Treasury Note/Bond	3.750%	8/15/41	12,000	11,587
United States Treasury Note/Bond	2.000%	11/15/41	31,715	23,211
United States Treasury Note/Bond	3.125%	11/15/41	10,928	9,623
United States Treasury Note/Bond	2.375%	2/15/42	42,662	33,223
United States Treasury Note/Bond	3.125%	2/15/42	12,579	11,056
United States Treasury Note/Bond	3.000%	5/15/42	11,950	10,271
United States Treasury Note/Bond	3.250%	5/15/42	23,570	21,029
United States Treasury Note/Bond	2.750%	8/15/42	13,006	10,716
United States Treasury Note/Bond	3.375%	8/15/42	32,648	29,623
United States Treasury Note/Bond	2.750%	11/15/42	15,070	12,390
United States Treasury Note/Bond	4.000%	11/15/42	25,473	25,314
United States Treasury Note/Bond	3.125%	2/15/43	6,046	5,267
United States Treasury Note/Bond	3.875%	2/15/43	21,427	20,898
United States Treasury Note/Bond	2.875%	5/15/43	25,464	21,278
United States Treasury Note/Bond	3.875%	5/15/43	29,131	28,430
United States Treasury Note/Bond	3.625%	8/15/43	23,297	21,855
United States Treasury Note/Bond	3.750%	11/15/43	19,000	18,145
United States Treasury Note/Bond	3.625%	2/15/44	19,823	18,566
United States Treasury Note/Bond	3.375%	5/15/44	22,600	20,368
United States Treasury Note/Bond	3.125%	8/15/44	23,700	20,504
United States Treasury Note/Bond	3.000%	11/15/44	21,616	18,289
United States Treasury Note/Bond	2.500%	2/15/45	31,348	24,260
United States Treasury Note/Bond	3.000%	5/15/45	24,914	21,029
United States Treasury Note/Bond	2.875%	8/15/45	34,617	28,559
United States Treasury Note/Bond	3.000%	11/15/45	16,493	13,906
United States Treasury Note/Bond	2.500%	2/15/46	30,604	23,546
United States Treasury Note/Bond	2.500%	5/15/46	32,775	25,186
United States Treasury Note/Bond	2.250%	8/15/46	29,394	21,462
United States Treasury Note/Bond	2.875%	11/15/46	12,440	10,244
United States Treasury Note/Bond	3.000%	2/15/47	26,775	22,537
United States Treasury Note/Bond	3.000%	5/15/47	25,582	21,533
United States Treasury Note/Bond	2.750%	8/15/47	32,138	25,841
United States Treasury Note/Bond	2.750%	11/15/47	16,850	13,554
United States Treasury Note/Bond	3.000%	2/15/48	35,038	29,530
United States Treasury Note/Bond	3.125%	5/15/48	36,347	31,355
United States Treasury Note/Bond	3.000%	8/15/48	41,009	34,595
United States Treasury Note/Bond	3.375%	11/15/48	26,886	24,306
United States Treasury Note/Bond	3.000%	2/15/49	5,000	4,228
United States Treasury Note/Bond	2.875%	5/15/49	25,488	21,067
United States Treasury Note/Bond	2.250%	8/15/49	35,650	25,902
United States Treasury Note/Bond	2.375%	11/15/49	34,864	26,039
United States Treasury Note/Bond	2.000%	2/15/50	41,881	28,701
United States Treasury Note/Bond	1.250%	5/15/50	49,701	27,941
United States Treasury Note/Bond	1.375%	8/15/50	59,370	34,490
United States Treasury Note/Bond	1.625%	11/15/50	58,713	36,457
United States Treasury Note/Bond	1.875%	2/15/51	64,930	42,996
United States Treasury Note/Bond	2.375%	5/15/51	64,773	48,145
United States Treasury Note/Bond	2.000%	8/15/51	53,285	36,317
United States Treasury Note/Bond	1.875%	11/15/51	45,676	30,146
United States Treasury Note/Bond	2.250%	2/15/52	42,632	30,808
United States Treasury Note/Bond	2.875%	5/15/52	51,652	42,807
United States Treasury Note/Bond	3.000%	8/15/52	29,543	25,121
United States Treasury Note/Bond	4.000%	11/15/52	56,245	57,783
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.625%	2/15/53	39,705	38,111
	United States Treasury Note/Bond	3.625%	5/15/53	53,945	51,871
					8,406,424
Agency Bonds and Notes (0.3%)
[6]	AID-Israel	5.500%	9/18/33	400	440
[6]	AID-Jordan	3.000%	6/30/25	400	382
	Federal Farm Credit Banks	3.375%	8/26/24	5,000	4,887
	Federal Farm Credit Banks	4.250%	9/26/24	3,950	3,897
	Federal Farm Credit Banks	0.875%	11/18/24	876	825
	Federal Farm Credit Banks	4.500%	11/18/24	3,970	3,921
	Federal Farm Credit Banks	4.250%	12/20/24	1,000	985
	Federal Farm Credit Banks	1.125%	1/6/25	930	875
	Federal Farm Credit Banks	4.500%	1/10/25	1,591	1,573
	Federal Farm Credit Banks	1.750%	2/14/25	1,490	1,412
	Federal Farm Credit Banks	2.510%	4/1/25	1,250	1,197
	Federal Farm Credit Banks	4.250%	9/30/25	1,330	1,313
	Federal Farm Credit Banks	4.000%	1/13/26	1,300	1,277
	Federal Farm Credit Banks	3.875%	2/2/26	500	490
	Federal Farm Credit Banks	4.750%	3/9/26	700	701
	Federal Farm Credit Banks	4.375%	6/23/26	600	596
[7]	Federal Home Loan Banks	3.000%	7/8/24	1,500	1,464
	Federal Home Loan Banks	1.500%	8/15/24	1,990	1,906
	Federal Home Loan Banks	5.375%	8/15/24	815	815
	Federal Home Loan Banks	4.875%	9/13/24	1,040	1,034
	Federal Home Loan Banks	4.500%	10/3/24	2,550	2,523
[7]	Federal Home Loan Banks	1.000%	12/20/24	900	846
	Federal Home Loan Banks	5.000%	2/28/25	3,675	3,664
	Federal Home Loan Banks	0.500%	4/14/25	3,500	3,232
	Federal Home Loan Banks	4.625%	6/6/25	1,800	1,788
	Federal Home Loan Banks	0.375%	9/4/25	800	727
	Federal Home Loan Banks	4.500%	12/12/25	1,400	1,391
	Federal Home Loan Banks	4.375%	6/12/26	1,225	1,216
	Federal Home Loan Banks	1.250%	12/21/26	6,500	5,834
	Federal Home Loan Banks	4.250%	12/10/27	4,000	3,993
	Federal Home Loan Banks	3.250%	6/9/28	2,700	2,574
	Federal Home Loan Banks	3.250%	11/16/28	1,965	1,869
	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,117
[8]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	5,000	4,720
[7,8]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	4,500	4,106
[8]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	10,500	9,522
[7,8]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	2,583
[8]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	7,145
[8]	Federal National Mortgage Assn.	1.750%	7/2/24	2,055	1,982
[8]	Federal National Mortgage Assn.	2.625%	9/6/24	660	639
[8]	Federal National Mortgage Assn.	1.625%	10/15/24	3,890	3,711
[8]	Federal National Mortgage Assn.	1.625%	1/7/25	3,460	3,281
[8]	Federal National Mortgage Assn.	0.500%	6/17/25	3,000	2,752
[8]	Federal National Mortgage Assn.	0.375%	8/25/25	6,000	5,455
[8]	Federal National Mortgage Assn.	0.500%	11/7/25	8,500	7,694
[8]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,496
[8]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,673
[8]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	7,353
[8]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,205
[8]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	2,804
[8]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,390
[8]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	5,617
[8]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	10,803
[8]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,450
[7]	Private Export Funding Corp.	2.450%	7/15/24	525	507
[7]	Private Export Funding Corp.	1.750%	11/15/24	280	266
[7]	Private Export Funding Corp.	3.250%	6/15/25	175	169
[7]	Private Export Funding Corp.	1.400%	7/15/28	800	690
	Tennessee Valley Authority	2.875%	9/15/24	954	924
	Tennessee Valley Authority	0.750%	5/15/25	500	461
[7]	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,035
[7]	Tennessee Valley Authority	2.875%	2/1/27	1,000	941
	Tennessee Valley Authority	3.875%	3/15/28	1,525	1,500
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,325

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Valley Authority	1.500%	9/15/31	1,650	1,329
[7]	Tennessee Valley Authority	4.700%	7/15/33	575	585
	Tennessee Valley Authority	4.650%	6/15/35	500	503
	Tennessee Valley Authority	5.880%	4/1/36	785	890
	Tennessee Valley Authority	5.500%	6/15/38	225	246
	Tennessee Valley Authority	5.250%	9/15/39	2,417	2,543
	Tennessee Valley Authority	3.500%	12/15/42	200	167
	Tennessee Valley Authority	4.250%	9/15/52	500	455
	Tennessee Valley Authority	5.375%	4/1/56	1,580	1,707
	Tennessee Valley Authority	4.625%	9/15/60	519	505
	Tennessee Valley Authority	4.250%	9/15/65	700	627
					173,520
Conventional Mortgage-Backed Securities (7.6%)
[7,8]	Freddie Mac Gold Pool	2.000%	8/1/28– 12/1/31	1,094	1,007
[7,8]	Freddie Mac Gold Pool	2.500%	4/1/27– 2/1/43	19,968	18,568
[7,8]	Freddie Mac Gold Pool	3.000%	10/1/24– 4/1/47	68,745	62,581
[7,8]	Freddie Mac Gold Pool	3.500%	9/1/25– 11/1/48	71,865	67,088
[7,8]	Freddie Mac Gold Pool	4.000%	3/1/24– 11/1/48	38,481	36,797
[7,8]	Freddie Mac Gold Pool	4.500%	8/1/23– 1/1/49	17,803	17,490
[7,8]	Freddie Mac Gold Pool	5.000%	8/1/23– 1/1/49	6,024	6,040
[7,8]	Freddie Mac Gold Pool	5.500%	12/1/23– 6/1/41	5,291	5,381
[7,8]	Freddie Mac Gold Pool	6.000%	2/1/26– 5/1/40	2,863	2,948
[7,8]	Freddie Mac Gold Pool	7.000%	9/1/23– 12/1/38	218	225
[7,8]	Freddie Mac Gold Pool	7.500%	2/1/24– 1/1/32	15	16
[7,8]	Freddie Mac Gold Pool	8.000%	8/1/24– 1/1/31	16	16
[7,8]	Freddie Mac Gold Pool	8.500%	11/1/24– 5/1/30	1	1
[7,8]	Freddie Mac Gold Pool	9.000%	7/1/24– 5/1/25	1	1
[7]	Ginnie Mae I Pool	3.000%	1/15/26– 5/15/45	3,706	3,336
[7]	Ginnie Mae I Pool	3.500%	11/15/25– 9/15/49	3,986	3,770
[7]	Ginnie Mae I Pool	4.000%	10/15/24– 6/15/46	5,731	5,419
[7]	Ginnie Mae I Pool	4.500%	10/15/24– 2/15/49	5,237	5,185
[7]	Ginnie Mae I Pool	5.000%	5/15/34– 4/15/41	3,309	3,335
[7]	Ginnie Mae I Pool	6.000%	6/15/32	56	57
[7]	Ginnie Mae I Pool	6.500%	11/15/23– 8/15/39	445	447
[7]	Ginnie Mae I Pool	7.000%	8/15/23– 8/15/32	176	178
[7]	Ginnie Mae I Pool	7.500%	10/15/23– 3/15/32	39	39
[7]	Ginnie Mae I Pool	8.000%	8/15/24– 3/15/32	32	33
[7]	Ginnie Mae I Pool	8.500%	7/15/24– 6/15/30	4	5
[7]	Ginnie Mae I Pool	9.000%	5/15/25– 10/15/26	1	1
[7]	Ginnie Mae II Pool	1.500%	2/20/51– 12/20/51	4,449	3,568
[7,9]	Ginnie Mae II Pool	2.000%	8/20/50– 7/15/53	164,317	138,250
[7,9]	Ginnie Mae II Pool	2.500%	6/20/27– 7/15/53	167,542	145,488
[7,9]	Ginnie Mae II Pool	3.000%	2/20/27– 7/15/53	164,725	148,417
[7,9]	Ginnie Mae II Pool	3.500%	9/20/25– 7/15/53	127,043	118,923
[7,9]	Ginnie Mae II Pool	4.000%	9/20/25– 7/15/53	84,542	81,075
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,9]	Ginnie Mae II Pool	4.500%	11/20/35– 7/15/53	73,815	71,839
[7,9]	Ginnie Mae II Pool	5.000%	5/20/39– 7/15/53	59,131	58,393
[7,9]	Ginnie Mae II Pool	5.500%	10/20/52– 7/15/53	40,398	40,256
[7,9]	Ginnie Mae II Pool	6.000%	12/20/52– 7/15/53	21,765	21,905
[7,9]	Ginnie Mae II Pool	6.500%	12/20/35– 7/15/53	8,996	9,169
[7]	Ginnie Mae II Pool	7.000%	4/20/38– 2/20/53	621	636
[7,8]	UMBS Pool	1.500%	7/1/35– 9/1/51	220,427	178,629
[7,8,9]	UMBS Pool	2.000%	11/1/23– 7/25/53	896,023	744,025
[7,8,9]	UMBS Pool	2.500%	1/1/27– 7/25/53	631,333	543,054
[7,8,9]	UMBS Pool	3.000%	1/1/26– 7/25/53	378,769	339,574
[7,8,9]	UMBS Pool	3.500%	9/1/25– 7/25/53	231,607	214,375
[7,8,9]	UMBS Pool	4.000%	2/1/24– 7/25/53	201,985	191,923
[7,8,9]	UMBS Pool	4.500%	7/1/23– 7/25/53	156,317	151,814
[7,8,9]	UMBS Pool	5.000%	8/1/23– 7/25/53	144,938	142,759
[7,8,9]	UMBS Pool	5.500%	7/1/25– 7/25/53	105,975	106,016
[7,8,9]	UMBS Pool	6.000%	4/1/24– 7/25/53	54,317	55,107
[7,8,9]	UMBS Pool	6.500%	11/1/52– 7/25/53	20,780	21,305
[7,8]	UMBS Pool	7.000%	9/1/23– 11/1/37	654	700
[7,8]	UMBS Pool	7.500%	9/1/23– 12/1/32	48	51
[7,8]	UMBS Pool	8.000%	9/1/24– 10/1/30	4	4
[7,8]	UMBS Pool	8.500%	10/1/24– 7/1/30	8	8
[7,8]	UMBS Pool	9.000%	9/1/24– 6/1/26	2	2
					3,767,229
Nonconventional Mortgage-Backed Securities (0.0%)
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.838%	12/1/41	20	20
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.560%	9/1/37	50	50
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.433%	4.045%	7/1/36	7	7
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.477%	3.851%	3/1/43	85	85
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	3.780%	12/1/43	47	47
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.552%	5.418%	10/1/37	14	14
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.556%	3.806%	9/1/43	10	10
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	3.151%	7/1/43	93	97
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.592%	4.620%	6/1/43	29	30
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.599%	3.849%	8/1/35	33	33
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.998%	2/1/36	6	6
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.127%	3/1/38	3	3
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.885%	11/1/36	13	13
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	3.890%	1/1/42	33	34
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	3	3

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.669%	4.271%	10/1/42	30	30
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.681%	5.349%	6/1/42	63	62
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	4.057%	1/1/37	7	7
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.686%	3.936%	12/1/33	11	10
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.940%	10/1/39– 9/1/42	60	61
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	5.161%	5/1/40	6	6
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.692%	4.076%	8/1/39	38	38
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	3.945%	7/1/39	6	6
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	3.948%	8/1/40	4	4
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.950%	12/1/40	21	20
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.075%	7/1/37	3	3
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	3.951%	10/1/42	29	30
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.955%	11/1/39	4	4
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.726%	5.476%	6/1/41	7	8
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.734%	4.580%	5/1/42	30	30
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.737%	3.987%	9/1/34	5	6
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	4.921%	7/1/41	47	49
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.000%	10/1/40	7	7
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.751%	4.236%	9/1/43	48	49
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.773%	4.433%	5/1/42	13	13
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	4.280%	2/1/41	18	18
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	4.408%	7/1/42	36	36
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	4.337%	3/1/42	31	32
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.147%	11/1/39	10	10
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.446%	3/1/42	37	38
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.797%	4.098%	8/1/42	74	76
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.798%	4.666%	2/1/42	102	102
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.055%	11/1/41	30	30
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.807%	4.198%	3/1/41	17	17
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.060%	11/1/33– 12/1/40	23	24
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.063%	11/1/41	15	16
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.073%	1/1/42	17	17
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.065%	11/1/40– 12/1/41	46	47
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.233%	2/1/41	12	12
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	5.449%	5/1/41	22	22
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.575%	3/1/41	17	18
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	5.104%	2/1/42	24	24
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.308%	4/1/41	27	27
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	6.080%	6/1/41	25	26
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.117%	1/1/40	18	18
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	5.210%	5/1/40	4	4
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.836%	4.143%	2/1/41	10	10
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	4.089%	12/1/39	13	13
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.090%	8/1/39	13	13
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.862%	4.635%	9/1/40	10	11
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.370%	11/1/34	17	17
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	5.289%	4/1/37	22	23
[7,8,10]	Fannie Mae Pool, 1YR CMT + 2.155%	4.280%	12/1/37	35	35
[7,8,10]	Fannie Mae Pool, 1YR CMT + 2.313%	4.438%	1/1/35	8	8
[7,8,10]	Fannie Mae Pool, 6M USD LIBOR + 1.037%	5.580%	4/1/37	10	10
[7,8,10]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.090%	8/1/37	16	16
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.275%	4.650%	9/1/37	3	3
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.875%	1/1/38	3	3
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.890%	12/1/36– 11/1/43	55	56
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	5.390%	5/1/42	4	4
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.910%	10/1/37	6	6
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	3.915%	12/1/34	5	5
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.074%	2/1/37	14	14
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	4.001%	1/1/35	1	1
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.993%	12/1/36	11	11
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.995%	12/1/40	21	20
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.000%	12/1/41	28	28
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	5.125%	5/1/38	2	2
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	4.050%	12/1/35	11	11
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	4.127%	3/1/42	13	13
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	4.141%	2/1/42	9	9
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.855%	4.105%	5/1/37	8	8
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.130%	6/1/40– 12/1/40	19	19
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.216%	1/1/41	23	24
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.380%	3/1/41	2	2
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.953%	6/1/41	5	6
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	5.255%	5/1/40	1	1
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	5.357%	5/1/40	3	3
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.881%	5.593%	6/1/40	2	2
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.885%	4.308%	2/1/42	10	10
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.891%	4.141%	9/1/40	18	18

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.150%	6/1/40– 11/1/40	12	13
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.206%	1/1/41	5	5
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.389%	2/1/41	6	6
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.410%	2/1/41	6	6
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.585%	3/1/38	4	4
[7,8,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.375%	11/1/34	16	16
[7,8,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.487%	2/1/36	11	11
[7,8,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.375%	5/1/36	4	3
[7,8,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	4.535%	10/1/36	15	15
[7,8,10]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	6.001%	1/1/37	30	30
[7,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	7/20/41– 8/20/41	122	116
[7,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.750%	10/20/38– 12/20/43	295	288
[7,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41– 6/20/43	170	168
[7,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/38– 3/20/43	270	260
[7,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	12/20/39– 12/20/40	31	30
[7,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	4	4
[7,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.000%	5/20/41	9	9
[7,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.250%	11/20/40	5	5
					2,933
Total U.S. Government and Agency Obligations (Cost $13,825,547)					12,350,106
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[7]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	60	60
[7]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	575	560
[7]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	50	47
[7]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	650	642
[7]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	200	197
[7]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	2,025	1,902
[7]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	3,575	3,451
[7]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	1,950	1,890
[7]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	1,250	1,243
[7]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	375	371
[7]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	100	98
[7]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	150	145
[7]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	100	93
[7]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	46	44
[7]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	92	89
[7]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	50	46
[7]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	100	90
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	225	224
[7]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	100	100
[7]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	1,000	977
[7]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	250	240
[7]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	550	531
[7]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	925	918
[7]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	87	85
[7]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	283
[7]	BANK Series 2017-BNK4	3.625%	5/15/50	800	735
[7]	BANK Series 2017-BNK5	3.390%	6/15/60	700	642
[7]	BANK Series 2017-BNK5	3.624%	6/15/60	350	314
[7]	BANK Series 2017-BNK6	3.254%	7/15/60	175	161
[7]	BANK Series 2017-BNK6	3.518%	7/15/60	980	903
[7]	BANK Series 2017-BNK6	3.741%	7/15/60	780	683
[7]	BANK Series 2017-BNK7	3.175%	9/15/60	480	438
[7]	BANK Series 2017-BNK7	3.435%	9/15/60	275	252
[7]	BANK Series 2017-BNK7	3.748%	9/15/60	300	266
[7]	BANK Series 2017-BNK8	3.488%	11/15/50	600	534
[7]	BANK Series 2017-BNK8	3.731%	11/15/50	100	87
[7]	BANK Series 2017-BNK8	4.232%	11/15/50	250	176
[7]	BANK Series 2017-BNK9	3.279%	11/15/54	277	259
[7]	BANK Series 2017-BNK9	3.538%	11/15/54	600	550
[7]	BANK Series 2018-BNK10	3.641%	2/15/61	115	109
[7]	BANK Series 2018-BNK10	3.688%	2/15/61	400	369
[7]	BANK Series 2018-BNK10	3.898%	2/15/61	150	134
[7]	BANK Series 2018-BNK11	4.046%	3/15/61	400	374
[7]	BANK Series 2018-BNK12	4.255%	5/15/61	500	471
[7]	BANK Series 2018-BNK12	4.477%	5/15/61	150	136
[7]	BANK Series 2018-BNK13	3.953%	8/15/61	165	153
[7]	BANK Series 2018-BNK13	4.217%	8/15/61	825	775
[7]	BANK Series 2018-BNK14	3.966%	9/15/60	100	94
[7]	BANK Series 2018-BNK14	4.128%	9/15/60	152	151
[7]	BANK Series 2018-BNK14	4.231%	9/15/60	250	235
[7]	BANK Series 2018-BNK14	4.481%	9/15/60	175	158
[7]	BANK Series 2018-BNK15	4.407%	11/15/61	470	446
[7]	BANK Series 2019-BNK16	4.005%	2/15/52	275	255
[7]	BANK Series 2019-BNK17	3.714%	4/15/52	360	328
[7]	BANK Series 2019-BNK17	3.976%	4/15/52	75	66
[7]	BANK Series 2019-BNK18	3.584%	5/15/62	640	556
[7]	BANK Series 2019-BNK18	3.826%	5/15/62	200	166
[7]	BANK Series 2019-BNK19	3.183%	8/15/61	550	464
[7]	BANK Series 2019-BNK19	4.164%	8/15/61	140	94
[7]	BANK Series 2019-BNK20	3.011%	9/15/62	725	613
[7]	BANK Series 2019-BNK21	2.851%	10/17/52	595	503
[7]	BANK Series 2019-BNK21	3.093%	10/17/52	300	234
[7]	BANK Series 2019-BNK22	2.978%	11/15/62	315	271
[7]	BANK Series 2019-BNK23	2.920%	12/15/52	735	634
[7]	BANK Series 2019-BNK23	3.203%	12/15/52	275	216
[7]	BANK Series 2019-BNK24	2.960%	11/15/62	575	497
[7]	BANK Series 2019-BNK24	3.283%	11/15/62	275	221
[7]	BANK Series 2020-BNK25	2.649%	1/15/63	375	313
[7]	BANK Series 2020-BNK25	2.841%	1/15/63	265	200
[7]	BANK Series 2020-BNK26	2.403%	3/15/63	675	559
[7]	BANK Series 2020-BNK26	2.687%	3/15/63	215	160
[7]	BANK Series 2020-BNK27	2.144%	4/15/63	600	486
[7]	BANK Series 2020-BNK27	2.551%	4/15/63	175	137
[7]	BANK Series 2020-BNK28	1.844%	3/15/63	180	143
[7]	BANK Series 2020-BNK29	1.997%	11/15/53	250	193
[7]	BANK Series 2020-BNK30	1.925%	12/15/53	300	231
[7]	BANK Series 2020-BNK30	2.111%	12/15/53	35	26
[7]	BANK Series 2021-BNK31	2.036%	2/15/54	225	179
[7]	BANK Series 2021-BNK31	2.211%	2/15/54	125	95
[7]	BANK Series 2021-BNK32	2.643%	4/15/54	350	291
[7]	BANK Series 2021-BNK33	2.556%	5/15/64	175	144

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	BANK Series 2021-BNK34	2.438%	6/15/63	675	538
[7]	BANK Series 2021-BNK35	2.285%	6/15/64	400	321
[7]	BANK Series 2021-BNK36	2.470%	9/15/64	600	488
[7]	BANK Series 2021-BNK36	2.695%	9/15/64	175	135
[7]	BANK Series 2021-BNK37	2.618%	11/15/64	600	492
[7]	BANK Series 2022-BNK43	4.399%	8/15/55	800	750
[7]	BANK Series 2022-BNK43	4.830%	8/15/55	175	162
[7,9]	BANK Series 2023-5YR2	6.656%	6/15/28	500	515
[7,9]	BANK Series 2023-5YR2	7.379%	6/15/28	175	180
[7]	BANK Series 2023-BNK45	5.203%	2/15/56	250	248
[7]	BANK Series 2023-BNK45	5.651%	2/15/56	150	147
[7]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,002
[7]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	379
[7]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	204
[7]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	1,000
[7]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	81
[7]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	547
[7]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	321
[7]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	450	431
[7]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	1,300	1,286
[7]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,085
[7]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	283
[7]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	470
[7]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	382
[7]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	117
[7]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	122
[7]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	422
[7]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	87
[7]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	528
[7]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	225	181
[7]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	100	78
[7]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	375	308
[7]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	950	797
[7]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	250	253
[7]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	75	76
[7,9]	BBCMS Mortgage Trust Series 2023-C20	1.000%	7/15/56	175	180
[7,9]	BBCMS Mortgage Trust Series 2023-C20	1.000%	7/15/56	75	77
[7]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	535
[7]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	411
[7]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	174
[7]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	105	94
[7]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,079
[7]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	505
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	94	91
[7]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	923
[7]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	232
[7]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	444
[7]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,093
[7]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	413
[7]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	109
[7]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	23
[7]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	398
[7]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	175
[7]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	100	91
[7]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	236
[7]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	270
[7]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	104
[7]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	200	178
[7]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,450	1,260
[7]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	236
[7]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	258
[7]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	194
[7]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	221
[7]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	317
[7]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	81
[7]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	175	158
[7]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	681
[7]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	78
[7]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	164
[7]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	56
[7]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	330
[7]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	26
[7]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	414
[7]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	38
[7]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	313
[7]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	466
[7]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	130
[7]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	1,875	1,441
[7]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	206
[7]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	399
[7]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	79

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	437
[7]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	197
[7]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	575	460
[7]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	350	277
[7]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	75	65
[7]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	225	181
[7]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	75	59
[7]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	925	750
[7]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	500	409
[7]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	1,425	1,156
[7]	Benchmark Mortgage Trust Series 2022-B32	3.528%	1/15/55	300	241
[7]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	300	262
[7]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	250	216
[7]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	375	351
[7]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	100	91
[7,9]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/55	825	846
[7,9]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/55	250	256
[7]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	325	326
[7]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	175	177
[7]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	275	238
[7]	BMO Mortgage Trust Series 2022-C2	4.974%	7/15/54	300	292
[7]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	900	898
[7]	BMO Mortgage Trust Series 2022-C3	5.504%	9/15/54	125	121
[7]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	275	272
[7]	BMO Mortgage Trust Series 2023-C4	5.541%	2/15/56	50	49
[7]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	200	207
[7]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	75	77
[7]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	37	37
[7]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	516	510
[7]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	800	778
[7]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	100	96
[7]	BMW Vehicle Lease Trust Series 2023-1	5.160%	11/25/25	175	174
[7]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	100	99
[7]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	5	5
[7]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	25	24
[7]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	175	170
[7]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	25	24
[7]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	59
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	457
[7]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	480
[7]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	185
[7]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	1,300	1,187
[7]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	850	806
[7]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	2,175	1,828
[7]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	1,875	1,765
[7]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	2,000	1,915
[7]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	1,900	1,837
[7]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	1,325	1,301
[7]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	50	49
[7]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	400	382
[7]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	100	91
[7]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	375	361
[7]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	225	213
[7]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	350	338
[7]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	100	95
[7]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	175	173
[7]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	100	99
[7]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	100	99
[7]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	41	41
[7]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	55	54
[7]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	15	15
[7]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	25	24
[7]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	743	727
[7]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	75	70
[7]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	25	23
[7]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	123	119
[7]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	50	46
[7]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	314	303
[7]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	100	92
[7]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	474	452
[7]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	100	90
[7]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	475	455
[7]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	175	161
[7]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	450	438
[7]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	100	96
[7]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	425	419

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	150	147
[7]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	325	323
[7]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	100	99
[7]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	57	56
[7]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	290	277
[7]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	75	66
[7]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	561
[7]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	547
[7]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	46	44
[7]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	450
[7]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	114
[7]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	456
[7]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	300	257
[7]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	221	210
[7]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	429
[7]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	239
[7]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	30	29
[7]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	533
[7]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	200	172
[7]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	657
[7]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	282	276
[7]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	401
[7]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	510
[7]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	363
[7]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	1,350	1,251
[7]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	276
[7]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	728
[7]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	178
[7]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	300	292
[7]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	391	428
[7]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	1,000	952
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	17	17
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	350	344
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	3	3
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	275	274
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	100	99
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	100	93
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/11/47	9	9
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/11/47	125	123
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/11/47	125	123
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	200	196
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	150	132
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	300	290
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	650	624
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	800	762
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	325	307
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	650	612
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	294
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	350	332
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	186	177
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	425	401
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	200	191
[7]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	123	118
[7]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	394
[7]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	175	164
[7]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	1,960
[7]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	230
[7]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	229
[7]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	100	92
[7]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	989
[7]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	131
[7]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	175	161
[7]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	78	77
[7]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,098
[7]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	136	127
[7]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	675	585
[7]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	836
[7]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	949
[7]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	378
[7]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	149
[7]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.742%	5/15/54	475	450
[7]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	275	261
[7]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	175	167
[7]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	100	94
[7]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	100	97
[7]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	50	48

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	225	222
[7]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	50	49
[7]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	12	11
[7]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	200	199
[7]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	75	68
[7]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	34
[7]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	450	445
[7]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	150	147
[7]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	55	55
[7]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	90	90
[7]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	275	271
[7]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	325	305
[7]	COMM Mortgage Trust Series 2014-CR14	4.729%	2/10/47	175	149
[7]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	18	18
[7]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	209	206
[7]	COMM Mortgage Trust Series 2014-CR15	4.763%	2/10/47	105	87
[7]	COMM Mortgage Trust Series 2014-CR15	4.813%	2/10/47	175	135
[7]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	12	12
[7]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	275	269
[7]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	100	90
[7]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	125	122
[7]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	150	144
[7]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	650	631
[7]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	150	142
[7]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	275	265
[7]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	3,525	3,391
[7]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	325	320
[7]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	240	232
[7]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	9	9
[7]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	202	199
[7]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	57	56
[7]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	36	35
[7]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	350	340
[7]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	225	217
[7]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	167	146
[7]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	500	481
[7]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	118	116
[7]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	800	767
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	225	213
[7]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	575	546
[7]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	469
[7]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	86	83
[7]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	475	450
[7]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	175	166
[7]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	308	294
[7]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	425	404
[7]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	800
[7]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	189	182
[7]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	400	377
[7]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	325	309
[7]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	22	21
[7]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	425	405
[7]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	200	187
[7]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	200	189
[7]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	450	429
[7]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	1,200	1,133
[7]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	250	243
[7]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	114
[7]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	474
[7]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	386
[7]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	125
[7]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	400	381
[7]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	200	186
[7]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	175	160
[7]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	550	519
[7]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	212
[7]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	114	111
[7]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	925	886
[7]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.250%	8/15/48	200	179
[7]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	90	88
[7]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	500	470
[7]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	727
[7]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	732
[7]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	228
[7]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	514
[7]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,106

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	233
[7]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	2,475	2,266
[7]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	989
[7]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	886
[7]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	139
[7]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	250	248
[7]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	100	100
[7]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	369
[7]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	278
[7]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	296
[7]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	549
[7]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	129
[7]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	200	159
[7]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	850	800
[7]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	725	637
[7]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	1,000	945
[7]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	1,900	1,832
[7]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	2,000	1,932
[7]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	1,075	1,070
[7]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	1,375	1,344
[7]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	1,325	1,320
[7]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	54	54
[7]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	23	23
[7]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	250	244
[7]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	225	210
[7]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	63	63
[7]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	100	96
[7]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	22	22
[7]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	128	127
[7]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	52	51
[7]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	175	168
[7]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	175	160
[7]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	125	119
[7]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	150	139
[7]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	100	99
[7]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	200	193
[7]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	100	95
[7]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	150	148
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	150	147
[7]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	100	99
[7]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	125	122
[7]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	100	99
[7]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	100	101
[7]	Exeter Automobile Receivables Trust Series 2023-1A	5.720%	4/15/27	75	74
[7]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	100	99
[7]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	25	25
[7,8]	Fannie Mae-Aces Series 2014-M1	3.004%	7/25/23	46	46
[7,8]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	57	56
[7,8]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	171	168
[7,8]	Fannie Mae-Aces Series 2014-M7	3.321%	6/25/24	450	439
[7,8]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	231	225
[7,8]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	395	384
[7,8]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	224	217
[7,8]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	713	686
[7,8]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	508	488
[7,8]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	265	255
[7,8]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	475	455
[7,8]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	700	675
[7,8]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	234	220
[7,8]	Fannie Mae-Aces Series 2015-M12	2.896%	5/25/25	547	522
[7,8]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	504	479
[7,8]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	243	229
[7,8]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	272	255
[7,8]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	752	706
[7,8]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	520	485
[7,8]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	7	7
[7,8]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	165	155
[7,8]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,270	1,180
[7,8]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	854	793
[7,8]	Fannie Mae-Aces Series 2016-M12	2.528%	9/25/26	884	822
[7,8]	Fannie Mae-Aces Series 2016-M13	2.594%	9/25/26	192	179
[7,8]	Fannie Mae-Aces Series 2017-M1	2.496%	10/25/26	907	840
[7,8]	Fannie Mae-Aces Series 2017-M2	2.899%	2/25/27	776	725
[7,8]	Fannie Mae-Aces Series 2017-M3	2.554%	12/25/26	1,121	1,041
[7,8]	Fannie Mae-Aces Series 2017-M4	2.638%	12/25/26	847	785
[7,8]	Fannie Mae-Aces Series 2017-M5	3.172%	4/25/29	212	197
[7,8]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	572	539
[7,8]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,299	1,227
[7,8]	Fannie Mae-Aces Series 2017-M10	2.625%	7/25/24	355	346
[7,8]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	499	459
[7,8]	Fannie Mae-Aces Series 2017-M12	3.165%	6/25/27	823	778
[7,8]	Fannie Mae-Aces Series 2017-M14	2.958%	11/25/27	326	305
[7,8]	Fannie Mae-Aces Series 2017-M15	3.205%	11/25/27	982	920
[7,8]	Fannie Mae-Aces Series 2018-M1	3.086%	12/25/27	404	380
[7,8]	Fannie Mae-Aces Series 2018-M2	3.002%	1/25/28	1,350	1,255
[7,8]	Fannie Mae-Aces Series 2018-M3	3.171%	2/25/30	284	262
[7,8]	Fannie Mae-Aces Series 2018-M4	3.166%	3/25/28	550	514
[7,8]	Fannie Mae-Aces Series 2018-M7	3.130%	3/25/28	367	344
[7,8]	Fannie Mae-Aces Series 2018-M10	3.469%	7/25/28	200	188
[7,8]	Fannie Mae-Aces Series 2018-M12	3.758%	8/25/30	850	799
[7,8]	Fannie Mae-Aces Series 2018-M13	3.866%	9/25/30	653	621

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	Fannie Mae-Aces Series 2018-M14	3.701%	8/25/28	669	641
[7,8]	Fannie Mae-Aces Series 2019-M1	3.665%	9/25/28	660	630
[7,8]	Fannie Mae-Aces Series 2019-M2	3.745%	11/25/28	796	762
[7,8]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	866	808
[7,8]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	759	715
[7,8]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	808	749
[7,8]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	1,558	1,428
[7,8]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,680	2,461
[7,8]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	966	857
[7,8]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	2,100	1,824
[7,8]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	123	109
[7,8]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,320	1,172
[7,8]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	200	175
[7,8]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	717
[7,8]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	465	406
[7,8]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	295	249
[7,8]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	286
[7,8]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	917
[7,8]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	900	733
[7,8]	Fannie Mae-Aces Series 2020-M52	1.361%	10/25/30	975	777
[7,8]	Fannie Mae-Aces Series 2021-M1	1.436%	11/25/30	725	577
[7,8]	Fannie Mae-Aces Series 2021-M1G	1.517%	11/25/30	225	182
[7,8]	Fannie Mae-Aces Series 2021-M3G	1.287%	1/25/31	1,050	834
[7,8]	Fannie Mae-Aces Series 2021-M4	1.513%	2/25/31	4,275	3,463
[7,8]	Fannie Mae-Aces Series 2021-M11	1.507%	3/25/31	1,900	1,503
[7,8]	Fannie Mae-Aces Series 2021-M13	1.656%	4/25/31	215	175
[7,8]	Fannie Mae-Aces Series 2021-M13	1.680%	3/25/33	200	157
[7,8]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/31	1,250	1,022
[7,8]	Fannie Mae-Aces Series 2022-M1	1.725%	10/25/31	1,500	1,199
[7,8]	Fannie Mae-Aces Series 2022-M1G	1.583%	9/25/31	325	261
[7,8]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	450	359
[7,8]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	750	652
[7,8]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/31	725	596
[7,8]	Fannie Mae-Aces Series 2022-M10	2.003%	1/25/32	1,100	904
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	1,177	1,169
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	46	46
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	1,258	1,240
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	8	8
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	850	832
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	51	50
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	1,025	998
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	1,000	971
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	32	31
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	2,375	2,286
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	13	13
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	600	580
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	609	588
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	650	628
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	30	30
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	525	507
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	1,025	989
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	450	431
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	750	722
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	450	431
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	275	262
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	700	663
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	1,000	943
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	539
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	961
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	469
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	760
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	954
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	2,000	1,911
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,295
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,698
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,234
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	868

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	566
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	827
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	473
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	875	826
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	261
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	909
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	429
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	474
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	958
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	648
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,500
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	484
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	971
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	250	242
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	777
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,164
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	534
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,341
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,309
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	999
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	81	78
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	769
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,124
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	452
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	849
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	284
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	913
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,520
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,053
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,046
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	894
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,641
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	761
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,334
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,246
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	984
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	1,835	1,600
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	990	841
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	497
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	828
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	185
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	448
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	500	406
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	568
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,014
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	973
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,304
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	894
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	117	98
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	571
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	47	41
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	569

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	1,758
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	1,003
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	726
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	908
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	507
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	937
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	222	187
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,496
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	700	572
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	5,750	4,738
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	500	416
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	900	752
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	98	84
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	850	718
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	550	461
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	725	622
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	550	463
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	2,050	1,735
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	99	90
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	500	463
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	365
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,488
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	811
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	250	234
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	400	369
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	379
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	802
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	4/25/60	400	398
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	266
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	850	832
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	359
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	300	288
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	300	290
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	245	244
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	824	817
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	1,161	1,145
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	547	536
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	1,283	1,252
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	1,135	1,106
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	2,000	1,943
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	1,149	1,119
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	910	884
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	976	949
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	1,565	1,498
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	1,974	1,868
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,584
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,626
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,517
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	750
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	483
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	418	366
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	1,100	954

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	725	640
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	650	572
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	125	109
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	650	644
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	285
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	2,017
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	351
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	876
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	1,928
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	810
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	482
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	628
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	929
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	278
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	819
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	247	206
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	683
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	700	525
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	675	522
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	726	699
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	800	762
[7]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	272	271
[7]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	50	49
[7]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	100	97
[7]	Ford Credit Auto Lease Trust Series 2023-A	4.940%	3/15/26	300	297
[7]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	75	74
[7]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	1	1
[7]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	27	27
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	125	122
[7]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	113	111
[7]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	125	117
[7]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	313	304
[7]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	235	219
[7]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	225	216
[7]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	50	46
[7]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	300	293
[7]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	100	97
[7]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	475	467
[7]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	325	320
[7]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	175	173
[7]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	75	74
[7]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	250	249
[7]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	50	50
[7]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	700	662
[7]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	775	758
[7]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	765	735
[7]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	1,065	1,055
[7]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	675	612
[7]	GM Financial Automobile Leasing Trust Series 2021-1	0.540%	2/20/25	42	42
[7]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	75	74
[7]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	345	340
[7]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	100	97
[7]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	825	809
[7]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	200	193
[7]	GM Financial Automobile Leasing Trust Series 2022-2	3.420%	6/20/25	375	368
[7]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	125	122
[7]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	50	48
[7]	GM Financial Automobile Leasing Trust Series 2022-3	4.010%	9/22/25	375	369
[7]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	150	147
[7]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	150	149
[7]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	175	173
[7]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	75	74
[7]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	200	198
[7]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	25	25
[7]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	75	74
[7]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	103	102

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	30	29
[7]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	154	151
[7]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	65	62
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	151	147
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	1,390	1,297
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	156	151
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	75	69
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	355	341
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	225	204
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	275	263
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	100	90
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	200	191
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	75	68
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	275	266
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	50	48
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	150	146
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	100	95
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	575	568
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	100	99
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	200	197
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	49
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	300	295
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	275	269
[7]	GS Mortgage Securities Trust Series 2013-GC14	4.243%	8/10/46	722	708
[7]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	4	4
[7]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	353	352
[7]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	1,025	1,011
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	275	269
[7]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	150	145
[7]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	475	458
[7]	GS Mortgage Securities Trust Series 2014-GC24	4.636%	9/10/47	125	107
[7]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	63	62
[7]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	800	765
[7]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	125	116
[7]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	105
[7]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	500	480
[7]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	450	425
[7]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	173	167
[7]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	175	166
[7]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	183	177
[7]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	375
[7]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	277
[7]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	702
[7]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	252
[7]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	182
[7]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	566
[7]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	211
[7]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	634
[7]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	100	86
[7]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	22
[7]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	855
[7]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	222
[7]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	200	179
[7]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	355
[7]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	215
[7]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	480
[7]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	1,125	971
[7]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	275	218
[7]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	428
[7]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	449
[7]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	124
[7]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	203
[7]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	371
[7]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	56
[7]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	463	448

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	125	116
[7]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	100	97
[7]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	75	72
[7]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	275	273
[7]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	275	274
[7]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	70	70
[7]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	75	73
[7]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	172	168
[7]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	185	175
[7]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	340	331
[7]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	250	241
[7]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	75	69
[7]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	400	385
[7]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	100	92
[7]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	200	191
[7]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	75	70
[7]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	200	195
[7]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	75	72
[7]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	175	174
[7]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	75	75
[7]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	175	174
[7]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	50	50
[7]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	16	16
[7]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	7	7
[7]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	13	13
[7]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	75	73
[7]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	70	69
[7]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	50	47
[7]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	89	87
[7]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	75	70
[7]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	225	216
[7]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	100	91
[7]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	350	345
[7]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	100	98
[7]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	346	331
[7]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	750	743
[7]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	175	175
[7]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	225	223
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	75	75
[7]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	250	249
[7]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	75	75
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	3	3
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	3	3
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	300	298
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	150	148
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	5.117%	12/15/46	150	149
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	175	153
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	250	243
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	306
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	879
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	371
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	286
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	35	34
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	1	1
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	117	116
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	275	271
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	15	15
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	625	618
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	125	121
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	5.048%	1/15/47	188	168
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	774	761
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	93	91
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.893%	2/15/47	113	103
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	171	167
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	175	170

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	19	19
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	100	97
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	75	71
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	650	623
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	175	159
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	319	308
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	180
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	150	144
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	286
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	750	719
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	200	184
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	360	343
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	200	188
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	164
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	131	128
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	218	206
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	500	471
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	100	94
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	73	72
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	350	331
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	140	137
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	425	398
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	178
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	88	85
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	385	366
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	173	167
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	397
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	284
[7]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	157	151
[7]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,150
[7]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	226
[7]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	345
[7]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,268
[7]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	744
[7]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	62
[7]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	278
[7]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	133
[7]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	100	89
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	1,844
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	374
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	250
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	155
[7]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	944
[7]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	112
[7]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	1,023
[7]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	199
[7]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	74	74
[7]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	151	149
[7]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	100	97
[7]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	400	394
[7]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	200	197
[7]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	30	29
[7]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	279	269
[7]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	50	45
[7]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	325	320
[7]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	50	49
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.284%	8/15/46	240	239
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	300	297
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.898%	11/15/46	150	148

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	275	271
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	5.037%	2/15/47	150	147
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	10	10
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	325	318
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.439%	6/15/47	125	110
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	100	96
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.575%	10/15/47	125	116
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	57	55
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	275	263
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	48	47
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	725	686
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	300	284
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	126	122
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	325	307
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	186
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	52	51
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	428
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	261
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	181	175
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	350	330
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	121	117
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	800	752
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	86	83
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	236
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	169	160
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	115	111
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	742
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	724
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	862
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	742
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	298
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	921
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	362
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	365
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	519
[7]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	205
[7]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	282
[7]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	367
[7]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	275
[7]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	735
[7]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	761
[7]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	125	118
[7]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	503
[7]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	932
[7]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	108
[7]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	175
[7]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	250	231
[7]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	578
[7]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	670
[7]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	240
[7]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	628
[7]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	91
[7]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	375	300
[7]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	50	39
[7]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	25	19
[7]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	725	584
[7]	Morgan Stanley Capital I Trust Series 2022-L8	3.921%	4/15/55	750	663
[7]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	325	333
[7]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	200	202
[7]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	176	175

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	100	98
[7]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	100	98
[7]	Nissan Auto Lease Trust Series 2023-A	4.910%	1/15/26	225	223
[7]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	75	74
[7]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	150	150
[7]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	50	50
[7]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	114	113
[7]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	1	1
[7]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	50	49
[7]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	358	348
[7]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	225	206
[7]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	250	238
[7]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	150	139
[7]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	300	295
[7]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	100	98
[7]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	525	520
[7]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	50	49
[7]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	100	96
[7]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	208
[7]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	58	58
[7]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	275	260
[7]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	173	170
[7]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	250	233
[7]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	261	258
[7]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	225	217
[7]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	100	92
[7]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	300	294
[7]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	150	142
[7]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	275	266
[7]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	200	189
[7]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	200	195
[7]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	125	122
[7]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	150	145
[7]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	100	97
[7]	Santander Drive Auto Receivables Trust Series 2023-1	4.880%	4/15/27	700	691
[7]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	100	98
[7]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	100	98
[7]	Santander Drive Auto Receivables Trust Series 2023-2	5.210%	7/15/27	100	99
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	75	74
[7]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	75	74
[7]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	925	892
[7]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	172	170
[7]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	3	3
[7]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	20	20
[7]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	60	59
[7]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	50	48
[7]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	101	99
[7]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	100	94
[7]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	1,002	971
[7]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	175	162
[7]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	480	462
[7]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	125	114
[7]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	250	240
[7]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	100	91
[7]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	350	338
[7]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	75	71
[7]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	275	267
[7]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	75	72
[7]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	225	222
[7]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	100	98
[7]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	250	247
[7]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	100	99
[7]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	729
[7]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	315
[7]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	541
[7]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	129
[7]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	660
[7]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	269
[7]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	433	399
[7]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	553
[7]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	234
[7]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	356
[7]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	536
[7]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	294
[7]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	480	439
[7]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	181

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	300
[7]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,113
[7]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	753
[7]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	138
[7]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	439
[7]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	90	89
[7]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	560
[7]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	91
[7]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	921
[7]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	543
[7]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	356
[7]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	109
[7]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	386
[7]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	237
[7]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	2,500	2,387
[7]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	1,550	1,459
[7]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	625	587
[7]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	900	867
[7]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	525	509
[7]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	875	859
[7]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	350	347
[7]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	740	738
[7]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	250	247
[7]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	10	10
[7]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	547	527
[7]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	100	92
[7]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	200	199
[7]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	50	50
[7]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	17	16
[7]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	900	873
[7]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	50	48
[7]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	400	382
[7]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	200	188
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	122	119
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	200	190
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	175	165
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	575	551
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	625	594
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	110
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	90	88
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	625	593
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	213
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	36	35
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	853	807
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	200	182
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	74	72
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	275	261
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	214
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	2	2
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	23	23
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	175	165
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	165	159
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	189
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	747	709
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	470
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	108	105
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	447
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	315	294
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	299
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	144	133
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	304

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	205	195
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	561
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/49	100	90
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	195
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	782
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	212
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	660
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	347
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	367
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	550
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	135
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	910
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,082
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,112
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,114
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	178
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	725
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	936
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	445
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,017
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	469
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	901
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	700	633
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	680
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	172
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	278
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	648
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	391
[7]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	975	820
[7]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	111
[7]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	139
[7]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	326
[7]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	71	67
[7]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	160	150
[7]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	135	134
[7]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	290	282
[7]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	2	2
[7]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	100	99
[7]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	100	99
[7]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	100	98
[7]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,436	1,417
[7]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	50	49
[7]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.996%	12/15/46	75	73
[7]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	150	150
[7]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.195%	3/15/46	50	49
[7]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	6	6
[7]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	175	172
[7]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	50	46
[7]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	15	15
[7]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	125	122
[7]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	125	121
[7]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	207	202
[7]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	425	411
[7]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	650	625
[7]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	90
[7]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	58	57
[7]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	125	121
[7]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	75	72
[7]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	200	192
[7]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	18	18
[7]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	725	717

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	300	294
[7]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	8	8
[7]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	38	37
[7]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	50	48
[7]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	76	74
[7]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	75	70
[7]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	109	106
[7]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	50	46
[7]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	257	247
[7]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	298	286
[7]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	150	137
[7]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	375	360
[7]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	250	228
[7]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	375	358
[7]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	50	46
[7]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	325	314
[7]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	125	120
[7]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	200	194
[7]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	100	95
[7]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	400	395
[7]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	100	98
[7]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	275	272
[7]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	275	269
[7]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	129	128
[7]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	75	73
[7]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	225	223
[7]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	50	50
[7]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	108	105
[7]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	350	351
[7]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	175	174
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $549,570)					496,000
Corporate Bonds (10.1%)
Communications (0.9%)
	Activision Blizzard Inc.	3.400%	9/15/26	1,047	998
	Activision Blizzard Inc.	1.350%	9/15/30	1,000	800
	Activision Blizzard Inc.	4.500%	6/15/47	325	299
	Activision Blizzard Inc.	2.500%	9/15/50	1,400	899
	Alphabet Inc.	0.450%	8/15/25	800	732
	Alphabet Inc.	1.998%	8/15/26	1,600	1,481
	Alphabet Inc.	0.800%	8/15/27	900	779
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alphabet Inc.	1.100%	8/15/30	1,000	809
	Alphabet Inc.	1.900%	8/15/40	1,000	688
	Alphabet Inc.	2.050%	8/15/50	2,000	1,249
	Alphabet Inc.	2.250%	8/15/60	1,600	972
	America Movil SAB de CV	3.625%	4/22/29	700	641
	America Movil SAB de CV	2.875%	5/7/30	700	609
	America Movil SAB de CV	4.700%	7/21/32	1,000	964
	America Movil SAB de CV	6.375%	3/1/35	800	876
	America Movil SAB de CV	6.125%	11/15/37	300	320
	America Movil SAB de CV	6.125%	3/30/40	1,500	1,597
	America Movil SAB de CV	4.375%	7/16/42	950	835
	America Movil SAB de CV	4.375%	4/22/49	1,000	871
	AT&T Inc.	3.875%	1/15/26	2,000	1,933
	AT&T Inc.	5.539%	2/20/26	1,250	1,250
	AT&T Inc.	1.700%	3/25/26	3,000	2,733
	AT&T Inc.	3.800%	2/15/27	1,820	1,739
	AT&T Inc.	1.650%	2/1/28	2,750	2,366
[7]	AT&T Inc.	4.100%	2/15/28	952	912
	AT&T Inc.	4.350%	3/1/29	2,700	2,593
[7]	AT&T Inc.	4.300%	2/15/30	2,249	2,135
	AT&T Inc.	2.750%	6/1/31	2,600	2,194
	AT&T Inc.	2.250%	2/1/32	2,000	1,590
	AT&T Inc.	2.550%	12/1/33	3,118	2,440
	AT&T Inc.	4.500%	5/15/35	2,230	2,049
	AT&T Inc.	4.900%	8/15/37	1,405	1,318
	AT&T Inc.	4.850%	3/1/39	1,000	921
	AT&T Inc.	3.500%	6/1/41	3,650	2,804
	AT&T Inc.	4.300%	12/15/42	1,523	1,293
	AT&T Inc.	4.350%	6/15/45	1,137	953
	AT&T Inc.	4.750%	5/15/46	1,909	1,686
[7]	AT&T Inc.	5.150%	11/15/46	742	691
	AT&T Inc.	4.500%	3/9/48	1,900	1,608
	AT&T Inc.	4.550%	3/9/49	1,424	1,208
	AT&T Inc.	3.650%	6/1/51	3,385	2,484
	AT&T Inc.	3.500%	9/15/53	7,406	5,243
	AT&T Inc.	3.550%	9/15/55	7,751	5,426
	AT&T Inc.	3.800%	12/1/57	5,253	3,800
	AT&T Inc.	3.650%	9/15/59	4,249	2,956
	AT&T Inc.	3.850%	6/1/60	1,155	838
	Baidu Inc.	3.075%	4/7/25	200	191
	Baidu Inc.	1.720%	4/9/26	500	452
	Baidu Inc.	3.625%	7/6/27	325	305
	Baidu Inc.	4.375%	3/29/28	400	383
	Baidu Inc.	4.875%	11/14/28	750	733
	Baidu Inc.	3.425%	4/7/30	700	628
	Baidu Inc.	2.375%	8/23/31	650	528
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	4,300	4,250
[7]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	500	380
[7]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	400	276
	Booking Holdings Inc.	3.650%	3/15/25	400	388
	Booking Holdings Inc.	3.600%	6/1/26	755	728
	Booking Holdings Inc.	3.550%	3/15/28	650	611
	British Telecommunications plc	5.125%	12/4/28	250	245
	British Telecommunications plc	9.625%	12/15/30	2,300	2,822
	Charter Communications Operating LLC	4.908%	7/23/25	3,500	3,432
	Charter Communications Operating LLC	3.750%	2/15/28	1,380	1,267
	Charter Communications Operating LLC	4.200%	3/15/28	1,000	938
	Charter Communications Operating LLC	2.250%	1/15/29	1,000	833
	Charter Communications Operating LLC	5.050%	3/30/29	1,300	1,240
	Charter Communications Operating LLC	2.800%	4/1/31	1,415	1,140
	Charter Communications Operating LLC	2.300%	2/1/32	800	605
	Charter Communications Operating LLC	4.400%	4/1/33	900	790

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	6.384%	10/23/35	1,964	1,917
Charter Communications Operating LLC	5.375%	4/1/38	800	681
Charter Communications Operating LLC	3.500%	6/1/41	250	169
Charter Communications Operating LLC	3.500%	3/1/42	250	167
Charter Communications Operating LLC	6.484%	10/23/45	2,760	2,599
Charter Communications Operating LLC	5.375%	5/1/47	2,350	1,942
Charter Communications Operating LLC	5.750%	4/1/48	1,550	1,326
Charter Communications Operating LLC	5.125%	7/1/49	750	588
Charter Communications Operating LLC	4.800%	3/1/50	2,000	1,505
Charter Communications Operating LLC	3.700%	4/1/51	1,845	1,171
Charter Communications Operating LLC	3.900%	6/1/52	2,150	1,401
Charter Communications Operating LLC	5.250%	4/1/53	1,000	807
Charter Communications Operating LLC	6.834%	10/23/55	425	401
Charter Communications Operating LLC	3.850%	4/1/61	1,300	790
Charter Communications Operating LLC	4.400%	12/1/61	1,300	874
Charter Communications Operating LLC	3.950%	6/30/62	1,250	770
Charter Communications Operating LLC	5.500%	4/1/63	900	722
Comcast Corp.	3.375%	8/15/25	955	922
Comcast Corp.	3.950%	10/15/25	3,089	3,010
Comcast Corp.	3.150%	3/1/26	2,000	1,917
Comcast Corp.	2.350%	1/15/27	1,930	1,774
Comcast Corp.	3.300%	2/1/27	1,375	1,305
Comcast Corp.	3.300%	4/1/27	1,250	1,182
Comcast Corp.	3.150%	2/15/28	1,381	1,289
Comcast Corp.	4.150%	10/15/28	4,000	3,876
Comcast Corp.	4.550%	1/15/29	816	802
Comcast Corp.	2.650%	2/1/30	1,050	919
Comcast Corp.	3.400%	4/1/30	1,375	1,264
Comcast Corp.	4.250%	10/15/30	1,200	1,156
Comcast Corp.	1.950%	1/15/31	1,300	1,063
Comcast Corp.	1.500%	2/15/31	3,400	2,706
Comcast Corp.	4.250%	1/15/33	1,275	1,212
Comcast Corp.	7.050%	3/15/33	1,025	1,182
Comcast Corp.	4.800%	5/15/33	803	795
Comcast Corp.	4.400%	8/15/35	1,000	942
Comcast Corp.	6.500%	11/15/35	71	80
Comcast Corp.	3.200%	7/15/36	700	575
Comcast Corp.	6.450%	3/15/37	1,350	1,485
Comcast Corp.	3.900%	3/1/38	1,225	1,064
Comcast Corp.	4.600%	10/15/38	2,300	2,144
Comcast Corp.	3.250%	11/1/39	575	456
Comcast Corp.	3.750%	4/1/40	1,350	1,137
Comcast Corp.	4.650%	7/15/42	565	521
Comcast Corp.	4.600%	8/15/45	1,291	1,173
Comcast Corp.	3.400%	7/15/46	3,200	2,428
Comcast Corp.	4.000%	8/15/47	1,700	1,418
Comcast Corp.	3.969%	11/1/47	1,871	1,554
Comcast Corp.	4.000%	3/1/48	922	769
Comcast Corp.	3.999%	11/1/49	1,803	1,497
Comcast Corp.	3.450%	2/1/50	1,400	1,069
Comcast Corp.	2.800%	1/15/51	1,575	1,042
Comcast Corp.	2.887%	11/1/51	3,731	2,502
Comcast Corp.	4.049%	11/1/52	1,317	1,095
Comcast Corp.	5.350%	5/15/53	1,305	1,327
Comcast Corp.	2.937%	11/1/56	4,888	3,184
Comcast Corp.	4.950%	10/15/58	1,150	1,106
Comcast Corp.	2.650%	8/15/62	1,000	595
Comcast Corp.	2.987%	11/1/63	2,184	1,384
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	5.500%	5/15/64	1,142	1,157
	Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	4,133
	Discovery Communications LLC	3.900%	11/15/24	534	518
	Discovery Communications LLC	3.450%	3/15/25	1,350	1,292
	Discovery Communications LLC	3.950%	6/15/25	576	554
	Discovery Communications LLC	4.900%	3/11/26	550	539
	Discovery Communications LLC	3.950%	3/20/28	1,609	1,498
	Discovery Communications LLC	4.125%	5/15/29	500	458
	Discovery Communications LLC	3.625%	5/15/30	930	815
	Discovery Communications LLC	5.000%	9/20/37	530	453
	Discovery Communications LLC	6.350%	6/1/40	1,155	1,128
	Discovery Communications LLC	4.875%	4/1/43	700	565
	Discovery Communications LLC	5.200%	9/20/47	1,130	931
	Discovery Communications LLC	5.300%	5/15/49	689	572
	Discovery Communications LLC	4.650%	5/15/50	900	684
	Electronic Arts Inc.	4.800%	3/1/26	275	272
	Electronic Arts Inc.	1.850%	2/15/31	500	404
	Electronic Arts Inc.	2.950%	2/15/51	800	542
	Expedia Group Inc.	5.000%	2/15/26	1,600	1,579
	Expedia Group Inc.	4.625%	8/1/27	900	873
	Expedia Group Inc.	3.800%	2/15/28	1,500	1,404
	Expedia Group Inc.	3.250%	2/15/30	1,025	892
	Expedia Group Inc.	2.950%	3/15/31	270	228
	FactSet Research Systems Inc.	3.450%	3/1/32	500	427
	Fox Corp.	3.050%	4/7/25	240	230
	Fox Corp.	4.709%	1/25/29	1,000	972
	Fox Corp.	3.500%	4/8/30	560	504
	Fox Corp.	5.476%	1/25/39	950	888
	Fox Corp.	5.576%	1/25/49	1,500	1,403
	Grupo Televisa SAB	4.625%	1/30/26	550	533
	Grupo Televisa SAB	8.500%	3/11/32	50	59
	Grupo Televisa SAB	6.625%	1/15/40	500	519
	Grupo Televisa SAB	5.000%	5/13/45	1,240	1,069
	Grupo Televisa SAB	6.125%	1/31/46	350	347
	Grupo Televisa SAB	5.250%	5/24/49	600	539
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	176	173
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	388
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	365
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	795
	Koninklijke KPN NV	8.375%	10/1/30	500	577
	Meta Platforms Inc.	3.500%	8/15/27	1,000	949
	Meta Platforms Inc.	4.600%	5/15/28	1,225	1,212
	Meta Platforms Inc.	4.800%	5/15/30	816	815
	Meta Platforms Inc.	3.850%	8/15/32	2,400	2,229
	Meta Platforms Inc.	4.950%	5/15/33	1,500	1,498
	Meta Platforms Inc.	4.450%	8/15/52	2,000	1,742
	Meta Platforms Inc.	5.600%	5/15/53	2,039	2,094
	Meta Platforms Inc.	4.650%	8/15/62	1,000	878
	Meta Platforms Inc.	5.750%	5/15/63	1,427	1,475
	NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,301
	Netflix Inc.	4.375%	11/15/26	1,339	1,309
	Netflix Inc.	4.875%	4/15/28	1,937	1,916
	Netflix Inc.	5.875%	11/15/28	1,026	1,064
	Netflix Inc.	6.375%	5/15/29	322	341
[11]	Netflix Inc.	4.875%	6/15/30	875	862
	Omnicom Group Inc.	3.650%	11/1/24	650	632
	Omnicom Group Inc.	3.600%	4/15/26	1,150	1,105
	Omnicom Group Inc.	2.450%	4/30/30	620	520
	Omnicom Group Inc.	4.200%	6/1/30	400	375
	Omnicom Group Inc.	2.600%	8/1/31	750	622
	Orange SA	9.000%	3/1/31	2,260	2,777
	Orange SA	5.375%	1/13/42	700	696
	Orange SA	5.500%	2/6/44	600	608
	Paramount Global	4.750%	5/15/25	440	430
	Paramount Global	4.000%	1/15/26	500	476
	Paramount Global	2.900%	1/15/27	1,133	1,019
	Paramount Global	3.375%	2/15/28	1,425	1,267
	Paramount Global	3.700%	6/1/28	400	356
	Paramount Global	4.950%	1/15/31	800	723
	Paramount Global	4.200%	5/19/32	1,000	838
	Paramount Global	6.875%	4/30/36	1,100	1,070
	Paramount Global	5.900%	10/15/40	300	260

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	4.850%	7/1/42	375	279
	Paramount Global	4.375%	3/15/43	987	698
	Paramount Global	5.850%	9/1/43	975	832
	Paramount Global	5.250%	4/1/44	500	380
	Paramount Global	4.900%	8/15/44	500	370
	Paramount Global	4.600%	1/15/45	600	427
	Paramount Global	4.950%	5/19/50	850	637
[11]	Rogers Communications Inc.	2.950%	3/15/25	900	856
	Rogers Communications Inc.	3.625%	12/15/25	475	449
[11]	Rogers Communications Inc.	3.200%	3/15/27	800	744
[11]	Rogers Communications Inc.	3.800%	3/15/32	1,900	1,661
[11]	Rogers Communications Inc.	4.500%	3/15/42	700	581
	Rogers Communications Inc.	4.500%	3/15/43	540	448
	Rogers Communications Inc.	5.000%	3/15/44	500	443
	Rogers Communications Inc.	4.350%	5/1/49	1,100	874
[11]	Rogers Communications Inc.	4.550%	3/15/52	1,800	1,455
	Sprint Capital Corp.	6.875%	11/15/28	1,109	1,176
	Sprint Capital Corp.	8.750%	3/15/32	2,198	2,657
	Sprint LLC	7.625%	2/15/25	1,060	1,082
	Take-Two Interactive Software Inc.	3.550%	4/14/25	500	482
	Take-Two Interactive Software Inc.	5.000%	3/28/26	590	584
	Take-Two Interactive Software Inc.	3.700%	4/14/27	500	474
	Take-Two Interactive Software Inc.	4.950%	3/28/28	580	574
	Take-Two Interactive Software Inc.	4.000%	4/14/32	500	458
	Telefonica Emisiones SA	4.103%	3/8/27	1,675	1,607
	Telefonica Emisiones SA	7.045%	6/20/36	335	366
	Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,357
	Telefonica Emisiones SA	5.213%	3/8/47	2,500	2,176
	Telefonica Emisiones SA	4.895%	3/6/48	1,200	1,004
	Telefonica Emisiones SA	5.520%	3/1/49	1,000	902
	Telefonica Europe BV	8.250%	9/15/30	1,580	1,825
	TELUS Corp.	2.800%	2/16/27	500	462
	TELUS Corp.	3.400%	5/13/32	350	300
	TELUS Corp.	4.300%	6/15/49	500	407
	Tencent Music Entertainment Group	2.000%	9/3/30	400	315
	Thomson Reuters Corp.	3.350%	5/15/26	400	380
	Thomson Reuters Corp.	5.500%	8/15/35	350	346
	Thomson Reuters Corp.	5.850%	4/15/40	400	397
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	1,150	1,267
	Time Warner Cable LLC	7.300%	7/1/38	1,585	1,616
	Time Warner Cable LLC	6.750%	6/15/39	1,850	1,777
	Time Warner Cable LLC	5.875%	11/15/40	1,150	1,017
	Time Warner Cable LLC	5.500%	9/1/41	975	815
	Time Warner Cable LLC	4.500%	9/15/42	1,230	918
	T-Mobile USA Inc.	3.500%	4/15/25	2,150	2,069
	T-Mobile USA Inc.	1.500%	2/15/26	1,300	1,175
	T-Mobile USA Inc.	2.250%	2/15/26	482	444
	T-Mobile USA Inc.	2.625%	4/15/26	502	465
	T-Mobile USA Inc.	3.750%	4/15/27	4,500	4,263
	T-Mobile USA Inc.	5.375%	4/15/27	335	333
	T-Mobile USA Inc.	4.750%	2/1/28	1,020	991
	T-Mobile USA Inc.	2.050%	2/15/28	2,000	1,737
	T-Mobile USA Inc.	4.950%	3/15/28	314	309
	T-Mobile USA Inc.	4.800%	7/15/28	1,000	982
	T-Mobile USA Inc.	2.625%	2/15/29	670	582
	T-Mobile USA Inc.	2.400%	3/15/29	275	236
	T-Mobile USA Inc.	3.375%	4/15/29	1,135	1,021
	T-Mobile USA Inc.	3.875%	4/15/30	6,175	5,692
	T-Mobile USA Inc.	2.550%	2/15/31	2,100	1,745
	T-Mobile USA Inc.	2.875%	2/15/31	893	757
	T-Mobile USA Inc.	3.500%	4/15/31	1,865	1,645
	T-Mobile USA Inc.	2.250%	11/15/31	900	720
	T-Mobile USA Inc.	2.700%	3/15/32	925	766
	T-Mobile USA Inc.	5.200%	1/15/33	660	656
	T-Mobile USA Inc.	5.050%	7/15/33	2,120	2,082
	T-Mobile USA Inc.	4.375%	4/15/40	2,500	2,213
	T-Mobile USA Inc.	3.000%	2/15/41	2,500	1,825
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	4.500%	4/15/50	2,690	2,311
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	2,177
	T-Mobile USA Inc.	3.400%	10/15/52	2,100	1,499
	T-Mobile USA Inc.	5.650%	1/15/53	964	979
	T-Mobile USA Inc.	5.750%	1/15/54	1,019	1,049
	T-Mobile USA Inc.	3.600%	11/15/60	1,800	1,264
	T-Mobile USA Inc.	5.800%	9/15/62	335	340
[7]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	600	576
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	1,000	955
[7]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,292
[7]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	57
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	325	296
[7]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	485	426
[7]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	330
[7]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	287
	VeriSign Inc.	2.700%	6/15/31	700	583
	Verizon Communications Inc.	3.376%	2/15/25	1,100	1,063
	Verizon Communications Inc.	0.850%	11/20/25	1,525	1,376
	Verizon Communications Inc.	1.450%	3/20/26	1,600	1,451
	Verizon Communications Inc.	2.625%	8/15/26	1,537	1,429
	Verizon Communications Inc.	4.125%	3/16/27	2,750	2,672
	Verizon Communications Inc.	3.000%	3/22/27	1,100	1,028
	Verizon Communications Inc.	2.100%	3/22/28	2,700	2,372
	Verizon Communications Inc.	4.329%	9/21/28	3,607	3,476
	Verizon Communications Inc.	4.016%	12/3/29	3,214	2,998
	Verizon Communications Inc.	3.150%	3/22/30	1,290	1,147
	Verizon Communications Inc.	1.500%	9/18/30	500	394
	Verizon Communications Inc.	1.680%	10/30/30	4,176	3,302
	Verizon Communications Inc.	2.550%	3/21/31	3,600	3,007
	Verizon Communications Inc.	2.355%	3/15/32	3,950	3,177
	Verizon Communications Inc.	5.050%	5/9/33	816	807
	Verizon Communications Inc.	4.500%	8/10/33	1,775	1,674
	Verizon Communications Inc.	4.400%	11/1/34	2,200	2,029
	Verizon Communications Inc.	4.272%	1/15/36	1,754	1,584
	Verizon Communications Inc.	5.250%	3/16/37	862	855
	Verizon Communications Inc.	4.812%	3/15/39	1,675	1,567
	Verizon Communications Inc.	2.650%	11/20/40	2,775	1,929
	Verizon Communications Inc.	3.400%	3/22/41	3,400	2,623
	Verizon Communications Inc.	2.850%	9/3/41	905	644
	Verizon Communications Inc.	4.750%	11/1/41	500	460
	Verizon Communications Inc.	4.125%	8/15/46	1,380	1,137
	Verizon Communications Inc.	4.862%	8/21/46	1,830	1,677
	Verizon Communications Inc.	4.522%	9/15/48	1,000	883
	Verizon Communications Inc.	4.000%	3/22/50	1,200	975
	Verizon Communications Inc.	2.875%	11/20/50	2,600	1,693
	Verizon Communications Inc.	3.550%	3/22/51	3,750	2,800
	Verizon Communications Inc.	2.987%	10/30/56	4,339	2,757
	Verizon Communications Inc.	3.000%	11/20/60	1,500	939
	Verizon Communications Inc.	3.700%	3/22/61	3,240	2,357
	Vodafone Group plc	4.125%	5/30/25	2,619	2,556
	Vodafone Group plc	4.375%	5/30/28	479	469
	Vodafone Group plc	7.875%	2/15/30	625	716
	Vodafone Group plc	6.250%	11/30/32	425	450
	Vodafone Group plc	6.150%	2/27/37	1,200	1,257
	Vodafone Group plc	4.375%	2/19/43	1,125	944
	Vodafone Group plc	4.875%	6/19/49	1,250	1,108
	Vodafone Group plc	4.250%	9/17/50	1,400	1,124
	Vodafone Group plc	5.625%	2/10/53	549	539
	Vodafone Group plc	5.125%	6/19/59	600	533
	Walt Disney Co.	1.750%	8/30/24	2,175	2,084
	Walt Disney Co.	3.700%	9/15/24	1,000	979
	Walt Disney Co.	3.350%	3/24/25	1,255	1,216
	Walt Disney Co.	3.700%	10/15/25	500	485
	Walt Disney Co.	1.750%	1/13/26	1,400	1,296
	Walt Disney Co.	3.375%	11/15/26	281	267
	Walt Disney Co.	3.700%	3/23/27	400	387
	Walt Disney Co.	2.200%	1/13/28	850	769
	Walt Disney Co.	2.000%	9/1/29	1,400	1,192
	Walt Disney Co.	3.800%	3/22/30	1,085	1,026
	Walt Disney Co.	2.650%	1/13/31	3,000	2,611
	Walt Disney Co.	6.550%	3/15/33	392	437
	Walt Disney Co.	6.200%	12/15/34	775	854
	Walt Disney Co.	6.400%	12/15/35	1,728	1,943

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	6.150%	3/1/37	800	863
	Walt Disney Co.	4.625%	3/23/40	475	456
	Walt Disney Co.	3.500%	5/13/40	2,700	2,227
	Walt Disney Co.	5.400%	10/1/43	600	612
	Walt Disney Co.	4.750%	9/15/44	690	654
	Walt Disney Co.	4.950%	10/15/45	100	97
	Walt Disney Co.	2.750%	9/1/49	2,000	1,354
	Walt Disney Co.	4.700%	3/23/50	1,155	1,104
	Walt Disney Co.	3.600%	1/13/51	2,000	1,592
	Walt Disney Co.	3.800%	5/13/60	1,100	884
	Warnermedia Holdings Inc.	3.638%	3/15/25	1,600	1,544
	Warnermedia Holdings Inc.	3.788%	3/15/25	500	483
	Warnermedia Holdings Inc.	3.755%	3/15/27	3,600	3,359
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,300	1,188
	Warnermedia Holdings Inc.	4.279%	3/15/32	4,200	3,721
	Warnermedia Holdings Inc.	5.050%	3/15/42	4,000	3,356
	Warnermedia Holdings Inc.	5.141%	3/15/52	6,665	5,435
	Warnermedia Holdings Inc.	5.391%	3/15/62	2,800	2,276
	Weibo Corp.	3.500%	7/5/24	825	801
	Weibo Corp.	3.375%	7/8/30	650	519
	WPP Finance 2010	3.750%	9/19/24	1,025	994
					438,283
Consumer Discretionary (0.6%)
	Advance Auto Parts Inc.	5.900%	3/9/26	250	247
	Advance Auto Parts Inc.	3.900%	4/15/30	700	601
	Alibaba Group Holding Ltd.	3.600%	11/28/24	2,225	2,154
	Alibaba Group Holding Ltd.	3.400%	12/6/27	2,335	2,169
	Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,182
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	552
	Alibaba Group Holding Ltd.	4.000%	12/6/37	535	447
	Alibaba Group Holding Ltd.	2.700%	2/9/41	850	570
	Alibaba Group Holding Ltd.	4.200%	12/6/47	1,500	1,179
	Alibaba Group Holding Ltd.	3.150%	2/9/51	1,325	857
	Alibaba Group Holding Ltd.	4.400%	12/6/57	700	551
	Alibaba Group Holding Ltd.	3.250%	2/9/61	900	555
	Amazon.com Inc.	4.700%	11/29/24	500	497
	Amazon.com Inc.	3.000%	4/13/25	1,000	965
	Amazon.com Inc.	0.800%	6/3/25	1,000	925
	Amazon.com Inc.	4.600%	12/1/25	500	496
	Amazon.com Inc.	5.200%	12/3/25	875	878
	Amazon.com Inc.	1.000%	5/12/26	2,500	2,248
	Amazon.com Inc.	3.300%	4/13/27	2,250	2,145
	Amazon.com Inc.	1.200%	6/3/27	2,200	1,931
	Amazon.com Inc.	3.150%	8/22/27	1,550	1,459
	Amazon.com Inc.	4.550%	12/1/27	2,000	1,987
	Amazon.com Inc.	1.650%	5/12/28	2,125	1,857
	Amazon.com Inc.	3.450%	4/13/29	1,750	1,648
	Amazon.com Inc.	2.100%	5/12/31	4,000	3,362
	Amazon.com Inc.	3.600%	4/13/32	1,750	1,631
	Amazon.com Inc.	4.700%	12/1/32	2,500	2,519
	Amazon.com Inc.	4.800%	12/5/34	975	996
	Amazon.com Inc.	3.875%	8/22/37	2,890	2,639
	Amazon.com Inc.	2.875%	5/12/41	2,150	1,659
	Amazon.com Inc.	4.950%	12/5/44	1,025	1,037
	Amazon.com Inc.	4.050%	8/22/47	3,400	3,047
	Amazon.com Inc.	2.500%	6/3/50	1,798	1,194
	Amazon.com Inc.	3.100%	5/12/51	3,025	2,254
	Amazon.com Inc.	3.950%	4/13/52	1,750	1,522
	Amazon.com Inc.	4.250%	8/22/57	1,085	979
	Amazon.com Inc.	2.700%	6/3/60	1,795	1,153
	Amazon.com Inc.	3.250%	5/12/61	1,500	1,086
	Amazon.com Inc.	4.100%	4/13/62	500	432
[7]	American Honda Finance Corp.	0.550%	7/12/24	500	475
[7]	American Honda Finance Corp.	2.150%	9/10/24	475	456
[7]	American Honda Finance Corp.	4.600%	4/17/25	500	494
[7]	American Honda Finance Corp.	1.200%	7/8/25	500	460
[7]	American Honda Finance Corp.	1.000%	9/10/25	600	547
[7]	American Honda Finance Corp.	2.300%	9/9/26	250	230
[7]	American Honda Finance Corp.	2.350%	1/8/27	375	344
[7]	American Honda Finance Corp.	2.000%	3/24/28	1,300	1,141
[7]	American Honda Finance Corp.	2.250%	1/12/29	250	217
	American Honda Finance Corp.	4.600%	4/17/30	500	489
[7]	American University	3.672%	4/1/49	400	319
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aptiv plc	2.396%	2/18/25	500	475
	Aptiv plc	4.350%	3/15/29	150	144
	Aptiv plc	3.250%	3/1/32	700	599
	Aptiv plc	4.400%	10/1/46	225	175
	Aptiv plc	3.100%	12/1/51	1,300	816
	Aptiv plc	4.150%	5/1/52	900	686
	AutoNation Inc.	3.500%	11/15/24	762	735
	AutoNation Inc.	4.500%	10/1/25	500	482
	AutoNation Inc.	3.800%	11/15/27	250	229
	AutoNation Inc.	1.950%	8/1/28	1,000	817
	AutoNation Inc.	3.850%	3/1/32	750	637
	AutoZone Inc.	3.250%	4/15/25	748	716
	AutoZone Inc.	3.625%	4/15/25	23	22
	AutoZone Inc.	3.125%	4/21/26	300	284
	AutoZone Inc.	3.750%	6/1/27	700	667
	AutoZone Inc.	4.500%	2/1/28	420	410
	AutoZone Inc.	3.750%	4/18/29	550	508
	AutoZone Inc.	4.000%	4/15/30	1,400	1,301
	AutoZone Inc.	1.650%	1/15/31	1,158	904
	AutoZone Inc.	4.750%	8/1/32	500	483
	AutoZone Inc.	4.750%	2/1/33	500	479
	Best Buy Co. Inc.	4.450%	10/1/28	850	823
	BorgWarner Inc.	3.375%	3/15/25	250	240
	BorgWarner Inc.	2.650%	7/1/27	900	820
	BorgWarner Inc.	4.375%	3/15/45	500	401
[7]	Brown University	2.924%	9/1/50	500	364
	Brunswick Corp.	0.850%	8/18/24	500	472
	Brunswick Corp.	2.400%	8/18/31	500	384
	Brunswick Corp.	4.400%	9/15/32	500	436
	Brunswick Corp.	5.100%	4/1/52	500	374
[7]	California Endowment	2.498%	4/1/51	150	97
	California Institute of Technology	4.700%	11/1/11	325	284
	California Institute of Technology	3.650%	9/1/19	450	307
[7]	Case Western Reserve University	5.405%	6/1/22	200	194
	Choice Hotels International Inc.	3.700%	12/1/29	500	432
	Claremont Mckenna College	3.775%	1/1/22	275	190
	Darden Restaurants Inc.	3.850%	5/1/27	750	715
	Darden Restaurants Inc.	4.550%	2/15/48	550	462
	Dick's Sporting Goods Inc.	3.150%	1/15/32	600	492
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	69
	DR Horton Inc.	2.500%	10/15/24	700	670
	DR Horton Inc.	2.600%	10/15/25	1,485	1,391
[7]	Duke University	2.682%	10/1/44	300	223
[7]	Duke University	2.757%	10/1/50	340	240
[7]	Duke University	2.832%	10/1/55	550	384
	eBay Inc.	1.900%	3/11/25	1,115	1,049
	eBay Inc.	5.900%	11/22/25	500	506
	eBay Inc.	1.400%	5/10/26	675	610
	eBay Inc.	3.600%	6/5/27	500	473
	eBay Inc.	2.700%	3/11/30	865	743
	eBay Inc.	2.600%	5/10/31	675	564
	eBay Inc.	6.300%	11/22/32	500	525
	eBay Inc.	4.000%	7/15/42	600	479
	eBay Inc.	3.650%	5/10/51	925	678
[7]	Emory University	2.143%	9/1/30	600	503
[7]	Emory University	2.969%	9/1/50	150	108
[7]	Ford Foundation	2.415%	6/1/50	250	165
[7]	Ford Foundation	2.815%	6/1/70	750	469
	Fortune Brands Innovations Inc.	4.000%	6/15/25	455	440
	Fortune Brands Innovations Inc.	3.250%	9/15/29	400	350
	Fortune Brands Innovations Inc.	4.000%	3/25/32	500	445
	Fortune Brands Innovations Inc.	5.875%	6/1/33	500	501
	Fortune Brands Innovations Inc.	4.500%	3/25/52	500	391
	General Motors Co.	4.000%	4/1/25	425	413
	General Motors Co.	6.125%	10/1/25	3,300	3,322
	General Motors Co.	4.200%	10/1/27	400	379
	General Motors Co.	6.800%	10/1/27	1,050	1,091
	General Motors Co.	5.000%	10/1/28	650	632
	General Motors Co.	5.400%	10/15/29	500	487
	General Motors Co.	5.600%	10/15/32	875	848
	General Motors Co.	5.000%	4/1/35	1,030	934
	General Motors Co.	6.600%	4/1/36	600	617
	General Motors Co.	5.150%	4/1/38	825	736

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Co.	6.250%	10/2/43	1,235	1,210
	General Motors Co.	5.200%	4/1/45	1,120	955
	General Motors Co.	6.750%	4/1/46	700	707
	General Motors Co.	5.400%	4/1/48	675	582
	General Motors Co.	5.950%	4/1/49	900	840
	General Motors Financial Co. Inc.	1.200%	10/15/24	480	451
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,700	1,644
	General Motors Financial Co. Inc.	4.000%	1/15/25	650	630
	General Motors Financial Co. Inc.	2.900%	2/26/25	814	773
	General Motors Financial Co. Inc.	3.800%	4/7/25	750	723
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,675	1,632
	General Motors Financial Co. Inc.	2.750%	6/20/25	500	471
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,175	1,157
	General Motors Financial Co. Inc.	5.400%	4/6/26	850	840
	General Motors Financial Co. Inc.	1.500%	6/10/26	900	796
	General Motors Financial Co. Inc.	4.000%	10/6/26	525	498
	General Motors Financial Co. Inc.	4.350%	1/17/27	910	873
	General Motors Financial Co. Inc.	5.000%	4/9/27	1,000	974
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,328
	General Motors Financial Co. Inc.	3.850%	1/5/28	300	277
	General Motors Financial Co. Inc.	2.400%	4/10/28	875	755
	General Motors Financial Co. Inc.	2.400%	10/15/28	365	310
	General Motors Financial Co. Inc.	5.650%	1/17/29	775	765
	General Motors Financial Co. Inc.	4.300%	4/6/29	2,000	1,837
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,407
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	392
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	718
	General Motors Financial Co. Inc.	6.400%	1/9/33	500	508
	Genuine Parts Co.	1.875%	11/1/30	600	469
[7]	George Washington University	4.300%	9/15/44	550	493
[7]	George Washington University	4.126%	9/15/48	800	690
[7]	Georgetown University	4.315%	4/1/49	378	332
[7]	Georgetown University	2.943%	4/1/50	405	277
	Georgetown University	5.115%	4/1/53	225	225
[7]	Georgetown University	5.215%	10/1/18	243	223
	Harley-Davidson Inc.	4.625%	7/28/45	500	379
	Hasbro Inc.	3.550%	11/19/26	1,000	929
	Hasbro Inc.	3.900%	11/19/29	725	657
	Hasbro Inc.	6.350%	3/15/40	400	409
	Hasbro Inc.	5.100%	5/15/44	350	309
	Home Depot Inc.	2.700%	4/15/25	750	720
	Home Depot Inc.	3.000%	4/1/26	1,000	957
	Home Depot Inc.	2.500%	4/15/27	3,156	2,930
	Home Depot Inc.	0.900%	3/15/28	850	717
	Home Depot Inc.	3.900%	12/6/28	700	677
	Home Depot Inc.	2.950%	6/15/29	2,400	2,186
	Home Depot Inc.	2.700%	4/15/30	3,215	2,857
	Home Depot Inc.	1.375%	3/15/31	1,000	790
	Home Depot Inc.	1.875%	9/15/31	700	569
	Home Depot Inc.	3.250%	4/15/32	925	831
	Home Depot Inc.	4.500%	9/15/32	875	864
	Home Depot Inc.	5.875%	12/16/36	2,995	3,263
	Home Depot Inc.	3.300%	4/15/40	2,415	1,961
	Home Depot Inc.	5.950%	4/1/41	833	916
	Home Depot Inc.	4.200%	4/1/43	975	871
	Home Depot Inc.	4.400%	3/15/45	500	456
	Home Depot Inc.	4.250%	4/1/46	1,820	1,614
	Home Depot Inc.	3.900%	6/15/47	900	765
	Home Depot Inc.	4.500%	12/6/48	875	811
	Home Depot Inc.	3.125%	12/15/49	1,042	763
	Home Depot Inc.	3.350%	4/15/50	1,000	763
	Home Depot Inc.	2.375%	3/15/51	1,000	621
	Home Depot Inc.	2.750%	9/15/51	2,000	1,349
	Home Depot Inc.	3.625%	4/15/52	1,250	996
	Home Depot Inc.	4.950%	9/15/52	1,000	993
	Honda Motor Co. Ltd.	2.534%	3/10/27	775	714
	Honda Motor Co. Ltd.	2.967%	3/10/32	1,525	1,353
	Hyatt Hotels Corp.	1.800%	10/1/24	500	477
	Hyatt Hotels Corp.	5.375%	4/23/25	500	495
	Hyatt Hotels Corp.	4.850%	3/15/26	350	343
[9]	Hyatt Hotels Corp.	5.750%	1/30/27	300	299
	Hyatt Hotels Corp.	4.375%	9/15/28	850	803
	Hyatt Hotels Corp.	5.750%	4/23/30	400	401
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JD.com Inc.	3.875%	4/29/26	400	382
	JD.com Inc.	3.375%	1/14/30	300	269
	JD.com Inc.	4.125%	1/14/50	400	312
[7]	Johns Hopkins University	4.705%	7/1/32	375	374
[7]	Johns Hopkins University	4.083%	7/1/53	490	435
	Lear Corp.	3.800%	9/15/27	204	190
	Lear Corp.	4.250%	5/15/29	400	375
	Lear Corp.	3.500%	5/30/30	350	308
	Lear Corp.	2.600%	1/15/32	500	389
	Lear Corp.	5.250%	5/15/49	250	219
	Lear Corp.	3.550%	1/15/52	500	335
	Leggett & Platt Inc.	3.800%	11/15/24	550	533
	Leggett & Platt Inc.	3.500%	11/15/27	700	646
	Leggett & Platt Inc.	3.500%	11/15/51	500	362
	Leland Stanford Junior University	1.289%	6/1/27	100	88
	Leland Stanford Junior University	3.647%	5/1/48	1,075	919
	Leland Stanford Junior University	2.413%	6/1/50	355	235
	Lennar Corp.	4.750%	5/30/25	1,000	978
	Lennar Corp.	5.250%	6/1/26	1,500	1,486
	Lennar Corp.	4.750%	11/29/27	700	681
	Lowe's Cos. Inc.	3.125%	9/15/24	400	388
	Lowe's Cos. Inc.	4.000%	4/15/25	1,000	973
	Lowe's Cos. Inc.	4.400%	9/8/25	300	294
	Lowe's Cos. Inc.	3.375%	9/15/25	975	935
	Lowe's Cos. Inc.	4.800%	4/1/26	650	644
	Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,591
	Lowe's Cos. Inc.	3.100%	5/3/27	642	600
	Lowe's Cos. Inc.	1.300%	4/15/28	500	423
	Lowe's Cos. Inc.	1.700%	9/15/28	925	787
	Lowe's Cos. Inc.	3.650%	4/5/29	1,350	1,250
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,337
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	802
	Lowe's Cos. Inc.	2.625%	4/1/31	800	675
	Lowe's Cos. Inc.	3.750%	4/1/32	1,250	1,130
	Lowe's Cos. Inc.	5.000%	4/15/33	1,000	989
	Lowe's Cos. Inc.	5.150%	7/1/33	650	649
	Lowe's Cos. Inc.	5.000%	4/15/40	525	492
	Lowe's Cos. Inc.	2.800%	9/15/41	925	654
	Lowe's Cos. Inc.	4.250%	9/15/44	63	49
	Lowe's Cos. Inc.	3.700%	4/15/46	1,030	786
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,326
	Lowe's Cos. Inc.	4.550%	4/5/49	500	427
	Lowe's Cos. Inc.	5.125%	4/15/50	500	469
	Lowe's Cos. Inc.	3.000%	10/15/50	1,000	655
	Lowe's Cos. Inc.	3.500%	4/1/51	550	392
	Lowe's Cos. Inc.	4.250%	4/1/52	1,450	1,183
	Lowe's Cos. Inc.	5.625%	4/15/53	1,500	1,498
	Lowe's Cos. Inc.	5.750%	7/1/53	650	661
	Lowe's Cos. Inc.	4.450%	4/1/62	1,020	822
	Lowe's Cos. Inc.	5.800%	9/15/62	500	496
	Lowe's Cos. Inc.	5.850%	4/1/63	650	648
	Magna International Inc.	4.150%	10/1/25	300	291
	Magna International Inc.	2.450%	6/15/30	500	424
	Marriott International Inc.	3.750%	3/15/25	525	508
	Marriott International Inc.	3.750%	10/1/25	200	192
[7]	Marriott International Inc.	3.125%	6/15/26	1,809	1,699
[7]	Marriott International Inc.	4.650%	12/1/28	2,000	1,938
[7]	Marriott International Inc.	4.625%	6/15/30	1,300	1,245
[7]	Marriott International Inc.	2.850%	4/15/31	1,200	1,009
[7]	Marriott International Inc.	3.500%	10/15/32	850	734
	Masco Corp.	3.500%	11/15/27	100	94
	Masco Corp.	1.500%	2/15/28	500	426
	Masco Corp.	7.750%	8/1/29	94	102
	Masco Corp.	2.000%	10/1/30	500	395
	Masco Corp.	2.000%	2/15/31	500	395
	Masco Corp.	4.500%	5/15/47	725	586
	Masco Corp.	3.125%	2/15/51	500	315
[7]	Massachusetts Institute of Technology	2.989%	7/1/50	370	276
	Massachusetts Institute of Technology	3.067%	4/1/52	500	376
	Massachusetts Institute of Technology	5.600%	7/1/11	860	970

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Institute of Technology	4.678%	7/1/14	700	655
	Massachusetts Institute of Technology	3.885%	7/1/16	200	153
[7]	McDonald's Corp.	3.375%	5/26/25	459	445
[7]	McDonald's Corp.	3.300%	7/1/25	818	789
[7]	McDonald's Corp.	3.700%	1/30/26	1,125	1,088
[7]	McDonald's Corp.	3.500%	3/1/27	200	191
[7]	McDonald's Corp.	3.500%	7/1/27	2,750	2,617
[7]	McDonald's Corp.	3.800%	4/1/28	500	479
[7]	McDonald's Corp.	2.625%	9/1/29	600	532
[7]	McDonald's Corp.	2.125%	3/1/30	600	511
[7]	McDonald's Corp.	3.600%	7/1/30	2,175	2,024
[7]	McDonald's Corp.	4.700%	12/9/35	675	655
[7]	McDonald's Corp.	6.300%	3/1/38	100	110
[7]	McDonald's Corp.	5.700%	2/1/39	375	388
[7]	McDonald's Corp.	3.700%	2/15/42	725	590
[7]	McDonald's Corp.	3.625%	5/1/43	400	320
[7]	McDonald's Corp.	4.600%	5/26/45	925	843
[7]	McDonald's Corp.	4.875%	12/9/45	1,225	1,171
[7]	McDonald's Corp.	4.450%	3/1/47	750	674
[7]	McDonald's Corp.	4.450%	9/1/48	900	809
[7]	McDonald's Corp.	3.625%	9/1/49	2,000	1,578
[7]	McDonald's Corp.	4.200%	4/1/50	1,000	865
[7]	McDonald's Corp.	5.150%	9/9/52	500	498
	MDC Holdings Inc.	2.500%	1/15/31	300	236
	MDC Holdings Inc.	6.000%	1/15/43	400	360
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	605	752
	Mohawk Industries Inc.	3.625%	5/15/30	375	339
	NIKE Inc.	2.400%	3/27/25	650	621
	NIKE Inc.	2.375%	11/1/26	1,000	929
	NIKE Inc.	2.750%	3/27/27	650	611
	NIKE Inc.	2.850%	3/27/30	1,575	1,424
	NIKE Inc.	3.250%	3/27/40	1,050	863
	NIKE Inc.	3.625%	5/1/43	525	442
	NIKE Inc.	3.875%	11/1/45	500	437
	NIKE Inc.	3.375%	3/27/50	1,625	1,316
[7]	Northwestern University	4.643%	12/1/44	350	340
[7]	Northwestern University	2.640%	12/1/50	245	170
[7]	Northwestern University	3.662%	12/1/57	200	165
	NVR Inc.	3.000%	5/15/30	1,250	1,083
	O'Reilly Automotive Inc.	3.550%	3/15/26	500	479
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,231
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	330
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	394
	Owens Corning	4.200%	12/1/24	250	245
	Owens Corning	3.400%	8/15/26	500	473
	Owens Corning	3.950%	8/15/29	375	349
	Owens Corning	3.875%	6/1/30	100	92
	Owens Corning	7.000%	12/1/36	18	20
	Owens Corning	4.300%	7/15/47	1,150	944
	Owens Corning	4.400%	1/30/48	525	435
	President & Fellows of Harvard College	4.875%	10/15/40	250	253
	President & Fellows of Harvard College	3.150%	7/15/46	400	308
	President & Fellows of Harvard College	2.517%	10/15/50	725	489
	President & Fellows of Harvard College	3.745%	11/15/52	500	428
	PulteGroup Inc.	5.500%	3/1/26	700	696
	PulteGroup Inc.	5.000%	1/15/27	975	961
	PulteGroup Inc.	6.375%	5/15/33	1,000	1,039
	PVH Corp.	4.625%	7/10/25	500	483
	Ralph Lauren Corp.	3.750%	9/15/25	100	97
	Ralph Lauren Corp.	2.950%	6/15/30	700	618
[7]	Rockefeller Foundation	2.492%	10/1/50	1,000	650
	Ross Stores Inc.	4.600%	4/15/25	575	564
	Ross Stores Inc.	1.875%	4/15/31	400	315
	Snap-on Inc.	3.250%	3/1/27	225	212
	Snap-on Inc.	4.100%	3/1/48	275	242
	Snap-on Inc.	3.100%	5/1/50	400	297
	Stanley Black & Decker Inc.	3.400%	3/1/26	375	356
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	357
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,240
	Stanley Black & Decker Inc.	5.200%	9/1/40	300	280
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	345
[7]	Stanley Black & Decker Inc.	4.000%	3/15/60	200	153
	Starbucks Corp.	2.450%	6/15/26	665	620
	Starbucks Corp.	3.500%	3/1/28	500	470
	Starbucks Corp.	4.000%	11/15/28	250	240
	Starbucks Corp.	3.550%	8/15/29	700	654
	Starbucks Corp.	2.250%	3/12/30	600	508
	Starbucks Corp.	2.550%	11/15/30	2,000	1,706
	Starbucks Corp.	3.000%	2/14/32	1,000	868
	Starbucks Corp.	4.300%	6/15/45	200	174
	Starbucks Corp.	4.500%	11/15/48	1,685	1,507
	Starbucks Corp.	3.350%	3/12/50	700	514
	Starbucks Corp.	3.500%	11/15/50	1,000	760
	Tapestry Inc.	4.125%	7/15/27	109	102
	Tapestry Inc.	3.050%	3/15/32	500	399
	Thomas Jefferson University	3.847%	11/1/57	500	365
	TJX Cos. Inc.	2.250%	9/15/26	750	692
	TJX Cos. Inc.	1.150%	5/15/28	500	426
	TJX Cos. Inc.	4.500%	4/15/50	500	470
	Toll Brothers Finance Corp.	4.350%	2/15/28	750	704
	Toyota Motor Corp.	2.358%	7/2/24	300	291
	Toyota Motor Corp.	1.339%	3/25/26	1,000	907
	Toyota Motor Corp.	2.760%	7/2/29	400	361
	Toyota Motor Credit Corp.	0.625%	9/13/24	700	661
[7]	Toyota Motor Credit Corp.	4.400%	9/20/24	875	864
[7]	Toyota Motor Credit Corp.	1.450%	1/13/25	700	660
[7]	Toyota Motor Credit Corp.	1.800%	2/13/25	925	876
[7]	Toyota Motor Credit Corp.	3.400%	4/14/25	100	97
	Toyota Motor Credit Corp.	3.950%	6/30/25	500	489
[7]	Toyota Motor Credit Corp.	0.800%	10/16/25	1,000	906
	Toyota Motor Credit Corp.	4.450%	5/18/26	719	708
[7]	Toyota Motor Credit Corp.	1.125%	6/18/26	1,500	1,341
[7]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	802
[7]	Toyota Motor Credit Corp.	1.900%	1/13/27	300	271
[7]	Toyota Motor Credit Corp.	3.050%	3/22/27	1,000	937
[7]	Toyota Motor Credit Corp.	1.150%	8/13/27	1,350	1,167
[7]	Toyota Motor Credit Corp.	4.550%	9/20/27	875	863
	Toyota Motor Credit Corp.	5.450%	11/10/27	700	715
[7]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	788
	Toyota Motor Credit Corp.	4.625%	1/12/28	650	645
[7]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	571
	Toyota Motor Credit Corp.	3.650%	1/8/29	1,450	1,364
[7]	Toyota Motor Credit Corp.	4.450%	6/29/29	750	738
[7]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	536
[7]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,289
	Toyota Motor Credit Corp.	4.550%	5/17/30	404	394
	Toyota Motor Credit Corp.	1.900%	9/12/31	1,000	807
[7]	Toyota Motor Credit Corp.	2.400%	1/13/32	160	134
	Tractor Supply Co.	1.750%	11/1/30	400	317
	Tractor Supply Co.	5.250%	5/15/33	500	496
[7]	Trustees of Boston College	3.129%	7/1/52	300	221
[7]	Trustees of Boston University	4.061%	10/1/48	220	192
	Trustees of Princeton University	5.700%	3/1/39	620	684
[7]	Trustees of Princeton University	2.516%	7/1/50	565	388
	Trustees of Princeton University	4.201%	3/1/52	300	278
[7]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	211
	Trustees of the University of Pennsylvania	4.674%	9/1/12	450	402
[7]	University of Chicago	2.547%	4/1/50	800	547
	University of Chicago	3.000%	10/1/52	175	126
[7]	University of Chicago	4.003%	10/1/53	390	343
[7]	University of Miami	4.063%	4/1/52	500	426
[7]	University of Notre Dame du Lac	3.438%	2/15/45	890	725
[7]	University of Notre Dame du Lac	3.394%	2/15/48	325	265
[7]	University of Southern California	3.028%	10/1/39	525	422
[7]	University of Southern California	3.841%	10/1/47	500	431
[7]	University of Southern California	2.945%	10/1/51	325	231
	University of Southern California	5.250%	10/1/11	275	276
[7]	University of Southern California	3.226%	10/1/20	300	187
	VF Corp.	2.400%	4/23/25	600	563

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	VF Corp.	2.800%	4/23/27	700	632
	VF Corp.	2.950%	4/23/30	594	489
[7]	Washington University	3.524%	4/15/54	500	402
	Washington University	4.349%	4/15/22	350	291
	Whirlpool Corp.	4.750%	2/26/29	600	585
	Whirlpool Corp.	5.500%	3/1/33	250	250
	Whirlpool Corp.	4.500%	6/1/46	888	720
	Whirlpool Corp.	4.600%	5/15/50	200	166
[7]	William Marsh Rice University	3.574%	5/15/45	715	600
[7]	Yale University	0.873%	4/15/25	325	301
[7]	Yale University	1.482%	4/15/30	325	269
[7]	Yale University	2.402%	4/15/50	500	330
					296,934
Consumer Staples (0.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	454
	Altria Group Inc.	2.350%	5/6/25	525	494
	Altria Group Inc.	4.400%	2/14/26	1,200	1,175
	Altria Group Inc.	2.625%	9/16/26	350	324
	Altria Group Inc.	4.800%	2/14/29	1,525	1,483
	Altria Group Inc.	3.400%	5/6/30	775	683
	Altria Group Inc.	2.450%	2/4/32	1,000	782
	Altria Group Inc.	5.800%	2/14/39	1,175	1,148
	Altria Group Inc.	3.400%	2/4/41	1,100	769
	Altria Group Inc.	4.250%	8/9/42	710	555
	Altria Group Inc.	4.500%	5/2/43	675	538
	Altria Group Inc.	5.375%	1/31/44	2,075	1,951
	Altria Group Inc.	3.875%	9/16/46	400	281
	Altria Group Inc.	5.950%	2/14/49	1,245	1,177
	Altria Group Inc.	4.450%	5/6/50	1,010	745
	Altria Group Inc.	3.700%	2/4/51	1,000	671
	Altria Group Inc.	6.200%	2/14/59	416	406
[7]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	4,177	4,046
[7]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	5,820	5,667
[7]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	10,182	9,725
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	824
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	620
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,166
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	3,929	3,802
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,580	2,570
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	3,700	3,444
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,137
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	960
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,030	2,103
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	919
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	1,619
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,722	2,527
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	787	710
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	1,600	1,685
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	725	670
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	600	556
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	1,012	918
	Archer-Daniels-Midland Co.	2.500%	8/11/26	899	843
	Archer-Daniels-Midland Co.	3.250%	3/27/30	675	619
	Archer-Daniels-Midland Co.	2.900%	3/1/32	353	307
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	302
	Archer-Daniels-Midland Co.	4.500%	8/15/33	230	225
	Archer-Daniels-Midland Co.	3.750%	9/15/47	300	248
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	486
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Archer-Daniels-Midland Co.	2.700%	9/15/51	500	336
	Avery Dennison Corp.	4.875%	12/6/28	300	295
	Avery Dennison Corp.	2.650%	4/30/30	750	631
	Avery Dennison Corp.	5.750%	3/15/33	500	510
	BAT Capital Corp.	3.222%	8/15/24	1,350	1,310
	BAT Capital Corp.	4.700%	4/2/27	2,750	2,664
	BAT Capital Corp.	3.557%	8/15/27	3,525	3,245
	BAT Capital Corp.	2.259%	3/25/28	1,425	1,222
	BAT Capital Corp.	3.462%	9/6/29	200	174
	BAT Capital Corp.	2.726%	3/25/31	1,750	1,393
	BAT Capital Corp.	4.742%	3/16/32	1,000	911
	BAT Capital Corp.	7.750%	10/19/32	500	550
	BAT Capital Corp.	4.390%	8/15/37	775	619
	BAT Capital Corp.	3.734%	9/25/40	1,000	713
	BAT Capital Corp.	4.540%	8/15/47	1,138	840
	BAT Capital Corp.	5.282%	4/2/50	1,725	1,431
	BAT Capital Corp.	3.984%	9/25/50	925	624
	BAT Capital Corp.	5.650%	3/16/52	1,000	869
	BAT International Finance plc	1.668%	3/25/26	750	674
	Brown-Forman Corp.	3.500%	4/15/25	350	339
	Brown-Forman Corp.	4.750%	4/15/33	500	502
	Brown-Forman Corp.	4.500%	7/15/45	395	367
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	1,293	1,219
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	473
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	1,000	840
	Campbell Soup Co.	3.950%	3/15/25	300	292
	Campbell Soup Co.	3.300%	3/19/25	700	672
	Campbell Soup Co.	4.150%	3/15/28	625	599
	Campbell Soup Co.	2.375%	4/24/30	400	337
	Campbell Soup Co.	4.800%	3/15/48	550	498
	Campbell Soup Co.	3.125%	4/24/50	525	363
	Church & Dwight Co. Inc.	3.150%	8/1/27	350	330
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	269
	Church & Dwight Co. Inc.	5.000%	6/15/52	500	495
	Clorox Co.	3.100%	10/1/27	650	602
	Clorox Co.	3.900%	5/15/28	400	381
	Clorox Co.	1.800%	5/15/30	1,100	901
	Coca-Cola Co.	1.750%	9/6/24	775	749
	Coca-Cola Co.	3.375%	3/25/27	1,250	1,206
	Coca-Cola Co.	2.900%	5/25/27	2,088	1,976
	Coca-Cola Co.	1.450%	6/1/27	100	89
	Coca-Cola Co.	1.500%	3/5/28	500	440
	Coca-Cola Co.	1.000%	3/15/28	821	706
	Coca-Cola Co.	2.125%	9/6/29	500	439
	Coca-Cola Co.	3.450%	3/25/30	900	850
	Coca-Cola Co.	1.650%	6/1/30	2,125	1,771
	Coca-Cola Co.	1.375%	3/15/31	1,250	1,002
	Coca-Cola Co.	2.250%	1/5/32	1,000	852
	Coca-Cola Co.	4.125%	3/25/40	350	325
	Coca-Cola Co.	2.500%	6/1/40	1,300	978
	Coca-Cola Co.	4.200%	3/25/50	525	497
	Coca-Cola Co.	2.600%	6/1/50	1,150	806
	Coca-Cola Co.	3.000%	3/5/51	1,000	762
	Coca-Cola Co.	2.500%	3/15/51	2,225	1,520
	Coca-Cola Co.	2.750%	6/1/60	600	414
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	338
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	530
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	391
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	650
	Colgate-Palmolive Co.	3.100%	8/15/27	1,000	952
	Colgate-Palmolive Co.	4.600%	3/1/28	500	503
	Colgate-Palmolive Co.	3.250%	8/15/32	500	459
	Colgate-Palmolive Co.	4.600%	3/1/33	500	509
[7]	Colgate-Palmolive Co.	4.000%	8/15/45	550	499
	Conagra Brands Inc.	4.600%	11/1/25	1,038	1,015
	Conagra Brands Inc.	7.000%	10/1/28	100	107
	Conagra Brands Inc.	8.250%	9/15/30	250	289
	Conagra Brands Inc.	5.300%	11/1/38	500	480
	Constellation Brands Inc.	4.750%	11/15/24	375	370
	Constellation Brands Inc.	4.400%	11/15/25	400	392
	Constellation Brands Inc.	4.750%	12/1/25	500	492
	Constellation Brands Inc.	5.000%	2/2/26	225	224
	Constellation Brands Inc.	3.700%	12/6/26	2,919	2,781

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Constellation Brands Inc.	3.500%	5/9/27	450	427
Constellation Brands Inc.	3.600%	2/15/28	1,700	1,597
Constellation Brands Inc.	4.650%	11/15/28	250	246
Constellation Brands Inc.	3.150%	8/1/29	625	564
Constellation Brands Inc.	2.875%	5/1/30	1,275	1,107
Constellation Brands Inc.	2.250%	8/1/31	700	573
Constellation Brands Inc.	4.500%	5/9/47	408	352
Constellation Brands Inc.	4.100%	2/15/48	275	223
Constellation Brands Inc.	5.250%	11/15/48	1,075	1,032
Constellation Brands Inc.	3.750%	5/1/50	275	216
Costco Wholesale Corp.	3.000%	5/18/27	800	760
Costco Wholesale Corp.	1.375%	6/20/27	3,220	2,845
Costco Wholesale Corp.	1.600%	4/20/30	1,000	833
Costco Wholesale Corp.	1.750%	4/20/32	5,550	4,485
Delhaize America LLC	9.000%	4/15/31	475	571
Diageo Capital plc	2.125%	10/24/24	1,100	1,052
Diageo Capital plc	1.375%	9/29/25	550	506
Diageo Capital plc	5.300%	10/24/27	1,000	1,017
Diageo Capital plc	2.375%	10/24/29	800	694
Diageo Capital plc	2.000%	4/29/30	1,000	843
Diageo Capital plc	2.125%	4/29/32	675	549
Diageo Capital plc	5.875%	9/30/36	250	268
Diageo Capital plc	3.875%	4/29/43	400	340
Diageo Investment Corp.	7.450%	4/15/35	325	393
Dollar General Corp.	4.250%	9/20/24	500	491
Dollar General Corp.	4.150%	11/1/25	500	485
Dollar General Corp.	3.875%	4/15/27	550	525
Dollar General Corp.	4.125%	5/1/28	400	381
Dollar General Corp.	5.200%	7/5/28	600	594
Dollar General Corp.	5.000%	11/1/32	700	681
Dollar General Corp.	5.450%	7/5/33	800	793
Dollar General Corp.	4.125%	4/3/50	860	674
Dollar Tree Inc.	4.000%	5/15/25	1,450	1,405
Dollar Tree Inc.	3.375%	12/1/51	500	337
Estee Lauder Cos. Inc.	3.150%	3/15/27	2,062	1,961
Estee Lauder Cos. Inc.	4.375%	5/15/28	500	493
Estee Lauder Cos. Inc.	2.375%	12/1/29	525	454
Estee Lauder Cos. Inc.	2.600%	4/15/30	600	525
Estee Lauder Cos. Inc.	1.950%	3/15/31	500	411
Estee Lauder Cos. Inc.	4.650%	5/15/33	500	492
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	164
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	332
Estee Lauder Cos. Inc.	3.125%	12/1/49	450	329
Estee Lauder Cos. Inc.	5.150%	5/15/53	500	508
Flowers Foods Inc.	3.500%	10/1/26	350	329
Flowers Foods Inc.	2.400%	3/15/31	1,000	818
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	151	132
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	1,600	1,221
General Mills Inc.	4.200%	4/17/28	1,100	1,069
General Mills Inc.	2.875%	4/15/30	550	489
General Mills Inc.	2.250%	10/14/31	750	615
General Mills Inc.	4.950%	3/29/33	850	843
General Mills Inc.	3.000%	2/1/51	598	423
Haleon US Capital LLC	3.375%	3/24/27	2,500	2,340
Haleon US Capital LLC	3.375%	3/24/29	500	454
Haleon US Capital LLC	3.625%	3/24/32	3,000	2,690
Hershey Co.	2.050%	11/15/24	246	236
Hershey Co.	0.900%	6/1/25	175	161
Hershey Co.	3.200%	8/21/25	455	438
Hershey Co.	4.250%	5/4/28	500	495
Hershey Co.	4.500%	5/4/33	500	497
Hershey Co.	3.125%	11/15/49	275	203
Hormel Foods Corp.	1.700%	6/3/28	500	434
Hormel Foods Corp.	1.800%	6/11/30	775	647
Hormel Foods Corp.	3.050%	6/3/51	750	534
Ingredion Inc.	3.200%	10/1/26	400	373
Ingredion Inc.	2.900%	6/1/30	600	518
J M Smucker Co.	3.500%	3/15/25	700	677
J M Smucker Co.	3.375%	12/15/27	300	281
J M Smucker Co.	2.375%	3/15/30	350	298
J M Smucker Co.	2.125%	3/15/32	500	400
J M Smucker Co.	4.250%	3/15/35	400	364
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	J M Smucker Co.	2.750%	9/15/41	250	175
	J M Smucker Co.	4.375%	3/15/45	100	86
[11]	JBS USA LUX SA	5.125%	2/1/28	500	480
[11]	JBS USA LUX SA	5.750%	4/1/33	1,000	942
[11]	JBS USA LUX SA	4.375%	2/2/52	2,600	1,830
[11]	JBS USA LUX SA	6.500%	12/1/52	1,650	1,561
	Kellogg Co.	3.250%	4/1/26	950	905
	Kellogg Co.	3.400%	11/15/27	950	890
	Kellogg Co.	4.300%	5/15/28	425	411
	Kellogg Co.	2.100%	6/1/30	500	414
[7]	Kellogg Co.	7.450%	4/1/31	500	569
[11]	Kenvue Inc.	5.050%	3/22/28	250	252
[11]	Kenvue Inc.	5.000%	3/22/30	850	858
[11]	Kenvue Inc.	4.900%	3/22/33	1,500	1,517
[11]	Kenvue Inc.	5.100%	3/22/43	520	528
[11]	Kenvue Inc.	5.050%	3/22/53	850	867
[11]	Kenvue Inc.	5.200%	3/22/63	650	665
	Keurig Dr Pepper Inc.	4.417%	5/25/25	209	205
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	239
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	299
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	354
	Keurig Dr Pepper Inc.	3.950%	4/15/29	1,000	943
	Keurig Dr Pepper Inc.	3.200%	5/1/30	612	549
	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	412
	Keurig Dr Pepper Inc.	4.050%	4/15/32	1,000	929
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	876
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	278
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	454
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	357
	Keurig Dr Pepper Inc.	4.500%	4/15/52	1,500	1,322
	Kimberly-Clark Corp.	3.050%	8/15/25	100	96
	Kimberly-Clark Corp.	2.750%	2/15/26	350	332
	Kimberly-Clark Corp.	1.050%	9/15/27	600	518
	Kimberly-Clark Corp.	3.950%	11/1/28	100	97
	Kimberly-Clark Corp.	3.200%	4/25/29	575	534
	Kimberly-Clark Corp.	3.100%	3/26/30	560	511
	Kimberly-Clark Corp.	2.000%	11/2/31	500	413
	Kimberly-Clark Corp.	5.300%	3/1/41	700	725
	Kimberly-Clark Corp.	3.200%	7/30/46	325	244
	Kimberly-Clark Corp.	3.900%	5/4/47	550	470
	Kimberly-Clark Corp.	2.875%	2/7/50	415	299
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	154
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,850	1,745
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,200	1,152
	Kraft Heinz Foods Co.	3.750%	4/1/30	750	696
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,000	952
	Kraft Heinz Foods Co.	6.875%	1/26/39	400	450
	Kraft Heinz Foods Co.	6.500%	2/9/40	750	809
	Kraft Heinz Foods Co.	5.200%	7/15/45	2,300	2,182
	Kraft Heinz Foods Co.	4.375%	6/1/46	4,425	3,770
	Kraft Heinz Foods Co.	4.875%	10/1/49	1,450	1,323
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,000	993
	Kroger Co.	3.500%	2/1/26	500	480
	Kroger Co.	2.650%	10/15/26	500	464
	Kroger Co.	4.500%	1/15/29	500	489
[7]	Kroger Co.	7.700%	6/1/29	200	224
	Kroger Co.	8.000%	9/15/29	750	850
	Kroger Co.	2.200%	5/1/30	1,250	1,035
	Kroger Co.	1.700%	1/15/31	700	549
	Kroger Co.	6.900%	4/15/38	300	333
	Kroger Co.	5.400%	7/15/40	250	241
	Kroger Co.	5.000%	4/15/42	650	593
	Kroger Co.	5.150%	8/1/43	350	323
	Kroger Co.	4.450%	2/1/47	679	593
	Kroger Co.	4.650%	1/15/48	925	814
	Kroger Co.	3.950%	1/15/50	700	560
	McCormick & Co. Inc.	3.150%	8/15/24	600	582
	McCormick & Co. Inc.	3.400%	8/15/27	700	655
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	1,946
	McCormick & Co. Inc.	1.850%	2/15/31	500	396
	McCormick & Co. Inc.	4.200%	8/15/47	75	62
	Mead Johnson Nutrition Co.	4.125%	11/15/25	1,235	1,205
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	674

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	673
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,542
	Molson Coors Beverage Co.	5.000%	5/1/42	1,150	1,070
	Molson Coors Beverage Co.	4.200%	7/15/46	1,235	1,018
	Mondelez International Inc.	1.500%	5/4/25	400	373
	Mondelez International Inc.	2.625%	3/17/27	700	646
	Mondelez International Inc.	2.750%	4/13/30	896	785
	Mondelez International Inc.	1.500%	2/4/31	1,250	983
	Mondelez International Inc.	3.000%	3/17/32	250	217
	Mondelez International Inc.	1.875%	10/15/32	500	389
	Mondelez International Inc.	2.625%	9/4/50	1,000	647
	PepsiCo Inc.	2.250%	3/19/25	1,045	997
	PepsiCo Inc.	2.750%	4/30/25	975	933
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,386
	PepsiCo Inc.	2.850%	2/24/26	575	549
	PepsiCo Inc.	2.625%	3/19/27	375	350
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,153
	PepsiCo Inc.	4.450%	5/15/28	625	625
	PepsiCo Inc.	2.750%	3/19/30	1,225	1,103
	PepsiCo Inc.	1.625%	5/1/30	1,725	1,436
	PepsiCo Inc.	1.400%	2/25/31	750	604
	PepsiCo Inc.	3.500%	3/19/40	1,325	1,119
	PepsiCo Inc.	2.625%	10/21/41	1,000	756
	PepsiCo Inc.	4.000%	3/5/42	541	487
	PepsiCo Inc.	3.600%	8/13/42	725	616
	PepsiCo Inc.	4.250%	10/22/44	475	432
	PepsiCo Inc.	4.450%	4/14/46	1,650	1,591
	PepsiCo Inc.	3.450%	10/6/46	1,675	1,383
	PepsiCo Inc.	3.375%	7/29/49	850	692
	PepsiCo Inc.	2.875%	10/15/49	875	659
	PepsiCo Inc.	3.625%	3/19/50	785	668
	PepsiCo Inc.	3.875%	3/19/60	300	260
	Philip Morris International Inc.	5.125%	11/15/24	500	498
	Philip Morris International Inc.	1.500%	5/1/25	950	889
	Philip Morris International Inc.	3.375%	8/11/25	475	458
	Philip Morris International Inc.	5.000%	11/17/25	875	871
	Philip Morris International Inc.	4.875%	2/13/26	500	496
	Philip Morris International Inc.	2.750%	2/25/26	505	475
	Philip Morris International Inc.	0.875%	5/1/26	500	446
	Philip Morris International Inc.	3.125%	8/17/27	425	397
	Philip Morris International Inc.	5.125%	11/17/27	1,375	1,379
	Philip Morris International Inc.	4.875%	2/15/28	1,000	986
	Philip Morris International Inc.	3.125%	3/2/28	400	368
	Philip Morris International Inc.	3.375%	8/15/29	600	542
	Philip Morris International Inc.	5.625%	11/17/29	1,125	1,146
	Philip Morris International Inc.	5.125%	2/15/30	500	495
	Philip Morris International Inc.	2.100%	5/1/30	1,575	1,304
	Philip Morris International Inc.	1.750%	11/1/30	500	396
	Philip Morris International Inc.	5.750%	11/17/32	1,960	2,009
	Philip Morris International Inc.	5.375%	2/15/33	1,000	998
	Philip Morris International Inc.	6.375%	5/16/38	575	629
	Philip Morris International Inc.	4.375%	11/15/41	1,175	1,004
	Philip Morris International Inc.	4.500%	3/20/42	550	474
	Philip Morris International Inc.	3.875%	8/21/42	75	59
	Philip Morris International Inc.	4.125%	3/4/43	875	715
	Philip Morris International Inc.	4.875%	11/15/43	530	475
	Philip Morris International Inc.	4.250%	11/10/44	2,000	1,664
	Pilgrim's Pride Corp.	3.500%	3/1/32	1,000	796
	Procter & Gamble Co.	0.550%	10/29/25	800	726
	Procter & Gamble Co.	2.450%	11/3/26	800	749
	Procter & Gamble Co.	2.800%	3/25/27	4,000	3,769
	Procter & Gamble Co.	3.000%	3/25/30	2,055	1,903
	Procter & Gamble Co.	1.200%	10/29/30	625	505
	Procter & Gamble Co.	5.550%	3/5/37	625	697
	Procter & Gamble Co.	3.550%	3/25/40	1,294	1,144
	Procter & Gamble Co.	3.500%	10/25/47	413	349
	Reynolds American Inc.	4.450%	6/12/25	4,231	4,113
	Reynolds American Inc.	5.700%	8/15/35	1,075	1,012
	Reynolds American Inc.	7.250%	6/15/37	325	341
[7]	Reynolds American Inc.	8.125%	5/1/40	400	442
[7]	Reynolds American Inc.	7.000%	8/4/41	150	148
	Reynolds American Inc.	6.150%	9/15/43	400	385
	Reynolds American Inc.	5.850%	8/15/45	1,985	1,768
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sysco Corp.	3.750%	10/1/25	1,086	1,050
	Sysco Corp.	3.300%	7/15/26	975	922
	Sysco Corp.	3.250%	7/15/27	925	864
	Sysco Corp.	5.950%	4/1/30	564	590
	Sysco Corp.	2.450%	12/14/31	500	409
	Sysco Corp.	6.600%	4/1/40	735	794
	Sysco Corp.	4.850%	10/1/45	125	111
	Sysco Corp.	4.500%	4/1/46	408	347
	Sysco Corp.	4.450%	3/15/48	408	348
	Sysco Corp.	3.300%	2/15/50	425	304
	Sysco Corp.	6.600%	4/1/50	950	1,083
	Sysco Corp.	3.150%	12/14/51	600	415
	Target Corp.	3.500%	7/1/24	877	861
	Target Corp.	2.250%	4/15/25	500	477
	Target Corp.	2.500%	4/15/26	1,075	1,017
	Target Corp.	1.950%	1/15/27	600	549
	Target Corp.	3.375%	4/15/29	850	797
	Target Corp.	2.650%	9/15/30	1,750	1,528
	Target Corp.	4.500%	9/15/32	500	488
	Target Corp.	4.400%	1/15/33	1,500	1,458
	Target Corp.	6.500%	10/15/37	450	510
	Target Corp.	7.000%	1/15/38	300	361
	Target Corp.	4.000%	7/1/42	500	449
	Target Corp.	3.625%	4/15/46	500	406
	Target Corp.	2.950%	1/15/52	700	489
	Target Corp.	4.800%	1/15/53	650	622
	Tyson Foods Inc.	3.950%	8/15/24	4,525	4,441
	Tyson Foods Inc.	4.000%	3/1/26	580	560
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,058
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,091
	Tyson Foods Inc.	5.150%	8/15/44	550	500
	Tyson Foods Inc.	5.100%	9/28/48	1,700	1,547
	Unilever Capital Corp.	0.626%	8/12/24	500	473
	Unilever Capital Corp.	3.375%	3/22/25	250	242
	Unilever Capital Corp.	3.100%	7/30/25	550	529
	Unilever Capital Corp.	2.000%	7/28/26	550	508
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,363
	Unilever Capital Corp.	1.375%	9/14/30	500	401
	Unilever Capital Corp.	1.750%	8/12/31	500	404
	Unilever Capital Corp.	5.900%	11/15/32	800	875
[7]	Unilever Capital Corp.	2.625%	8/12/51	500	343
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,486
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,385
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	1,200	1,020
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,205	999
	Walmart Inc.	2.850%	7/8/24	1,150	1,122
	Walmart Inc.	2.650%	12/15/24	875	843
	Walmart Inc.	3.550%	6/26/25	1,275	1,242
	Walmart Inc.	3.900%	9/9/25	900	882
	Walmart Inc.	4.000%	4/15/26	240	236
	Walmart Inc.	3.050%	7/8/26	1,700	1,628
	Walmart Inc.	1.050%	9/17/26	462	413
	Walmart Inc.	3.900%	4/15/28	600	586
	Walmart Inc.	1.500%	9/22/28	675	586
	Walmart Inc.	3.250%	7/8/29	1,633	1,532
	Walmart Inc.	2.375%	9/24/29	175	155
	Walmart Inc.	4.000%	4/15/30	250	243
	Walmart Inc.	1.800%	9/22/31	462	384
	Walmart Inc.	4.150%	9/9/32	1,000	986
	Walmart Inc.	4.100%	4/15/33	1,000	971
	Walmart Inc.	5.250%	9/1/35	820	875
	Walmart Inc.	6.200%	4/15/38	570	657
	Walmart Inc.	3.950%	6/28/38	2,175	2,007
	Walmart Inc.	5.625%	4/1/40	312	340
	Walmart Inc.	5.000%	10/25/40	235	240
	Walmart Inc.	4.000%	4/11/43	1,920	1,717
	Walmart Inc.	3.625%	12/15/47	1,300	1,097
	Walmart Inc.	4.050%	6/29/48	1,256	1,161
	Walmart Inc.	2.950%	9/24/49	720	538
	Walmart Inc.	2.650%	9/22/51	700	498
	Walmart Inc.	4.500%	9/9/52	800	781
	Walmart Inc.	4.500%	4/15/53	1,000	975
					344,725

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy (0.7%)
	Apache Corp.	4.375%	10/15/28	72	66
	Apache Corp.	4.250%	1/15/30	204	182
	Apache Corp.	6.000%	1/15/37	355	319
	Apache Corp.	5.100%	9/1/40	912	743
	Apache Corp.	5.250%	2/1/42	192	151
	Apache Corp.	4.750%	4/15/43	346	255
	Apache Corp.	5.350%	7/1/49	313	244
	Baker Hughes Holdings LLC	2.061%	12/15/26	500	451
	Baker Hughes Holdings LLC	3.337%	12/15/27	1,050	973
	Baker Hughes Holdings LLC	3.138%	11/7/29	450	402
	Baker Hughes Holdings LLC	5.125%	9/15/40	1,020	990
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,269	1,029
	Boardwalk Pipelines LP	4.950%	12/15/24	945	929
	Boardwalk Pipelines LP	5.950%	6/1/26	425	428
	Boardwalk Pipelines LP	4.800%	5/3/29	100	96
	Boardwalk Pipelines LP	3.600%	9/1/32	500	425
	BP Capital Markets America Inc.	3.796%	9/21/25	1,614	1,573
	BP Capital Markets America Inc.	3.410%	2/11/26	800	769
[7]	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,666
[7]	BP Capital Markets America Inc.	3.017%	1/16/27	1,800	1,694
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	1,725
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,425
	BP Capital Markets America Inc.	1.749%	8/10/30	900	737
	BP Capital Markets America Inc.	2.721%	1/12/32	900	765
	BP Capital Markets America Inc.	4.812%	2/13/33	1,900	1,874
	BP Capital Markets America Inc.	4.893%	9/11/33	998	988
	BP Capital Markets America Inc.	3.060%	6/17/41	1,000	759
	BP Capital Markets America Inc.	3.000%	2/24/50	2,200	1,536
	BP Capital Markets America Inc.	2.772%	11/10/50	1,450	963
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,301
	BP Capital Markets America Inc.	3.001%	3/17/52	1,200	830
	BP Capital Markets America Inc.	3.379%	2/8/61	1,900	1,353
	BP Capital Markets plc	3.279%	9/19/27	2,135	2,013
	BP Capital Markets plc	3.723%	11/28/28	685	648
	Burlington Resources LLC	7.400%	12/1/31	600	694
	Canadian Natural Resources Ltd.	3.900%	2/1/25	500	484
	Canadian Natural Resources Ltd.	2.050%	7/15/25	400	373
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	1,889
	Canadian Natural Resources Ltd.	2.950%	7/15/30	500	430
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	517
	Canadian Natural Resources Ltd.	6.450%	6/30/33	400	413
	Canadian Natural Resources Ltd.	5.850%	2/1/35	700	681
	Canadian Natural Resources Ltd.	6.500%	2/15/37	350	356
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	1,019
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	339
[7]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	81
	Cenovus Energy Inc.	4.250%	4/15/27	350	335
	Cenovus Energy Inc.	2.650%	1/15/32	450	363
	Cenovus Energy Inc.	5.250%	6/15/37	750	692
	Cenovus Energy Inc.	6.800%	9/15/37	300	312
	Cenovus Energy Inc.	6.750%	11/15/39	678	714
	Cenovus Energy Inc.	5.400%	6/15/47	575	521
	Cenovus Energy Inc.	3.750%	2/15/52	700	497
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	1,750	1,743
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,050	1,033
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	1,043
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	600	473
	Cheniere Energy Inc.	4.625%	10/15/28	1,193	1,116
	Cheniere Energy Partners LP	4.500%	10/1/29	1,300	1,194
	Cheniere Energy Partners LP	4.000%	3/1/31	1,629	1,435
	Cheniere Energy Partners LP	3.250%	1/31/32	1,500	1,238
[11]	Cheniere Energy Partners LP	5.950%	6/30/33	417	419
	Chevron Corp.	1.554%	5/11/25	3,150	2,954
	Chevron Corp.	3.326%	11/17/25	200	193
	Chevron Corp.	1.995%	5/11/27	500	454
	Chevron Corp.	2.236%	5/11/30	2,200	1,918
	Chevron Corp.	3.078%	5/11/50	900	671
	Chevron USA Inc.	0.687%	8/12/25	500	457
	Chevron USA Inc.	1.018%	8/12/27	500	435
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chevron USA Inc.	3.850%	1/15/28	450	439
	Chevron USA Inc.	3.250%	10/15/29	1,000	926
	Chevron USA Inc.	5.250%	11/15/43	450	458
	Chevron USA Inc.	2.343%	8/12/50	500	320
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	970	862
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	600	439
	CNOOC Finance 2014 ULC	4.875%	4/30/44	200	192
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,125	1,105
	CNOOC Petroleum North America ULC	7.875%	3/15/32	800	958
	CNOOC Petroleum North America ULC	5.875%	3/10/35	500	529
	CNOOC Petroleum North America ULC	6.400%	5/15/37	1,075	1,192
	CNOOC Petroleum North America ULC	7.500%	7/30/39	400	493
	Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,022
	Columbia Pipeline Group Inc.	5.800%	6/1/45	672	664
	ConocoPhillips	4.300%	8/15/28	475	463
	ConocoPhillips	2.400%	2/15/31	500	413
	ConocoPhillips	5.900%	10/15/32	400	430
	ConocoPhillips	5.900%	5/15/38	1,255	1,333
	ConocoPhillips	6.500%	2/1/39	975	1,124
	ConocoPhillips	4.875%	10/1/47	777	737
	ConocoPhillips Co.	2.400%	3/7/25	55	52
	ConocoPhillips Co.	6.950%	4/15/29	656	722
	ConocoPhillips Co.	3.758%	3/15/42	719	605
	ConocoPhillips Co.	4.300%	11/15/44	750	662
	ConocoPhillips Co.	3.800%	3/15/52	500	406
	ConocoPhillips Co.	5.300%	5/15/53	445	453
	ConocoPhillips Co.	4.025%	3/15/62	1,675	1,366
	Continental Resources Inc.	4.375%	1/15/28	600	563
	Continental Resources Inc.	4.900%	6/1/44	250	194
	Coterra Energy Inc.	3.900%	5/15/27	700	661
	Coterra Energy Inc.	4.375%	3/15/29	600	560
	DCP Midstream Operating LP	5.375%	7/15/25	254	252
	DCP Midstream Operating LP	5.625%	7/15/27	195	195
	DCP Midstream Operating LP	5.125%	5/15/29	465	455
	DCP Midstream Operating LP	3.250%	2/15/32	263	223
	DCP Midstream Operating LP	5.600%	4/1/44	400	379
	Devon Energy Corp.	5.250%	9/15/24	600	595
	Devon Energy Corp.	5.850%	12/15/25	300	302
	Devon Energy Corp.	5.250%	10/15/27	360	355
	Devon Energy Corp.	5.875%	6/15/28	260	259
	Devon Energy Corp.	4.500%	1/15/30	518	488
	Devon Energy Corp.	7.875%	9/30/31	590	667
	Devon Energy Corp.	7.950%	4/15/32	245	282
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,233
	Devon Energy Corp.	4.750%	5/15/42	250	211
	Devon Energy Corp.	5.000%	6/15/45	700	607
	Diamondback Energy Inc.	3.250%	12/1/26	700	658
	Diamondback Energy Inc.	3.500%	12/1/29	1,100	991
	Diamondback Energy Inc.	3.125%	3/24/31	875	749
	Diamondback Energy Inc.	6.250%	3/15/33	750	777
	Diamondback Energy Inc.	4.400%	3/24/51	500	397
	Diamondback Energy Inc.	4.250%	3/15/52	700	539
	Diamondback Energy Inc.	6.250%	3/15/53	550	558
[7]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	83	80
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	1,000	872
[7]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	325	284
[7]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	400	336
[7]	Enbridge Energy Partners LP	7.500%	4/15/38	300	338
	Enbridge Energy Partners LP	5.500%	9/15/40	575	543
	Enbridge Energy Partners LP	7.375%	10/15/45	800	920
	Enbridge Inc.	2.500%	1/15/25	715	681
	Enbridge Inc.	2.500%	2/14/25	250	238
	Enbridge Inc.	1.600%	10/4/26	500	446
	Enbridge Inc.	4.250%	12/1/26	550	531
	Enbridge Inc.	3.125%	11/15/29	825	729
	Enbridge Inc.	5.700%	3/8/33	1,200	1,217

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	2.500%	8/1/33	900	706
	Enbridge Inc.	4.500%	6/10/44	925	770
	Enbridge Inc.	5.500%	12/1/46	300	286
	Enbridge Inc.	4.000%	11/15/49	325	252
	Enbridge Inc.	3.400%	8/1/51	1,000	699
	Energy Transfer LP	4.050%	3/15/25	2,091	2,034
	Energy Transfer LP	2.900%	5/15/25	375	356
	Energy Transfer LP	5.950%	12/1/25	1,878	1,881
	Energy Transfer LP	4.750%	1/15/26	300	293
	Energy Transfer LP	4.400%	3/15/27	800	766
[7]	Energy Transfer LP	5.500%	6/1/27	1,000	996
	Energy Transfer LP	5.550%	2/15/28	300	300
	Energy Transfer LP	4.950%	5/15/28	800	775
	Energy Transfer LP	5.250%	4/15/29	1,300	1,269
	Energy Transfer LP	4.150%	9/15/29	550	507
	Energy Transfer LP	3.750%	5/15/30	1,775	1,605
	Energy Transfer LP	5.750%	2/15/33	400	403
	Energy Transfer LP	4.900%	3/15/35	250	230
	Energy Transfer LP	6.625%	10/15/36	350	359
[7]	Energy Transfer LP	5.800%	6/15/38	1,080	1,030
	Energy Transfer LP	7.500%	7/1/38	800	876
	Energy Transfer LP	6.050%	6/1/41	875	844
	Energy Transfer LP	6.500%	2/1/42	300	303
	Energy Transfer LP	5.150%	2/1/43	425	362
	Energy Transfer LP	5.300%	4/1/44	950	819
	Energy Transfer LP	5.000%	5/15/44	450	379
	Energy Transfer LP	5.150%	3/15/45	150	129
	Energy Transfer LP	5.350%	5/15/45	725	633
	Energy Transfer LP	6.125%	12/15/45	1,050	1,000
	Energy Transfer LP	5.300%	4/15/47	1,705	1,486
	Energy Transfer LP	5.400%	10/1/47	365	323
	Energy Transfer LP	6.000%	6/15/48	1,350	1,282
	Energy Transfer LP	6.250%	4/15/49	1,200	1,172
	Energy Transfer LP	5.000%	5/15/50	1,900	1,605
	Enterprise Products Operating LLC	3.750%	2/15/25	825	803
	Enterprise Products Operating LLC	5.050%	1/10/26	300	300
	Enterprise Products Operating LLC	3.700%	2/15/26	400	386
	Enterprise Products Operating LLC	3.125%	7/31/29	1,550	1,391
	Enterprise Products Operating LLC	2.800%	1/31/30	1,226	1,075
[7]	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,549
	Enterprise Products Operating LLC	7.550%	4/15/38	300	346
	Enterprise Products Operating LLC	5.950%	2/1/41	470	491
	Enterprise Products Operating LLC	4.850%	8/15/42	850	782
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	881
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,641
	Enterprise Products Operating LLC	5.100%	2/15/45	982	937
	Enterprise Products Operating LLC	4.900%	5/15/46	500	461
	Enterprise Products Operating LLC	4.250%	2/15/48	1,550	1,314
	Enterprise Products Operating LLC	4.800%	2/1/49	1,000	916
	Enterprise Products Operating LLC	4.200%	1/31/50	1,100	922
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	767
	Enterprise Products Operating LLC	3.200%	2/15/52	500	352
	Enterprise Products Operating LLC	3.300%	2/15/53	950	680
	Enterprise Products Operating LLC	4.950%	10/15/54	300	273
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	3.950%	1/31/60	1,100	848
[7]	Enterprise Products Operating LLC	5.250%	8/16/77	400	350
[7]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,014
	EOG Resources Inc.	4.150%	1/15/26	600	588
	EOG Resources Inc.	4.950%	4/15/50	700	691
	EQT Corp.	6.125%	2/1/25	332	330
	EQT Corp.	3.900%	10/1/27	900	835
	EQT Corp.	5.700%	4/1/28	550	545
	EQT Corp.	7.000%	2/1/30	1,000	1,047
	Exxon Mobil Corp.	2.992%	3/19/25	5,775	5,566
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,291
	Exxon Mobil Corp.	2.275%	8/16/26	400	371
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,056
	Exxon Mobil Corp.	2.440%	8/16/29	1,000	890
	Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,337
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,647
	Exxon Mobil Corp.	2.995%	8/16/39	1,065	844
	Exxon Mobil Corp.	4.227%	3/19/40	1,850	1,704
	Exxon Mobil Corp.	3.567%	3/6/45	750	611
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	880
	Exxon Mobil Corp.	3.095%	8/16/49	1,269	932
	Exxon Mobil Corp.	4.327%	3/19/50	2,300	2,089
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	2,029
	Halliburton Co.	3.800%	11/15/25	354	342
	Halliburton Co.	4.850%	11/15/35	1,000	942
	Halliburton Co.	6.700%	9/15/38	1,070	1,174
	Halliburton Co.	4.500%	11/15/41	675	574
	Halliburton Co.	4.750%	8/1/43	725	635
	Halliburton Co.	5.000%	11/15/45	1,709	1,547
	Helmerich & Payne Inc.	2.900%	9/29/31	565	456
	Hess Corp.	3.500%	7/15/24	245	239
	Hess Corp.	4.300%	4/1/27	1,000	961
	Hess Corp.	7.300%	8/15/31	485	532
	Hess Corp.	7.125%	3/15/33	415	454
	Hess Corp.	5.600%	2/15/41	1,100	1,052
	Hess Corp.	5.800%	4/1/47	500	486
	HF Sinclair Corp.	5.875%	4/1/26	860	863
	HF Sinclair Corp.	4.500%	10/1/30	400	355
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	833
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	191
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	296
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	411
[7]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	360
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	1,660
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,308
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	334
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,822	1,513
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	431
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	456
	Kinder Morgan Inc.	4.300%	6/1/25	817	797
	Kinder Morgan Inc.	1.750%	11/15/26	500	443
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,034
	Kinder Morgan Inc.	2.000%	2/15/31	500	397
[7]	Kinder Morgan Inc.	7.800%	8/1/31	330	373
[7]	Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,157
	Kinder Morgan Inc.	4.800%	2/1/33	500	473
	Kinder Morgan Inc.	5.200%	6/1/33	1,300	1,259
	Kinder Morgan Inc.	5.300%	12/1/34	1,325	1,280
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,268
	Kinder Morgan Inc.	5.050%	2/15/46	200	171
	Kinder Morgan Inc.	3.250%	8/1/50	500	322

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kinder Morgan Inc.	3.600%	2/15/51	1,325	916
Magellan Midstream Partners LP	5.000%	3/1/26	450	446
Magellan Midstream Partners LP	3.250%	6/1/30	500	441
Magellan Midstream Partners LP	5.150%	10/15/43	350	297
Magellan Midstream Partners LP	4.250%	9/15/46	300	222
Magellan Midstream Partners LP	4.200%	10/3/47	725	539
Magellan Midstream Partners LP	4.850%	2/1/49	200	163
Magellan Midstream Partners LP	3.950%	3/1/50	625	447
Marathon Oil Corp.	4.400%	7/15/27	1,350	1,289
Marathon Oil Corp.	6.800%	3/15/32	530	548
Marathon Oil Corp.	6.600%	10/1/37	650	648
Marathon Oil Corp.	5.200%	6/1/45	200	169
Marathon Petroleum Corp.	4.700%	5/1/25	800	785
Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,026
Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,072
Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,106
Marathon Petroleum Corp.	4.750%	9/15/44	200	167
Marathon Petroleum Corp.	4.500%	4/1/48	900	712
Marathon Petroleum Corp.	5.000%	9/15/54	325	268
MPLX LP	4.875%	12/1/24	838	826
MPLX LP	4.875%	6/1/25	3,085	3,033
MPLX LP	1.750%	3/1/26	600	545
MPLX LP	4.250%	12/1/27	1,010	961
MPLX LP	4.000%	3/15/28	950	895
MPLX LP	4.800%	2/15/29	500	483
MPLX LP	2.650%	8/15/30	2,000	1,675
MPLX LP	4.950%	9/1/32	571	545
MPLX LP	5.000%	3/1/33	1,000	959
MPLX LP	4.500%	4/15/38	1,575	1,357
MPLX LP	5.200%	3/1/47	1,950	1,713
MPLX LP	5.200%	12/1/47	500	438
MPLX LP	4.700%	4/15/48	800	659
MPLX LP	5.500%	2/15/49	1,775	1,617
MPLX LP	5.650%	3/1/53	500	467
NOV Inc.	3.600%	12/1/29	500	446
NOV Inc.	3.950%	12/1/42	800	589
Occidental Petroleum Corp.	5.875%	9/1/25	492	490
Occidental Petroleum Corp.	5.500%	12/1/25	375	372
Occidental Petroleum Corp.	5.550%	3/15/26	691	682
Occidental Petroleum Corp.	8.500%	7/15/27	397	429
Occidental Petroleum Corp.	6.375%	9/1/28	448	457
Occidental Petroleum Corp.	8.875%	7/15/30	811	932
Occidental Petroleum Corp.	6.625%	9/1/30	1,176	1,222
Occidental Petroleum Corp.	6.125%	1/1/31	926	940
Occidental Petroleum Corp.	7.500%	5/1/31	704	769
Occidental Petroleum Corp.	7.875%	9/15/31	392	437
Occidental Petroleum Corp.	6.450%	9/15/36	1,388	1,429
Occidental Petroleum Corp.	7.950%	6/15/39	198	225
Occidental Petroleum Corp.	6.200%	3/15/40	588	582
Occidental Petroleum Corp.	6.600%	3/15/46	905	934
Occidental Petroleum Corp.	4.400%	4/15/46	344	270
Occidental Petroleum Corp.	4.200%	3/15/48	244	182
ONEOK Inc.	2.750%	9/1/24	200	193
ONEOK Inc.	4.000%	7/13/27	1,150	1,078
ONEOK Inc.	4.550%	7/15/28	800	759
ONEOK Inc.	3.400%	9/1/29	1,810	1,582
ONEOK Inc.	3.100%	3/15/30	1,000	859
ONEOK Inc.	6.350%	1/15/31	1,000	1,029
ONEOK Inc.	4.950%	7/13/47	775	639
ONEOK Inc.	5.200%	7/15/48	650	556
ONEOK Inc.	4.450%	9/1/49	800	608
ONEOK Inc.	4.500%	3/15/50	400	305
ONEOK Partners LP	4.900%	3/15/25	450	443
ONEOK Partners LP	6.650%	10/1/36	360	370
ONEOK Partners LP	6.850%	10/15/37	300	309
ONEOK Partners LP	6.125%	2/1/41	1,340	1,296
Ovintiv Exploration Inc.	5.375%	1/1/26	100	99
Ovintiv Inc.	5.650%	5/15/28	560	550
Ovintiv Inc.	7.375%	11/1/31	450	482
Ovintiv Inc.	6.250%	7/15/33	400	395
Ovintiv Inc.	6.500%	8/15/34	700	703
Ovintiv Inc.	6.625%	8/15/37	1,000	987
Ovintiv Inc.	7.100%	7/15/53	400	411
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66	3.850%	4/9/25	600	584
	Phillips 66	1.300%	2/15/26	500	452
	Phillips 66	3.900%	3/15/28	600	570
	Phillips 66	2.150%	12/15/30	800	653
	Phillips 66	4.650%	11/15/34	1,000	945
	Phillips 66	4.875%	11/15/44	1,750	1,613
	Phillips 66	3.300%	3/15/52	900	619
	Phillips 66 Co.	2.450%	12/15/24	250	238
	Phillips 66 Co.	3.605%	2/15/25	600	579
	Phillips 66 Co.	3.550%	10/1/26	425	399
	Phillips 66 Co.	4.950%	12/1/27	200	198
	Phillips 66 Co.	3.750%	3/1/28	400	375
	Phillips 66 Co.	3.150%	12/15/29	250	218
	Phillips 66 Co.	5.300%	6/30/33	350	349
	Phillips 66 Co.	4.680%	2/15/45	1,080	922
	Pioneer Natural Resources Co.	1.125%	1/15/26	500	451
	Pioneer Natural Resources Co.	1.900%	8/15/30	1,025	832
	Pioneer Natural Resources Co.	2.150%	1/15/31	975	798
	Plains All American Pipeline LP	3.600%	11/1/24	2,155	2,086
	Plains All American Pipeline LP	4.650%	10/15/25	600	585
	Plains All American Pipeline LP	4.500%	12/15/26	350	339
	Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,057
	Plains All American Pipeline LP	3.800%	9/15/30	525	466
	Plains All American Pipeline LP	6.650%	1/15/37	500	506
	Plains All American Pipeline LP	5.150%	6/1/42	500	416
	Plains All American Pipeline LP	4.700%	6/15/44	500	391
	Plains All American Pipeline LP	4.900%	2/15/45	650	526
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	3,225	3,214
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,200	1,210
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,575
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,000	948
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,500	2,378
[11]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	500	504
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	600	552
	Schlumberger Investment SA	4.500%	5/15/28	400	394
	Schlumberger Investment SA	2.650%	6/26/30	1,300	1,138
	Schlumberger Investment SA	4.850%	5/15/33	200	197
	Shell International Finance BV	2.000%	11/7/24	925	886
	Shell International Finance BV	3.250%	5/11/25	2,625	2,538
	Shell International Finance BV	2.875%	5/10/26	1,300	1,239
	Shell International Finance BV	2.500%	9/12/26	505	471
	Shell International Finance BV	3.875%	11/13/28	1,300	1,258
	Shell International Finance BV	2.375%	11/7/29	1,450	1,271
	Shell International Finance BV	2.750%	4/6/30	1,405	1,257
	Shell International Finance BV	4.125%	5/11/35	2,125	1,977
	Shell International Finance BV	6.375%	12/15/38	1,320	1,479
	Shell International Finance BV	5.500%	3/25/40	700	733
	Shell International Finance BV	2.875%	11/26/41	500	373
	Shell International Finance BV	3.625%	8/21/42	525	435
	Shell International Finance BV	4.550%	8/12/43	1,100	1,019
	Shell International Finance BV	4.375%	5/11/45	2,900	2,613
	Shell International Finance BV	4.000%	5/10/46	2,000	1,703
	Shell International Finance BV	3.125%	11/7/49	1,400	1,020
	Shell International Finance BV	3.250%	4/6/50	1,735	1,296
	Shell International Finance BV	3.000%	11/26/51	950	673
	Spectra Energy Partners LP	3.500%	3/15/25	1,666	1,604
	Spectra Energy Partners LP	3.375%	10/15/26	950	893
	Spectra Energy Partners LP	5.950%	9/25/43	400	393
	Spectra Energy Partners LP	4.500%	3/15/45	220	181
	Suncor Energy Inc.	7.150%	2/1/32	500	540
	Suncor Energy Inc.	6.800%	5/15/38	700	745
	Suncor Energy Inc.	6.500%	6/15/38	1,690	1,758
	Suncor Energy Inc.	4.000%	11/15/47	700	542
	Suncor Energy Inc.	3.750%	3/4/51	700	513
	Targa Resources Corp.	4.200%	2/1/33	950	842
	Targa Resources Corp.	6.125%	3/15/33	431	441
	Targa Resources Corp.	4.950%	4/15/52	1,200	992
	Targa Resources Corp.	6.250%	7/1/52	250	246
	Targa Resources Corp.	6.500%	2/15/53	500	512
	Targa Resources Partners LP	6.500%	7/15/27	300	300
	Targa Resources Partners LP	5.000%	1/15/28	600	575
	Targa Resources Partners LP	6.875%	1/15/29	600	612

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Partners LP	5.500%	3/1/30	900	866
	Targa Resources Partners LP	4.875%	2/1/31	900	832
	Targa Resources Partners LP	4.000%	1/15/32	940	815
	TC PipeLines LP	3.900%	5/25/27	200	190
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	272
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	527
	TotalEnergies Capital International SA	2.434%	1/10/25	700	671
	TotalEnergies Capital International SA	3.455%	2/19/29	425	397
	TotalEnergies Capital International SA	3.127%	5/29/50	2,300	1,670
	TotalEnergies Capital International SA	3.386%	6/29/60	500	367
	TransCanada PipeLines Ltd.	1.000%	10/12/24	800	752
	TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,622
	TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	1,767
	TransCanada PipeLines Ltd.	2.500%	10/12/31	700	566
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,000	918
	TransCanada PipeLines Ltd.	5.850%	3/15/36	625	624
	TransCanada PipeLines Ltd.	6.200%	10/15/37	850	884
	TransCanada PipeLines Ltd.	4.750%	5/15/38	500	447
	TransCanada PipeLines Ltd.	7.250%	8/15/38	600	669
	TransCanada PipeLines Ltd.	6.100%	6/1/40	830	849
	TransCanada PipeLines Ltd.	5.000%	10/16/43	850	759
	TransCanada PipeLines Ltd.	4.875%	5/15/48	1,600	1,434
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	282
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	700	622
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	340
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	500	388
	Valero Energy Corp.	2.150%	9/15/27	517	458
	Valero Energy Corp.	4.350%	6/1/28	315	301
	Valero Energy Corp.	2.800%	12/1/31	400	329
	Valero Energy Corp.	7.500%	4/15/32	850	960
	Valero Energy Corp.	6.625%	6/15/37	1,355	1,455
	Valero Energy Corp.	3.650%	12/1/51	875	613
	Valero Energy Corp.	4.000%	6/1/52	500	377
	Valero Energy Partners LP	4.500%	3/15/28	400	385
	Western Midstream Operating LP	3.350%	2/1/25	500	478
	Western Midstream Operating LP	4.750%	8/15/28	229	218
	Western Midstream Operating LP	4.300%	2/1/30	956	861
	Western Midstream Operating LP	6.150%	4/1/33	609	613
	Western Midstream Operating LP	5.450%	4/1/44	390	331
	Western Midstream Operating LP	5.300%	3/1/48	790	661
	Western Midstream Operating LP	5.500%	2/1/50	1,100	913
	Williams Cos. Inc.	3.900%	1/15/25	1,775	1,725
	Williams Cos. Inc.	4.000%	9/15/25	1,125	1,087
	Williams Cos. Inc.	5.400%	3/2/26	200	200
	Williams Cos. Inc.	3.750%	6/15/27	1,325	1,251
	Williams Cos. Inc.	3.500%	11/15/30	1,100	986
	Williams Cos. Inc.	2.600%	3/15/31	1,000	829
	Williams Cos. Inc.	4.650%	8/15/32	487	461
	Williams Cos. Inc.	5.650%	3/15/33	400	405
	Williams Cos. Inc.	6.300%	4/15/40	990	1,040
	Williams Cos. Inc.	5.800%	11/15/43	925	898
	Williams Cos. Inc.	5.400%	3/4/44	800	739
	Williams Cos. Inc.	5.750%	6/24/44	600	585
	Williams Cos. Inc.	4.900%	1/15/45	725	634
	Williams Cos. Inc.	5.100%	9/15/45	900	811
	Williams Cos. Inc.	4.850%	3/1/48	675	587
	Williams Cos. Inc.	3.500%	10/15/51	400	277
	Williams Cos. Inc.	5.300%	8/15/52	400	370
					353,438
Financials (2.9%)
	ACE Capital Trust II	9.700%	4/1/30	75	90
[7]	Aegon NV	5.500%	4/11/48	585	557
	AerCap Ireland Capital DAC	1.650%	10/29/24	3,500	3,288
	AerCap Ireland Capital DAC	6.500%	7/15/25	3,763	3,785
	AerCap Ireland Capital DAC	4.450%	10/1/25	500	481
	AerCap Ireland Capital DAC	1.750%	1/30/26	500	449
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,000	2,868
	AerCap Ireland Capital DAC	2.450%	10/29/26	3,500	3,129
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	803
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	476
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	920
	AerCap Ireland Capital DAC	5.750%	6/6/28	600	595
	AerCap Ireland Capital DAC	3.000%	10/29/28	4,000	3,469
	AerCap Ireland Capital DAC	3.300%	1/30/32	4,000	3,270
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,000	2,283
	Affiliated Managers Group Inc.	3.500%	8/1/25	725	686
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	422
	Aflac Inc.	2.875%	10/15/26	884	819
	Aflac Inc.	3.600%	4/1/30	1,000	920
	Aflac Inc.	4.000%	10/15/46	150	120
	Aflac Inc.	4.750%	1/15/49	1,080	1,008
	Air Lease Corp.	0.800%	8/18/24	500	471
	Air Lease Corp.	4.250%	9/15/24	475	464
[7]	Air Lease Corp.	2.300%	2/1/25	1,175	1,106
	Air Lease Corp.	3.250%	3/1/25	600	573
	Air Lease Corp.	3.375%	7/1/25	750	709
	Air Lease Corp.	1.875%	8/15/26	750	667
	Air Lease Corp.	2.200%	1/15/27	600	531
	Air Lease Corp.	3.625%	4/1/27	200	185
	Air Lease Corp.	3.625%	12/1/27	1,000	914
	Air Lease Corp.	2.100%	9/1/28	500	416
	Air Lease Corp.	4.625%	10/1/28	300	282
	Air Lease Corp.	3.250%	10/1/29	595	516
[7]	Air Lease Corp.	3.000%	2/1/30	625	523
	Air Lease Corp.	3.125%	12/1/30	1,250	1,042
[7]	Air Lease Corp.	2.875%	1/15/32	600	483
	Aircastle Ltd.	4.250%	6/15/26	500	471
	Alleghany Corp.	4.900%	9/15/44	300	279
	Alleghany Corp.	3.250%	8/15/51	1,250	895
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	334
	Allstate Corp.	3.280%	12/15/26	400	377
	Allstate Corp.	1.450%	12/15/30	500	388
	Allstate Corp.	5.250%	3/30/33	400	399
	Allstate Corp.	5.550%	5/9/35	105	107
	Allstate Corp.	4.500%	6/15/43	725	623
	Allstate Corp.	4.200%	12/15/46	600	491
	Allstate Corp.	3.850%	8/10/49	400	311
[7]	Allstate Corp.	6.500%	5/15/57	650	633
	Ally Financial Inc.	5.125%	9/30/24	550	540
	Ally Financial Inc.	5.800%	5/1/25	600	590
	Ally Financial Inc.	4.750%	6/9/27	500	465
	Ally Financial Inc.	7.100%	11/15/27	500	504
	Ally Financial Inc.	6.992%	6/13/29	600	593
[7]	Ally Financial Inc.	8.000%	11/1/31	2,308	2,394
	American Equity Investment Life Holding Co.	5.000%	6/15/27	300	289
	American Express Co.	2.500%	7/30/24	1,065	1,030
	American Express Co.	3.000%	10/30/24	1,200	1,161
	American Express Co.	3.625%	12/5/24	1,404	1,364
	American Express Co.	4.200%	11/6/25	1,212	1,181
	American Express Co.	4.900%	2/13/26	1,100	1,089
	American Express Co.	4.990%	5/1/26	825	816
	American Express Co.	2.550%	3/4/27	5,316	4,844
	American Express Co.	3.300%	5/3/27	1,960	1,831
	American Express Co.	4.420%	8/3/33	1,500	1,414
	American Express Co.	5.043%	5/1/34	892	872
	American Express Co.	4.050%	12/3/42	621	540
	American Financial Group Inc.	5.250%	4/2/30	356	348
	American Financial Group Inc.	4.500%	6/15/47	500	408
	American International Group Inc.	2.500%	6/30/25	1,203	1,134
	American International Group Inc.	3.900%	4/1/26	500	481
	American International Group Inc.	4.200%	4/1/28	450	433
	American International Group Inc.	4.250%	3/15/29	300	282
	American International Group Inc.	3.400%	6/30/30	1,115	988
	American International Group Inc.	3.875%	1/15/35	400	345
	American International Group Inc.	4.700%	7/10/35	195	174
	American International Group Inc.	6.250%	5/1/36	600	624
	American International Group Inc.	4.500%	7/16/44	988	852
	American International Group Inc.	4.800%	7/10/45	200	179

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	4.750%	4/1/48	545	489
[7]	American International Group Inc.	5.750%	4/1/48	525	509
	American International Group Inc.	4.375%	6/30/50	500	423
	Ameriprise Financial Inc.	3.700%	10/15/24	350	341
	Ameriprise Financial Inc.	3.000%	4/2/25	3,459	3,296
	Ameriprise Financial Inc.	4.500%	5/13/32	500	479
	Ameriprise Financial Inc.	5.150%	5/15/33	650	646
[7]	Aon Corp.	8.205%	1/1/27	150	152
	Aon Corp.	2.850%	5/28/27	500	458
	Aon Corp.	4.500%	12/15/28	600	578
	Aon Corp.	3.750%	5/2/29	380	352
	Aon Corp.	2.800%	5/15/30	1,620	1,404
	Aon Corp.	2.050%	8/23/31	750	598
	Aon Corp.	5.350%	2/28/33	500	504
	Aon Corp.	6.250%	9/30/40	150	158
	Aon Corp.	2.900%	8/23/51	1,000	655
	Aon Corp.	3.900%	2/28/52	500	393
	Aon Global Ltd.	3.875%	12/15/25	300	289
	Aon Global Ltd.	4.600%	6/14/44	625	545
	Aon Global Ltd.	4.750%	5/15/45	695	620
	Arch Capital Finance LLC	4.011%	12/15/26	799	761
	Arch Capital Finance LLC	5.031%	12/15/46	100	89
	Arch Capital Group Ltd.	7.350%	5/1/34	500	567
	Arch Capital Group Ltd.	3.635%	6/30/50	975	718
	Arch Capital Group US Inc.	5.144%	11/1/43	275	250
	Ares Capital Corp.	4.250%	3/1/25	480	458
	Ares Capital Corp.	3.250%	7/15/25	967	895
	Ares Capital Corp.	3.875%	1/15/26	1,000	928
	Ares Capital Corp.	2.150%	7/15/26	1,320	1,146
	Ares Capital Corp.	2.875%	6/15/27	319	277
	Ares Capital Corp.	3.200%	11/15/31	500	382
	Arthur J Gallagher & Co.	2.400%	11/9/31	500	399
	Arthur J Gallagher & Co.	5.500%	3/2/33	500	502
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	358
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	319
	Arthur J Gallagher & Co.	5.750%	3/2/53	500	503
	Assurant Inc.	4.900%	3/27/28	400	383
	Assurant Inc.	6.750%	2/15/34	92	95
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	262	258
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	423
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	343
	Athene Holding Ltd.	4.125%	1/12/28	835	761
	Athene Holding Ltd.	3.500%	1/15/31	4,500	3,707
	Athene Holding Ltd.	3.450%	5/15/52	500	308
[9]	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	800	799
[7]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	241
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	875	871
	AXA SA	8.600%	12/15/30	540	651
[7]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	199
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,409
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	500	428
	Banco Santander SA	5.147%	8/18/25	900	885
	Banco Santander SA	5.179%	11/19/25	1,300	1,263
	Banco Santander SA	1.849%	3/25/26	1,000	895
	Banco Santander SA	4.250%	4/11/27	2,000	1,892
	Banco Santander SA	5.294%	8/18/27	900	883
	Banco Santander SA	3.800%	2/23/28	200	184
	Banco Santander SA	4.379%	4/12/28	1,200	1,131
	Banco Santander SA	3.306%	6/27/29	500	445
	Banco Santander SA	3.490%	5/28/30	1,000	871
	Banco Santander SA	2.749%	12/3/30	600	469
	Banco Santander SA	2.958%	3/25/31	1,000	826
[7]	Bank of America Corp.	4.200%	8/26/24	3,025	2,969
[7]	Bank of America Corp.	4.000%	1/22/25	4,240	4,125
[7]	Bank of America Corp.	3.950%	4/21/25	3,036	2,941
[7]	Bank of America Corp.	0.981%	9/25/25	500	470
[7]	Bank of America Corp.	3.093%	10/1/25	2,500	2,406
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Bank of America Corp.	2.456%	10/22/25	2,175	2,077
[7]	Bank of America Corp.	1.530%	12/6/25	5,250	4,914
[7]	Bank of America Corp.	3.366%	1/23/26	1,300	1,248
[7]	Bank of America Corp.	4.450%	3/3/26	7,252	7,055
[7]	Bank of America Corp.	3.384%	4/2/26	2,790	2,676
[7]	Bank of America Corp.	3.500%	4/19/26	830	797
[7]	Bank of America Corp.	1.319%	6/19/26	11,450	10,491
[7]	Bank of America Corp.	4.250%	10/22/26	1,500	1,448
[7]	Bank of America Corp.	1.197%	10/24/26	2,000	1,800
[7]	Bank of America Corp.	1.658%	3/11/27	3,500	3,151
[7]	Bank of America Corp.	3.559%	4/23/27	2,275	2,158
	Bank of America Corp.	1.734%	7/22/27	2,500	2,231
[7]	Bank of America Corp.	3.248%	10/21/27	2,225	2,073
[7]	Bank of America Corp.	3.824%	1/20/28	450	426
[7]	Bank of America Corp.	3.705%	4/24/28	1,400	1,314
[7]	Bank of America Corp.	3.593%	7/21/28	3,008	2,802
	Bank of America Corp.	6.204%	11/10/28	1,725	1,774
[7]	Bank of America Corp.	3.419%	12/20/28	6,357	5,844
[7]	Bank of America Corp.	3.970%	3/5/29	1,425	1,336
	Bank of America Corp.	5.202%	4/25/29	2,050	2,028
[7]	Bank of America Corp.	2.087%	6/14/29	6,000	5,126
[7]	Bank of America Corp.	4.271%	7/23/29	6,175	5,857
[7]	Bank of America Corp.	3.974%	2/7/30	500	463
[7]	Bank of America Corp.	3.194%	7/23/30	2,000	1,765
[7]	Bank of America Corp.	2.884%	10/22/30	4,175	3,596
[7]	Bank of America Corp.	2.496%	2/13/31	175	146
[7]	Bank of America Corp.	2.592%	4/29/31	6,000	5,042
[7]	Bank of America Corp.	1.922%	10/24/31	3,000	2,376
[7]	Bank of America Corp.	2.651%	3/11/32	1,500	1,242
	Bank of America Corp.	2.687%	4/22/32	4,575	3,790
	Bank of America Corp.	2.299%	7/21/32	7,500	5,996
	Bank of America Corp.	2.572%	10/20/32	1,000	814
[7]	Bank of America Corp.	5.015%	7/22/33	4,000	3,905
	Bank of America Corp.	5.288%	4/25/34	2,050	2,031
	Bank of America Corp.	2.482%	9/21/36	1,500	1,146
	Bank of America Corp.	6.110%	1/29/37	810	854
	Bank of America Corp.	3.846%	3/8/37	2,725	2,327
[7]	Bank of America Corp.	4.244%	4/24/38	1,100	966
	Bank of America Corp.	7.750%	5/14/38	1,700	2,025
[7]	Bank of America Corp.	4.078%	4/23/40	1,425	1,222
[7]	Bank of America Corp.	2.676%	6/19/41	4,895	3,438
[7]	Bank of America Corp.	5.875%	2/7/42	1,020	1,087
	Bank of America Corp.	3.311%	4/22/42	3,945	3,007
[7]	Bank of America Corp.	5.000%	1/21/44	1,595	1,536
[7]	Bank of America Corp.	4.875%	4/1/44	550	524
[7]	Bank of America Corp.	4.750%	4/21/45	350	319
[7]	Bank of America Corp.	4.443%	1/20/48	2,675	2,362
[7]	Bank of America Corp.	3.946%	1/23/49	1,175	950
[7]	Bank of America Corp.	4.330%	3/15/50	700	602
[7]	Bank of America Corp.	4.083%	3/20/51	5,500	4,551
[7]	Bank of America Corp.	2.831%	10/24/51	2,000	1,311
[7]	Bank of America Corp.	3.483%	3/13/52	1,000	743
	Bank of America Corp.	2.972%	7/21/52	1,500	1,018
[7]	Bank of America NA	6.000%	10/15/36	600	641
[7]	Bank of Montreal	0.625%	7/9/24	675	641
[7]	Bank of Montreal	4.250%	9/14/24	500	490
[7]	Bank of Montreal	1.500%	1/10/25	925	869
[7]	Bank of Montreal	1.850%	5/1/25	820	766
[7]	Bank of Montreal	3.700%	6/7/25	900	870
	Bank of Montreal	5.300%	6/5/26	600	599
[7]	Bank of Montreal	0.949%	1/22/27	1,000	892
[7]	Bank of Montreal	2.650%	3/8/27	700	641
[7]	Bank of Montreal	4.700%	9/14/27	500	489
	Bank of Montreal	5.203%	2/1/28	650	650
[7]	Bank of Montreal	3.803%	12/15/32	1,600	1,411
[7]	Bank of New York Mellon Corp.	3.250%	9/11/24	600	583
[7]	Bank of New York Mellon Corp.	3.950%	11/18/25	742	715
[7]	Bank of New York Mellon Corp.	5.224%	11/21/25	875	870
[7]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,561	3,342
[7]	Bank of New York Mellon Corp.	5.148%	5/22/26	350	349
	Bank of New York Mellon Corp.	4.414%	7/24/26	800	783
[7]	Bank of New York Mellon Corp.	2.450%	8/17/26	969	893
[7]	Bank of New York Mellon Corp.	2.050%	1/26/27	340	306

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of New York Mellon Corp.	4.947%	4/26/27	825	814
[7]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,404
[7]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	561
[7]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,130
[7]	Bank of New York Mellon Corp.	5.802%	10/25/28	650	662
[7]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	897
	Bank of New York Mellon Corp.	4.543%	2/1/29	650	633
[7]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	449
	Bank of New York Mellon Corp.	2.500%	1/26/32	280	230
[7]	Bank of New York Mellon Corp.	4.289%	6/13/33	5,000	4,730
[7]	Bank of New York Mellon Corp.	5.834%	10/25/33	650	678
	Bank of New York Mellon Corp.	4.706%	2/1/34	350	336
[7]	Bank of New York Mellon Corp.	4.967%	4/26/34	825	805
	Bank of Nova Scotia	0.650%	7/31/24	550	521
	Bank of Nova Scotia	5.250%	12/6/24	875	868
	Bank of Nova Scotia	1.450%	1/10/25	500	469
	Bank of Nova Scotia	2.200%	2/3/25	3,575	3,381
[7]	Bank of Nova Scotia	3.450%	4/11/25	925	891
	Bank of Nova Scotia	1.300%	6/11/25	3,000	2,760
	Bank of Nova Scotia	5.450%	6/12/25	800	796
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,206
	Bank of Nova Scotia	2.700%	8/3/26	725	671
	Bank of Nova Scotia	1.300%	9/15/26	1,000	880
	Bank of Nova Scotia	1.950%	2/2/27	500	446
	Bank of Nova Scotia	5.250%	6/12/28	800	795
	Bank of Nova Scotia	2.450%	2/2/32	500	408
	Bank of Nova Scotia	4.588%	5/4/37	925	794
	BankUnited Inc.	4.875%	11/17/25	219	203
	Barclays plc	3.650%	3/16/25	3,000	2,876
	Barclays plc	4.375%	1/12/26	1,200	1,152
[7]	Barclays plc	2.852%	5/7/26	2,025	1,898
	Barclays plc	5.200%	5/12/26	1,260	1,216
	Barclays plc	5.304%	8/9/26	1,850	1,812
	Barclays plc	7.325%	11/2/26	1,500	1,535
	Barclays plc	5.829%	5/9/27	1,625	1,604
	Barclays plc	4.337%	1/10/28	1,000	942
	Barclays plc	4.836%	5/9/28	4,750	4,381
	Barclays plc	5.501%	8/9/28	1,225	1,196
	Barclays plc	7.385%	11/2/28	1,500	1,567
[7]	Barclays plc	4.972%	5/16/29	1,000	946
[7]	Barclays plc	5.088%	6/20/30	2,975	2,705
	Barclays plc	2.645%	6/24/31	1,000	802
	Barclays plc	2.667%	3/10/32	1,750	1,376
	Barclays plc	5.746%	8/9/33	845	816
	Barclays plc	7.437%	11/2/33	4,500	4,869
	Barclays plc	6.224%	5/9/34	514	512
	Barclays plc	3.564%	9/23/35	700	553
	Barclays plc	5.250%	8/17/45	500	464
	Barclays plc	4.950%	1/10/47	1,300	1,148
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,275
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	220	194
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	144
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	571
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	503
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	1,802
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,565	1,425
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	2,430	1,693
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	328
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,231	3,113
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	795
	BGC Partners Inc.	3.750%	10/1/24	425	401
[11]	BGC Partners Inc.	8.000%	5/25/28	500	483
	BlackRock Inc.	3.200%	3/15/27	550	521
	BlackRock Inc.	3.250%	4/30/29	1,000	929
	BlackRock Inc.	2.400%	4/30/30	1,250	1,083
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BlackRock Inc.	1.900%	1/28/31	915	751
	BlackRock Inc.	2.100%	2/25/32	950	767
	BlackRock Inc.	4.750%	5/25/33	825	811
	Blackstone Private Credit Fund	7.050%	9/29/25	500	499
	Blackstone Private Credit Fund	2.625%	12/15/26	1,442	1,232
	Blackstone Private Credit Fund	3.250%	3/15/27	725	626
	Blackstone Secured Lending Fund	3.625%	1/15/26	500	460
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	437
	Blackstone Secured Lending Fund	2.850%	9/30/28	750	615
[7]	BNP Paribas SA	4.250%	10/15/24	500	487
[11]	BNP Paribas SA	3.052%	1/13/31	1,175	1,002
[7]	BPCE SA	3.375%	12/2/26	250	233
	Brighthouse Financial Inc.	5.625%	5/15/30	500	483
	Brighthouse Financial Inc.	4.700%	6/22/47	487	371
	Brookfield Corp.	4.000%	1/15/25	658	639
	Brookfield Finance Inc.	4.250%	6/2/26	150	144
	Brookfield Finance Inc.	3.900%	1/25/28	1,000	927
	Brookfield Finance Inc.	4.850%	3/29/29	600	577
	Brookfield Finance Inc.	4.350%	4/15/30	320	296
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	982
	Brookfield Finance Inc.	4.700%	9/20/47	750	631
	Brookfield Finance Inc.	3.500%	3/30/51	250	166
	Brookfield Finance Inc.	3.625%	2/15/52	500	339
	Brookfield Finance LLC	3.450%	4/15/50	1,200	796
	Brown & Brown Inc.	4.200%	9/15/24	400	391
	Brown & Brown Inc.	4.500%	3/15/29	275	260
	Brown & Brown Inc.	2.375%	3/15/31	1,000	807
	Brown & Brown Inc.	4.200%	3/17/32	500	449
	Brown & Brown Inc.	4.950%	3/17/52	575	494
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	750	706
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	190	180
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	700	673
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	500	496
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	5,000	4,836
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	500	454
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,050	932
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	700	657
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	500	492
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	950	852
	Capital One Financial Corp.	3.300%	10/30/24	4,050	3,891
	Capital One Financial Corp.	4.250%	4/30/25	502	486
	Capital One Financial Corp.	4.200%	10/29/25	500	479
	Capital One Financial Corp.	2.636%	3/3/26	1,162	1,085
	Capital One Financial Corp.	3.750%	7/28/26	250	233
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,001
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,626
	Capital One Financial Corp.	1.878%	11/2/27	1,790	1,539
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,842
	Capital One Financial Corp.	5.468%	2/1/29	693	665
	Capital One Financial Corp.	3.273%	3/1/30	1,350	1,149
	Capital One Financial Corp.	5.817%	2/1/34	2,297	2,194
[7]	Capital One NA	2.280%	1/28/26	750	699
	Cboe Global Markets Inc.	3.650%	1/12/27	1,290	1,226
	Cboe Global Markets Inc.	1.625%	12/15/30	500	394
	Charles Schwab Corp.	4.200%	3/24/25	1,000	975
	Charles Schwab Corp.	3.625%	4/1/25	669	644
	Charles Schwab Corp.	3.850%	5/21/25	100	96
	Charles Schwab Corp.	0.900%	3/11/26	1,000	884
	Charles Schwab Corp.	1.150%	5/13/26	3,000	2,655
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,017
	Charles Schwab Corp.	2.450%	3/3/27	1,330	1,194
	Charles Schwab Corp.	3.300%	4/1/27	2,237	2,068

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	3.200%	1/25/28	400	364
	Charles Schwab Corp.	4.000%	2/1/29	440	413
	Charles Schwab Corp.	3.250%	5/22/29	475	420
	Charles Schwab Corp.	2.750%	10/1/29	300	255
	Charles Schwab Corp.	2.300%	5/13/31	1,000	797
	Charles Schwab Corp.	1.950%	12/1/31	1,550	1,177
	Charles Schwab Corp.	2.900%	3/3/32	725	599
	Chubb Corp.	6.000%	5/11/37	375	403
[7]	Chubb Corp.	6.500%	5/15/38	1,322	1,484
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,164	1,126
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,115
	Chubb INA Holdings Inc.	1.375%	9/15/30	2,500	1,985
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	202
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	194
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	724
	Chubb INA Holdings Inc.	2.850%	12/15/51	500	349
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,000	673
	CI Financial Corp.	3.200%	12/17/30	2,000	1,500
[7]	Cincinnati Financial Corp.	6.920%	5/15/28	300	321
	Cincinnati Financial Corp.	6.125%	11/1/34	275	289
	Citigroup Inc.	4.000%	8/5/24	725	712
	Citigroup Inc.	3.875%	3/26/25	3,544	3,424
	Citigroup Inc.	3.300%	4/27/25	275	265
	Citigroup Inc.	4.400%	6/10/25	1,600	1,555
	Citigroup Inc.	5.500%	9/13/25	1,000	994
	Citigroup Inc.	1.281%	11/3/25	1,500	1,405
	Citigroup Inc.	3.700%	1/12/26	400	384
	Citigroup Inc.	2.014%	1/25/26	1,500	1,411
	Citigroup Inc.	4.600%	3/9/26	975	944
[7]	Citigroup Inc.	3.106%	4/8/26	5,750	5,490
	Citigroup Inc.	3.400%	5/1/26	750	713
	Citigroup Inc.	5.610%	9/29/26	3,100	3,099
	Citigroup Inc.	3.200%	10/21/26	3,000	2,809
	Citigroup Inc.	4.300%	11/20/26	775	742
	Citigroup Inc.	4.450%	9/29/27	3,825	3,653
[7]	Citigroup Inc.	3.887%	1/10/28	7,499	7,103
	Citigroup Inc.	6.625%	1/15/28	800	845
[7]	Citigroup Inc.	3.070%	2/24/28	2,200	2,025
	Citigroup Inc.	4.658%	5/24/28	1,000	976
[7]	Citigroup Inc.	3.668%	7/24/28	2,675	2,504
	Citigroup Inc.	4.125%	7/25/28	425	400
[7]	Citigroup Inc.	3.520%	10/27/28	2,760	2,565
[7]	Citigroup Inc.	3.980%	3/20/30	2,000	1,852
[7]	Citigroup Inc.	2.976%	11/5/30	1,175	1,020
[7]	Citigroup Inc.	2.666%	1/29/31	175	148
[7]	Citigroup Inc.	4.412%	3/31/31	8,750	8,232
[7]	Citigroup Inc.	2.572%	6/3/31	2,500	2,085
	Citigroup Inc.	6.625%	6/15/32	750	793
	Citigroup Inc.	2.520%	11/3/32	2,000	1,612
	Citigroup Inc.	3.057%	1/25/33	750	626
	Citigroup Inc.	5.875%	2/22/33	200	203
	Citigroup Inc.	3.785%	3/17/33	2,600	2,296
	Citigroup Inc.	4.910%	5/24/33	1,000	967
	Citigroup Inc.	6.000%	10/31/33	525	540
	Citigroup Inc.	6.270%	11/17/33	5,000	5,306
	Citigroup Inc.	6.174%	5/25/34	1,000	1,007
	Citigroup Inc.	6.125%	8/25/36	1,699	1,733
[7]	Citigroup Inc.	3.878%	1/24/39	1,100	921
	Citigroup Inc.	8.125%	7/15/39	1,099	1,406
[7]	Citigroup Inc.	5.316%	3/26/41	4,950	4,846
	Citigroup Inc.	5.875%	1/30/42	800	840
	Citigroup Inc.	6.675%	9/13/43	500	539
	Citigroup Inc.	5.300%	5/6/44	750	694
	Citigroup Inc.	4.650%	7/30/45	1,200	1,064
	Citigroup Inc.	4.750%	5/18/46	825	707
	Citigroup Inc.	4.650%	7/23/48	1,480	1,341
	Citizens Bank NA	6.064%	10/24/25	650	617
[7]	Citizens Bank NA	3.750%	2/18/26	500	457
	Citizens Bank NA	4.575%	8/9/28	575	522
	Citizens Financial Group Inc.	2.850%	7/27/26	2,231	1,979
	Citizens Financial Group Inc.	2.500%	2/6/30	450	354
	Citizens Financial Group Inc.	4.300%	2/11/31	825	696
	Citizens Financial Group Inc.	2.638%	9/30/32	180	127
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CME Group Inc.	3.000%	3/15/25	133	128
	CME Group Inc.	3.750%	6/15/28	300	287
	CME Group Inc.	2.650%	3/15/32	1,000	850
	CME Group Inc.	5.300%	9/15/43	720	748
	CME Group Inc.	4.150%	6/15/48	500	454
	CNA Financial Corp.	3.450%	8/15/27	400	372
	CNA Financial Corp.	3.900%	5/1/29	800	735
	CNO Financial Group Inc.	5.250%	5/30/25	500	492
[7]	Comerica Bank	4.000%	7/27/25	578	530
	Comerica Inc.	4.000%	2/1/29	415	348
	Commonwealth Bank of Australia	5.316%	3/13/26	900	902
	Cooperatieve Rabobank UA	3.875%	8/22/24	650	638
	Cooperatieve Rabobank UA	1.375%	1/10/25	700	658
[7]	Cooperatieve Rabobank UA	3.375%	5/21/25	1,815	1,749
	Cooperatieve Rabobank UA	4.375%	8/4/25	802	774
[7]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,682
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	753
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	3,024
	Corebridge Financial Inc.	3.500%	4/4/25	500	476
	Corebridge Financial Inc.	3.650%	4/5/27	1,000	930
	Corebridge Financial Inc.	3.850%	4/5/29	1,000	903
	Corebridge Financial Inc.	3.900%	4/5/32	500	435
	Corebridge Financial Inc.	4.350%	4/5/42	500	403
	Corebridge Financial Inc.	4.400%	4/5/52	2,000	1,539
	Credit Suisse AG	4.750%	8/9/24	1,000	978
[7]	Credit Suisse AG	3.625%	9/9/24	2,325	2,243
	Credit Suisse AG	7.950%	1/9/25	607	619
[7]	Credit Suisse AG	3.700%	2/21/25	1,500	1,435
	Credit Suisse AG	5.000%	7/9/27	1,000	964
	Credit Suisse AG	7.500%	2/15/28	3,088	3,281
	Credit Suisse USA Inc.	7.125%	7/15/32	465	512
	Deutsche Bank AG	4.500%	4/1/25	778	741
[7]	Deutsche Bank AG	3.961%	11/26/25	1,500	1,430
[7]	Deutsche Bank AG	4.100%	1/13/26	400	373
	Deutsche Bank AG	1.686%	3/19/26	1,500	1,353
	Deutsche Bank AG	6.119%	7/14/26	1,000	992
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,421
	Deutsche Bank AG	2.311%	11/16/27	500	430
	Deutsche Bank AG	2.552%	1/7/28	1,005	872
	Deutsche Bank AG	6.720%	1/18/29	1,555	1,561
	Deutsche Bank AG	5.882%	7/8/31	200	175
[7]	Deutsche Bank AG	3.547%	9/18/31	500	415
	Deutsche Bank AG	3.729%	1/14/32	530	400
	Deutsche Bank AG	3.035%	5/28/32	1,005	793
	Deutsche Bank AG	4.875%	12/1/32	570	481
	Deutsche Bank AG	3.742%	1/7/33	1,043	764
	Deutsche Bank AG	7.079%	2/10/34	850	782
	Discover Bank	2.450%	9/12/24	600	568
[7]	Discover Bank	4.250%	3/13/26	2,043	1,933
[7]	Discover Bank	3.450%	7/27/26	1,455	1,338
[7]	Discover Bank	4.650%	9/13/28	500	464
[7]	Discover Bank	2.700%	2/6/30	400	322
	Discover Financial Services	3.950%	11/6/24	350	337
	Discover Financial Services	3.750%	3/4/25	953	911
	Discover Financial Services	4.500%	1/30/26	3,183	3,042
	Discover Financial Services	6.700%	11/29/32	250	258
	Eaton Vance Corp.	3.500%	4/6/27	511	476
	ECMC Group Student Loan Trust	5.700%	4/1/28	550	2
	Enstar Group Ltd.	4.950%	6/1/29	680	634
	Equitable Holdings Inc.	7.000%	4/1/28	600	627
	Equitable Holdings Inc.	4.350%	4/20/28	3,460	3,241
	Equitable Holdings Inc.	5.594%	1/11/33	500	491
	Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,033
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	268
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	355
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,250	827
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	385
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	561
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	843
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	650	630
	Fidelity National Financial Inc.	3.400%	6/15/30	500	437

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fidelity National Financial Inc.	2.450%	3/15/31	750	588
	Fidelity National Financial Inc.	3.200%	9/17/51	500	292
	Fifth Third Bancorp	2.375%	1/28/25	1,823	1,711
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,328
	Fifth Third Bancorp	1.707%	11/1/27	500	427
	Fifth Third Bancorp	3.950%	3/14/28	300	276
	Fifth Third Bancorp	4.055%	4/25/28	500	459
	Fifth Third Bancorp	4.772%	7/28/30	400	374
	Fifth Third Bancorp	4.337%	4/25/33	500	442
	Fifth Third Bancorp	8.250%	3/1/38	710	814
[7]	Fifth Third Bank NA	3.950%	7/28/25	625	596
[7]	Fifth Third Bank NA	3.850%	3/15/26	1,500	1,384
[7]	Fifth Third Bank NA	2.250%	2/1/27	1,165	1,023
	First American Financial Corp.	4.600%	11/15/24	220	215
	First American Financial Corp.	2.400%	8/15/31	600	457
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	350	344
	Franklin Resources Inc.	2.850%	3/30/25	250	238
	Franklin Resources Inc.	1.600%	10/30/30	500	394
	Franklin Resources Inc.	2.950%	8/12/51	500	318
	FS KKR Capital Corp.	4.625%	7/15/24	100	97
	FS KKR Capital Corp.	4.125%	2/1/25	1,000	950
	FS KKR Capital Corp.	3.400%	1/15/26	1,580	1,436
	GATX Corp.	3.250%	3/30/25	375	357
	GATX Corp.	3.850%	3/30/27	910	855
	GATX Corp.	3.500%	3/15/28	200	182
	GATX Corp.	4.550%	11/7/28	600	574
	GATX Corp.	4.700%	4/1/29	275	263
	GATX Corp.	4.000%	6/30/30	460	420
	GATX Corp.	1.900%	6/1/31	500	384
	GATX Corp.	3.500%	6/1/32	500	428
	GATX Corp.	5.450%	9/15/33	500	492
	GATX Corp.	5.200%	3/15/44	150	134
	GATX Corp.	4.500%	3/30/45	150	119
	GATX Corp.	3.100%	6/1/51	500	317
	GE Capital Funding LLC	3.450%	5/15/25	2,320	2,215
	GE Capital Funding LLC	4.550%	5/15/32	376	364
	Globe Life Inc.	4.550%	9/15/28	385	372
	Globe Life Inc.	2.150%	8/15/30	500	394
	Goldman Sachs BDC Inc.	2.875%	1/15/26	500	459
	Goldman Sachs Capital I	6.345%	2/15/34	975	980
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	4,759
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,000	960
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	966
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,352
[7]	Goldman Sachs Group Inc.	1.093%	12/9/26	2,000	1,786
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,043
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,047
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,000	1,788
	Goldman Sachs Group Inc.	1.948%	10/21/27	7,000	6,222
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,491	3,172
	Goldman Sachs Group Inc.	3.615%	3/15/28	2,360	2,215
[7]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	5,686
[7]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,115
[7]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,031
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	5,941
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	1,731
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	2,459
	Goldman Sachs Group Inc.	2.383%	7/21/32	3,000	2,400
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,400	2,770
	Goldman Sachs Group Inc.	3.102%	2/24/33	3,705	3,130
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	3,101
	Goldman Sachs Group Inc.	6.750%	10/1/37	2,000	2,150
[7]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,230	1,888
[7]	Goldman Sachs Group Inc.	4.411%	4/23/39	2,500	2,186
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,245
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	2,305
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,865	1,417
[7]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,710	1,570
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	1,933
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	479
	Golub Capital BDC Inc.	2.500%	8/24/26	684	593
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	261
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hartford Financial Services Group Inc.	2.800%	8/19/29	500	432
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	590
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	408
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	377
	Hartford Financial Services Group Inc.	2.900%	9/15/51	700	458
[7]	HSBC Bank USA NA	7.000%	1/15/39	650	700
[7]	HSBC Holdings plc	2.633%	11/7/25	200	190
	HSBC Holdings plc	4.180%	12/9/25	2,650	2,573
	HSBC Holdings plc	4.300%	3/8/26	3,570	3,453
	HSBC Holdings plc	2.999%	3/10/26	1,575	1,495
[7]	HSBC Holdings plc	1.645%	4/18/26	3,000	2,770
	HSBC Holdings plc	3.900%	5/25/26	1,950	1,860
[7]	HSBC Holdings plc	2.099%	6/4/26	7,135	6,607
[7]	HSBC Holdings plc	4.292%	9/12/26	3,100	2,981
	HSBC Holdings plc	7.336%	11/3/26	250	257
	HSBC Holdings plc	4.375%	11/23/26	3,000	2,836
	HSBC Holdings plc	1.589%	5/24/27	1,000	883
	HSBC Holdings plc	2.251%	11/22/27	3,575	3,172
[7]	HSBC Holdings plc	4.041%	3/13/28	2,000	1,879
	HSBC Holdings plc	4.755%	6/9/28	3,020	2,902
	HSBC Holdings plc	5.210%	8/11/28	2,950	2,885
[7]	HSBC Holdings plc	2.013%	9/22/28	8,000	6,853
	HSBC Holdings plc	7.390%	11/3/28	250	264
	HSBC Holdings plc	6.161%	3/9/29	708	715
[7]	HSBC Holdings plc	4.583%	6/19/29	800	753
	HSBC Holdings plc	2.206%	8/17/29	1,000	837
	HSBC Holdings plc	4.950%	3/31/30	2,230	2,196
[7]	HSBC Holdings plc	2.848%	6/4/31	2,000	1,664
[7]	HSBC Holdings plc	2.357%	8/18/31	4,000	3,199
[7]	HSBC Holdings plc	7.625%	5/17/32	400	421
	HSBC Holdings plc	2.871%	11/22/32	3,000	2,424
[7]	HSBC Holdings plc	7.350%	11/27/32	400	409
	HSBC Holdings plc	4.762%	3/29/33	1,375	1,242
	HSBC Holdings plc	5.402%	8/11/33	1,045	1,020
	HSBC Holdings plc	8.113%	11/3/33	1,250	1,386
	HSBC Holdings plc	6.254%	3/9/34	1,700	1,742
	HSBC Holdings plc	6.547%	6/20/34	800	797
[7]	HSBC Holdings plc	6.500%	5/2/36	2,485	2,470
[7]	HSBC Holdings plc	6.500%	9/15/37	660	657
[7]	HSBC Holdings plc	6.800%	6/1/38	1,450	1,462
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,272
	HSBC Holdings plc	6.332%	3/9/44	1,700	1,761
	HSBC Holdings plc	5.250%	3/14/44	1,700	1,531
	HSBC USA Inc.	5.625%	3/17/25	1,020	1,017
	Huntington Bancshares Inc.	2.625%	8/6/24	250	239
	Huntington Bancshares Inc.	4.000%	5/15/25	400	383
	Huntington Bancshares Inc.	4.443%	8/4/28	525	488
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	902
	Huntington Bancshares Inc.	5.023%	5/17/33	500	457
	Huntington National Bank	5.699%	11/18/25	1,000	971
[7]	Huntington National Bank	4.270%	11/25/26	450	410
	Huntington National Bank	4.552%	5/17/28	500	468
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	450	428
	ING Groep NV	3.869%	3/28/26	700	672
	ING Groep NV	3.950%	3/29/27	1,300	1,233
	ING Groep NV	4.017%	3/28/28	700	657
	ING Groep NV	4.550%	10/2/28	1,000	962
	ING Groep NV	4.050%	4/9/29	610	569
	Intercontinental Exchange Inc.	3.650%	5/23/25	690	676
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,068
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	187
	Intercontinental Exchange Inc.	4.000%	9/15/27	500	487
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	476
	Intercontinental Exchange Inc.	4.350%	6/15/29	300	294
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	1,874
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,000	770
	Intercontinental Exchange Inc.	4.600%	3/15/33	300	291
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,067

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intercontinental Exchange Inc.	4.250%	9/21/48	600	522
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	718
	Intercontinental Exchange Inc.	4.950%	6/15/52	825	787
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,111
	Intercontinental Exchange Inc.	5.200%	6/15/62	300	298
	Invesco Finance plc	3.750%	1/15/26	800	772
	Invesco Finance plc	5.375%	11/30/43	900	877
	Jackson Financial Inc.	3.125%	11/23/31	500	385
	Jackson Financial Inc.	4.000%	11/23/51	500	342
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	250	245
	Jefferies Financial Group Inc.	4.850%	1/15/27	600	588
	Jefferies Financial Group Inc.	4.150%	1/23/30	1,100	991
	Jefferies Financial Group Inc.	2.750%	10/15/32	500	385
	Jefferies Financial Group Inc.	6.250%	1/15/36	320	327
	Jefferies Financial Group Inc.	6.500%	1/20/43	350	355
	JPMorgan Chase & Co.	3.875%	9/10/24	2,200	2,148
	JPMorgan Chase & Co.	3.125%	1/23/25	3,312	3,204
	JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,139
	JPMorgan Chase & Co.	0.768%	8/9/25	1,250	1,177
[7]	JPMorgan Chase & Co.	2.301%	10/15/25	3,000	2,860
	JPMorgan Chase & Co.	1.561%	12/10/25	4,875	4,565
	JPMorgan Chase & Co.	5.546%	12/15/25	2,150	2,142
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,430
	JPMorgan Chase & Co.	4.080%	4/26/26	1,500	1,458
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,072
	JPMorgan Chase & Co.	2.950%	10/1/26	5,652	5,305
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,205
	JPMorgan Chase & Co.	1.045%	11/19/26	4,000	3,584
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,589
[7]	JPMorgan Chase & Co.	3.960%	1/29/27	2,729	2,627
	JPMorgan Chase & Co.	1.040%	2/4/27	4,500	4,010
	JPMorgan Chase & Co.	1.578%	4/22/27	1,000	898
	JPMorgan Chase & Co.	1.470%	9/22/27	2,000	1,766
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	939
[7]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,356
	JPMorgan Chase & Co.	4.323%	4/26/28	1,500	1,448
[7]	JPMorgan Chase & Co.	3.540%	5/1/28	775	725
[7]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	4,405
	JPMorgan Chase & Co.	4.851%	7/25/28	1,000	986
[7]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	2,686
[7]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,603
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	1,717
[7]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,469
	JPMorgan Chase & Co.	4.565%	6/14/30	1,350	1,298
[7]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	1,724
[7]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	5,451
[7]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	2,995
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	792
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,423
	JPMorgan Chase & Co.	2.580%	4/22/32	4,000	3,321
	JPMorgan Chase & Co.	2.545%	11/8/32	2,725	2,230
	JPMorgan Chase & Co.	2.963%	1/25/33	3,385	2,853
	JPMorgan Chase & Co.	4.586%	4/26/33	2,000	1,907
	JPMorgan Chase & Co.	4.912%	7/25/33	800	782
	JPMorgan Chase & Co.	6.400%	5/15/38	2,000	2,232
[7]	JPMorgan Chase & Co.	3.882%	7/24/38	3,225	2,783
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,418
[7]	JPMorgan Chase & Co.	3.109%	4/22/41	8,000	6,053
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,217
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	2,230
	JPMorgan Chase & Co.	5.625%	8/16/43	1,000	1,024
	JPMorgan Chase & Co.	4.950%	6/1/45	4,550	4,236
[7]	JPMorgan Chase & Co.	4.260%	2/22/48	775	671
[7]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	2,863
[7]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	2,291
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	2,405
	Kemper Corp.	4.350%	2/15/25	167	161
	Kemper Corp.	3.800%	2/23/32	500	414
[7]	KeyBank NA	3.300%	6/1/25	500	458
[7]	KeyBank NA	4.150%	8/8/25	525	484
	KeyBank NA	4.700%	1/26/26	650	607
[7]	KeyBank NA	5.850%	11/15/27	650	612
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	KeyBank NA	4.390%	12/14/27	300	263
[7]	KeyBank NA	6.950%	2/1/28	250	234
[7]	KeyBank NA	4.900%	8/8/32	525	414
	KeyBank NA	5.000%	1/26/33	650	561
[7]	KeyCorp	4.150%	10/29/25	850	788
[7]	KeyCorp	2.250%	4/6/27	750	623
[7]	KeyCorp	4.100%	4/30/28	1,400	1,213
[7]	KeyCorp	2.550%	10/1/29	600	453
	Lazard Group LLC	3.750%	2/13/25	100	96
	Lazard Group LLC	3.625%	3/1/27	1,350	1,256
	Lazard Group LLC	4.500%	9/19/28	425	402
	Legg Mason Inc.	4.750%	3/15/26	425	419
	Legg Mason Inc.	5.625%	1/15/44	450	441
	Lincoln National Corp.	3.350%	3/9/25	212	203
	Lincoln National Corp.	3.625%	12/12/26	250	232
	Lincoln National Corp.	3.800%	3/1/28	850	768
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,010
	Lincoln National Corp.	4.375%	6/15/50	500	350
	Lloyds Banking Group plc	4.500%	11/4/24	500	485
	Lloyds Banking Group plc	4.450%	5/8/25	500	485
[7]	Lloyds Banking Group plc	3.870%	7/9/25	4,000	3,896
	Lloyds Banking Group plc	4.582%	12/10/25	2,050	1,959
[7]	Lloyds Banking Group plc	2.438%	2/5/26	750	706
	Lloyds Banking Group plc	3.511%	3/18/26	700	666
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	955
	Lloyds Banking Group plc	4.716%	8/11/26	875	851
	Lloyds Banking Group plc	3.750%	1/11/27	1,329	1,245
	Lloyds Banking Group plc	3.750%	3/18/28	700	647
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	2,871
[7]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	2,040
	Lloyds Banking Group plc	5.871%	3/6/29	850	844
	Lloyds Banking Group plc	7.953%	11/15/33	2,075	2,248
	Lloyds Banking Group plc	3.369%	12/14/46	520	343
	Lloyds Banking Group plc	4.344%	1/9/48	850	639
	Loews Corp.	3.750%	4/1/26	695	674
	Loews Corp.	3.200%	5/15/30	500	445
	Loews Corp.	6.000%	2/1/35	250	260
	Loews Corp.	4.125%	5/15/43	275	227
	M&T Bank Corp.	4.000%	7/15/24	275	267
	M&T Bank Corp.	4.553%	8/16/28	500	467
	M&T Bank Corp.	5.053%	1/27/34	580	529
	Main Street Capital Corp.	3.000%	7/14/26	458	403
[7]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,345
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	500	486
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,145	1,093
[7]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	215
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	823	776
	Manulife Financial Corp.	4.150%	3/4/26	575	557
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,036
[7]	Manulife Financial Corp.	4.061%	2/24/32	760	711
	Manulife Financial Corp.	5.375%	3/4/46	850	840
	Markel Group Inc.	3.500%	11/1/27	200	186
	Markel Group Inc.	3.350%	9/17/29	250	224
	Markel Group Inc.	5.000%	4/5/46	1,100	964
	Markel Group Inc.	4.300%	11/1/47	200	162
	Markel Group Inc.	5.000%	5/20/49	200	180
	Markel Group Inc.	3.450%	5/7/52	500	352
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	347
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	412
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	364
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	575	559
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	553
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	250	205
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,115
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	377
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	171
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,600	1,506
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	200	134
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	500	564
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	265	271
	Mastercard Inc.	2.000%	3/3/25	719	684
	Mastercard Inc.	2.950%	11/21/26	510	482
	Mastercard Inc.	3.300%	3/26/27	2,550	2,436

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	3.500%	2/26/28	450	430
	Mastercard Inc.	4.875%	3/9/28	500	506
	Mastercard Inc.	2.950%	6/1/29	500	455
	Mastercard Inc.	3.350%	3/26/30	2,000	1,865
	Mastercard Inc.	1.900%	3/15/31	500	416
	Mastercard Inc.	2.000%	11/18/31	700	579
	Mastercard Inc.	3.800%	11/21/46	350	297
	Mastercard Inc.	3.950%	2/26/48	550	488
	Mastercard Inc.	3.650%	6/1/49	835	697
	Mastercard Inc.	3.850%	3/26/50	1,400	1,208
	Mastercard Inc.	2.950%	3/15/51	500	365
	Mercury General Corp.	4.400%	3/15/27	315	298
	MetLife Inc.	3.000%	3/1/25	500	483
	MetLife Inc.	3.600%	11/13/25	561	540
	MetLife Inc.	4.550%	3/23/30	1,500	1,468
	MetLife Inc.	6.500%	12/15/32	250	276
	MetLife Inc.	6.375%	6/15/34	505	553
	MetLife Inc.	5.700%	6/15/35	425	437
[7]	MetLife Inc.	6.400%	12/15/36	1,505	1,504
	MetLife Inc.	5.875%	2/6/41	645	660
	MetLife Inc.	4.125%	8/13/42	525	441
	MetLife Inc.	4.875%	11/13/43	1,396	1,292
	MetLife Inc.	4.721%	12/15/44	150	133
	MetLife Inc.	4.050%	3/1/45	1,000	837
	MetLife Inc.	5.000%	7/15/52	1,600	1,509
	MetLife Inc.	5.250%	1/15/54	630	613
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	800	775
[7]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	1,000	989
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,720	3,508
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,000	1,938
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	458
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	625	616
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	4,500	4,252
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	1,000	988
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	500	498
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	225
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	300	289
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	255	254
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	643
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,174
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	500	441
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	926
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,496
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	675	640
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	625	612
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,500	2,370
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	1,000	993
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,195
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	729
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	996
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	810
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	2,500	1,988
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	300	278
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	625	612
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	4,102	4,068
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	179
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,600	2,203
[7]	Mizuho Financial Group Inc.	0.849%	9/8/24	1,000	989
[7]	Mizuho Financial Group Inc.	2.839%	7/16/25	1,625	1,565
[7]	Mizuho Financial Group Inc.	2.555%	9/13/25	400	382
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	235
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,000	1,756
	Mizuho Financial Group Inc.	1.554%	7/9/27	675	595
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	376
[9]	Mizuho Financial Group Inc.	5.778%	7/6/29	1,025	1,028
[7]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	936
[7]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,074
[7]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	827
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,170
[9]	Mizuho Financial Group Inc.	5.748%	7/6/34	1,025	1,028
[7]	Morgan Stanley	2.720%	7/22/25	1,948	1,878
[7]	Morgan Stanley	4.000%	7/23/25	4,164	4,043
[7]	Morgan Stanley	1.164%	10/21/25	2,500	2,337
	Morgan Stanley	5.000%	11/24/25	1,100	1,082
[7]	Morgan Stanley	3.875%	1/27/26	1,800	1,737
[7]	Morgan Stanley	2.630%	2/18/26	625	593
[7]	Morgan Stanley	2.188%	4/28/26	750	704
[7]	Morgan Stanley	3.125%	7/27/26	3,150	2,952
[7]	Morgan Stanley	6.250%	8/9/26	1,294	1,321
[7]	Morgan Stanley	4.350%	9/8/26	6,479	6,258
	Morgan Stanley	6.138%	10/16/26	1,000	1,011
	Morgan Stanley	0.985%	12/10/26	3,600	3,212
	Morgan Stanley	3.625%	1/20/27	2,135	2,028
	Morgan Stanley	3.950%	4/23/27	745	706
	Morgan Stanley	1.593%	5/4/27	5,398	4,832
[7]	Morgan Stanley	1.512%	7/20/27	1,500	1,329
	Morgan Stanley	2.475%	1/21/28	500	451
	Morgan Stanley	4.210%	4/20/28	1,375	1,321
[7]	Morgan Stanley	3.591%	7/22/28	3,040	2,809
	Morgan Stanley	6.296%	10/18/28	1,000	1,029
[7]	Morgan Stanley	3.772%	1/24/29	2,850	2,662
	Morgan Stanley	5.123%	2/1/29	1,700	1,678
	Morgan Stanley	5.164%	4/20/29	2,050	2,027
[7]	Morgan Stanley	4.431%	1/23/30	300	286
[7]	Morgan Stanley	2.699%	1/22/31	775	660
[7]	Morgan Stanley	3.622%	4/1/31	8,000	7,214
[7]	Morgan Stanley	1.794%	2/13/32	2,000	1,552
	Morgan Stanley	7.250%	4/1/32	705	800
[7]	Morgan Stanley	1.928%	4/28/32	2,200	1,717
[7]	Morgan Stanley	2.239%	7/21/32	3,500	2,782
[7]	Morgan Stanley	2.511%	10/20/32	2,000	1,614
	Morgan Stanley	2.943%	1/21/33	500	416
	Morgan Stanley	6.342%	10/18/33	2,500	2,660
	Morgan Stanley	5.250%	4/21/34	2,050	2,023
	Morgan Stanley	2.484%	9/16/36	2,700	2,044
	Morgan Stanley	5.948%	1/19/38	840	829
[7]	Morgan Stanley	3.971%	7/22/38	2,100	1,781
	Morgan Stanley	3.217%	4/22/42	1,375	1,044
	Morgan Stanley	6.375%	7/24/42	2,400	2,676
	Morgan Stanley	4.300%	1/27/45	2,850	2,493
	Morgan Stanley	4.375%	1/22/47	1,950	1,742
[7]	Morgan Stanley	5.597%	3/24/51	2,700	2,811
[7]	Morgan Stanley	2.802%	1/25/52	2,780	1,826
	Morgan Stanley Bank NA	4.754%	4/21/26	1,365	1,344
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	325	307
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	330	318
	Nasdaq Inc.	5.650%	6/28/25	1,000	1,003

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nasdaq Inc.	3.850%	6/30/26	675	650
	Nasdaq Inc.	5.350%	6/28/28	1,000	1,003
	Nasdaq Inc.	1.650%	1/15/31	500	388
	Nasdaq Inc.	5.550%	2/15/34	1,000	1,004
	Nasdaq Inc.	2.500%	12/21/40	1,000	671
	Nasdaq Inc.	3.250%	4/28/50	165	112
	Nasdaq Inc.	3.950%	3/7/52	500	384
	Nasdaq Inc.	5.950%	8/15/53	1,000	1,023
	Nasdaq Inc.	6.100%	6/28/63	1,000	1,023
	National Australia Bank Ltd.	5.132%	11/22/24	875	871
	National Australia Bank Ltd.	5.200%	5/13/25	1,500	1,497
	National Australia Bank Ltd.	3.375%	1/14/26	150	143
[7]	National Australia Bank Ltd.	2.500%	7/12/26	1,788	1,653
	National Australia Bank Ltd.	4.944%	1/12/28	850	847
	National Australia Bank Ltd.	4.900%	6/13/28	1,500	1,486
[7]	Nationwide Financial Services Inc.	6.750%	5/15/37	50	48
	NatWest Group plc	4.800%	4/5/26	225	218
	NatWest Group plc	7.472%	11/10/26	875	896
	NatWest Group plc	5.847%	3/2/27	650	643
[7]	NatWest Group plc	3.073%	5/22/28	2,450	2,205
	NatWest Group plc	5.516%	9/30/28	900	883
[7]	NatWest Group plc	4.892%	5/18/29	2,000	1,902
	NatWest Group plc	5.808%	9/13/29	800	789
[7]	NatWest Group plc	3.754%	11/1/29	700	657
[7]	NatWest Group plc	5.076%	1/27/30	3,140	2,999
[7]	NatWest Group plc	4.445%	5/8/30	175	161
	NatWest Group plc	6.016%	3/2/34	650	654
[7]	NatWest Group plc	3.032%	11/28/35	1,200	917
	Nomura Holdings Inc.	2.648%	1/16/25	2,700	2,552
	Nomura Holdings Inc.	1.851%	7/16/25	2,600	2,379
	Nomura Holdings Inc.	2.329%	1/22/27	1,000	885
	Nomura Holdings Inc.	2.172%	7/14/28	2,800	2,363
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,375
	Nomura Holdings Inc.	2.679%	7/16/30	750	614
	Nomura Holdings Inc.	2.608%	7/14/31	825	655
	Northern Trust Corp.	3.950%	10/30/25	600	578
	Northern Trust Corp.	4.000%	5/10/27	925	894
	Northern Trust Corp.	3.650%	8/3/28	325	308
	Northern Trust Corp.	3.150%	5/3/29	500	455
[7]	Northern Trust Corp.	3.375%	5/8/32	275	245
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	100	95
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	431
	Old Republic International Corp.	4.875%	10/1/24	465	458
	Old Republic International Corp.	3.875%	8/26/26	425	401
	Old Republic International Corp.	3.850%	6/11/51	500	360
	ORIX Corp.	3.250%	12/4/24	600	576
	ORIX Corp.	3.700%	7/18/27	650	613
	ORIX Corp.	2.250%	3/9/31	1,000	823
	Owl Rock Capital Corp.	4.000%	3/30/25	100	94
	Owl Rock Capital Corp.	3.750%	7/22/25	1,300	1,203
	Owl Rock Capital Corp.	3.400%	7/15/26	1,137	1,008
	Owl Rock Capital Corp.	2.625%	1/15/27	500	424
[7]	Owl Rock Core Income Corp.	5.500%	3/21/25	500	482
[11]	Owl Rock Core Income Corp.	7.950%	6/13/28	500	501
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	500	414
	PartnerRe Finance B LLC	3.700%	7/2/29	390	358
	PartnerRe Finance B LLC	4.500%	10/1/50	500	421
[7]	PNC Bank NA	3.300%	10/30/24	887	856
[7]	PNC Bank NA	2.950%	2/23/25	1,089	1,036
[7]	PNC Bank NA	3.250%	6/1/25	825	787
[7]	PNC Bank NA	4.200%	11/1/25	825	784
[7]	PNC Bank NA	3.100%	10/25/27	250	229
[7]	PNC Bank NA	3.250%	1/22/28	600	551
[7]	PNC Bank NA	4.050%	7/26/28	1,000	923
[7]	PNC Bank NA	2.700%	10/22/29	300	251
	PNC Financial Services Group Inc.	5.671%	10/28/25	650	645
	PNC Financial Services Group Inc.	5.812%	6/12/26	800	796
	PNC Financial Services Group Inc.	2.600%	7/23/26	831	767
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	4.758%	1/26/27	850	831
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,021	3,730
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	2,601
	PNC Financial Services Group Inc.	5.582%	6/12/29	800	796
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,140
	PNC Financial Services Group Inc.	2.307%	4/23/32	1,250	1,014
	PNC Financial Services Group Inc.	4.626%	6/6/33	675	620
	PNC Financial Services Group Inc.	6.037%	10/28/33	1,225	1,256
	PNC Financial Services Group Inc.	5.068%	1/24/34	850	815
	Primerica Inc.	2.800%	11/19/31	500	414
	Principal Financial Group Inc.	3.400%	5/15/25	696	666
	Principal Financial Group Inc.	3.100%	11/15/26	300	277
	Principal Financial Group Inc.	3.700%	5/15/29	500	459
	Principal Financial Group Inc.	2.125%	6/15/30	100	81
	Principal Financial Group Inc.	5.375%	3/15/33	500	497
	Principal Financial Group Inc.	4.625%	9/15/42	500	427
	Principal Financial Group Inc.	4.350%	5/15/43	340	276
	Principal Financial Group Inc.	4.300%	11/15/46	265	212
	Principal Financial Group Inc.	5.500%	3/15/53	500	475
	Progressive Corp.	2.450%	1/15/27	1,602	1,471
	Progressive Corp.	6.625%	3/1/29	150	162
	Progressive Corp.	4.950%	6/15/33	450	447
	Progressive Corp.	3.700%	1/26/45	250	197
	Progressive Corp.	4.125%	4/15/47	385	333
	Progressive Corp.	4.200%	3/15/48	465	397
	Progressive Corp.	3.950%	3/26/50	1,520	1,258
	Progressive Corp.	3.700%	3/15/52	500	394
	Prospect Capital Corp.	3.364%	11/15/26	625	526
[7]	Prudential Financial Inc.	5.750%	7/15/33	345	362
[7]	Prudential Financial Inc.	5.700%	12/14/36	805	837
[7]	Prudential Financial Inc.	6.625%	12/1/37	300	332
[7]	Prudential Financial Inc.	6.625%	6/21/40	250	275
[7]	Prudential Financial Inc.	5.100%	8/15/43	225	203
[7]	Prudential Financial Inc.	4.600%	5/15/44	1,600	1,411
[7]	Prudential Financial Inc.	5.375%	5/15/45	650	635
	Prudential Financial Inc.	3.905%	12/7/47	1,882	1,503
[7]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,105
	Prudential Financial Inc.	3.935%	12/7/49	1,415	1,127
[7]	Prudential Financial Inc.	4.350%	2/25/50	935	795
[7]	Prudential Financial Inc.	3.700%	10/1/50	700	588
	Prudential Financial Inc.	5.125%	3/1/52	750	675
	Prudential Funding Asia plc	3.125%	4/14/30	740	655
	Prudential Funding Asia plc	3.625%	3/24/32	500	445
	Raymond James Financial Inc.	4.650%	4/1/30	250	244
	Raymond James Financial Inc.	4.950%	7/15/46	875	789
	Raymond James Financial Inc.	3.750%	4/1/51	500	378
[7]	Regions Bank	6.450%	6/26/37	500	493
	Regions Financial Corp.	1.800%	8/12/28	500	407
	Regions Financial Corp.	7.375%	12/10/37	500	540
	Reinsurance Group of America Inc.	3.950%	9/15/26	328	310
	Reinsurance Group of America Inc.	3.900%	5/15/29	300	273
	Reinsurance Group of America Inc.	6.000%	9/15/33	400	403
	RenaissanceRe Finance Inc.	3.700%	4/1/25	159	153
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	209
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	178
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	421	412
[7]	Royal Bank of Canada	2.550%	7/16/24	975	944
	Royal Bank of Canada	0.650%	7/29/24	1,000	947
[7]	Royal Bank of Canada	0.750%	10/7/24	500	469
[7]	Royal Bank of Canada	5.660%	10/25/24	875	875
[7]	Royal Bank of Canada	2.250%	11/1/24	1,750	1,671
[7]	Royal Bank of Canada	1.600%	1/21/25	350	329

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royal Bank of Canada	3.375%	4/14/25	925	891
[7]	Royal Bank of Canada	4.950%	4/25/25	825	815
[7]	Royal Bank of Canada	1.150%	6/10/25	2,050	1,891
[7]	Royal Bank of Canada	4.875%	1/12/26	850	840
[7]	Royal Bank of Canada	0.875%	1/20/26	1,400	1,253
[7]	Royal Bank of Canada	4.650%	1/27/26	1,865	1,816
	Royal Bank of Canada	1.200%	4/27/26	1,675	1,494
[7]	Royal Bank of Canada	1.150%	7/14/26	600	531
[7]	Royal Bank of Canada	1.400%	11/2/26	500	441
[7]	Royal Bank of Canada	2.050%	1/21/27	350	314
	Royal Bank of Canada	3.625%	5/4/27	925	875
[7]	Royal Bank of Canada	4.240%	8/3/27	675	652
[7]	Royal Bank of Canada	6.000%	11/1/27	875	898
[7]	Royal Bank of Canada	4.900%	1/12/28	850	838
[7]	Royal Bank of Canada	2.300%	11/3/31	3,650	2,962
	Royal Bank of Canada	3.875%	5/4/32	925	848
[7]	Royal Bank of Canada	5.000%	2/1/33	1,785	1,750
[7]	Royal Bank of Canada	5.000%	5/2/33	825	805
	Santander Holdings USA Inc.	4.500%	7/17/25	867	842
	Santander Holdings USA Inc.	3.244%	10/5/26	4,867	4,384
	Santander Holdings USA Inc.	2.490%	1/6/28	925	800
	Santander Holdings USA Inc.	6.499%	3/9/29	650	644
[7]	Santander UK Group Holdings plc	1.532%	8/21/26	3,000	2,671
[7]	Santander UK Group Holdings plc	3.823%	11/3/28	500	450
	Santander UK Group Holdings plc	6.534%	1/10/29	1,100	1,108
	Santander UK Group Holdings plc	2.896%	3/15/32	500	405
	Selective Insurance Group Inc.	5.375%	3/1/49	240	221
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	225	217
[11]	Societe Generale SA	3.000%	1/22/30	1,000	836
[11]	Standard Chartered plc	4.644%	4/1/31	1,000	930
	State Street Corp.	3.550%	8/18/25	635	614
[7]	State Street Corp.	2.354%	11/1/25	550	525
	State Street Corp.	5.104%	5/18/26	1,000	993
	State Street Corp.	2.650%	5/19/26	4,500	4,217
	State Street Corp.	5.751%	11/4/26	500	503
	State Street Corp.	5.820%	11/4/28	500	513
[7]	State Street Corp.	4.141%	12/3/29	800	760
	State Street Corp.	2.400%	1/24/30	625	539
	State Street Corp.	2.200%	3/3/31	500	406
	State Street Corp.	4.821%	1/26/34	610	592
	State Street Corp.	5.159%	5/18/34	1,000	994
[7]	State Street Corp.	3.031%	11/1/34	550	468
	Stewart Information Services Corp.	3.600%	11/15/31	500	381
	Stifel Financial Corp.	4.250%	7/18/24	400	391
	Stifel Financial Corp.	4.000%	5/15/30	100	86
[7]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,925	2,853
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	2,500	2,419
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	1,500	1,438
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,805	1,711
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,250	1,149
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	829	740
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,200	1,104
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	879
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	602
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	938
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	525	469
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,430
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	500	502
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,569
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	650	607
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	3,000	2,523
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	250	237
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	874
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	1,100	963
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	342
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,012
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	1,057
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	583
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	1,000	798
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	1,380	1,419
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	400
	Synchrony Financial	4.250%	8/15/24	700	674
	Synchrony Financial	4.500%	7/23/25	1,298	1,227
	Synchrony Financial	3.700%	8/4/26	500	447
	Synchrony Financial	3.950%	12/1/27	1,125	980
	Synovus Bank	5.625%	2/15/28	500	451
	Toronto-Dominion Bank	1.250%	12/13/24	3,100	2,915
[7]	Toronto-Dominion Bank	1.450%	1/10/25	500	471
	Toronto-Dominion Bank	3.766%	6/6/25	2,050	1,989
[7]	Toronto-Dominion Bank	1.150%	6/12/25	1,550	1,428
[7]	Toronto-Dominion Bank	0.750%	1/6/26	900	804
	Toronto-Dominion Bank	5.103%	1/9/26	850	847
[7]	Toronto-Dominion Bank	1.250%	9/10/26	600	530
[7]	Toronto-Dominion Bank	1.950%	1/12/27	500	450
[7]	Toronto-Dominion Bank	2.800%	3/10/27	250	229
	Toronto-Dominion Bank	4.108%	6/8/27	2,050	1,962
	Toronto-Dominion Bank	5.156%	1/10/28	1,085	1,077
[7]	Toronto-Dominion Bank	2.000%	9/10/31	600	476
[7]	Toronto-Dominion Bank	3.625%	9/15/31	500	461
[7]	Toronto-Dominion Bank	2.450%	1/12/32	500	409
[7]	Toronto-Dominion Bank	3.200%	3/10/32	2,250	1,945
	Toronto-Dominion Bank	4.456%	6/8/32	2,050	1,948
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	777
	Travelers Cos. Inc.	6.750%	6/20/36	475	540
[7]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,174
	Travelers Cos. Inc.	5.350%	11/1/40	530	543
	Travelers Cos. Inc.	4.600%	8/1/43	500	454
	Travelers Cos. Inc.	4.300%	8/25/45	250	217
	Travelers Cos. Inc.	4.000%	5/30/47	1,050	883
	Travelers Cos. Inc.	4.050%	3/7/48	250	210
	Travelers Cos. Inc.	2.550%	4/27/50	500	322
	Trinity Acquisition plc	4.400%	3/15/26	450	434
[7]	Truist Bank	2.150%	12/6/24	2,300	2,170
[7]	Truist Bank	3.625%	9/16/25	2,600	2,428
[7]	Truist Bank	3.300%	5/15/26	1,216	1,115
[7]	Truist Bank	3.800%	10/30/26	400	365
[7]	Truist Financial Corp.	2.500%	8/1/24	100	96
[7]	Truist Financial Corp.	2.850%	10/26/24	791	759
	Truist Financial Corp.	4.000%	5/1/25	35	34
[7]	Truist Financial Corp.	3.700%	6/5/25	1,902	1,824
[7]	Truist Financial Corp.	1.200%	8/5/25	500	453
[7]	Truist Financial Corp.	1.267%	3/2/27	2,000	1,765
[7]	Truist Financial Corp.	6.047%	6/8/27	1,200	1,201
[7]	Truist Financial Corp.	1.125%	8/3/27	2,750	2,319
[7]	Truist Financial Corp.	3.875%	3/19/29	600	537
[7]	Truist Financial Corp.	1.887%	6/7/29	675	561
[7]	Truist Financial Corp.	1.950%	6/5/30	300	239
[7]	Truist Financial Corp.	4.916%	7/28/33	800	731
[7]	Truist Financial Corp.	5.122%	1/26/34	1,625	1,539
[7]	Truist Financial Corp.	5.867%	6/8/34	800	801
	UBS Group AG	3.750%	3/26/25	1,500	1,436

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UBS Group AG	4.550%	4/17/26	1,690	1,624
[11]	UBS Group AG	4.194%	4/1/31	1,000	888
	UBS Group AG	4.875%	5/15/45	1,680	1,452
	Unum Group	4.000%	6/15/29	210	193
	Unum Group	5.750%	8/15/42	400	377
	Unum Group	4.500%	12/15/49	500	383
	Unum Group	4.125%	6/15/51	500	368
	US Bancorp	2.400%	7/30/24	1,025	989
[7]	US Bancorp	3.950%	11/17/25	150	144
[7]	US Bancorp	3.100%	4/27/26	2,257	2,107
[7]	US Bancorp	2.375%	7/22/26	125	114
	US Bancorp	5.727%	10/21/26	1,525	1,530
[7]	US Bancorp	3.150%	4/27/27	3,314	3,069
[7]	US Bancorp	3.900%	4/26/28	525	495
[7]	US Bancorp	4.548%	7/22/28	1,510	1,446
	US Bancorp	5.775%	6/12/29	1,225	1,225
[7]	US Bancorp	3.000%	7/30/29	1,775	1,504
[7]	US Bancorp	2.677%	1/27/33	500	401
[7]	US Bancorp	4.967%	7/22/33	1,130	1,025
	US Bancorp	5.850%	10/21/33	1,525	1,532
	US Bancorp	4.839%	2/1/34	1,920	1,798
	US Bancorp	5.836%	6/12/34	1,225	1,233
[7]	US Bank NA	2.050%	1/21/25	1,250	1,179
[7]	US Bank NA	2.800%	1/27/25	1,749	1,669
	Visa Inc.	3.150%	12/14/25	4,000	3,834
	Visa Inc.	1.900%	4/15/27	1,200	1,094
	Visa Inc.	0.750%	8/15/27	500	434
	Visa Inc.	2.750%	9/15/27	896	832
	Visa Inc.	2.050%	4/15/30	975	836
	Visa Inc.	1.100%	2/15/31	800	632
	Visa Inc.	4.150%	12/14/35	1,250	1,190
	Visa Inc.	2.700%	4/15/40	1,450	1,113
	Visa Inc.	4.300%	12/14/45	2,230	2,070
	Visa Inc.	3.650%	9/15/47	655	555
	Visa Inc.	2.000%	8/15/50	1,500	921
	Voya Financial Inc.	3.650%	6/15/26	750	705
	Voya Financial Inc.	5.700%	7/15/43	650	623
	Voya Financial Inc.	4.800%	6/15/46	125	103
	W R Berkley Corp.	4.750%	8/1/44	290	254
	W R Berkley Corp.	3.550%	3/30/52	1,000	711
	W R Berkley Corp.	3.150%	9/30/61	500	309
	Wachovia Corp.	6.605%	10/1/25	1,000	1,018
	Wachovia Corp.	7.500%	4/15/35	150	170
	Wachovia Corp.	5.500%	8/1/35	325	318
	Wachovia Corp.	6.550%	10/15/35	100	106
	Webster Financial Corp.	4.100%	3/25/29	245	212
[7]	Wells Fargo & Co.	3.550%	9/29/25	1,149	1,102
[7]	Wells Fargo & Co.	2.406%	10/30/25	3,400	3,239
[7]	Wells Fargo & Co.	2.164%	2/11/26	5,000	4,710
	Wells Fargo & Co.	3.000%	4/22/26	4,025	3,789
[7]	Wells Fargo & Co.	3.908%	4/25/26	1,850	1,788
[7]	Wells Fargo & Co.	2.188%	4/30/26	3,000	2,812
[7]	Wells Fargo & Co.	4.100%	6/3/26	7,151	6,863
[7]	Wells Fargo & Co.	4.540%	8/15/26	1,300	1,271
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,114
[7]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,440
[7]	Wells Fargo & Co.	3.584%	5/22/28	1,048	977
[7]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,338
[7]	Wells Fargo & Co.	4.808%	7/25/28	4,205	4,112
[7]	Wells Fargo & Co.	4.150%	1/24/29	200	190
[7]	Wells Fargo & Co.	2.879%	10/30/30	8,000	6,915
[7]	Wells Fargo & Co.	4.478%	4/4/31	5,210	4,956
[7]	Wells Fargo & Co.	4.897%	7/25/33	5,800	5,560
	Wells Fargo & Co.	5.389%	4/24/34	2,450	2,435
[7]	Wells Fargo & Co.	5.950%	12/15/36	225	222
[7]	Wells Fargo & Co.	3.068%	4/30/41	6,000	4,402
	Wells Fargo & Co.	5.606%	1/15/44	1,900	1,823
[7]	Wells Fargo & Co.	4.650%	11/4/44	2,175	1,854
	Wells Fargo & Co.	3.900%	5/1/45	650	522
[7]	Wells Fargo & Co.	4.900%	11/17/45	2,300	2,024
[7]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,120
[7]	Wells Fargo & Co.	4.750%	12/7/46	2,175	1,850
[7]	Wells Fargo & Co.	5.013%	4/4/51	4,500	4,178
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Wells Fargo & Co.	4.611%	4/25/53	1,850	1,623
	Wells Fargo Bank NA	5.950%	8/26/36	550	553
[7]	Wells Fargo Bank NA	5.850%	2/1/37	425	431
[7]	Wells Fargo Bank NA	6.600%	1/15/38	605	657
	Western Union Co.	2.850%	1/10/25	400	381
	Western Union Co.	1.350%	3/15/26	500	443
	Western Union Co.	2.750%	3/15/31	500	396
	Western Union Co.	6.200%	11/17/36	410	412
	Westpac Banking Corp.	1.019%	11/18/24	900	847
	Westpac Banking Corp.	2.350%	2/19/25	1,575	1,500
	Westpac Banking Corp.	2.850%	5/13/26	450	424
	Westpac Banking Corp.	2.700%	8/19/26	5,650	5,248
	Westpac Banking Corp.	3.350%	3/8/27	800	755
	Westpac Banking Corp.	1.953%	11/20/28	900	772
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,430
[7]	Westpac Banking Corp.	2.894%	2/4/30	3,007	2,811
	Westpac Banking Corp.	5.405%	8/10/33	875	828
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,527
	Westpac Banking Corp.	2.668%	11/15/35	1,250	958
	Westpac Banking Corp.	3.020%	11/18/36	2,000	1,531
	Westpac Banking Corp.	2.963%	11/16/40	1,000	670
	Willis North America Inc.	4.500%	9/15/28	1,500	1,430
	Willis North America Inc.	2.950%	9/15/29	660	569
	Willis North America Inc.	5.350%	5/15/33	300	293
	Willis North America Inc.	5.050%	9/15/48	200	172
	Willis North America Inc.	3.875%	9/15/49	625	455
	XL Group Ltd.	5.250%	12/15/43	100	98
	Zions Bancorp NA	3.250%	10/29/29	250	184
					1,475,984
Health Care (1.1%)
	Abbott Laboratories	2.950%	3/15/25	1,760	1,704
	Abbott Laboratories	3.875%	9/15/25	1,539	1,504
	Abbott Laboratories	3.750%	11/30/26	502	490
	Abbott Laboratories	1.150%	1/30/28	1,850	1,601
	Abbott Laboratories	1.400%	6/30/30	400	329
	Abbott Laboratories	4.750%	11/30/36	700	702
	Abbott Laboratories	6.150%	11/30/37	425	475
	Abbott Laboratories	6.000%	4/1/39	250	279
	Abbott Laboratories	5.300%	5/27/40	310	324
	Abbott Laboratories	4.750%	4/15/43	500	491
	Abbott Laboratories	4.900%	11/30/46	1,865	1,880
	AbbVie Inc.	2.600%	11/21/24	2,225	2,135
	AbbVie Inc.	3.600%	5/14/25	2,868	2,773
	AbbVie Inc.	3.200%	5/14/26	2,321	2,200
	AbbVie Inc.	2.950%	11/21/26	4,390	4,102
	AbbVie Inc.	4.250%	11/14/28	1,750	1,698
	AbbVie Inc.	3.200%	11/21/29	3,150	2,847
	AbbVie Inc.	4.550%	3/15/35	1,350	1,285
	AbbVie Inc.	4.500%	5/14/35	2,030	1,927
	AbbVie Inc.	4.300%	5/14/36	1,675	1,540
	AbbVie Inc.	4.050%	11/21/39	3,850	3,351
	AbbVie Inc.	4.625%	10/1/42	430	388
	AbbVie Inc.	4.400%	11/6/42	2,119	1,897
	AbbVie Inc.	4.850%	6/15/44	945	880
	AbbVie Inc.	4.750%	3/15/45	525	481
	AbbVie Inc.	4.700%	5/14/45	2,257	2,058
	AbbVie Inc.	4.450%	5/14/46	2,100	1,850
	AbbVie Inc.	4.875%	11/14/48	400	377
	AbbVie Inc.	4.250%	11/21/49	4,965	4,278
	Adventist Health System	2.952%	3/1/29	350	305
	Adventist Health System	5.430%	3/1/32	500	496
	Adventist Health System	3.630%	3/1/49	375	276
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	215
[7]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	84
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	330
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	188
[7]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	207
	Aetna Inc.	3.500%	11/15/24	995	965

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aetna Inc.	6.625%	6/15/36	1,100	1,211
	Aetna Inc.	6.750%	12/15/37	350	387
	Aetna Inc.	4.500%	5/15/42	375	322
	Aetna Inc.	4.125%	11/15/42	325	268
	Aetna Inc.	3.875%	8/15/47	1,000	780
	Agilent Technologies Inc.	3.050%	9/22/26	450	417
	Agilent Technologies Inc.	2.750%	9/15/29	293	256
	Agilent Technologies Inc.	2.100%	6/4/30	325	267
	Agilent Technologies Inc.	2.300%	3/12/31	500	409
	AHS Hospital Corp.	5.024%	7/1/45	325	314
[7]	AHS Hospital Corp.	2.780%	7/1/51	500	328
[7]	Allina Health System	3.887%	4/15/49	325	261
	AmerisourceBergen Corp.	3.250%	3/1/25	325	312
	AmerisourceBergen Corp.	3.450%	12/15/27	700	655
	AmerisourceBergen Corp.	2.800%	5/15/30	975	846
	AmerisourceBergen Corp.	2.700%	3/15/31	2,000	1,705
	AmerisourceBergen Corp.	4.300%	12/15/47	816	696
	Amgen Inc.	1.900%	2/21/25	840	792
	Amgen Inc.	5.250%	3/2/25	1,695	1,687
	Amgen Inc.	5.507%	3/2/26	1,000	998
	Amgen Inc.	2.600%	8/19/26	1,845	1,708
	Amgen Inc.	2.200%	2/21/27	1,725	1,567
	Amgen Inc.	3.200%	11/2/27	1,000	935
	Amgen Inc.	5.150%	3/2/28	3,475	3,470
	Amgen Inc.	1.650%	8/15/28	1,000	855
	Amgen Inc.	4.050%	8/18/29	650	615
	Amgen Inc.	2.450%	2/21/30	1,675	1,434
	Amgen Inc.	5.250%	3/2/30	1,300	1,303
	Amgen Inc.	2.300%	2/25/31	2,100	1,745
	Amgen Inc.	2.000%	1/15/32	1,250	994
	Amgen Inc.	3.350%	2/22/32	1,000	881
	Amgen Inc.	5.250%	3/2/33	4,915	4,920
	Amgen Inc.	3.150%	2/21/40	2,800	2,142
	Amgen Inc.	2.800%	8/15/41	1,000	708
	Amgen Inc.	4.950%	10/1/41	500	465
	Amgen Inc.	5.150%	11/15/41	451	436
	Amgen Inc.	5.600%	3/2/43	1,670	1,674
	Amgen Inc.	4.400%	5/1/45	2,350	2,035
	Amgen Inc.	4.563%	6/15/48	656	582
	Amgen Inc.	3.375%	2/21/50	1,875	1,375
	Amgen Inc.	4.663%	6/15/51	2,439	2,185
	Amgen Inc.	3.000%	1/15/52	2,500	1,669
	Amgen Inc.	4.200%	2/22/52	1,500	1,243
	Amgen Inc.	5.650%	3/2/53	2,000	2,028
	Amgen Inc.	2.770%	9/1/53	2,126	1,327
	Amgen Inc.	4.400%	2/22/62	700	576
	Amgen Inc.	5.750%	3/2/63	2,250	2,287
[7]	Ascension Health	2.532%	11/15/29	1,056	908
[7]	Ascension Health	3.106%	11/15/39	300	234
	Ascension Health	3.945%	11/15/46	650	546
[7]	Ascension Health	4.847%	11/15/53	610	599
	AstraZeneca Finance LLC	1.200%	5/28/26	500	451
	AstraZeneca Finance LLC	4.875%	3/3/28	650	650
	AstraZeneca Finance LLC	1.750%	5/28/28	1,100	953
	AstraZeneca Finance LLC	4.900%	3/3/30	650	651
	AstraZeneca Finance LLC	2.250%	5/28/31	500	422
	AstraZeneca Finance LLC	4.875%	3/3/33	650	659
	AstraZeneca plc	3.375%	11/16/25	2,574	2,474
	AstraZeneca plc	0.700%	4/8/26	1,000	894
	AstraZeneca plc	3.125%	6/12/27	500	470
	AstraZeneca plc	1.375%	8/6/30	1,020	820
	AstraZeneca plc	6.450%	9/15/37	2,105	2,417
	AstraZeneca plc	4.000%	9/18/42	670	597
	AstraZeneca plc	4.375%	11/16/45	1,475	1,368
	AstraZeneca plc	4.375%	8/17/48	550	515
	AstraZeneca plc	2.125%	8/6/50	500	312
	AstraZeneca plc	3.000%	5/28/51	250	186
	Banner Health	2.338%	1/1/30	375	321
	Banner Health	1.897%	1/1/31	500	404
	Banner Health	2.907%	1/1/42	500	365
[7]	Banner Health	3.181%	1/1/50	225	161
	Banner Health	2.913%	1/1/51	500	337
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	300
[7]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	370
	Baxalta Inc.	4.000%	6/23/25	1,411	1,369
	Baxalta Inc.	5.250%	6/23/45	415	408
	Baxter International Inc.	1.322%	11/29/24	950	891
	Baxter International Inc.	2.600%	8/15/26	400	368
	Baxter International Inc.	1.915%	2/1/27	1,125	1,000
	Baxter International Inc.	2.272%	12/1/28	1,175	1,008
	Baxter International Inc.	3.950%	4/1/30	555	512
	Baxter International Inc.	1.730%	4/1/31	600	465
	Baxter International Inc.	2.539%	2/1/32	1,275	1,033
	Baxter International Inc.	3.500%	8/15/46	375	261
	Baxter International Inc.	3.132%	12/1/51	950	629
[7]	Baylor Scott & White Holdings	1.777%	11/15/30	500	399
	Baylor Scott & White Holdings	4.185%	11/15/45	400	344
[7]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	1,014
	Becton Dickinson & Co.	3.734%	12/15/24	495	481
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,359
	Becton Dickinson & Co.	4.693%	2/13/28	750	740
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	874
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	810
	Becton Dickinson & Co.	4.685%	12/15/44	675	614
	Becton Dickinson & Co.	4.669%	6/6/47	1,225	1,123
[7]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	500	322
	Biogen Inc.	4.050%	9/15/25	1,450	1,404
	Biogen Inc.	2.250%	5/1/30	1,425	1,191
	Biogen Inc.	3.150%	5/1/50	645	441
	Biogen Inc.	3.250%	2/15/51	589	412
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	250	233
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	440
[7]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	175	167
[7]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	276
[7]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	199
[7]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	174
	Boston Scientific Corp.	1.900%	6/1/25	250	234
	Boston Scientific Corp.	2.650%	6/1/30	700	610
	Boston Scientific Corp.	6.500%	11/15/35	225	250
	Boston Scientific Corp.	4.550%	3/1/39	559	519
	Boston Scientific Corp.	7.375%	1/15/40	225	270
	Boston Scientific Corp.	4.700%	3/1/49	1,064	1,000
	Bristol-Myers Squibb Co.	2.900%	7/26/24	2,700	2,629
	Bristol-Myers Squibb Co.	0.750%	11/13/25	500	454
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,303	1,247
	Bristol-Myers Squibb Co.	3.450%	11/15/27	495	474
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,250	1,214
	Bristol-Myers Squibb Co.	3.400%	7/26/29	1,050	974
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	402
	Bristol-Myers Squibb Co.	2.950%	3/15/32	1,000	883
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,330	1,213
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	304
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	1,587
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,116	1,973
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,355	2,978
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,150	749
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,149	2,555
	Bristol-Myers Squibb Co.	3.900%	3/15/62	1,500	1,206
	Cardinal Health Inc.	3.750%	9/15/25	225	217
	Cardinal Health Inc.	4.600%	3/15/43	400	334
	Cardinal Health Inc.	4.500%	11/15/44	250	204
	Cardinal Health Inc.	4.368%	6/15/47	500	412
[7]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	339
	Centene Corp.	4.250%	12/15/27	2,262	2,117
	Centene Corp.	2.450%	7/15/28	1,767	1,515
	Centene Corp.	4.625%	12/15/29	2,946	2,714
	Centene Corp.	3.375%	2/15/30	535	460
	Centene Corp.	3.000%	10/15/30	1,954	1,629
	Centene Corp.	2.500%	3/1/31	1,869	1,490
	Centene Corp.	2.625%	8/1/31	1,210	964
	Children's Health System of Texas	2.511%	8/15/50	500	309
[7]	Children's Hospital	2.928%	7/15/50	500	327

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Children's Hospital Corp.	4.115%	1/1/47	200	173
[7]	Children's Hospital Corp.	2.585%	2/1/50	200	128
	Children's Hospital Medical Center	4.268%	5/15/44	150	133
[7]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	326
[7]	CHRISTUS Health	4.341%	7/1/28	425	406
[7]	Cigna Group	3.250%	4/15/25	3,576	3,429
[7]	Cigna Group	4.500%	2/25/26	1,655	1,621
[7]	Cigna Group	3.400%	3/1/27	2,850	2,685
	Cigna Group	4.375%	10/15/28	1,775	1,717
	Cigna Group	2.400%	3/15/30	1,515	1,287
	Cigna Group	4.800%	8/15/38	1,570	1,482
	Cigna Group	3.200%	3/15/40	1,250	961
[7]	Cigna Group	6.125%	11/15/41	334	357
[7]	Cigna Group	4.800%	7/15/46	4,550	4,175
[7]	Cigna Group	3.875%	10/15/47	25	20
	Cigna Group	3.400%	3/15/50	1,725	1,260
	Cigna Group	3.400%	3/15/51	1,000	730
[7]	City of Hope	5.623%	11/15/43	250	247
[7]	City of Hope	4.378%	8/15/48	500	419
	Cleveland Clinic Foundation	4.858%	1/1/14	325	293
	CommonSpirit Health	2.760%	10/1/24	500	481
	CommonSpirit Health	1.547%	10/1/25	500	454
	CommonSpirit Health	3.347%	10/1/29	725	638
	CommonSpirit Health	2.782%	10/1/30	500	421
[7]	CommonSpirit Health	4.350%	11/1/42	790	677
	CommonSpirit Health	3.817%	10/1/49	225	172
	CommonSpirit Health	4.187%	10/1/49	780	638
	CommonSpirit Health	3.910%	10/1/50	330	255
[7]	Community Health Network Inc.	3.099%	5/1/50	2,000	1,298
[7]	Corewell Health Obligated Group	3.487%	7/15/49	275	203
[7]	Cottage Health Obligated Group	3.304%	11/1/49	425	315
	CVS Health Corp.	3.375%	8/12/24	360	351
	CVS Health Corp.	3.875%	7/20/25	2,425	2,358
	CVS Health Corp.	2.875%	6/1/26	3,547	3,337
	CVS Health Corp.	3.000%	8/15/26	1,300	1,219
	CVS Health Corp.	3.625%	4/1/27	475	451
	CVS Health Corp.	1.300%	8/21/27	1,000	862
	CVS Health Corp.	4.300%	3/25/28	4,084	3,938
	CVS Health Corp.	5.000%	1/30/29	1,000	990
	CVS Health Corp.	3.250%	8/15/29	675	606
	CVS Health Corp.	5.125%	2/21/30	1,000	994
	CVS Health Corp.	3.750%	4/1/30	1,563	1,434
	CVS Health Corp.	1.750%	8/21/30	2,000	1,597
	CVS Health Corp.	5.250%	1/30/31	600	598
	CVS Health Corp.	1.875%	2/28/31	1,000	794
	CVS Health Corp.	5.250%	2/21/33	1,800	1,793
	CVS Health Corp.	5.300%	6/1/33	1,125	1,123
	CVS Health Corp.	4.875%	7/20/35	525	499
	CVS Health Corp.	4.780%	3/25/38	4,300	3,964
	CVS Health Corp.	6.125%	9/15/39	375	390
	CVS Health Corp.	4.125%	4/1/40	1,175	989
	CVS Health Corp.	2.700%	8/21/40	1,500	1,046
	CVS Health Corp.	5.300%	12/5/43	650	622
	CVS Health Corp.	5.125%	7/20/45	3,775	3,488
	CVS Health Corp.	5.050%	3/25/48	4,929	4,546
	CVS Health Corp.	4.250%	4/1/50	700	579
	CVS Health Corp.	5.625%	2/21/53	1,250	1,242
	CVS Health Corp.	5.875%	6/1/53	536	551
	CVS Health Corp.	6.000%	6/1/63	670	689
	Danaher Corp.	3.350%	9/15/25	1,102	1,061
	Danaher Corp.	2.600%	10/1/50	550	370
	Danaher Corp.	2.800%	12/10/51	500	345
[7]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	237
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	499
	DH Europe Finance II Sarl	2.200%	11/15/24	1,450	1,388
	DH Europe Finance II Sarl	3.250%	11/15/39	725	591
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	940
	Dignity Health	3.812%	11/1/24	100	97
	Dignity Health	4.500%	11/1/42	550	481
	Dignity Health	5.267%	11/1/64	225	209
[7]	Duke University Health System Inc.	3.920%	6/1/47	450	376
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	459
	Elevance Health Inc.	3.500%	8/15/24	975	950
	Elevance Health Inc.	2.375%	1/15/25	1,409	1,340
	Elevance Health Inc.	5.350%	10/15/25	500	499
	Elevance Health Inc.	4.900%	2/8/26	500	492
	Elevance Health Inc.	2.875%	9/15/29	425	375
	Elevance Health Inc.	2.250%	5/15/30	2,500	2,095
	Elevance Health Inc.	2.550%	3/15/31	1,280	1,077
	Elevance Health Inc.	4.100%	5/15/32	700	653
	Elevance Health Inc.	5.500%	10/15/32	500	514
	Elevance Health Inc.	4.750%	2/15/33	650	632
	Elevance Health Inc.	5.850%	1/15/36	300	307
	Elevance Health Inc.	6.375%	6/15/37	300	324
	Elevance Health Inc.	4.625%	5/15/42	1,275	1,149
	Elevance Health Inc.	4.650%	1/15/43	1,750	1,598
	Elevance Health Inc.	5.100%	1/15/44	1,200	1,136
	Elevance Health Inc.	4.650%	8/15/44	75	67
	Elevance Health Inc.	4.375%	12/1/47	918	801
	Elevance Health Inc.	4.550%	3/1/48	120	106
	Elevance Health Inc.	3.700%	9/15/49	700	542
	Elevance Health Inc.	3.125%	5/15/50	1,270	891
	Elevance Health Inc.	3.600%	3/15/51	1,500	1,148
	Elevance Health Inc.	4.550%	5/15/52	700	624
	Elevance Health Inc.	6.100%	10/15/52	500	548
	Elevance Health Inc.	5.125%	2/15/53	650	629
	Eli Lilly & Co.	2.750%	6/1/25	380	365
	Eli Lilly & Co.	3.375%	3/15/29	335	315
	Eli Lilly & Co.	3.950%	3/15/49	1,335	1,189
	Eli Lilly & Co.	4.875%	2/27/53	1,000	1,027
	Eli Lilly & Co.	2.500%	9/15/60	500	315
	Eli Lilly & Co.	4.950%	2/27/63	1,000	1,020
[7]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	373
	GE HealthCare Technologies Inc.	5.550%	11/15/24	500	498
	GE HealthCare Technologies Inc.	5.600%	11/15/25	500	501
	GE HealthCare Technologies Inc.	5.650%	11/15/27	500	506
	GE HealthCare Technologies Inc.	5.857%	3/15/30	750	770
	GE HealthCare Technologies Inc.	5.905%	11/22/32	1,500	1,568
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,329	1,478
	Gilead Sciences Inc.	0.750%	9/29/23	562	556
	Gilead Sciences Inc.	3.500%	2/1/25	345	335
	Gilead Sciences Inc.	3.650%	3/1/26	4,305	4,144
	Gilead Sciences Inc.	2.950%	3/1/27	175	164
	Gilead Sciences Inc.	1.200%	10/1/27	900	777
	Gilead Sciences Inc.	4.600%	9/1/35	700	676
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,128
	Gilead Sciences Inc.	2.600%	10/1/40	1,000	724
	Gilead Sciences Inc.	5.650%	12/1/41	800	841
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,266
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,276
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	2,520
	Gilead Sciences Inc.	2.800%	10/1/50	2,325	1,575
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,874	1,822
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,069
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	190
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	2,561
[7]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	353
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	435
[7]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	338
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	199
[7]	Hartford HealthCare Corp.	3.447%	7/1/54	300	214
	HCA Inc.	5.375%	2/1/25	1,750	1,735
	HCA Inc.	5.250%	4/15/25	1,350	1,333
	HCA Inc.	5.875%	2/15/26	500	500
	HCA Inc.	5.250%	6/15/26	1,150	1,138
	HCA Inc.	4.500%	2/15/27	1,535	1,482
	HCA Inc.	5.200%	6/1/28	816	811
	HCA Inc.	5.625%	9/1/28	1,225	1,228
	HCA Inc.	4.125%	6/15/29	2,420	2,241
	HCA Inc.	3.500%	9/1/30	2,500	2,190
	HCA Inc.	2.375%	7/15/31	1,750	1,400
[11]	HCA Inc.	3.625%	3/15/32	1,500	1,302
	HCA Inc.	5.500%	6/1/33	1,019	1,017

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	5.125%	6/15/39	825	765
[11]	HCA Inc.	4.375%	3/15/42	500	411
	HCA Inc.	5.500%	6/15/47	1,000	939
	HCA Inc.	5.250%	6/15/49	1,945	1,759
	HCA Inc.	3.500%	7/15/51	1,000	689
[11]	HCA Inc.	4.625%	3/15/52	2,000	1,642
	HCA Inc.	5.900%	6/1/53	816	809
	Humana Inc.	3.850%	10/1/24	861	842
	Humana Inc.	4.500%	4/1/25	750	737
	Humana Inc.	1.350%	2/3/27	500	435
	Humana Inc.	3.950%	3/15/27	950	909
	Humana Inc.	5.750%	3/1/28	750	764
	Humana Inc.	3.125%	8/15/29	400	353
	Humana Inc.	4.875%	4/1/30	480	470
	Humana Inc.	2.150%	2/3/32	500	395
	Humana Inc.	5.875%	3/1/33	750	778
	Humana Inc.	4.625%	12/1/42	375	331
	Humana Inc.	4.950%	10/1/44	620	567
	Humana Inc.	3.950%	8/15/49	470	379
	Humana Inc.	5.500%	3/15/53	600	597
	IHC Health Services Inc.	4.131%	5/15/48	300	281
	Illumina Inc.	5.800%	12/12/25	500	501
	Illumina Inc.	5.750%	12/13/27	500	503
	Illumina Inc.	2.550%	3/23/31	500	414
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	423
[7]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	335
	Inova Health System Foundation	4.068%	5/15/52	500	426
[7]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	569
[7]	Iowa Health System	3.665%	2/15/50	400	306
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	473
	Johnson & Johnson	2.625%	1/15/25	1,506	1,457
	Johnson & Johnson	2.450%	3/1/26	1,600	1,511
	Johnson & Johnson	0.950%	9/1/27	1,225	1,070
	Johnson & Johnson	2.900%	1/15/28	1,100	1,036
	Johnson & Johnson	1.300%	9/1/30	1,050	862
	Johnson & Johnson	4.950%	5/15/33	550	580
	Johnson & Johnson	4.375%	12/5/33	900	907
	Johnson & Johnson	3.550%	3/1/36	1,325	1,193
	Johnson & Johnson	3.625%	3/3/37	2,150	1,935
	Johnson & Johnson	5.950%	8/15/37	745	843
	Johnson & Johnson	5.850%	7/15/38	325	363
	Johnson & Johnson	2.100%	9/1/40	925	652
	Johnson & Johnson	4.500%	9/1/40	419	415
	Johnson & Johnson	4.850%	5/15/41	225	226
	Johnson & Johnson	4.500%	12/5/43	550	545
	Johnson & Johnson	3.700%	3/1/46	1,750	1,541
	Johnson & Johnson	3.750%	3/3/47	500	441
	Johnson & Johnson	3.500%	1/15/48	250	213
	Johnson & Johnson	2.250%	9/1/50	925	612
	Johnson & Johnson	2.450%	9/1/60	1,525	981
	Kaiser Foundation Hospitals	3.150%	5/1/27	1,031	969
[7]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	367
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	896
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	593
[7]	Kaiser Foundation Hospitals	3.266%	11/1/49	375	279
[7]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,500	1,052
	Koninklijke Philips NV	6.875%	3/11/38	300	333
	Koninklijke Philips NV	5.000%	3/15/42	785	718
	Laboratory Corp. of America Holdings	3.250%	9/1/24	500	484
	Laboratory Corp. of America Holdings	2.300%	12/1/24	425	404
	Laboratory Corp. of America Holdings	3.600%	2/1/25	1,421	1,375
	Laboratory Corp. of America Holdings	1.550%	6/1/26	500	446
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	427
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	461
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	424
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	694
[7]	Mass General Brigham Inc.	3.765%	7/1/48	150	121
[7]	Mass General Brigham Inc.	3.192%	7/1/49	400	291
[7]	Mass General Brigham Inc.	4.117%	7/1/55	275	229
[7]	Mass General Brigham Inc.	3.342%	7/1/60	725	507
[7]	Mayo Clinic	3.774%	11/15/43	250	211
[7]	Mayo Clinic	4.000%	11/15/47	150	128
[7]	Mayo Clinic	4.128%	11/15/52	125	108
[7]	Mayo Clinic	3.196%	11/15/61	750	509
	McKesson Corp.	0.900%	12/3/25	750	673
	McKesson Corp.	5.250%	2/15/26	400	399
	McKesson Corp.	4.900%	7/15/28	102	102
	McKesson Corp.	5.100%	7/15/33	500	502
[7]	MedStar Health Inc.	3.626%	8/15/49	250	186
	Medtronic Inc.	4.375%	3/15/35	2,358	2,264
	Medtronic Inc.	4.625%	3/15/45	754	733
	Memorial Health Services	3.447%	11/1/49	500	371
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	97
[7]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	174
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	382
[7]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	128
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,168
	Merck & Co. Inc.	0.750%	2/24/26	2,743	2,478
	Merck & Co. Inc.	1.700%	6/10/27	1,450	1,299
	Merck & Co. Inc.	4.050%	5/17/28	550	540
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,406
	Merck & Co. Inc.	4.300%	5/17/30	612	599
	Merck & Co. Inc.	1.450%	6/24/30	770	628
	Merck & Co. Inc.	2.150%	12/10/31	2,350	1,948
	Merck & Co. Inc.	4.500%	5/17/33	1,223	1,214
	Merck & Co. Inc.	6.500%	12/1/33	525	603
	Merck & Co. Inc.	3.900%	3/7/39	600	539
	Merck & Co. Inc.	2.350%	6/24/40	775	555
	Merck & Co. Inc.	3.600%	9/15/42	425	354
	Merck & Co. Inc.	4.150%	5/18/43	980	893
	Merck & Co. Inc.	4.900%	5/17/44	612	613
	Merck & Co. Inc.	3.700%	2/10/45	2,295	1,949
	Merck & Co. Inc.	4.000%	3/7/49	600	530
	Merck & Co. Inc.	2.450%	6/24/50	750	491
	Merck & Co. Inc.	2.750%	12/10/51	3,675	2,536
	Merck & Co. Inc.	5.000%	5/17/53	1,223	1,238
	Merck & Co. Inc.	2.900%	12/10/61	1,200	797
	Merck & Co. Inc.	5.150%	5/17/63	816	833
[7]	Methodist Hospital	2.705%	12/1/50	500	325
[7]	Montefiore Obligated Group	5.246%	11/1/48	600	451
[7]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	159
[7]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	450	347
[7]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	342
	MultiCare Health System	2.803%	8/15/50	500	303
	Mylan Inc.	4.550%	4/15/28	575	543
	Mylan Inc.	5.400%	11/29/43	400	335
	Mylan Inc.	5.200%	4/15/48	625	486
	New York & Presbyterian Hospital	4.024%	8/1/45	480	406
	New York & Presbyterian Hospital	4.063%	8/1/56	425	358
	New York & Presbyterian Hospital	2.606%	8/1/60	500	294
[7]	New York & Presbyterian Hospital	3.954%	8/1/19	400	289
	Northwell Healthcare Inc.	3.979%	11/1/46	525	408
	Northwell Healthcare Inc.	4.260%	11/1/47	850	699
	Northwell Healthcare Inc.	3.809%	11/1/49	375	282
	Novant Health Inc.	2.637%	11/1/36	500	377
	Novant Health Inc.	3.168%	11/1/51	500	359
	Novant Health Inc.	3.318%	11/1/61	1,000	692
	Novartis Capital Corp.	3.400%	5/6/24	1,959	1,925
	Novartis Capital Corp.	1.750%	2/14/25	255	242
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,340
	Novartis Capital Corp.	2.000%	2/14/27	2,340	2,145
	Novartis Capital Corp.	3.100%	5/17/27	800	762

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	2.200%	8/14/30	2,175	1,883
	Novartis Capital Corp.	3.700%	9/21/42	525	450
	Novartis Capital Corp.	4.400%	5/6/44	1,050	1,007
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,084
	Novartis Capital Corp.	2.750%	8/14/50	850	618
[7]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	154
[7]	NYU Langone Hospitals	5.750%	7/1/43	375	390
	NYU Langone Hospitals	4.784%	7/1/44	325	302
[7]	NYU Langone Hospitals	4.368%	7/1/47	425	373
[7]	NYU Langone Hospitals	3.380%	7/1/55	525	370
[7]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	500	374
	OhioHealth Corp.	2.297%	11/15/31	500	406
	OhioHealth Corp.	2.834%	11/15/41	500	362
[7]	OhioHealth Corp.	3.042%	11/15/50	300	216
	Orlando Health Obligated Group	4.089%	10/1/48	225	186
	Orlando Health Obligated Group	3.327%	10/1/50	500	365
[7]	PeaceHealth Obligated Group	4.787%	11/15/48	300	267
[7]	PeaceHealth Obligated Group	3.218%	11/15/50	500	337
	Pfizer Inc.	0.800%	5/28/25	300	277
	Pfizer Inc.	2.750%	6/3/26	2,556	2,416
	Pfizer Inc.	3.000%	12/15/26	1,295	1,224
	Pfizer Inc.	3.600%	9/15/28	600	576
	Pfizer Inc.	3.450%	3/15/29	750	706
	Pfizer Inc.	2.625%	4/1/30	1,175	1,044
	Pfizer Inc.	1.700%	5/28/30	1,750	1,454
	Pfizer Inc.	1.750%	8/18/31	1,250	1,016
	Pfizer Inc.	4.000%	12/15/36	1,000	934
	Pfizer Inc.	4.100%	9/15/38	600	546
	Pfizer Inc.	3.900%	3/15/39	550	492
	Pfizer Inc.	7.200%	3/15/39	1,015	1,263
	Pfizer Inc.	2.550%	5/28/40	750	551
	Pfizer Inc.	4.300%	6/15/43	780	721
	Pfizer Inc.	4.400%	5/15/44	725	688
	Pfizer Inc.	4.125%	12/15/46	1,575	1,416
	Pfizer Inc.	4.200%	9/15/48	500	460
	Pfizer Inc.	4.000%	3/15/49	850	760
	Pfizer Inc.	2.700%	5/28/50	1,275	898
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	2,447	2,425
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	2,447	2,417
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	3,262	3,208
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	2,450	2,421
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	4,078	4,064
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	2,450	2,451
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	4,893	5,095
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	3,262	3,301
	Pharmacia LLC	6.600%	12/1/28	912	983
[7]	Piedmont Healthcare Inc.	2.044%	1/1/32	500	393
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	324
	Presbyterian Healthcare Services	4.875%	8/1/52	500	490
[7]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	457	416
[7]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	421
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	500	497
[7]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	242
[7]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	315
	Quest Diagnostics Inc.	3.500%	3/30/25	250	241
	Quest Diagnostics Inc.	3.450%	6/1/26	1,141	1,089
	Quest Diagnostics Inc.	4.200%	6/30/29	350	338
	Quest Diagnostics Inc.	2.950%	6/30/30	800	704
	Quest Diagnostics Inc.	2.800%	6/30/31	425	366
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quest Diagnostics Inc.	5.750%	1/30/40	61	60
	Quest Diagnostics Inc.	4.700%	3/30/45	200	176
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	797
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	580
	Revvity Inc.	0.850%	9/15/24	500	471
	Revvity Inc.	1.900%	9/15/28	500	423
	Revvity Inc.	3.300%	9/15/29	500	447
	Revvity Inc.	2.550%	3/15/31	500	411
	Revvity Inc.	2.250%	9/15/31	500	402
	Revvity Inc.	3.625%	3/15/51	350	253
	Royalty Pharma plc	1.200%	9/2/25	1,000	903
	Royalty Pharma plc	1.750%	9/2/27	1,400	1,205
	Royalty Pharma plc	2.200%	9/2/30	900	724
	Royalty Pharma plc	3.300%	9/2/40	1,000	712
	Royalty Pharma plc	3.550%	9/2/50	800	540
	Royalty Pharma plc	3.350%	9/2/51	500	323
[7]	Rush Obligated Group	3.922%	11/15/29	245	225
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	288
	RWJ Barnabas Health Inc.	3.477%	7/1/49	100	76
	Sanofi	3.625%	6/19/28	1,000	964
[7]	Seattle Children's Hospital	2.719%	10/1/50	500	333
[7]	Sharp HealthCare	2.680%	8/1/50	500	322
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,685	2,520
	Smith & Nephew plc	2.032%	10/14/30	820	664
[7]	SSM Health Care Corp.	3.823%	6/1/27	375	350
	SSM Health Care Corp.	4.894%	6/1/28	1,000	982
[7]	Stanford Health Care	3.795%	11/15/48	450	370
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	600	450
	Stryker Corp.	1.150%	6/15/25	400	369
	Stryker Corp.	3.375%	11/1/25	500	479
	Stryker Corp.	3.500%	3/15/26	890	853
	Stryker Corp.	3.650%	3/7/28	450	428
	Stryker Corp.	4.100%	4/1/43	325	277
	Stryker Corp.	4.375%	5/15/44	775	680
[7]	Sutter Health	1.321%	8/15/25	500	455
[7]	Sutter Health	3.695%	8/15/28	300	279
[7]	Sutter Health	2.294%	8/15/30	500	413
	Sutter Health	5.164%	8/15/33	300	299
[7]	Sutter Health	3.161%	8/15/40	500	377
[7]	Sutter Health	4.091%	8/15/48	375	308
[7]	Sutter Health	3.361%	8/15/50	475	341
	Sutter Health	5.547%	8/15/53	300	310
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	1,060	1,054
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	1,850
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	1,700	1,283
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,790	1,259
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	615
	Texas Health Resources	2.328%	11/15/50	500	296
[7]	Texas Health Resources	4.330%	11/15/55	100	87
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	900	851
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	295	296
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	500	431
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	890	786
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,629
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	250	255
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,000	744
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	356
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	358
[7]	Trinity Health Corp.	2.632%	12/1/40	500	354
	Trinity Health Corp.	4.125%	12/1/45	450	388
	UnitedHealth Group Inc.	2.375%	8/15/24	550	532
	UnitedHealth Group Inc.	5.000%	10/15/24	650	648
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,677
	UnitedHealth Group Inc.	5.150%	10/15/25	650	652
	UnitedHealth Group Inc.	3.700%	12/15/25	200	193
	UnitedHealth Group Inc.	1.250%	1/15/26	781	714
	UnitedHealth Group Inc.	3.100%	3/15/26	750	717
	UnitedHealth Group Inc.	1.150%	5/15/26	500	452
	UnitedHealth Group Inc.	3.450%	1/15/27	1,645	1,578
	UnitedHealth Group Inc.	3.700%	5/15/27	550	530
	UnitedHealth Group Inc.	5.250%	2/15/28	1,725	1,759
	UnitedHealth Group Inc.	3.850%	6/15/28	2,100	2,014

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.875%	12/15/28	500	480
	UnitedHealth Group Inc.	4.250%	1/15/29	830	806
	UnitedHealth Group Inc.	2.875%	8/15/29	475	427
	UnitedHealth Group Inc.	5.300%	2/15/30	875	896
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,472
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,452
	UnitedHealth Group Inc.	5.350%	2/15/33	1,725	1,792
	UnitedHealth Group Inc.	4.500%	4/15/33	1,500	1,462
	UnitedHealth Group Inc.	6.500%	6/15/37	200	223
	UnitedHealth Group Inc.	6.625%	11/15/37	325	371
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	1,616
	UnitedHealth Group Inc.	3.500%	8/15/39	1,510	1,266
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	1,667
	UnitedHealth Group Inc.	5.950%	2/15/41	240	260
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	1,079
	UnitedHealth Group Inc.	4.375%	3/15/42	325	296
	UnitedHealth Group Inc.	3.950%	10/15/42	800	687
	UnitedHealth Group Inc.	4.250%	3/15/43	75	68
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,257
	UnitedHealth Group Inc.	4.200%	1/15/47	775	683
	UnitedHealth Group Inc.	4.250%	4/15/47	950	832
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,058
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	1,003
	UnitedHealth Group Inc.	3.700%	8/15/49	680	547
	UnitedHealth Group Inc.	2.900%	5/15/50	520	364
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	1,414
	UnitedHealth Group Inc.	5.875%	2/15/53	875	971
	UnitedHealth Group Inc.	5.050%	4/15/53	1,892	1,878
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	1,836
	UnitedHealth Group Inc.	3.125%	5/15/60	2,640	1,840
	UnitedHealth Group Inc.	6.050%	2/15/63	875	989
	UnitedHealth Group Inc.	5.200%	4/15/63	1,500	1,496
	Universal Health Services Inc.	2.650%	10/15/30	700	571
[7]	UPMC	3.600%	4/3/25	400	385
	UPMC	5.035%	5/15/33	400	391
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,100	1,045
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,250	1,777
	Viatris Inc.	1.650%	6/22/25	600	552
	Viatris Inc.	2.300%	6/22/27	1,350	1,180
	Viatris Inc.	3.850%	6/22/40	425	294
	Viatris Inc.	4.000%	6/22/50	925	612
[7]	WakeMed	3.286%	10/1/52	500	349
[7]	Willis-Knighton Medical Center	4.813%	9/1/48	200	179
[7]	Willis-Knighton Medical Center	3.065%	3/1/51	500	317
	Wyeth LLC	6.500%	2/1/34	500	561
	Wyeth LLC	6.000%	2/15/36	410	446
	Wyeth LLC	5.950%	4/1/37	1,605	1,753
[7]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	302
	Zeneca Wilmington Inc.	7.000%	11/15/23	600	603
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	700	660
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,000	944
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	700	581
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	199
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	280	236
	Zoetis Inc.	4.500%	11/13/25	350	344
	Zoetis Inc.	3.000%	9/12/27	800	745
	Zoetis Inc.	3.900%	8/20/28	400	384
	Zoetis Inc.	2.000%	5/15/30	575	480
	Zoetis Inc.	5.600%	11/16/32	1,000	1,045
	Zoetis Inc.	4.700%	2/1/43	900	837
	Zoetis Inc.	3.950%	9/12/47	400	332
	Zoetis Inc.	4.450%	8/20/48	325	289
	Zoetis Inc.	3.000%	5/15/50	250	175
					574,891
Industrials (0.7%)
	3M Co.	2.000%	2/14/25	600	566
	3M Co.	2.650%	4/15/25	319	304
[7]	3M Co.	2.250%	9/19/26	100	92
	3M Co.	2.875%	10/15/27	1,639	1,500
[7]	3M Co.	3.375%	3/1/29	650	596
	3M Co.	2.375%	8/26/29	1,555	1,335
	3M Co.	3.050%	4/15/30	600	541
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	3M Co.	3.125%	9/19/46	1,125	791
[7]	3M Co.	3.625%	10/15/47	450	347
[7]	3M Co.	4.000%	9/14/48	182	159
	3M Co.	3.250%	8/26/49	375	272
	3M Co.	3.700%	4/15/50	1,200	950
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	566
	Allegion plc	3.500%	10/1/29	325	288
	Allegion US Holding Co. Inc.	3.200%	10/1/24	128	123
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	324
[7]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	730	607
[7]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	190	177
[7]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	311	287
[7]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	697	626
[7]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	157	140
[7]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	355	326
[7]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	292	261
[7]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	184	160
	Amphenol Corp.	2.050%	3/1/25	170	161
	Amphenol Corp.	4.750%	3/30/26	500	494
	Amphenol Corp.	4.350%	6/1/29	300	290
	Amphenol Corp.	2.800%	2/15/30	750	658
	Amphenol Corp.	2.200%	9/15/31	400	327
[7]	BNSF Funding Trust I	6.613%	12/15/55	325	315
	Boeing Co.	2.850%	10/30/24	450	433
	Boeing Co.	4.875%	5/1/25	3,980	3,923
	Boeing Co.	2.750%	2/1/26	500	466
	Boeing Co.	2.196%	2/4/26	5,000	4,591
	Boeing Co.	3.100%	5/1/26	400	376
	Boeing Co.	2.250%	6/15/26	325	295
	Boeing Co.	2.700%	2/1/27	1,715	1,568
	Boeing Co.	2.800%	3/1/27	1,846	1,684
	Boeing Co.	5.040%	5/1/27	1,760	1,740
	Boeing Co.	3.250%	2/1/28	1,350	1,240
	Boeing Co.	3.250%	3/1/28	275	251
	Boeing Co.	3.450%	11/1/28	1,000	908
	Boeing Co.	3.200%	3/1/29	900	807
	Boeing Co.	2.950%	2/1/30	500	435
	Boeing Co.	5.150%	5/1/30	1,165	1,154
	Boeing Co.	3.625%	2/1/31	1,143	1,030
	Boeing Co.	6.125%	2/15/33	325	339
	Boeing Co.	3.600%	5/1/34	1,375	1,171
	Boeing Co.	3.250%	2/1/35	600	486
	Boeing Co.	6.625%	2/15/38	100	107
	Boeing Co.	3.500%	3/1/39	200	152
	Boeing Co.	6.875%	3/15/39	285	313
	Boeing Co.	5.875%	2/15/40	545	545
	Boeing Co.	5.705%	5/1/40	2,449	2,442
	Boeing Co.	3.375%	6/15/46	450	315
	Boeing Co.	3.650%	3/1/47	475	339
	Boeing Co.	3.850%	11/1/48	200	148
	Boeing Co.	3.900%	5/1/49	650	498
	Boeing Co.	3.750%	2/1/50	1,100	826
	Boeing Co.	5.805%	5/1/50	3,836	3,815
	Boeing Co.	3.825%	3/1/59	225	161
	Boeing Co.	3.950%	8/1/59	360	266
	Boeing Co.	5.930%	5/1/60	2,917	2,888
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	390
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	241
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	267
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	728
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	834
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	137
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	856
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	661
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	665
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,253

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	195
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	522
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	452
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	772
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	496
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,067
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,600	1,471
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	435
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	558
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	454
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	195
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	634	543
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	501
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	745	529
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	800	597
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	575	394
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	1,325	1,352
	Canadian National Railway Co.	2.950%	11/21/24	288	278
	Canadian National Railway Co.	2.750%	3/1/26	375	353
	Canadian National Railway Co.	3.850%	8/5/32	500	466
	Canadian National Railway Co.	6.250%	8/1/34	350	386
	Canadian National Railway Co.	6.200%	6/1/36	350	385
	Canadian National Railway Co.	6.375%	11/15/37	350	390
	Canadian National Railway Co.	3.200%	8/2/46	650	483
	Canadian National Railway Co.	2.450%	5/1/50	1,700	1,086
	Canadian National Railway Co.	4.400%	8/5/52	500	459
	Canadian Pacific Railway Co.	1.350%	12/2/24	1,000	940
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	96
	Canadian Pacific Railway Co.	1.750%	12/2/26	750	674
	Canadian Pacific Railway Co.	2.875%	11/15/29	550	487
	Canadian Pacific Railway Co.	2.050%	3/5/30	400	336
	Canadian Pacific Railway Co.	7.125%	10/15/31	275	311
	Canadian Pacific Railway Co.	2.450%	12/2/31	930	817
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	815
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,000	1,642
	Canadian Pacific Railway Co.	4.300%	5/15/43	500	439
	Canadian Pacific Railway Co.	4.800%	8/1/45	275	257
	Canadian Pacific Railway Co.	4.950%	8/15/45	500	468
	Canadian Pacific Railway Co.	3.500%	5/1/50	1,600	1,234
	Canadian Pacific Railway Co.	3.100%	12/2/51	1,469	1,043
	Canadian Pacific Railway Co.	6.125%	9/15/15	830	861
	Carrier Global Corp.	2.242%	2/15/25	1,600	1,514
	Carrier Global Corp.	2.493%	2/15/27	1,475	1,345
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,262
	Carrier Global Corp.	2.700%	2/15/31	390	330
	Carrier Global Corp.	3.377%	4/5/40	1,224	939
	Carrier Global Corp.	3.577%	4/5/50	1,900	1,404
[7]	Caterpillar Financial Services Corp.	0.600%	9/13/24	500	472
[7]	Caterpillar Financial Services Corp.	3.250%	12/1/24	1,572	1,526
[7]	Caterpillar Financial Services Corp.	4.900%	1/17/25	525	523
[7]	Caterpillar Financial Services Corp.	1.450%	5/15/25	375	350
[7]	Caterpillar Financial Services Corp.	3.650%	8/12/25	575	558
[7]	Caterpillar Financial Services Corp.	0.800%	11/13/25	825	748
[7]	Caterpillar Financial Services Corp.	4.350%	5/15/26	825	812
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	186
[7]	Caterpillar Financial Services Corp.	1.150%	9/14/26	500	445
[7]	Caterpillar Financial Services Corp.	1.700%	1/8/27	500	453
[7]	Caterpillar Financial Services Corp.	3.600%	8/12/27	575	553
[7]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,298
	Caterpillar Inc.	2.600%	4/9/30	3,135	2,784
	Caterpillar Inc.	6.050%	8/15/36	720	791
	Caterpillar Inc.	5.200%	5/27/41	475	495
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,318
	Caterpillar Inc.	4.300%	5/15/44	375	351
	Caterpillar Inc.	3.250%	9/19/49	871	685
	Caterpillar Inc.	3.250%	4/9/50	700	551
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	120
	CNH Industrial Capital LLC	5.450%	10/14/25	500	497
	CNH Industrial Capital LLC	1.875%	1/15/26	260	237
	CNH Industrial Capital LLC	1.450%	7/15/26	400	354
	CNH Industrial Capital LLC	4.550%	4/10/28	500	484
[7]	CNH Industrial NV	3.850%	11/15/27	375	352
[7]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	343	332
	CSX Corp.	3.400%	8/1/24	400	391
	CSX Corp.	3.350%	11/1/25	400	383
	CSX Corp.	2.600%	11/1/26	200	185
	CSX Corp.	3.250%	6/1/27	650	613
	CSX Corp.	3.800%	3/1/28	1,275	1,218
	CSX Corp.	4.250%	3/15/29	900	872
	CSX Corp.	2.400%	2/15/30	2,525	2,178
	CSX Corp.	4.100%	11/15/32	348	329
	CSX Corp.	6.150%	5/1/37	1,000	1,075
	CSX Corp.	6.220%	4/30/40	599	648
	CSX Corp.	5.500%	4/15/41	725	735
	CSX Corp.	4.750%	5/30/42	460	424
	CSX Corp.	4.400%	3/1/43	93	81
	CSX Corp.	4.100%	3/15/44	800	687
	CSX Corp.	3.800%	11/1/46	400	324
	CSX Corp.	4.300%	3/1/48	1,000	870
	CSX Corp.	4.500%	3/15/49	900	805
	CSX Corp.	3.800%	4/15/50	605	481
	CSX Corp.	2.500%	5/15/51	500	317
	CSX Corp.	4.500%	11/15/52	838	757
	CSX Corp.	4.250%	11/1/66	500	415
	CSX Corp.	4.650%	3/1/68	275	247
	Cummins Inc.	0.750%	9/1/25	821	748
	Cummins Inc.	1.500%	9/1/30	500	405
	Cummins Inc.	2.600%	9/1/50	600	387
	Deere & Co.	2.750%	4/15/25	400	384
	Deere & Co.	5.375%	10/16/29	455	470
	Deere & Co.	3.100%	4/15/30	770	704
	Deere & Co.	7.125%	3/3/31	400	463
	Deere & Co.	3.900%	6/9/42	1,000	906
	Deere & Co.	2.875%	9/7/49	200	151
	Deere & Co.	3.750%	4/15/50	650	576
[11]	Delta Air Lines Inc.	4.750%	10/20/28	500	485
[7]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	328	291
	Dover Corp.	2.950%	11/4/29	575	505
	Dover Corp.	5.375%	3/1/41	280	275
	Eaton Corp.	3.103%	9/15/27	665	624
	Eaton Corp.	4.000%	11/2/32	717	675
	Eaton Corp.	4.150%	3/15/33	1,095	1,040
	Eaton Corp.	4.150%	11/2/42	75	67
	Eaton Corp.	3.915%	9/15/47	550	468
	Eaton Corp.	4.700%	8/23/52	657	630
	Emerson Electric Co.	3.150%	6/1/25	450	432
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,763
	Emerson Electric Co.	1.800%	10/15/27	500	443
	Emerson Electric Co.	2.000%	12/21/28	1,000	866
	Emerson Electric Co.	1.950%	10/15/30	375	311
	Emerson Electric Co.	2.200%	12/21/31	900	745
	Emerson Electric Co.	5.250%	11/15/39	135	137
	Emerson Electric Co.	2.750%	10/15/50	450	300
	Emerson Electric Co.	2.800%	12/21/51	900	613
	FedEx Corp.	3.250%	4/1/26	500	478
	FedEx Corp.	3.400%	2/15/28	1,000	931
	FedEx Corp.	3.100%	8/5/29	825	743
	FedEx Corp.	4.250%	5/15/30	639	611
	FedEx Corp.	2.400%	5/15/31	450	373
	FedEx Corp.	3.900%	2/1/35	200	176
	FedEx Corp.	3.250%	5/15/41	450	336
	FedEx Corp.	3.875%	8/1/42	200	161
	FedEx Corp.	4.100%	4/15/43	300	245
	FedEx Corp.	5.100%	1/15/44	600	558

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FedEx Corp.	4.100%	2/1/45	300	242
	FedEx Corp.	4.750%	11/15/45	1,075	959
	FedEx Corp.	4.550%	4/1/46	1,020	877
	FedEx Corp.	4.400%	1/15/47	800	677
	FedEx Corp.	4.050%	2/15/48	700	559
	FedEx Corp.	4.950%	10/17/48	750	687
	FedEx Corp.	5.250%	5/15/50	1,150	1,105
[7]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	714	584
	Flowserve Corp.	3.500%	10/1/30	500	428
	Fortive Corp.	3.150%	6/15/26	585	554
	Fortive Corp.	4.300%	6/15/46	425	338
	General Dynamics Corp.	3.250%	4/1/25	525	508
	General Dynamics Corp.	3.500%	5/15/25	750	729
	General Dynamics Corp.	2.125%	8/15/26	250	230
	General Dynamics Corp.	3.500%	4/1/27	350	334
	General Dynamics Corp.	2.625%	11/15/27	500	458
	General Dynamics Corp.	3.750%	5/15/28	705	676
	General Dynamics Corp.	3.625%	4/1/30	755	711
	General Dynamics Corp.	2.250%	6/1/31	500	421
	General Dynamics Corp.	4.250%	4/1/40	570	525
	General Dynamics Corp.	3.600%	11/15/42	625	521
[7]	General Electric Co.	5.875%	1/14/38	1,762	1,895
	Hexcel Corp.	4.200%	2/15/27	189	179
	Honeywell International Inc.	2.300%	8/15/24	800	773
	Honeywell International Inc.	4.850%	11/1/24	500	497
	Honeywell International Inc.	1.350%	6/1/25	3,730	3,484
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,074
	Honeywell International Inc.	1.100%	3/1/27	800	706
	Honeywell International Inc.	4.950%	2/15/28	500	507
	Honeywell International Inc.	4.250%	1/15/29	600	584
	Honeywell International Inc.	2.700%	8/15/29	350	312
	Honeywell International Inc.	1.950%	6/1/30	1,125	946
	Honeywell International Inc.	1.750%	9/1/31	1,150	923
	Honeywell International Inc.	5.000%	2/15/33	1,300	1,325
	Honeywell International Inc.	4.500%	1/15/34	600	587
	Honeywell International Inc.	5.700%	3/15/36	300	319
	Honeywell International Inc.	5.700%	3/15/37	305	326
	Honeywell International Inc.	5.375%	3/1/41	855	885
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	146	140
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	500	459
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	490	412
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	741
	IDEX Corp.	3.000%	5/1/30	300	264
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,030
	Illinois Tool Works Inc.	3.900%	9/1/42	800	706
	Jacobs Engineering Group Inc.	5.900%	3/1/33	500	491
	JB Hunt Transport Services Inc.	3.875%	3/1/26	650	628
[7]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	585	533
[7]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	421	355
[7]	John Deere Capital Corp.	0.625%	9/10/24	925	874
[7]	John Deere Capital Corp.	2.050%	1/9/25	575	548
[7]	John Deere Capital Corp.	1.250%	1/10/25	1,000	943
[7]	John Deere Capital Corp.	3.450%	3/13/25	1,225	1,190
[7]	John Deere Capital Corp.	3.400%	6/6/25	500	484
[7]	John Deere Capital Corp.	4.950%	6/6/25	500	499
[7]	John Deere Capital Corp.	4.050%	9/8/25	500	489
[7]	John Deere Capital Corp.	3.400%	9/11/25	325	313
[7]	John Deere Capital Corp.	4.800%	1/9/26	850	847
[7]	John Deere Capital Corp.	0.700%	1/15/26	500	450
[7]	John Deere Capital Corp.	4.750%	6/8/26	500	499
[7]	John Deere Capital Corp.	2.650%	6/10/26	300	283
[7]	John Deere Capital Corp.	1.050%	6/17/26	500	449
[7]	John Deere Capital Corp.	2.250%	9/14/26	1,647	1,517
[7]	John Deere Capital Corp.	1.700%	1/11/27	2,000	1,808
[7]	John Deere Capital Corp.	2.350%	3/8/27	500	458
[7]	John Deere Capital Corp.	2.800%	9/8/27	250	231
[7]	John Deere Capital Corp.	4.150%	9/15/27	875	854
[7]	John Deere Capital Corp.	3.050%	1/6/28	600	563
[7]	John Deere Capital Corp.	4.750%	1/20/28	850	849
[7]	John Deere Capital Corp.	4.900%	3/3/28	500	503
[7]	John Deere Capital Corp.	1.500%	3/6/28	500	431
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	John Deere Capital Corp.	3.450%	3/7/29	623	583
[7]	John Deere Capital Corp.	2.800%	7/18/29	490	440
[7]	John Deere Capital Corp.	2.450%	1/9/30	1,000	878
[7]	John Deere Capital Corp.	4.700%	6/10/30	500	497
	John Deere Capital Corp.	1.450%	1/15/31	500	399
[7]	John Deere Capital Corp.	4.350%	9/15/32	500	490
[7]	Johnson Controls International plc	3.625%	7/2/24	442	433
[7]	Johnson Controls International plc	3.900%	2/14/26	219	210
	Johnson Controls International plc	1.750%	9/15/30	500	404
	Johnson Controls International plc	2.000%	9/16/31	500	400
	Johnson Controls International plc	4.900%	12/1/32	339	336
[7]	Johnson Controls International plc	6.000%	1/15/36	210	218
[7]	Johnson Controls International plc	4.625%	7/2/44	800	716
[7]	Johnson Controls International plc	5.125%	9/14/45	80	76
	Johnson Controls International plc	4.500%	2/15/47	400	349
[7]	Johnson Controls International plc	4.950%	7/2/64	286	255
	Kennametal Inc.	4.625%	6/15/28	1,000	952
	Keysight Technologies Inc.	4.550%	10/30/24	734	722
	Keysight Technologies Inc.	4.600%	4/6/27	375	370
	Keysight Technologies Inc.	3.000%	10/30/29	425	373
	Kirby Corp.	4.200%	3/1/28	408	382
	L3Harris Technologies Inc.	3.832%	4/27/25	550	533
	L3Harris Technologies Inc.	3.850%	12/15/26	831	792
[7]	L3Harris Technologies Inc.	4.400%	6/15/28	600	579
	L3Harris Technologies Inc.	2.900%	12/15/29	750	649
	L3Harris Technologies Inc.	1.800%	1/15/31	600	476
	L3Harris Technologies Inc.	4.854%	4/27/35	100	96
	L3Harris Technologies Inc.	5.054%	4/27/45	475	438
	Lennox International Inc.	3.000%	11/15/23	100	99
	Lennox International Inc.	1.350%	8/1/25	500	456
	Lennox International Inc.	1.700%	8/1/27	500	435
	Lockheed Martin Corp.	4.950%	10/15/25	432	431
	Lockheed Martin Corp.	3.550%	1/15/26	600	582
	Lockheed Martin Corp.	5.100%	11/15/27	612	623
	Lockheed Martin Corp.	4.450%	5/15/28	500	493
	Lockheed Martin Corp.	3.900%	6/15/32	175	165
	Lockheed Martin Corp.	5.250%	1/15/33	1,225	1,270
	Lockheed Martin Corp.	4.750%	2/15/34	700	698
	Lockheed Martin Corp.	3.600%	3/1/35	485	434
	Lockheed Martin Corp.	4.500%	5/15/36	565	545
[7]	Lockheed Martin Corp.	6.150%	9/1/36	452	501
	Lockheed Martin Corp.	5.720%	6/1/40	316	340
	Lockheed Martin Corp.	4.070%	12/15/42	1,131	1,007
	Lockheed Martin Corp.	3.800%	3/1/45	750	632
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	1,013
	Lockheed Martin Corp.	2.800%	6/15/50	700	496
	Lockheed Martin Corp.	4.090%	9/15/52	622	547
	Lockheed Martin Corp.	5.700%	11/15/54	1,625	1,805
	Lockheed Martin Corp.	5.200%	2/15/55	550	568
	Lockheed Martin Corp.	4.300%	6/15/62	300	266
	Lockheed Martin Corp.	5.900%	11/15/63	1,485	1,690
[11]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,600	1,604
	Norfolk Southern Corp.	3.650%	8/1/25	415	399
	Norfolk Southern Corp.	7.800%	5/15/27	100	110
	Norfolk Southern Corp.	3.150%	6/1/27	125	117
	Norfolk Southern Corp.	3.800%	8/1/28	750	710
	Norfolk Southern Corp.	2.550%	11/1/29	338	292
	Norfolk Southern Corp.	3.000%	3/15/32	550	473
	Norfolk Southern Corp.	4.837%	10/1/41	565	522
	Norfolk Southern Corp.	3.950%	10/1/42	425	348
	Norfolk Southern Corp.	4.450%	6/15/45	975	849
	Norfolk Southern Corp.	4.650%	1/15/46	300	269
	Norfolk Southern Corp.	3.942%	11/1/47	850	688
	Norfolk Southern Corp.	4.150%	2/28/48	50	42

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	4.100%	5/15/49	615	516
	Norfolk Southern Corp.	3.400%	11/1/49	330	243
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,109
	Norfolk Southern Corp.	4.050%	8/15/52	634	523
	Norfolk Southern Corp.	4.550%	6/1/53	500	451
	Norfolk Southern Corp.	3.155%	5/15/55	756	518
	Norfolk Southern Corp.	4.100%	5/15/21	500	354
	Northrop Grumman Corp.	2.930%	1/15/25	1,000	961
	Northrop Grumman Corp.	3.200%	2/1/27	675	638
	Northrop Grumman Corp.	3.250%	1/15/28	3,400	3,180
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,502
	Northrop Grumman Corp.	4.700%	3/15/33	750	736
	Northrop Grumman Corp.	5.050%	11/15/40	245	238
	Northrop Grumman Corp.	4.750%	6/1/43	776	726
	Northrop Grumman Corp.	4.030%	10/15/47	1,918	1,645
	Northrop Grumman Corp.	5.250%	5/1/50	795	810
	Northrop Grumman Corp.	4.950%	3/15/53	750	732
	nVent Finance Sarl	4.550%	4/15/28	300	281
	nVent Finance Sarl	5.650%	5/15/33	500	493
	Oshkosh Corp.	4.600%	5/15/28	400	386
	Oshkosh Corp.	3.100%	3/1/30	80	70
	Otis Worldwide Corp.	2.056%	4/5/25	1,575	1,485
	Otis Worldwide Corp.	2.293%	4/5/27	600	545
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,207
	Otis Worldwide Corp.	3.112%	2/15/40	611	472
	Otis Worldwide Corp.	3.362%	2/15/50	550	403
[7]	PACCAR Financial Corp.	2.150%	8/15/24	250	241
[7]	PACCAR Financial Corp.	0.900%	11/8/24	500	470
[7]	PACCAR Financial Corp.	1.800%	2/6/25	750	709
[7]	PACCAR Financial Corp.	4.450%	3/30/26	500	496
[7]	Parker-Hannifin Corp.	3.300%	11/21/24	217	210
	Parker-Hannifin Corp.	3.250%	3/1/27	1,879	1,767
	Parker-Hannifin Corp.	4.250%	9/15/27	1,043	1,012
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	910
[7]	Parker-Hannifin Corp.	4.200%	11/21/34	200	183
[7]	Parker-Hannifin Corp.	6.250%	5/15/38	575	617
	Parker-Hannifin Corp.	4.100%	3/1/47	500	425
	Parker-Hannifin Corp.	4.000%	6/14/49	950	790
	Pentair Finance Sarl	5.900%	7/15/32	500	506
	Precision Castparts Corp.	3.250%	6/15/25	675	652
	Precision Castparts Corp.	3.900%	1/15/43	375	320
	Precision Castparts Corp.	4.375%	6/15/45	275	246
	Raytheon Technologies Corp.	3.950%	8/16/25	1,680	1,646
	Raytheon Technologies Corp.	5.000%	2/27/26	300	300
	Raytheon Technologies Corp.	3.500%	3/15/27	2,885	2,744
	Raytheon Technologies Corp.	3.125%	5/4/27	975	913
	Raytheon Technologies Corp.	7.200%	8/15/27	75	81
	Raytheon Technologies Corp.	4.125%	11/16/28	3,445	3,318
	Raytheon Technologies Corp.	2.250%	7/1/30	500	422
	Raytheon Technologies Corp.	1.900%	9/1/31	925	739
	Raytheon Technologies Corp.	2.375%	3/15/32	200	164
	Raytheon Technologies Corp.	5.150%	2/27/33	850	861
	Raytheon Technologies Corp.	5.400%	5/1/35	500	510
	Raytheon Technologies Corp.	6.050%	6/1/36	585	628
	Raytheon Technologies Corp.	6.125%	7/15/38	463	499
	Raytheon Technologies Corp.	4.450%	11/16/38	1,000	922
	Raytheon Technologies Corp.	4.875%	10/15/40	225	215
	Raytheon Technologies Corp.	4.700%	12/15/41	925	859
	Raytheon Technologies Corp.	4.500%	6/1/42	2,857	2,632
	Raytheon Technologies Corp.	4.800%	12/15/43	285	265
	Raytheon Technologies Corp.	4.150%	5/15/45	694	592
	Raytheon Technologies Corp.	3.750%	11/1/46	900	726
	Raytheon Technologies Corp.	4.350%	4/15/47	780	693
	Raytheon Technologies Corp.	4.050%	5/4/47	511	434
	Raytheon Technologies Corp.	4.625%	11/16/48	1,500	1,399
	Raytheon Technologies Corp.	3.125%	7/1/50	863	626
	Raytheon Technologies Corp.	2.820%	9/1/51	925	621
	Raytheon Technologies Corp.	3.030%	3/15/52	950	668
	Raytheon Technologies Corp.	5.375%	2/27/53	850	883
[11]	Regal Rexnord Corp.	6.050%	2/15/26	800	802
[11]	Regal Rexnord Corp.	6.050%	4/15/28	1,050	1,043
[11]	Regal Rexnord Corp.	6.300%	2/15/30	950	947
[11]	Regal Rexnord Corp.	6.400%	4/15/33	1,060	1,058
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic Services Inc.	2.500%	8/15/24	60	58
	Republic Services Inc.	3.200%	3/15/25	500	481
	Republic Services Inc.	0.875%	11/15/25	500	450
	Republic Services Inc.	2.900%	7/1/26	2,322	2,187
	Republic Services Inc.	4.875%	4/1/29	500	499
	Republic Services Inc.	2.300%	3/1/30	725	620
	Republic Services Inc.	1.450%	2/15/31	500	393
	Republic Services Inc.	1.750%	2/15/32	625	490
	Republic Services Inc.	5.000%	4/1/34	500	498
	Republic Services Inc.	6.200%	3/1/40	475	517
	Republic Services Inc.	5.700%	5/15/41	300	313
	Republic Services Inc.	3.050%	3/1/50	650	465
	Rockwell Automation Inc.	3.500%	3/1/29	350	329
	Rockwell Automation Inc.	1.750%	8/15/31	500	403
	Rockwell Automation Inc.	4.200%	3/1/49	575	514
	Rockwell Automation Inc.	2.800%	8/15/61	500	327
[7]	Ryder System Inc.	2.500%	9/1/24	250	240
[7]	Ryder System Inc.	4.625%	6/1/25	231	226
[7]	Ryder System Inc.	1.750%	9/1/26	500	445
[7]	Ryder System Inc.	2.900%	12/1/26	325	297
[7]	Ryder System Inc.	2.850%	3/1/27	200	183
[7]	Ryder System Inc.	5.650%	3/1/28	500	501
[7]	Ryder System Inc.	5.250%	6/1/28	500	494
	Southwest Airlines Co.	5.250%	5/4/25	750	743
	Southwest Airlines Co.	3.000%	11/15/26	400	368
	Southwest Airlines Co.	5.125%	6/15/27	1,925	1,911
	Southwest Airlines Co.	3.450%	11/16/27	540	498
	Southwest Airlines Co.	2.625%	2/10/30	400	341
[7]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	191	175
	Teledyne Technologies Inc.	2.250%	4/1/28	500	436
	Teledyne Technologies Inc.	2.750%	4/1/31	900	752
	Textron Inc.	4.000%	3/15/26	300	290
	Textron Inc.	3.650%	3/15/27	2,044	1,917
	Textron Inc.	3.375%	3/1/28	325	296
	Textron Inc.	3.900%	9/17/29	250	230
	Timken Co.	3.875%	9/1/24	200	195
	Timken Co.	4.500%	12/15/28	400	381
	Trane Technologies Financing Ltd.	5.250%	3/3/33	600	607
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,137
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	1,350	1,310
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	325	310
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	975	919
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	150	134
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	350	310
	Trimble Inc.	4.750%	12/1/24	600	589
	Trimble Inc.	4.900%	6/15/28	400	391
	Triton Container International Ltd.	3.250%	3/15/32	500	393
	Tyco Electronics Group SA	3.450%	8/1/24	1,000	975
	Tyco Electronics Group SA	4.500%	2/13/26	500	493
	Tyco Electronics Group SA	3.125%	8/15/27	450	421
	Tyco Electronics Group SA	2.500%	2/4/32	500	420
	Tyco Electronics Group SA	7.125%	10/1/37	550	637
	Union Pacific Corp.	3.250%	1/15/25	400	388
	Union Pacific Corp.	3.750%	7/15/25	930	903
	Union Pacific Corp.	3.250%	8/15/25	900	866
	Union Pacific Corp.	2.750%	3/1/26	648	613
	Union Pacific Corp.	2.150%	2/5/27	707	646
	Union Pacific Corp.	3.000%	4/15/27	240	226
	Union Pacific Corp.	2.400%	2/5/30	825	718
	Union Pacific Corp.	2.375%	5/20/31	500	423
	Union Pacific Corp.	2.800%	2/14/32	500	431
	Union Pacific Corp.	3.375%	2/1/35	900	770
	Union Pacific Corp.	2.891%	4/6/36	1,800	1,435
	Union Pacific Corp.	3.600%	9/15/37	428	365
	Union Pacific Corp.	3.200%	5/20/41	1,500	1,178
	Union Pacific Corp.	4.050%	3/1/46	500	417
	Union Pacific Corp.	3.350%	8/15/46	550	409

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.250%	2/5/50	850	635
	Union Pacific Corp.	3.799%	10/1/51	1,082	887
	Union Pacific Corp.	2.950%	3/10/52	500	347
	Union Pacific Corp.	4.950%	9/9/52	521	518
	Union Pacific Corp.	3.500%	2/14/53	500	387
	Union Pacific Corp.	3.950%	8/15/59	425	345
	Union Pacific Corp.	3.839%	3/20/60	1,106	879
	Union Pacific Corp.	2.973%	9/16/62	2,025	1,322
	Union Pacific Corp.	4.100%	9/15/67	350	290
	Union Pacific Corp.	3.750%	2/5/70	1,400	1,059
	Union Pacific Corp.	3.799%	4/6/71	1,700	1,303
	Union Pacific Corp.	3.850%	2/14/72	500	386
[7]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	405	390
[7]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	421	397
[7]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	284	246
[7]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	2,196	2,180
[7]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	1,075	1,095
[7]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	182	166
[7]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	390	352
[7]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	375	343
[7]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	408	345
[7]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	891	854
	United Parcel Service Inc.	2.800%	11/15/24	950	918
	United Parcel Service Inc.	3.900%	4/1/25	1,200	1,175
	United Parcel Service Inc.	2.400%	11/15/26	609	568
	United Parcel Service Inc.	2.500%	9/1/29	400	354
	United Parcel Service Inc.	4.450%	4/1/30	1,000	996
	United Parcel Service Inc.	4.875%	3/3/33	650	657
	United Parcel Service Inc.	6.200%	1/15/38	505	565
	United Parcel Service Inc.	5.200%	4/1/40	465	476
	United Parcel Service Inc.	4.875%	11/15/40	350	345
	United Parcel Service Inc.	3.625%	10/1/42	300	249
	United Parcel Service Inc.	3.400%	11/15/46	390	303
	United Parcel Service Inc.	4.250%	3/15/49	800	720
	United Parcel Service Inc.	3.400%	9/1/49	200	158
	United Parcel Service Inc.	5.300%	4/1/50	2,870	3,015
	United Parcel Service Inc.	5.050%	3/3/53	650	661
	Valmont Industries Inc.	5.000%	10/1/44	475	417
	Valmont Industries Inc.	5.250%	10/1/54	300	267
	Vontier Corp.	1.800%	4/1/26	500	445
	Vontier Corp.	2.400%	4/1/28	500	417
	Vontier Corp.	2.950%	4/1/31	500	400
	Waste Connections Inc.	4.250%	12/1/28	2,091	2,012
	Waste Connections Inc.	3.500%	5/1/29	950	875
	Waste Connections Inc.	2.600%	2/1/30	500	433
	Waste Connections Inc.	2.200%	1/15/32	700	566
	Waste Connections Inc.	4.200%	1/15/33	639	601
	Waste Connections Inc.	3.050%	4/1/50	300	208
	Waste Connections Inc.	2.950%	1/15/52	700	480
	Waste Management Inc.	0.750%	11/15/25	500	451
	Waste Management Inc.	3.150%	11/15/27	1,600	1,502
	Waste Management Inc.	1.150%	3/15/28	500	426
	Waste Management Inc.	1.500%	3/15/31	1,400	1,114
	Waste Management Inc.	4.625%	2/15/33	250	245
	Waste Management Inc.	2.950%	6/1/41	500	371
	Waste Management Inc.	2.500%	11/15/50	500	320
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	1,070	1,016
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	679
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	750	726
	WW Grainger Inc.	1.850%	2/15/25	475	451
	WW Grainger Inc.	4.600%	6/15/45	425	402
	WW Grainger Inc.	3.750%	5/15/46	325	263
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WW Grainger Inc.	4.200%	5/15/47	350	306
	Xylem Inc.	3.250%	11/1/26	300	282
	Xylem Inc.	1.950%	1/30/28	250	219
	Xylem Inc.	2.250%	1/30/31	400	332
	Xylem Inc.	4.375%	11/1/46	475	402
					361,796
Materials (0.3%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	1,200	1,169
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	135
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	595
	Air Products and Chemicals Inc.	4.800%	3/3/33	400	403
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	448
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	715
	Albemarle Corp.	4.650%	6/1/27	500	487
	Albemarle Corp.	5.050%	6/1/32	500	484
	Albemarle Corp.	5.450%	12/1/44	325	308
	Albemarle Corp.	5.650%	6/1/52	500	477
	Amcor Finance USA Inc.	4.500%	5/15/28	500	476
	Amcor Finance USA Inc.	5.625%	5/26/33	242	239
	Amcor Flexibles North America Inc.	4.000%	5/17/25	432	418
[7]	Amcor Flexibles North America Inc.	3.100%	9/15/26	300	271
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	416
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	410
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	750	656
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	700	597
	ArcelorMittal SA	4.550%	3/11/26	400	390
	ArcelorMittal SA	6.550%	11/29/27	1,035	1,064
	ArcelorMittal SA	4.250%	7/16/29	400	379
	ArcelorMittal SA	6.800%	11/29/32	700	719
	ArcelorMittal SA	7.000%	10/15/39	809	847
	ArcelorMittal SA	6.750%	3/1/41	480	487
	Barrick Gold Corp.	6.450%	10/15/35	375	396
	Barrick North America Finance LLC	5.700%	5/30/41	770	778
	Barrick North America Finance LLC	5.750%	5/1/43	850	874
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	704
	Berry Global Inc.	1.570%	1/15/26	1,400	1,264
	Berry Global Inc.	1.650%	1/15/27	1,000	865
[11]	Berry Global Inc.	5.500%	4/15/28	500	493
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	850	846
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	150	154
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	850	844
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	850	846
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	850	766
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,350	2,329
	Cabot Corp.	4.000%	7/1/29	240	223
	Carlisle Cos. Inc.	3.500%	12/1/24	150	145
	Carlisle Cos. Inc.	3.750%	12/1/27	650	617
	Carlisle Cos. Inc.	2.750%	3/1/30	675	576
	Celanese US Holdings LLC	5.900%	7/5/24	1,410	1,407
	Celanese US Holdings LLC	6.050%	3/15/25	1,500	1,494
	Celanese US Holdings LLC	1.400%	8/5/26	500	433
	Celanese US Holdings LLC	6.165%	7/15/27	1,800	1,796
	Celanese US Holdings LLC	6.330%	7/15/29	600	597
	Celanese US Holdings LLC	6.379%	7/15/32	760	765
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	276
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	350	293
	CF Industries Inc.	5.150%	3/15/34	700	671
	CF Industries Inc.	4.950%	6/1/43	775	671
	CF Industries Inc.	5.375%	3/15/44	700	640
	Dow Chemical Co.	4.550%	11/30/25	50	49
	Dow Chemical Co.	7.375%	11/1/29	58	65
	Dow Chemical Co.	2.100%	11/15/30	750	620
	Dow Chemical Co.	6.300%	3/15/33	400	430
	Dow Chemical Co.	4.250%	10/1/34	386	351
	Dow Chemical Co.	9.400%	5/15/39	556	748

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dow Chemical Co.	5.250%	11/15/41	375	362
	Dow Chemical Co.	4.375%	11/15/42	1,300	1,100
	Dow Chemical Co.	4.625%	10/1/44	400	347
	Dow Chemical Co.	5.550%	11/30/48	1,075	1,046
	Dow Chemical Co.	4.800%	5/15/49	925	813
	Dow Chemical Co.	3.600%	11/15/50	750	558
	Dow Chemical Co.	6.900%	5/15/53	700	793
	DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,469
	DuPont de Nemours Inc.	5.319%	11/15/38	1,625	1,609
	DuPont de Nemours Inc.	5.419%	11/15/48	1,600	1,581
	Eastman Chemical Co.	3.800%	3/15/25	1,073	1,045
	Eastman Chemical Co.	4.500%	12/1/28	125	119
	Eastman Chemical Co.	5.750%	3/8/33	400	400
	Eastman Chemical Co.	4.800%	9/1/42	490	426
	Eastman Chemical Co.	4.650%	10/15/44	850	716
	Ecolab Inc.	2.700%	11/1/26	600	564
	Ecolab Inc.	1.650%	2/1/27	200	180
	Ecolab Inc.	3.250%	12/1/27	1,400	1,317
	Ecolab Inc.	5.250%	1/15/28	300	305
	Ecolab Inc.	4.800%	3/24/30	700	702
	Ecolab Inc.	1.300%	1/30/31	500	394
	Ecolab Inc.	2.125%	2/1/32	300	247
	Ecolab Inc.	2.700%	12/15/51	1,400	928
	Ecolab Inc.	2.750%	8/18/55	978	628
	EIDP Inc.	1.700%	7/15/25	700	651
	EIDP Inc.	4.500%	5/15/26	500	491
	EIDP Inc.	2.300%	7/15/30	400	335
	EIDP Inc.	4.800%	5/15/33	500	489
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	243
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	1,173	1,174
	FMC Corp.	5.150%	5/18/26	300	295
	FMC Corp.	3.200%	10/1/26	300	279
	FMC Corp.	3.450%	10/1/29	400	350
	FMC Corp.	5.650%	5/18/33	500	489
	FMC Corp.	4.500%	10/1/49	400	309
	FMC Corp.	6.375%	5/18/53	500	508
	Freeport-McMoRan Inc.	4.550%	11/14/24	100	98
	Freeport-McMoRan Inc.	5.000%	9/1/27	500	489
	Freeport-McMoRan Inc.	4.125%	3/1/28	645	606
	Freeport-McMoRan Inc.	4.375%	8/1/28	600	566
	Freeport-McMoRan Inc.	5.250%	9/1/29	500	491
	Freeport-McMoRan Inc.	4.250%	3/1/30	500	461
	Freeport-McMoRan Inc.	4.625%	8/1/30	700	661
	Freeport-McMoRan Inc.	5.400%	11/14/34	700	676
	Freeport-McMoRan Inc.	5.450%	3/15/43	1,450	1,352
	Georgia-Pacific LLC	8.875%	5/15/31	700	862
	Huntsman International LLC	4.500%	5/1/29	250	229
	Huntsman International LLC	2.950%	6/15/31	300	240
	International Flavors & Fragrances Inc.	4.450%	9/26/28	415	390
	International Flavors & Fragrances Inc.	4.375%	6/1/47	550	422
	International Flavors & Fragrances Inc.	5.000%	9/26/48	500	424
	International Paper Co.	5.000%	9/15/35	150	144
	International Paper Co.	6.000%	11/15/41	300	308
	International Paper Co.	4.800%	6/15/44	600	530
	International Paper Co.	4.350%	8/15/48	450	379
	Kinross Gold Corp.	4.500%	7/15/27	100	96
[9,11]	Kinross Gold Corp.	6.250%	7/15/33	500	494
	Linde Inc.	4.800%	12/5/24	600	597
	Linde Inc.	2.650%	2/5/25	500	479
	Linde Inc.	4.700%	12/5/25	500	496
	Linde Inc.	1.100%	8/10/30	500	398
	Linde Inc.	3.550%	11/7/42	300	243
	Linde Inc.	2.000%	8/10/50	700	401
	LYB International Finance BV	5.250%	7/15/43	700	637
	LYB International Finance BV	4.875%	3/15/44	900	790
	LYB International Finance III LLC	1.250%	10/1/25	1,962	1,775
	LYB International Finance III LLC	2.250%	10/1/30	400	328
	LYB International Finance III LLC	5.625%	5/15/33	156	156
	LYB International Finance III LLC	3.375%	10/1/40	600	443
	LYB International Finance III LLC	4.200%	10/15/49	560	429
	LYB International Finance III LLC	4.200%	5/1/50	850	649
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LYB International Finance III LLC	3.625%	4/1/51	800	555
	LYB International Finance III LLC	3.800%	10/1/60	400	270
	LyondellBasell Industries NV	4.625%	2/26/55	910	742
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,150	1,136
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	471
[7]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	317
	Martin Marietta Materials Inc.	2.400%	7/15/31	506	413
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	499
	Martin Marietta Materials Inc.	3.200%	7/15/51	743	518
	Mosaic Co.	4.050%	11/15/27	600	572
	Mosaic Co.	5.450%	11/15/33	100	97
	Mosaic Co.	4.875%	11/15/41	400	342
	Mosaic Co.	5.625%	11/15/43	425	399
	NewMarket Corp.	2.700%	3/18/31	500	409
	Newmont Corp.	2.800%	10/1/29	550	474
	Newmont Corp.	2.250%	10/1/30	1,100	903
	Newmont Corp.	2.600%	7/15/32	1,000	816
[7]	Newmont Corp.	5.875%	4/1/35	725	742
	Newmont Corp.	6.250%	10/1/39	1,500	1,585
	Newmont Corp.	5.450%	6/9/44	500	491
	Nucor Corp.	3.950%	5/23/25	200	194
	Nucor Corp.	2.000%	6/1/25	1,014	948
	Nucor Corp.	4.300%	5/23/27	250	243
	Nucor Corp.	2.700%	6/1/30	300	260
	Nucor Corp.	3.125%	4/1/32	500	433
	Nucor Corp.	6.400%	12/1/37	400	439
	Nucor Corp.	2.979%	12/15/55	1,400	896
	Nutrien Ltd.	5.900%	11/7/24	300	300
	Nutrien Ltd.	3.000%	4/1/25	250	238
	Nutrien Ltd.	5.950%	11/7/25	300	302
	Nutrien Ltd.	4.000%	12/15/26	500	480
	Nutrien Ltd.	4.900%	3/27/28	300	295
	Nutrien Ltd.	2.950%	5/13/30	525	457
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,097
	Nutrien Ltd.	5.875%	12/1/36	300	304
	Nutrien Ltd.	5.625%	12/1/40	385	373
	Nutrien Ltd.	4.900%	6/1/43	225	201
	Nutrien Ltd.	5.250%	1/15/45	286	265
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,081
	Nutrien Ltd.	5.800%	3/27/53	434	436
	Packaging Corp. of America	3.650%	9/15/24	500	488
	Packaging Corp. of America	3.400%	12/15/27	400	373
	Packaging Corp. of America	3.000%	12/15/29	950	829
	Packaging Corp. of America	4.050%	12/15/49	200	159
	Packaging Corp. of America	3.050%	10/1/51	100	66
	PPG Industries Inc.	2.400%	8/15/24	300	288
	PPG Industries Inc.	1.200%	3/15/26	500	448
	PPG Industries Inc.	2.550%	6/15/30	600	513
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	675	617
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	800	653
	Rio Tinto Alcan Inc.	6.125%	12/15/33	725	783
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	465
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	248
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	570
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	1,400	957
	Rio Tinto Finance USA plc	5.000%	3/9/33	300	303
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	1,048
	Rio Tinto Finance USA plc	4.125%	8/21/42	619	544
	Rio Tinto Finance USA plc	5.125%	3/9/53	500	504
	Rohm & Haas Co.	7.850%	7/15/29	150	167
	RPM International Inc.	3.750%	3/15/27	150	141
	RPM International Inc.	4.550%	3/1/29	275	258
	RPM International Inc.	2.950%	1/15/32	500	399
	RPM International Inc.	5.250%	6/1/45	75	67
	RPM International Inc.	4.250%	1/15/48	450	346
	Sherwin-Williams Co.	4.050%	8/8/24	200	197
	Sherwin-Williams Co.	3.450%	8/1/25	900	864
	Sherwin-Williams Co.	4.250%	8/8/25	200	196
	Sherwin-Williams Co.	3.950%	1/15/26	600	581
	Sherwin-Williams Co.	3.450%	6/1/27	300	283
	Sherwin-Williams Co.	2.950%	8/15/29	700	619
	Sherwin-Williams Co.	2.300%	5/15/30	500	420
	Sherwin-Williams Co.	2.200%	3/15/32	500	404

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sherwin-Williams Co.	4.000%	12/15/42	220	178
	Sherwin-Williams Co.	4.550%	8/1/45	270	231
	Sherwin-Williams Co.	4.500%	6/1/47	1,100	964
	Sherwin-Williams Co.	3.800%	8/15/49	504	390
	Sherwin-Williams Co.	3.300%	5/15/50	400	284
	Sherwin-Williams Co.	2.900%	3/15/52	500	322
	Sonoco Products Co.	2.250%	2/1/27	500	446
	Sonoco Products Co.	3.125%	5/1/30	700	611
	Southern Copper Corp.	3.875%	4/23/25	650	631
	Southern Copper Corp.	7.500%	7/27/35	850	987
	Southern Copper Corp.	6.750%	4/16/40	750	827
	Southern Copper Corp.	5.250%	11/8/42	1,100	1,052
	Southern Copper Corp.	5.875%	4/23/45	1,280	1,314
	Steel Dynamics Inc.	2.800%	12/15/24	725	692
	Steel Dynamics Inc.	2.400%	6/15/25	300	281
	Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,110
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,129
	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,045
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,125
	Suzano Austria GmbH	3.750%	1/15/31	1,020	871
[7]	Suzano Austria GmbH	3.125%	1/15/32	850	681
	Teck Resources Ltd.	3.900%	7/15/30	1,000	910
	Teck Resources Ltd.	6.000%	8/15/40	143	140
	Vale Overseas Ltd.	3.750%	7/8/30	1,100	970
	Vale Overseas Ltd.	6.125%	6/12/33	1,000	1,002
	Vale Overseas Ltd.	8.250%	1/17/34	375	437
	Vale Overseas Ltd.	6.875%	11/21/36	1,480	1,553
	Vale Overseas Ltd.	6.875%	11/10/39	1,310	1,374
	Vale SA	5.625%	9/11/42	238	229
	Vulcan Materials Co.	4.500%	4/1/25	250	245
	Vulcan Materials Co.	3.500%	6/1/30	575	520
	Vulcan Materials Co.	4.500%	6/15/47	1,050	913
	Westlake Corp.	3.375%	6/15/30	400	348
	Westlake Corp.	2.875%	8/15/41	350	233
	Westlake Corp.	5.000%	8/15/46	575	499
	Westlake Corp.	4.375%	11/15/47	435	344
	Westlake Corp.	3.125%	8/15/51	500	313
	Westlake Corp.	3.375%	8/15/61	400	244
	WestRock MWV LLC	8.200%	1/15/30	475	545
	WestRock MWV LLC	7.950%	2/15/31	275	313
	WRKCo Inc.	3.000%	9/15/24	525	506
	WRKCo Inc.	4.650%	3/15/26	600	583
	WRKCo Inc.	3.375%	9/15/27	1,325	1,217
	WRKCo Inc.	4.000%	3/15/28	800	745
	WRKCo Inc.	3.900%	6/1/28	607	566
	WRKCo Inc.	4.900%	3/15/29	1,325	1,282
	WRKCo Inc.	4.200%	6/1/32	700	637
	WRKCo Inc.	3.000%	6/15/33	1,000	815
					146,062
Real Estate (0.4%)
	Agree LP	2.000%	6/15/28	500	416
	Agree LP	4.800%	10/1/32	500	465
	Agree LP	2.600%	6/15/33	500	385
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	327
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	189
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,301
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	475
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	376
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	515
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,000	2,195
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	715	565
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	500	463
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	168
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	422
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	308
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	215	147
	American Assets Trust LP	3.375%	2/1/31	500	392
	American Homes 4 Rent LP	4.900%	2/15/29	325	312
	American Homes 4 Rent LP	2.375%	7/15/31	675	537
	American Homes 4 Rent LP	3.375%	7/15/51	500	327
	American Tower Corp.	2.950%	1/15/25	885	846
	American Tower Corp.	1.600%	4/15/26	500	448
	American Tower Corp.	1.450%	9/15/26	550	484
	American Tower Corp.	3.375%	10/15/26	1,069	999
	American Tower Corp.	2.750%	1/15/27	2,709	2,466
	American Tower Corp.	3.125%	1/15/27	975	899
	American Tower Corp.	3.650%	3/15/27	600	562
	American Tower Corp.	3.550%	7/15/27	1,100	1,021
	American Tower Corp.	3.600%	1/15/28	500	462
	American Tower Corp.	1.500%	1/31/28	1,000	840
	American Tower Corp.	3.800%	8/15/29	1,475	1,348
	American Tower Corp.	2.900%	1/15/30	1,490	1,287
	American Tower Corp.	2.100%	6/15/30	560	454
	American Tower Corp.	1.875%	10/15/30	700	554
	American Tower Corp.	2.700%	4/15/31	500	416
	American Tower Corp.	2.300%	9/15/31	550	438
	American Tower Corp.	4.050%	3/15/32	600	546
	American Tower Corp.	5.550%	7/15/33	525	529
	American Tower Corp.	3.700%	10/15/49	500	359
	American Tower Corp.	3.100%	6/15/50	560	367
	American Tower Corp.	2.950%	1/15/51	1,000	633
[7]	AvalonBay Communities Inc.	3.500%	11/15/24	1,050	1,019
[7]	AvalonBay Communities Inc.	3.450%	6/1/25	425	409
[7]	AvalonBay Communities Inc.	2.950%	5/11/26	250	235
[7]	AvalonBay Communities Inc.	2.900%	10/15/26	50	46
[7]	AvalonBay Communities Inc.	3.200%	1/15/28	350	323
[7]	AvalonBay Communities Inc.	2.300%	3/1/30	500	419
[7]	AvalonBay Communities Inc.	2.450%	1/15/31	855	717
	AvalonBay Communities Inc.	2.050%	1/15/32	1,500	1,204
[7]	AvalonBay Communities Inc.	3.900%	10/15/46	255	198
	Boston Properties LP	3.200%	1/15/25	550	522
	Boston Properties LP	2.750%	10/1/26	475	421
	Boston Properties LP	6.750%	12/1/27	2,025	2,047
	Boston Properties LP	2.900%	3/15/30	1,000	808
	Boston Properties LP	3.250%	1/30/31	600	488
	Boston Properties LP	2.550%	4/1/32	500	377
	Boston Properties LP	6.500%	1/15/34	298	300
	Brandywine Operating Partnership LP	3.950%	11/15/27	1,150	912
	Brixmor Operating Partnership LP	3.850%	2/1/25	475	455
	Brixmor Operating Partnership LP	4.125%	6/15/26	400	374
	Brixmor Operating Partnership LP	3.900%	3/15/27	300	276
	Brixmor Operating Partnership LP	2.250%	4/1/28	1,500	1,264
	Brixmor Operating Partnership LP	4.125%	5/15/29	588	525
	Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,264
	Camden Property Trust	4.100%	10/15/28	250	237
	Camden Property Trust	3.150%	7/1/29	100	89
	Camden Property Trust	3.350%	11/1/49	800	582
	CBRE Services Inc.	4.875%	3/1/26	625	607
	CBRE Services Inc.	2.500%	4/1/31	500	401
	CBRE Services Inc.	5.950%	8/15/34	600	594
	Corporate Office Properties LP	2.900%	12/1/33	1,975	1,375
	Crown Castle Inc.	3.200%	9/1/24	525	509
	Crown Castle Inc.	1.350%	7/15/25	522	478
	Crown Castle Inc.	4.450%	2/15/26	1,405	1,370
	Crown Castle Inc.	3.700%	6/15/26	1,175	1,117
	Crown Castle Inc.	1.050%	7/15/26	500	439
	Crown Castle Inc.	4.000%	3/1/27	300	286
	Crown Castle Inc.	2.900%	3/15/27	700	641
	Crown Castle Inc.	3.650%	9/1/27	1,190	1,112
	Crown Castle Inc.	3.800%	2/15/28	525	490
	Crown Castle Inc.	4.800%	9/1/28	600	583
	Crown Castle Inc.	3.100%	11/15/29	400	349
	Crown Castle Inc.	3.300%	7/1/30	1,300	1,151

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Crown Castle Inc.	2.250%	1/15/31	1,250	1,020
Crown Castle Inc.	2.100%	4/1/31	500	400
Crown Castle Inc.	2.500%	7/15/31	600	493
Crown Castle Inc.	5.100%	5/1/33	600	590
Crown Castle Inc.	2.900%	4/1/41	1,300	911
Crown Castle Inc.	4.750%	5/15/47	300	257
Crown Castle Inc.	5.200%	2/15/49	430	398
Crown Castle Inc.	4.150%	7/1/50	700	555
Crown Castle Inc.	3.250%	1/15/51	1,200	821
CubeSmart LP	4.000%	11/15/25	160	152
CubeSmart LP	3.125%	9/1/26	425	391
CubeSmart LP	2.250%	12/15/28	500	422
CubeSmart LP	4.375%	2/15/29	150	141
CubeSmart LP	3.000%	2/15/30	500	428
CubeSmart LP	2.000%	2/15/31	300	234
CubeSmart LP	2.500%	2/15/32	500	397
Digital Realty Trust LP	5.550%	1/15/28	500	494
Digital Realty Trust LP	4.450%	7/15/28	1,350	1,268
Digital Realty Trust LP	3.600%	7/1/29	700	623
EPR Properties	4.500%	6/1/27	564	507
EPR Properties	3.750%	8/15/29	686	560
EPR Properties	3.600%	11/15/31	545	426
Equinix Inc.	2.625%	11/18/24	2,900	2,773
Equinix Inc.	1.250%	7/15/25	500	457
Equinix Inc.	1.000%	9/15/25	500	452
Equinix Inc.	1.450%	5/15/26	420	376
Equinix Inc.	2.900%	11/18/26	1,250	1,147
Equinix Inc.	1.800%	7/15/27	1,150	996
Equinix Inc.	1.550%	3/15/28	116	97
Equinix Inc.	2.000%	5/15/28	250	213
Equinix Inc.	3.200%	11/18/29	2,000	1,760
Equinix Inc.	2.150%	7/15/30	825	668
Equinix Inc.	3.000%	7/15/50	400	260
Equinix Inc.	2.950%	9/15/51	400	254
Equinix Inc.	3.400%	2/15/52	725	509
ERP Operating LP	3.375%	6/1/25	350	336
ERP Operating LP	2.850%	11/1/26	1,300	1,203
ERP Operating LP	3.500%	3/1/28	500	464
ERP Operating LP	4.150%	12/1/28	300	285
ERP Operating LP	3.000%	7/1/29	250	220
ERP Operating LP	2.500%	2/15/30	300	256
ERP Operating LP	1.850%	8/1/31	600	473
ERP Operating LP	4.500%	7/1/44	550	481
ERP Operating LP	4.500%	6/1/45	350	293
Essex Portfolio LP	3.875%	5/1/24	275	270
Essex Portfolio LP	3.500%	4/1/25	200	192
Essex Portfolio LP	3.375%	4/15/26	963	912
Essex Portfolio LP	4.000%	3/1/29	280	259
Essex Portfolio LP	3.000%	1/15/30	405	347
Essex Portfolio LP	1.650%	1/15/31	877	666
Essex Portfolio LP	2.650%	3/15/32	455	366
Essex Portfolio LP	4.500%	3/15/48	1,000	818
Extra Space Storage LP	5.700%	4/1/28	300	300
Extra Space Storage LP	3.900%	4/1/29	500	456
Extra Space Storage LP	5.500%	7/1/30	500	496
Extra Space Storage LP	2.550%	6/1/31	500	405
Extra Space Storage LP	2.350%	3/15/32	500	391
Federal Realty OP LP	3.250%	7/15/27	225	204
Federal Realty OP LP	5.375%	5/1/28	400	393
Federal Realty OP LP	3.200%	6/15/29	75	65
Federal Realty OP LP	4.500%	12/1/44	825	647
GLP Capital LP	5.250%	6/1/25	625	612
GLP Capital LP	5.375%	4/15/26	1,100	1,077
GLP Capital LP	5.750%	6/1/28	100	98
GLP Capital LP	5.300%	1/15/29	575	548
GLP Capital LP	4.000%	1/15/30	570	494
GLP Capital LP	4.000%	1/15/31	800	692
Healthcare Realty Holdings LP	3.500%	8/1/26	877	808
Healthcare Realty Holdings LP	3.750%	7/1/27	400	369
Healthcare Realty Holdings LP	3.625%	1/15/28	300	267
Healthcare Realty Holdings LP	3.100%	2/15/30	395	336
Healthcare Realty Holdings LP	2.000%	3/15/31	500	384
Healthpeak OP LLC	3.400%	2/1/25	213	205
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Healthpeak OP LLC	3.250%	7/15/26	150	140
	Healthpeak OP LLC	3.500%	7/15/29	500	448
	Healthpeak OP LLC	3.000%	1/15/30	2,000	1,738
	Healthpeak OP LLC	2.875%	1/15/31	100	84
	Healthpeak OP LLC	5.250%	12/15/32	500	488
	Healthpeak OP LLC	6.750%	2/1/41	175	185
	Highwoods Realty LP	4.125%	3/15/28	850	745
	Highwoods Realty LP	3.050%	2/15/30	500	388
[7]	Host Hotels & Resorts LP	4.000%	6/15/25	728	700
[7]	Host Hotels & Resorts LP	3.375%	12/15/29	400	342
[7]	Host Hotels & Resorts LP	3.500%	9/15/30	713	605
[7]	Host Hotels & Resorts LP	2.900%	12/15/31	394	311
	Hudson Pacific Properties LP	3.950%	11/1/27	250	183
	Hudson Pacific Properties LP	5.950%	2/15/28	500	400
	Hudson Pacific Properties LP	4.650%	4/1/29	200	142
	Hudson Pacific Properties LP	3.250%	1/15/30	240	152
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	675	575
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	675	513
	Kilroy Realty LP	3.450%	12/15/24	850	807
	Kilroy Realty LP	4.750%	12/15/28	350	310
	Kilroy Realty LP	2.500%	11/15/32	500	350
	Kilroy Realty LP	2.650%	11/15/33	1,500	1,023
	Kimco Realty OP LLC	4.450%	1/15/24	75	74
	Kimco Realty OP LLC	3.300%	2/1/25	500	478
	Kimco Realty OP LLC	2.800%	10/1/26	1,294	1,182
	Kimco Realty OP LLC	2.700%	10/1/30	250	206
	Kimco Realty OP LLC	2.250%	12/1/31	500	389
	Kimco Realty OP LLC	3.200%	4/1/32	500	415
	Kimco Realty OP LLC	4.600%	2/1/33	575	532
	Kimco Realty OP LLC	4.250%	4/1/45	425	323
	Kimco Realty OP LLC	4.450%	9/1/47	250	202
	Kite Realty Group LP	4.000%	10/1/26	725	658
	Life Storage LP	3.500%	7/1/26	475	447
	Life Storage LP	3.875%	12/15/27	100	93
	Life Storage LP	4.000%	6/15/29	125	113
	Life Storage LP	2.200%	10/15/30	500	399
	Life Storage LP	2.400%	10/15/31	950	753
	LXP Industrial Trust	2.700%	9/15/30	500	399
	Mid-America Apartments LP	3.600%	6/1/27	1,431	1,354
	Mid-America Apartments LP	2.750%	3/15/30	295	257
	Mid-America Apartments LP	1.700%	2/15/31	900	712
	Mid-America Apartments LP	2.875%	9/15/51	500	324
	National Health Investors Inc.	3.000%	2/1/31	1,000	768
	NNN REIT Inc.	4.000%	11/15/25	450	428
	NNN REIT Inc.	3.600%	12/15/26	449	418
	NNN REIT Inc.	3.500%	10/15/27	550	505
	NNN REIT Inc.	4.300%	10/15/28	300	280
	NNN REIT Inc.	2.500%	4/15/30	325	270
	NNN REIT Inc.	4.800%	10/15/48	250	207
	NNN REIT Inc.	3.100%	4/15/50	500	307
	NNN REIT Inc.	3.500%	4/15/51	500	338
	NNN REIT Inc.	3.000%	4/15/52	500	302
	Omega Healthcare Investors Inc.	4.500%	1/15/25	281	270
	Omega Healthcare Investors Inc.	5.250%	1/15/26	475	457
	Omega Healthcare Investors Inc.	4.750%	1/15/28	300	274
	Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	1,642
	Omega Healthcare Investors Inc.	3.375%	2/1/31	750	595
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	500	372
	Physicians Realty LP	4.300%	3/15/27	744	701
	Physicians Realty LP	3.950%	1/15/28	300	274
	Physicians Realty LP	2.625%	11/1/31	437	340
	Piedmont Operating Partnership LP	4.450%	3/15/24	275	269
	Piedmont Operating Partnership LP	3.150%	8/15/30	250	183
	Piedmont Operating Partnership LP	2.750%	4/1/32	262	177
	Prologis LP	3.250%	6/30/26	1,075	1,019
	Prologis LP	3.250%	10/1/26	583	552
	Prologis LP	2.125%	4/15/27	1,211	1,092
	Prologis LP	3.375%	12/15/27	250	233

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prologis LP	4.875%	6/15/28	500	496
Prologis LP	3.875%	9/15/28	300	284
Prologis LP	4.000%	9/15/28	500	480
Prologis LP	4.375%	2/1/29	50	48
Prologis LP	2.875%	11/15/29	250	219
Prologis LP	2.250%	4/15/30	400	340
Prologis LP	1.750%	7/1/30	750	603
Prologis LP	1.250%	10/15/30	1,214	942
Prologis LP	1.625%	3/15/31	1,000	790
Prologis LP	2.250%	1/15/32	400	323
Prologis LP	4.750%	6/15/33	200	195
Prologis LP	4.375%	9/15/48	300	257
Prologis LP	3.050%	3/1/50	175	121
Prologis LP	3.000%	4/15/50	510	347
Prologis LP	2.125%	10/15/50	500	281
Prologis LP	5.250%	6/15/53	700	687
Public Storage	1.500%	11/9/26	575	515
Public Storage	3.094%	9/15/27	300	280
Public Storage	1.850%	5/1/28	600	521
Public Storage	1.950%	11/9/28	575	494
Public Storage	3.385%	5/1/29	420	388
Public Storage	2.300%	5/1/31	1,000	834
Public Storage	2.250%	11/9/31	375	308
Realty Income Corp.	3.875%	7/15/24	250	245
Realty Income Corp.	3.875%	4/15/25	200	194
Realty Income Corp.	4.625%	11/1/25	738	726
Realty Income Corp.	4.875%	6/1/26	350	346
Realty Income Corp.	4.125%	10/15/26	775	743
Realty Income Corp.	3.000%	1/15/27	525	485
Realty Income Corp.	3.950%	8/15/27	475	452
Realty Income Corp.	3.400%	1/15/28	1,000	922
Realty Income Corp.	3.650%	1/15/28	1,290	1,204
Realty Income Corp.	2.200%	6/15/28	500	432
Realty Income Corp.	3.250%	6/15/29	575	514
Realty Income Corp.	3.100%	12/15/29	500	438
Realty Income Corp.	3.250%	1/15/31	831	727
Realty Income Corp.	2.850%	12/15/32	500	408
Realty Income Corp.	1.800%	3/15/33	500	364
Realty Income Corp.	4.650%	3/15/47	820	734
Regency Centers LP	3.600%	2/1/27	340	320
Regency Centers LP	4.125%	3/15/28	250	234
Regency Centers LP	2.950%	9/15/29	400	343
Regency Centers LP	4.400%	2/1/47	400	322
Rexford Industrial Realty LP	5.000%	6/15/28	300	292
Rexford Industrial Realty LP	2.150%	9/1/31	650	507
Sabra Health Care LP	5.125%	8/15/26	1,332	1,258
Safehold GL Holdings LLC	2.850%	1/15/32	650	499
Simon Property Group LP	2.000%	9/13/24	595	567
Simon Property Group LP	3.500%	9/1/25	700	671
Simon Property Group LP	3.300%	1/15/26	195	186
Simon Property Group LP	3.250%	11/30/26	300	281
Simon Property Group LP	1.375%	1/15/27	500	438
Simon Property Group LP	3.375%	6/15/27	820	762
Simon Property Group LP	3.375%	12/1/27	1,000	926
Simon Property Group LP	1.750%	2/1/28	500	429
Simon Property Group LP	2.450%	9/13/29	1,595	1,346
Simon Property Group LP	2.650%	7/15/30	500	426
Simon Property Group LP	2.200%	2/1/31	600	482
Simon Property Group LP	2.250%	1/15/32	500	391
Simon Property Group LP	2.650%	2/1/32	700	569
Simon Property Group LP	6.750%	2/1/40	500	544
Simon Property Group LP	4.750%	3/15/42	350	306
Simon Property Group LP	4.250%	11/30/46	425	336
Simon Property Group LP	3.250%	9/13/49	900	604
Simon Property Group LP	3.800%	7/15/50	1,500	1,110
SITE Centers Corp.	3.625%	2/1/25	463	436
SITE Centers Corp.	4.250%	2/1/26	250	235
SITE Centers Corp.	4.700%	6/1/27	1,000	921
Spirit Realty LP	3.200%	1/15/27	315	284
Spirit Realty LP	2.100%	3/15/28	1,200	1,009
Spirit Realty LP	4.000%	7/15/29	245	217
Spirit Realty LP	3.400%	1/15/30	520	443
STORE Capital Corp.	4.500%	3/15/28	225	197
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	STORE Capital Corp.	4.625%	3/15/29	300	253
	Sun Communities Operating LP	2.300%	11/1/28	725	610
	Sun Communities Operating LP	2.700%	7/15/31	500	395
	Sun Communities Operating LP	4.200%	4/15/32	500	437
	Sun Communities Operating LP	5.700%	1/15/33	500	489
	Tanger Properties LP	3.125%	9/1/26	723	641
	Tanger Properties LP	3.875%	7/15/27	250	225
[7]	UDR Inc.	2.950%	9/1/26	600	549
[7]	UDR Inc.	3.500%	7/1/27	150	140
[7]	UDR Inc.	3.500%	1/15/28	50	46
[7]	UDR Inc.	3.200%	1/15/30	240	212
[7]	UDR Inc.	2.100%	8/1/32	1,175	894
[7]	UDR Inc.	1.900%	3/15/33	1,000	739
	UDR Inc.	3.100%	11/1/34	265	212
	Ventas Realty LP	2.650%	1/15/25	456	429
	Ventas Realty LP	3.500%	2/1/25	59	57
	Ventas Realty LP	3.850%	4/1/27	275	257
	Ventas Realty LP	3.000%	1/15/30	325	278
	Ventas Realty LP	5.700%	9/30/43	325	304
	Ventas Realty LP	4.875%	4/15/49	650	554
	VICI Properties LP	4.750%	2/15/28	900	853
	VICI Properties LP	4.950%	2/15/30	900	844
	VICI Properties LP	5.125%	5/15/32	900	841
	VICI Properties LP	5.625%	5/15/52	700	633
	Vornado Realty LP	3.500%	1/15/25	425	400
	Vornado Realty LP	3.400%	6/1/31	500	361
	Welltower OP LLC	3.625%	3/15/24	225	221
	Welltower OP LLC	4.000%	6/1/25	1,264	1,222
	Welltower OP LLC	4.250%	4/1/26	856	828
	Welltower OP LLC	2.700%	2/15/27	662	601
	Welltower OP LLC	4.250%	4/15/28	750	707
	Welltower OP LLC	4.125%	3/15/29	500	464
	Welltower OP LLC	3.100%	1/15/30	1,250	1,088
	Welltower OP LLC	2.750%	1/15/31	500	412
	Welltower OP LLC	2.800%	6/1/31	700	580
	Welltower OP LLC	2.750%	1/15/32	525	424
	Welltower OP LLC	3.850%	6/15/32	500	442
	Welltower OP LLC	6.500%	3/15/41	200	206
	Welltower OP LLC	4.950%	9/1/48	400	357
	Weyerhaeuser Co.	4.750%	5/15/26	253	249
	Weyerhaeuser Co.	4.000%	11/15/29	750	693
	Weyerhaeuser Co.	4.000%	4/15/30	800	736
	Weyerhaeuser Co.	7.375%	3/15/32	219	244
	Weyerhaeuser Co.	3.375%	3/9/33	200	172
	Weyerhaeuser Co.	4.000%	3/9/52	500	399
	WP Carey Inc.	4.000%	2/1/25	200	194
	WP Carey Inc.	4.250%	10/1/26	300	288
	WP Carey Inc.	3.850%	7/15/29	200	181
	WP Carey Inc.	2.250%	4/1/33	1,000	753
					183,698
Technology (0.9%)
	Adobe Inc.	1.900%	2/1/25	100	95
	Adobe Inc.	3.250%	2/1/25	800	777
	Adobe Inc.	2.150%	2/1/27	500	460
	Adobe Inc.	2.300%	2/1/30	1,060	930
	Amdocs Ltd.	2.538%	6/15/30	600	502
	Analog Devices Inc.	2.950%	4/1/25	300	288
	Analog Devices Inc.	3.500%	12/5/26	500	482
[11]	Analog Devices Inc.	3.450%	6/15/27	250	237
	Analog Devices Inc.	1.700%	10/1/28	800	687
	Analog Devices Inc.	2.100%	10/1/31	900	745
	Analog Devices Inc.	2.800%	10/1/41	1,050	780
	Analog Devices Inc.	2.950%	10/1/51	950	672
	Apple Inc.	1.800%	9/11/24	500	481
	Apple Inc.	2.750%	1/13/25	1,200	1,157
	Apple Inc.	1.125%	5/11/25	6,450	6,010
	Apple Inc.	0.550%	8/20/25	1,000	913
	Apple Inc.	0.700%	2/8/26	2,200	1,984
	Apple Inc.	3.250%	2/23/26	3,805	3,665
	Apple Inc.	2.450%	8/4/26	500	468
	Apple Inc.	2.050%	9/11/26	3,000	2,764
	Apple Inc.	3.350%	2/9/27	200	192
	Apple Inc.	3.200%	5/11/27	2,700	2,578

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	2.900%	9/12/27	2,331	2,189
	Apple Inc.	3.000%	11/13/27	1,025	966
	Apple Inc.	1.200%	2/8/28	2,200	1,905
	Apple Inc.	4.000%	5/10/28	1,525	1,499
	Apple Inc.	1.400%	8/5/28	2,000	1,727
	Apple Inc.	2.200%	9/11/29	1,475	1,295
	Apple Inc.	4.150%	5/10/30	408	402
	Apple Inc.	1.650%	5/11/30	2,000	1,684
	Apple Inc.	1.250%	8/20/30	1,000	812
	Apple Inc.	1.650%	2/8/31	2,500	2,072
	Apple Inc.	1.700%	8/5/31	900	741
	Apple Inc.	4.300%	5/10/33	816	812
	Apple Inc.	4.500%	2/23/36	825	840
	Apple Inc.	2.375%	2/8/41	1,300	959
	Apple Inc.	3.850%	5/4/43	2,825	2,518
	Apple Inc.	4.450%	5/6/44	625	609
	Apple Inc.	3.450%	2/9/45	1,594	1,341
	Apple Inc.	4.375%	5/13/45	1,775	1,684
	Apple Inc.	4.650%	2/23/46	3,720	3,664
	Apple Inc.	3.850%	8/4/46	1,750	1,538
	Apple Inc.	3.750%	9/12/47	842	727
	Apple Inc.	3.750%	11/13/47	1,000	865
	Apple Inc.	2.950%	9/11/49	1,600	1,191
	Apple Inc.	2.650%	5/11/50	1,855	1,292
	Apple Inc.	2.400%	8/20/50	1,732	1,156
	Apple Inc.	2.650%	2/8/51	2,700	1,864
	Apple Inc.	2.700%	8/5/51	1,600	1,114
	Apple Inc.	3.950%	8/8/52	1,500	1,321
	Apple Inc.	4.850%	5/10/53	1,019	1,044
	Apple Inc.	2.550%	8/20/60	1,100	725
	Apple Inc.	2.800%	2/8/61	2,000	1,351
	Apple Inc.	2.850%	8/5/61	1,300	885
	Applied Materials Inc.	3.900%	10/1/25	456	446
	Applied Materials Inc.	3.300%	4/1/27	1,065	1,017
	Applied Materials Inc.	1.750%	6/1/30	350	292
	Applied Materials Inc.	5.100%	10/1/35	400	406
	Applied Materials Inc.	5.850%	6/15/41	250	274
	Applied Materials Inc.	4.350%	4/1/47	1,225	1,147
	Applied Materials Inc.	2.750%	6/1/50	550	389
	Arrow Electronics Inc.	3.250%	9/8/24	509	491
	Arrow Electronics Inc.	4.000%	4/1/25	300	290
	Arrow Electronics Inc.	3.875%	1/12/28	400	370
	Arrow Electronics Inc.	2.950%	2/15/32	400	330
	Autodesk Inc.	4.375%	6/15/25	250	245
	Autodesk Inc.	3.500%	6/15/27	375	355
	Autodesk Inc.	2.850%	1/15/30	360	315
	Autodesk Inc.	2.400%	12/15/31	900	738
	Automatic Data Processing Inc.	3.375%	9/15/25	825	797
	Automatic Data Processing Inc.	1.700%	5/15/28	1,000	878
	Automatic Data Processing Inc.	1.250%	9/1/30	1,100	892
	Avnet Inc.	4.625%	4/15/26	450	436
	Avnet Inc.	6.250%	3/15/28	419	424
	Avnet Inc.	3.000%	5/15/31	200	160
	Block Financial LLC	5.250%	10/1/25	350	344
	Block Financial LLC	2.500%	7/15/28	400	341
	Block Financial LLC	3.875%	8/15/30	600	529
	Broadcom Corp.	3.875%	1/15/27	3,150	3,004
	Broadcom Corp.	3.500%	1/15/28	800	739
	Broadcom Inc.	2.250%	11/15/23	700	690
	Broadcom Inc.	3.150%	11/15/25	1,233	1,172
	Broadcom Inc.	3.459%	9/15/26	588	556
[11]	Broadcom Inc.	1.950%	2/15/28	600	519
	Broadcom Inc.	4.110%	9/15/28	1,865	1,765
[11]	Broadcom Inc.	4.000%	4/15/29	500	462
	Broadcom Inc.	4.750%	4/15/29	1,500	1,452
	Broadcom Inc.	5.000%	4/15/30	550	539
	Broadcom Inc.	4.150%	11/15/30	2,000	1,838
[11]	Broadcom Inc.	2.450%	2/15/31	2,200	1,787
	Broadcom Inc.	4.300%	11/15/32	1,500	1,374
[11]	Broadcom Inc.	2.600%	2/15/33	1,500	1,169
[11]	Broadcom Inc.	3.419%	4/15/33	1,892	1,584
[11]	Broadcom Inc.	3.469%	4/15/34	2,902	2,379
[11]	Broadcom Inc.	3.137%	11/15/35	1,360	1,042
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Broadcom Inc.	3.187%	11/15/36	2,800	2,116
[11]	Broadcom Inc.	4.926%	5/15/37	2,850	2,573
[11]	Broadcom Inc.	3.500%	2/15/41	2,100	1,572
[11]	Broadcom Inc.	3.750%	2/15/51	1,500	1,107
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	302
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	321
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	738
	Cadence Design Systems Inc.	4.375%	10/15/24	279	274
	CDW LLC	4.125%	5/1/25	300	290
	CDW LLC	4.250%	4/1/28	347	319
	CDW LLC	3.250%	2/15/29	487	420
	CGI Inc.	1.450%	9/14/26	625	552
	CGI Inc.	2.300%	9/14/31	400	312
	Cintas Corp. No. 2	3.700%	4/1/27	1,373	1,323
	Cisco Systems Inc.	2.950%	2/28/26	1,550	1,488
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,265
	Cisco Systems Inc.	5.900%	2/15/39	1,400	1,549
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,354
	Corning Inc.	4.700%	3/15/37	750	695
	Corning Inc.	5.750%	8/15/40	665	675
	Corning Inc.	4.750%	3/15/42	300	275
	Corning Inc.	4.375%	11/15/57	775	630
	Corning Inc.	5.850%	11/15/68	400	383
	Corning Inc.	5.450%	11/15/79	700	636
	Dell Inc.	7.100%	4/15/28	70	75
	Dell Inc.	6.500%	4/15/38	400	414
	Dell International LLC	4.000%	7/15/24	1,625	1,598
	Dell International LLC	5.850%	7/15/25	700	703
	Dell International LLC	6.020%	6/15/26	4,500	4,565
	Dell International LLC	4.900%	10/1/26	1,000	993
	Dell International LLC	6.100%	7/15/27	800	824
	Dell International LLC	5.250%	2/1/28	885	883
	Dell International LLC	5.300%	10/1/29	1,650	1,637
	Dell International LLC	6.200%	7/15/30	675	702
	Dell International LLC	5.750%	2/1/33	900	909
	Dell International LLC	8.100%	7/15/36	972	1,129
[11]	Dell International LLC	3.375%	12/15/41	500	353
	Dell International LLC	8.350%	7/15/46	571	699
[11]	Dell International LLC	3.450%	12/15/51	1,200	801
	DXC Technology Co.	1.800%	9/15/26	700	608
	DXC Technology Co.	2.375%	9/15/28	2,600	2,169
	Equifax Inc.	2.600%	12/1/24	200	191
	Equifax Inc.	2.600%	12/15/25	375	349
	Equifax Inc.	5.100%	6/1/28	1,500	1,480
	Equifax Inc.	3.100%	5/15/30	445	385
	Equifax Inc.	2.350%	9/15/31	900	719
	Fidelity National Information Services Inc.	1.150%	3/1/26	900	803
	Fidelity National Information Services Inc.	1.650%	3/1/28	700	592
	Fidelity National Information Services Inc.	3.750%	5/21/29	250	228
	Fidelity National Information Services Inc.	2.250%	3/1/31	700	560
	Fidelity National Information Services Inc.	3.100%	3/1/41	700	482
	Fiserv Inc.	2.750%	7/1/24	1,400	1,359
	Fiserv Inc.	3.850%	6/1/25	767	744
	Fiserv Inc.	3.200%	7/1/26	2,100	1,970
	Fiserv Inc.	2.250%	6/1/27	1,550	1,393
	Fiserv Inc.	4.200%	10/1/28	800	767
	Fiserv Inc.	3.500%	7/1/29	2,505	2,292
	Fiserv Inc.	2.650%	6/1/30	1,900	1,619
	Fiserv Inc.	4.400%	7/1/49	1,650	1,388
	Flex Ltd.	4.750%	6/15/25	25	24
	Flex Ltd.	4.875%	6/15/29	514	492
	Fortinet Inc.	1.000%	3/15/26	500	446
	Fortinet Inc.	2.200%	3/15/31	500	405
	Global Payments Inc.	1.500%	11/15/24	500	470
	Global Payments Inc.	2.650%	2/15/25	1,425	1,352
	Global Payments Inc.	1.200%	3/1/26	1,000	889

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Global Payments Inc.	4.800%	4/1/26	600	587
Global Payments Inc.	2.150%	1/15/27	700	622
Global Payments Inc.	4.950%	8/15/27	250	244
Global Payments Inc.	4.450%	6/1/28	300	282
Global Payments Inc.	3.200%	8/15/29	1,600	1,391
Global Payments Inc.	2.900%	5/15/30	500	424
Global Payments Inc.	2.900%	11/15/31	800	652
Global Payments Inc.	5.400%	8/15/32	650	633
Global Payments Inc.	4.150%	8/15/49	800	598
Global Payments Inc.	5.950%	8/15/52	930	891
GXO Logistics Inc.	2.650%	7/15/31	500	390
Harman International Industries Inc.	4.150%	5/15/25	351	340
Hewlett Packard Enterprise Co.	5.900%	10/1/24	250	250
Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,578
Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	401
Hewlett Packard Enterprise Co.	5.250%	7/1/28	1,000	990
Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	995
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,350	1,406
HP Inc.	2.200%	6/17/25	1,925	1,810
HP Inc.	1.450%	6/17/26	900	808
HP Inc.	3.000%	6/17/27	900	830
HP Inc.	4.750%	1/15/28	675	659
HP Inc.	4.000%	4/15/29	800	747
HP Inc.	3.400%	6/17/30	800	702
HP Inc.	2.650%	6/17/31	900	725
HP Inc.	4.200%	4/15/32	800	717
HP Inc.	5.500%	1/15/33	500	491
HP Inc.	6.000%	9/15/41	1,110	1,121
Hubbell Inc.	3.350%	3/1/26	300	286
Hubbell Inc.	3.150%	8/15/27	275	254
Hubbell Inc.	3.500%	2/15/28	400	375
Intel Corp.	3.400%	3/25/25	1,050	1,018
Intel Corp.	3.700%	7/29/25	1,655	1,608
Intel Corp.	2.600%	5/19/26	690	649
Intel Corp.	3.750%	3/25/27	1,750	1,683
Intel Corp.	3.750%	8/5/27	400	383
Intel Corp.	4.875%	2/10/28	1,500	1,495
Intel Corp.	1.600%	8/12/28	900	775
Intel Corp.	2.450%	11/15/29	1,400	1,214
Intel Corp.	5.125%	2/10/30	1,000	1,006
Intel Corp.	3.900%	3/25/30	1,240	1,169
Intel Corp.	2.000%	8/12/31	1,000	815
Intel Corp.	4.150%	8/5/32	875	834
Intel Corp.	4.000%	12/15/32	1,125	1,057
Intel Corp.	5.200%	2/10/33	1,850	1,867
Intel Corp.	4.600%	3/25/40	1,000	934
Intel Corp.	2.800%	8/12/41	700	499
Intel Corp.	4.800%	10/1/41	1,065	992
Intel Corp.	4.100%	5/19/46	1,350	1,136
Intel Corp.	4.100%	5/11/47	800	674
Intel Corp.	3.734%	12/8/47	2,200	1,711
Intel Corp.	3.250%	11/15/49	600	422
Intel Corp.	4.750%	3/25/50	2,185	1,976
Intel Corp.	3.050%	8/12/51	1,000	670
Intel Corp.	4.900%	8/5/52	1,100	1,014
Intel Corp.	5.700%	2/10/53	3,084	3,142
Intel Corp.	3.100%	2/15/60	700	448
Intel Corp.	3.200%	8/12/61	700	455
Intel Corp.	5.050%	8/5/62	1,520	1,401
Intel Corp.	5.900%	2/10/63	985	1,016
International Business Machines Corp.	4.500%	2/6/26	850	838
International Business Machines Corp.	3.450%	2/19/26	900	862
International Business Machines Corp.	3.300%	5/15/26	2,365	2,254
International Business Machines Corp.	1.700%	5/15/27	3,300	2,926
International Business Machines Corp.	4.500%	2/6/28	1,000	981
International Business Machines Corp.	3.500%	5/15/29	2,975	2,748
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Business Machines Corp.	1.950%	5/15/30	2,000	1,658
	International Business Machines Corp.	4.750%	2/6/33	1,000	981
	International Business Machines Corp.	4.150%	5/15/39	1,350	1,184
	International Business Machines Corp.	5.600%	11/30/39	414	425
	International Business Machines Corp.	2.850%	5/15/40	970	711
	International Business Machines Corp.	4.000%	6/20/42	730	617
	International Business Machines Corp.	4.250%	5/15/49	2,800	2,386
	International Business Machines Corp.	2.950%	5/15/50	545	365
	International Business Machines Corp.	3.430%	2/9/52	425	309
	International Business Machines Corp.	4.900%	7/27/52	714	666
	International Business Machines Corp.	5.100%	2/6/53	1,750	1,684
	Intuit Inc.	0.950%	7/15/25	250	229
	Intuit Inc.	1.350%	7/15/27	400	351
	Intuit Inc.	1.650%	7/15/30	700	569
	Jabil Inc.	3.950%	1/12/28	400	374
	Jabil Inc.	3.600%	1/15/30	500	448
	Jabil Inc.	3.000%	1/15/31	450	382
	Juniper Networks Inc.	1.200%	12/10/25	500	447
	Juniper Networks Inc.	3.750%	8/15/29	500	451
	Juniper Networks Inc.	2.000%	12/10/30	500	388
	Juniper Networks Inc.	5.950%	3/15/41	150	146
	KLA Corp.	4.650%	11/1/24	240	237
	KLA Corp.	4.100%	3/15/29	300	289
	KLA Corp.	4.650%	7/15/32	900	897
	KLA Corp.	5.000%	3/15/49	800	775
	KLA Corp.	3.300%	3/1/50	700	527
	KLA Corp.	4.950%	7/15/52	1,000	984
	KLA Corp.	5.250%	7/15/62	750	760
	Kyndryl Holdings Inc.	2.050%	10/15/26	300	261
	Kyndryl Holdings Inc.	2.700%	10/15/28	100	81
	Kyndryl Holdings Inc.	3.150%	10/15/31	600	450
	Kyndryl Holdings Inc.	4.100%	10/15/41	400	268
	Lam Research Corp.	3.800%	3/15/25	501	490
	Lam Research Corp.	3.750%	3/15/26	600	582
	Lam Research Corp.	4.000%	3/15/29	600	579
	Lam Research Corp.	1.900%	6/15/30	785	653
	Lam Research Corp.	4.875%	3/15/49	500	485
	Lam Research Corp.	2.875%	6/15/50	500	349
	Lam Research Corp.	3.125%	6/15/60	400	271
	Legrand France SA	8.500%	2/15/25	300	314
	Leidos Inc.	3.625%	5/15/25	355	340
	Leidos Inc.	4.375%	5/15/30	1,200	1,106
	Leidos Inc.	2.300%	2/15/31	800	631
	Marvell Technology Inc.	2.450%	4/15/28	400	349
[7]	Marvell Technology Inc.	4.875%	6/22/28	300	291
	Marvell Technology Inc.	2.950%	4/15/31	300	251
	Microchip Technology Inc.	4.250%	9/1/25	1,000	969
	Micron Technology Inc.	4.975%	2/6/26	275	271
	Micron Technology Inc.	4.185%	2/15/27	750	719
	Micron Technology Inc.	5.375%	4/15/28	800	793
	Micron Technology Inc.	5.327%	2/6/29	575	567
	Micron Technology Inc.	6.750%	11/1/29	415	431
	Micron Technology Inc.	4.663%	2/15/30	300	283
	Micron Technology Inc.	2.703%	4/15/32	700	553
	Micron Technology Inc.	5.875%	2/9/33	709	707
	Micron Technology Inc.	5.875%	9/15/33	700	694
	Micron Technology Inc.	3.366%	11/1/41	500	349
	Micron Technology Inc.	3.477%	11/1/51	500	333
	Microsoft Corp.	3.125%	11/3/25	2,270	2,185
	Microsoft Corp.	2.400%	8/8/26	3,700	3,472
	Microsoft Corp.	3.300%	2/6/27	3,800	3,655
	Microsoft Corp.	3.500%	2/12/35	1,325	1,240
	Microsoft Corp.	3.450%	8/8/36	1,750	1,596

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Microsoft Corp.	4.100%	2/6/37	1,075	1,044
Microsoft Corp.	3.700%	8/8/46	3,824	3,346
Microsoft Corp.	2.525%	6/1/50	5,065	3,504
Microsoft Corp.	2.921%	3/17/52	6,076	4,516
Microsoft Corp.	2.675%	6/1/60	3,407	2,282
Microsoft Corp.	3.041%	3/17/62	3,471	2,534
Moody's Corp.	3.250%	1/15/28	300	280
Moody's Corp.	2.000%	8/19/31	600	483
Moody's Corp.	2.750%	8/19/41	600	421
Moody's Corp.	5.250%	7/15/44	600	587
Moody's Corp.	4.875%	12/17/48	300	281
Moody's Corp.	3.250%	5/20/50	250	177
Moody's Corp.	3.750%	2/25/52	500	395
Moody's Corp.	3.100%	11/29/61	250	164
Motorola Solutions Inc.	4.000%	9/1/24	32	31
Motorola Solutions Inc.	4.600%	2/23/28	700	679
Motorola Solutions Inc.	4.600%	5/23/29	500	484
Motorola Solutions Inc.	2.300%	11/15/30	1,000	809
Motorola Solutions Inc.	2.750%	5/24/31	500	410
Motorola Solutions Inc.	5.500%	9/1/44	300	285
NetApp Inc.	3.300%	9/29/24	300	290
NetApp Inc.	1.875%	6/22/25	500	465
NetApp Inc.	2.375%	6/22/27	400	363
NetApp Inc.	2.700%	6/22/30	600	505
Nokia OYJ	6.625%	5/15/39	425	408
NVIDIA Corp.	3.200%	9/16/26	1,764	1,699
NVIDIA Corp.	1.550%	6/15/28	1,000	873
NVIDIA Corp.	2.850%	4/1/30	1,150	1,043
NVIDIA Corp.	2.000%	6/15/31	1,000	838
NVIDIA Corp.	3.500%	4/1/40	800	685
NVIDIA Corp.	3.500%	4/1/50	1,965	1,596
NVIDIA Corp.	3.700%	4/1/60	350	288
NXP BV	5.350%	3/1/26	787	782
NXP BV	3.875%	6/18/26	300	288
NXP BV	3.150%	5/1/27	930	856
NXP BV	5.550%	12/1/28	375	378
NXP BV	4.300%	6/18/29	750	706
NXP BV	3.400%	5/1/30	1,100	974
NXP BV	2.500%	5/11/31	900	734
NXP BV	2.650%	2/15/32	1,917	1,550
NXP BV	3.250%	5/11/41	900	654
NXP BV	3.125%	2/15/42	400	280
NXP BV	3.250%	11/30/51	400	268
Oracle Corp.	2.950%	11/15/24	2,860	2,762
Oracle Corp.	2.500%	4/1/25	4,156	3,945
Oracle Corp.	2.950%	5/15/25	3,125	2,982
Oracle Corp.	1.650%	3/25/26	2,325	2,111
Oracle Corp.	2.650%	7/15/26	2,500	2,315
Oracle Corp.	2.800%	4/1/27	1,950	1,794
Oracle Corp.	2.300%	3/25/28	1,700	1,500
Oracle Corp.	4.500%	5/6/28	209	203
Oracle Corp.	6.150%	11/9/29	1,075	1,120
Oracle Corp.	2.950%	4/1/30	2,950	2,575
Oracle Corp.	4.650%	5/6/30	600	580
Oracle Corp.	2.875%	3/25/31	3,000	2,557
Oracle Corp.	6.250%	11/9/32	1,075	1,141
Oracle Corp.	4.900%	2/6/33	1,300	1,262
Oracle Corp.	4.300%	7/8/34	1,350	1,226
Oracle Corp.	3.900%	5/15/35	1,375	1,185
Oracle Corp.	3.850%	7/15/36	1,180	987
Oracle Corp.	3.800%	11/15/37	1,484	1,213
Oracle Corp.	6.125%	7/8/39	600	618
Oracle Corp.	3.600%	4/1/40	3,325	2,573
Oracle Corp.	5.375%	7/15/40	2,060	1,966
Oracle Corp.	3.650%	3/25/41	2,050	1,579
Oracle Corp.	4.500%	7/8/44	985	824
Oracle Corp.	4.125%	5/15/45	825	648
Oracle Corp.	4.000%	7/15/46	3,340	2,567
Oracle Corp.	4.000%	11/15/47	2,475	1,907
Oracle Corp.	3.600%	4/1/50	4,200	2,999
Oracle Corp.	3.950%	3/25/51	3,025	2,284
Oracle Corp.	6.900%	11/9/52	1,075	1,205
Oracle Corp.	5.550%	2/6/53	1,900	1,841
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	4.375%	5/15/55	1,150	924
	Oracle Corp.	3.850%	4/1/60	3,000	2,104
	Oracle Corp.	4.100%	3/25/61	1,300	957
	PayPal Holdings Inc.	2.400%	10/1/24	400	385
	PayPal Holdings Inc.	1.650%	6/1/25	450	421
	PayPal Holdings Inc.	2.650%	10/1/26	900	837
	PayPal Holdings Inc.	2.850%	10/1/29	1,000	888
	PayPal Holdings Inc.	2.300%	6/1/30	900	763
	PayPal Holdings Inc.	3.250%	6/1/50	1,000	724
	PayPal Holdings Inc.	5.050%	6/1/52	900	881
	PayPal Holdings Inc.	5.250%	6/1/62	500	487
[11]	Qorvo Inc.	1.750%	12/15/24	450	419
	Qorvo Inc.	4.375%	10/15/29	800	723
	QUALCOMM Inc.	3.450%	5/20/25	1,165	1,130
	QUALCOMM Inc.	3.250%	5/20/27	1,150	1,090
	QUALCOMM Inc.	1.300%	5/20/28	964	822
	QUALCOMM Inc.	2.150%	5/20/30	1,400	1,203
	QUALCOMM Inc.	1.650%	5/20/32	1,931	1,522
	QUALCOMM Inc.	4.250%	5/20/32	300	292
	QUALCOMM Inc.	5.400%	5/20/33	650	684
	QUALCOMM Inc.	4.650%	5/20/35	800	800
	QUALCOMM Inc.	4.800%	5/20/45	1,000	967
	QUALCOMM Inc.	4.300%	5/20/47	1,475	1,336
	QUALCOMM Inc.	3.250%	5/20/50	500	376
	QUALCOMM Inc.	4.500%	5/20/52	400	364
	QUALCOMM Inc.	6.000%	5/20/53	650	727
	Quanta Services Inc.	0.950%	10/1/24	2,000	1,880
	Quanta Services Inc.	2.900%	10/1/30	800	680
	RELX Capital Inc.	4.000%	3/18/29	800	765
	RELX Capital Inc.	3.000%	5/22/30	500	446
	RELX Capital Inc.	4.750%	5/20/32	500	491
	Roper Technologies Inc.	2.350%	9/15/24	500	480
	Roper Technologies Inc.	1.000%	9/15/25	500	455
	Roper Technologies Inc.	3.850%	12/15/25	250	240
	Roper Technologies Inc.	3.800%	12/15/26	600	574
	Roper Technologies Inc.	1.400%	9/15/27	500	431
	Roper Technologies Inc.	4.200%	9/15/28	650	625
	Roper Technologies Inc.	2.950%	9/15/29	475	420
	Roper Technologies Inc.	2.000%	6/30/30	525	430
	Roper Technologies Inc.	1.750%	2/15/31	1,000	794
	S&P Global Inc.	2.950%	1/22/27	400	376
	S&P Global Inc.	2.450%	3/1/27	1,000	923
	S&P Global Inc.	4.750%	8/1/28	800	796
	S&P Global Inc.	2.700%	3/1/29	1,000	903
	S&P Global Inc.	4.250%	5/1/29	900	878
	S&P Global Inc.	2.500%	12/1/29	375	327
	S&P Global Inc.	1.250%	8/15/30	500	394
	S&P Global Inc.	2.900%	3/1/32	1,200	1,041
	S&P Global Inc.	3.250%	12/1/49	550	413
	S&P Global Inc.	3.700%	3/1/52	900	737
	S&P Global Inc.	2.300%	8/15/60	1,000	579
	S&P Global Inc.	3.900%	3/1/62	250	207
	Salesforce Inc.	3.700%	4/11/28	1,275	1,230
	Salesforce Inc.	1.500%	7/15/28	965	831
	Salesforce Inc.	1.950%	7/15/31	600	495
	Salesforce Inc.	2.700%	7/15/41	1,200	879
	Salesforce Inc.	2.900%	7/15/51	2,300	1,619
	Salesforce Inc.	3.050%	7/15/61	1,200	817
	ServiceNow Inc.	1.400%	9/1/30	1,200	951
	Skyworks Solutions Inc.	1.800%	6/1/26	500	447
	Skyworks Solutions Inc.	3.000%	6/1/31	500	405
	TD SYNNEX Corp.	1.750%	8/9/26	500	436
	TD SYNNEX Corp.	2.375%	8/9/28	2,500	2,055
	Teledyne FLIR LLC	2.500%	8/1/30	500	414
	Texas Instruments Inc.	4.700%	11/18/24	500	499
	Texas Instruments Inc.	1.375%	3/12/25	600	564
	Texas Instruments Inc.	1.125%	9/15/26	500	446
	Texas Instruments Inc.	2.900%	11/3/27	400	373
	Texas Instruments Inc.	4.600%	2/15/28	500	501
	Texas Instruments Inc.	2.250%	9/4/29	1,100	960
	Texas Instruments Inc.	1.750%	5/4/30	560	470
	Texas Instruments Inc.	1.900%	9/15/31	450	370
	Texas Instruments Inc.	4.900%	3/14/33	800	819

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Instruments Inc.	3.875%	3/15/39	600	538
	Texas Instruments Inc.	4.150%	5/15/48	1,225	1,113
	Texas Instruments Inc.	2.700%	9/15/51	400	278
	Texas Instruments Inc.	5.000%	3/14/53	800	812
	Texas Instruments Inc.	5.050%	5/18/63	979	980
	TSMC Arizona Corp.	1.750%	10/25/26	1,150	1,024
	TSMC Arizona Corp.	3.875%	4/22/27	575	553
	TSMC Arizona Corp.	4.125%	4/22/29	500	478
	TSMC Arizona Corp.	2.500%	10/25/31	1,000	837
	TSMC Arizona Corp.	4.250%	4/22/32	450	434
	TSMC Arizona Corp.	3.125%	10/25/41	875	699
	TSMC Arizona Corp.	3.250%	10/25/51	1,050	807
	TSMC Arizona Corp.	4.500%	4/22/52	900	869
	Verisk Analytics Inc.	4.000%	6/15/25	125	121
	Verisk Analytics Inc.	4.125%	3/15/29	900	859
	Verisk Analytics Inc.	5.500%	6/15/45	600	574
	Verisk Analytics Inc.	3.625%	5/15/50	600	441
	VMware Inc.	4.500%	5/15/25	2,086	2,042
	VMware Inc.	1.400%	8/15/26	1,150	1,015
	VMware Inc.	4.650%	5/15/27	450	437
	VMware Inc.	3.900%	8/21/27	1,050	997
	VMware Inc.	1.800%	8/15/28	700	588
	VMware Inc.	4.700%	5/15/30	860	822
	VMware Inc.	2.200%	8/15/31	1,400	1,100
	Western Digital Corp.	4.750%	2/15/26	2,000	1,906
	Western Digital Corp.	2.850%	2/1/29	500	400
	Workday Inc.	3.500%	4/1/27	1,100	1,043
	Workday Inc.	3.700%	4/1/29	800	742
	Workday Inc.	3.800%	4/1/32	1,200	1,080
	Xilinx Inc.	2.375%	6/1/30	550	475
					445,405
Utilities (0.9%)
	AEP Texas Inc.	3.950%	6/1/28	400	376
	AEP Texas Inc.	3.800%	10/1/47	250	189
[7]	AEP Texas Inc.	3.450%	1/15/50	367	265
	AEP Transmission Co. LLC	3.100%	12/1/26	200	188
	AEP Transmission Co. LLC	4.000%	12/1/46	325	272
	AEP Transmission Co. LLC	3.750%	12/1/47	450	358
	AEP Transmission Co. LLC	4.250%	9/15/48	325	280
	AEP Transmission Co. LLC	3.800%	6/15/49	270	214
	AEP Transmission Co. LLC	3.150%	9/15/49	70	50
[7]	AEP Transmission Co. LLC	3.650%	4/1/50	300	233
[7]	AEP Transmission Co. LLC	2.750%	8/15/51	500	323
[7]	AEP Transmission Co. LLC	4.500%	6/15/52	500	448
	AEP Transmission Co. LLC	5.400%	3/15/53	500	514
	AES Corp.	1.375%	1/15/26	2,900	2,590
	AES Corp.	5.450%	6/1/28	575	565
	AES Corp.	2.450%	1/15/31	800	647
	Alabama Power Co.	3.750%	9/1/27	200	191
[7]	Alabama Power Co.	1.450%	9/15/30	500	396
	Alabama Power Co.	3.050%	3/15/32	600	522
	Alabama Power Co.	3.940%	9/1/32	500	462
	Alabama Power Co.	6.000%	3/1/39	100	104
	Alabama Power Co.	3.850%	12/1/42	125	103
	Alabama Power Co.	4.150%	8/15/44	300	249
	Alabama Power Co.	3.750%	3/1/45	570	449
	Alabama Power Co.	4.300%	1/2/46	300	252
[7]	Alabama Power Co.	3.700%	12/1/47	325	253
	Alabama Power Co.	3.450%	10/1/49	3,750	2,753
	Alabama Power Co.	3.125%	7/15/51	1,800	1,247
	Alabama Power Co.	3.000%	3/15/52	575	389
	Ameren Corp.	2.500%	9/15/24	1,250	1,199
	Ameren Corp.	3.650%	2/15/26	440	419
	Ameren Corp.	1.950%	3/15/27	500	445
	Ameren Corp.	1.750%	3/15/28	500	429
	Ameren Corp.	3.500%	1/15/31	680	608
	Ameren Illinois Co.	3.250%	3/1/25	275	266
	Ameren Illinois Co.	3.800%	5/15/28	350	334
	Ameren Illinois Co.	1.550%	11/15/30	500	396
	Ameren Illinois Co.	3.850%	9/1/32	190	175
	Ameren Illinois Co.	4.150%	3/15/46	475	398
	Ameren Illinois Co.	3.700%	12/1/47	350	281
	Ameren Illinois Co.	3.250%	3/15/50	240	175
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Illinois Co.	2.900%	6/15/51	500	338
	Ameren Illinois Co.	5.900%	12/1/52	500	547
	American Electric Power Co. Inc.	5.750%	11/1/27	500	511
[7]	American Electric Power Co. Inc.	4.300%	12/1/28	500	478
	American Electric Power Co. Inc.	5.950%	11/1/32	500	522
	American Electric Power Co. Inc.	5.625%	3/1/33	650	662
	American Electric Power Co. Inc.	3.250%	3/1/50	500	342
	American Electric Power Co. Inc.	3.875%	2/15/62	750	601
	American Water Capital Corp.	3.400%	3/1/25	450	435
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,132
	American Water Capital Corp.	3.450%	6/1/29	1,250	1,160
	American Water Capital Corp.	2.800%	5/1/30	200	175
	American Water Capital Corp.	2.300%	6/1/31	300	249
	American Water Capital Corp.	4.450%	6/1/32	700	678
	American Water Capital Corp.	6.593%	10/15/37	700	790
	American Water Capital Corp.	4.300%	12/1/42	125	110
	American Water Capital Corp.	4.300%	9/1/45	500	427
	American Water Capital Corp.	4.000%	12/1/46	245	198
	American Water Capital Corp.	3.750%	9/1/47	475	376
	American Water Capital Corp.	4.200%	9/1/48	450	380
	American Water Capital Corp.	4.150%	6/1/49	400	336
	American Water Capital Corp.	3.450%	5/1/50	500	374
	American Water Capital Corp.	3.250%	6/1/51	500	364
	Appalachian Power Co.	3.400%	6/1/25	400	383
[7]	Appalachian Power Co.	2.700%	4/1/31	417	348
[7]	Appalachian Power Co.	4.500%	8/1/32	392	368
	Appalachian Power Co.	7.000%	4/1/38	260	293
	Appalachian Power Co.	4.400%	5/15/44	575	476
[7]	Appalachian Power Co.	4.500%	3/1/49	148	125
[7]	Appalachian Power Co.	3.700%	5/1/50	300	226
	Arizona Public Service Co.	3.150%	5/15/25	500	478
	Arizona Public Service Co.	2.950%	9/15/27	300	273
	Arizona Public Service Co.	2.600%	8/15/29	500	429
	Arizona Public Service Co.	6.350%	12/15/32	300	318
	Arizona Public Service Co.	5.050%	9/1/41	525	479
	Arizona Public Service Co.	4.500%	4/1/42	325	276
	Arizona Public Service Co.	4.350%	11/15/45	350	281
	Arizona Public Service Co.	3.750%	5/15/46	895	660
	Arizona Public Service Co.	3.350%	5/15/50	300	207
	Atlantic City Electric Co.	2.300%	3/15/31	500	413
	Atmos Energy Corp.	3.000%	6/15/27	375	351
	Atmos Energy Corp.	2.625%	9/15/29	150	132
	Atmos Energy Corp.	1.500%	1/15/31	1,000	788
	Atmos Energy Corp.	5.450%	10/15/32	250	258
	Atmos Energy Corp.	5.500%	6/15/41	600	598
	Atmos Energy Corp.	4.150%	1/15/43	75	65
	Atmos Energy Corp.	4.125%	3/15/49	900	758
	Atmos Energy Corp.	3.375%	9/15/49	720	531
	Atmos Energy Corp.	2.850%	2/15/52	650	438
	Atmos Energy Corp.	5.750%	10/15/52	500	532
	Avangrid Inc.	3.150%	12/1/24	957	919
	Avangrid Inc.	3.800%	6/1/29	600	549
	Avista Corp.	4.350%	6/1/48	300	259
	Avista Corp.	4.000%	4/1/52	346	275
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	207
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	785
[7]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	196
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	201
	Baltimore Gas & Electric Co.	5.400%	6/1/53	575	586
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	242
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	1,250	1,221
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	250	230
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	1,250	1,147
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	388
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,043
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	463
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	639	594
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	599
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	193
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	850	717
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	1,415
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	500	324
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	900	771

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Hills Corp.	1.037%	8/23/24	550	520
	Black Hills Corp.	3.950%	1/15/26	250	239
	Black Hills Corp.	3.150%	1/15/27	325	301
	Black Hills Corp.	5.950%	3/15/28	500	506
	Black Hills Corp.	3.050%	10/15/29	170	146
	Black Hills Corp.	4.350%	5/1/33	350	312
	Black Hills Corp.	4.200%	9/15/46	250	197
	Black Hills Corp.	3.875%	10/15/49	240	177
[7]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	138
[7]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	420
[7]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	500	432
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	500	500
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	555
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	269
[7]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	522
[7]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	136
[7]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	525
[7]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	250	194
[7]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	262	249
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	500	511
	CenterPoint Energy Inc.	2.500%	9/1/24	900	864
	CenterPoint Energy Inc.	1.450%	6/1/26	1,000	895
	CenterPoint Energy Inc.	4.250%	11/1/28	111	104
	CenterPoint Energy Inc.	2.950%	3/1/30	327	285
	CenterPoint Energy Inc.	2.650%	6/1/31	500	418
	CenterPoint Energy Inc.	3.700%	9/1/49	300	226
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	500	500
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	430
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	300	241
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	500	509
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	385
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	205
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	399
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	231
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,272
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	321
	CMS Energy Corp.	3.450%	8/15/27	300	281
	CMS Energy Corp.	4.875%	3/1/44	275	250
[7]	CMS Energy Corp.	4.750%	6/1/50	400	345
	CMS Energy Corp.	3.750%	12/1/50	500	385
[7]	Commonwealth Edison Co.	2.950%	8/15/27	275	255
[7]	Commonwealth Edison Co.	3.150%	3/15/32	300	264
	Commonwealth Edison Co.	4.900%	2/1/33	300	299
	Commonwealth Edison Co.	5.900%	3/15/36	500	523
	Commonwealth Edison Co.	6.450%	1/15/38	384	425
	Commonwealth Edison Co.	4.700%	1/15/44	825	757
	Commonwealth Edison Co.	3.700%	3/1/45	625	495
	Commonwealth Edison Co.	4.350%	11/15/45	900	785
	Commonwealth Edison Co.	3.650%	6/15/46	1,000	782
[7]	Commonwealth Edison Co.	3.750%	8/15/47	500	395
	Commonwealth Edison Co.	4.000%	3/1/48	775	649
	Commonwealth Edison Co.	4.000%	3/1/49	700	579
[7]	Commonwealth Edison Co.	3.200%	11/15/49	250	179
	Commonwealth Edison Co.	3.000%	3/1/50	500	346
[7]	Commonwealth Edison Co.	2.750%	9/1/51	300	195
[7]	Commonwealth Edison Co.	3.850%	3/15/52	384	307
	Commonwealth Edison Co.	5.300%	2/1/53	500	510
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Connecticut Light & Power Co.	0.750%	12/1/25	500	449
[7]	Connecticut Light & Power Co.	3.200%	3/15/27	250	235
[7]	Connecticut Light & Power Co.	2.050%	7/1/31	300	244
	Connecticut Light & Power Co.	4.300%	4/15/44	375	326
[7]	Connecticut Light & Power Co.	4.150%	6/1/45	75	64
	Connecticut Light & Power Co.	4.000%	4/1/48	625	527
	Connecticut Light & Power Co.	5.250%	1/15/53	500	509
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	2,000	1,665
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	362	366
[7]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	297
[7]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	879
[7]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	316
[7]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	447
[7]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	592
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	955
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	448
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	533
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	414
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,140	885
[7]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	589
[7]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	533
[7]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	1,468
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	600	661
[7]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	61
[7]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	294
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	420
	Constellation Energy Generation LLC	3.250%	6/1/25	1,750	1,666
	Constellation Energy Generation LLC	5.600%	3/1/28	219	221
	Constellation Energy Generation LLC	5.800%	3/1/33	163	168
	Constellation Energy Generation LLC	6.250%	10/1/39	767	795
	Constellation Energy Generation LLC	5.750%	10/1/41	325	318
	Constellation Energy Generation LLC	5.600%	6/15/42	688	667
	Consumers Energy Co.	4.650%	3/1/28	500	496
	Consumers Energy Co.	3.800%	11/15/28	250	236
	Consumers Energy Co.	3.600%	8/15/32	88	79
	Consumers Energy Co.	4.625%	5/15/33	500	488
	Consumers Energy Co.	3.950%	5/15/43	600	502
	Consumers Energy Co.	3.250%	8/15/46	550	405
	Consumers Energy Co.	3.950%	7/15/47	500	414
	Consumers Energy Co.	4.050%	5/15/48	500	422
	Consumers Energy Co.	4.350%	4/15/49	530	467
	Consumers Energy Co.	3.100%	8/15/50	567	401
	Consumers Energy Co.	3.500%	8/1/51	850	650
	Consumers Energy Co.	2.650%	8/15/52	287	184
	Consumers Energy Co.	4.200%	9/1/52	392	336
	Consumers Energy Co.	2.500%	5/1/60	262	150
	Delmarva Power & Light Co.	4.150%	5/15/45	600	496
	Dominion Energy Inc.	3.071%	8/15/24	500	483
	Dominion Energy Inc.	3.900%	10/1/25	425	410
[7]	Dominion Energy Inc.	1.450%	4/15/26	50	45
[7]	Dominion Energy Inc.	2.850%	8/15/26	1,872	1,735

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy Inc.	4.250%	6/1/28	200	191
[7]	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,059
[7]	Dominion Energy Inc.	2.250%	8/15/31	920	742
[7]	Dominion Energy Inc.	4.350%	8/15/32	324	303
	Dominion Energy Inc.	5.375%	11/15/32	725	728
[7]	Dominion Energy Inc.	6.300%	3/15/33	500	531
[7]	Dominion Energy Inc.	5.250%	8/1/33	200	197
	Dominion Energy Inc.	7.000%	6/15/38	300	330
[7]	Dominion Energy Inc.	3.300%	4/15/41	500	371
[7]	Dominion Energy Inc.	4.900%	8/1/41	890	798
[7]	Dominion Energy Inc.	4.050%	9/15/42	400	319
[7]	Dominion Energy Inc.	4.600%	3/15/49	500	430
[7]	Dominion Energy Inc.	4.850%	8/15/52	250	223
[7]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	250	204
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	375	413
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	482
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	249
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	341	310
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	409
	DTE Electric Co.	3.375%	3/1/25	150	145
[7]	DTE Electric Co.	1.900%	4/1/28	500	438
	DTE Electric Co.	2.250%	3/1/30	1,250	1,066
[7]	DTE Electric Co.	2.625%	3/1/31	400	342
	DTE Electric Co.	5.200%	4/1/33	500	509
[7]	DTE Electric Co.	4.000%	4/1/43	300	251
	DTE Electric Co.	3.700%	3/15/45	200	159
	DTE Electric Co.	3.700%	6/1/46	550	429
	DTE Electric Co.	3.750%	8/15/47	450	354
[7]	DTE Electric Co.	4.050%	5/15/48	500	417
	DTE Electric Co.	3.950%	3/1/49	500	411
[7]	DTE Electric Co.	3.250%	4/1/51	500	361
	DTE Electric Co.	5.400%	4/1/53	500	518
[7]	DTE Energy Co.	2.529%	10/1/24	1,000	957
	DTE Energy Co.	4.220%	11/1/24	900	881
[7]	DTE Energy Co.	1.050%	6/1/25	1,600	1,466
	DTE Energy Co.	2.850%	10/1/26	3,094	2,850
	DTE Energy Co.	4.875%	6/1/28	825	807
[7]	DTE Energy Co.	3.400%	6/15/29	140	125
	DTE Energy Co.	2.950%	3/1/30	235	204
	Duke Energy Carolinas LLC	2.950%	12/1/26	1,500	1,410
[7]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	314
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	65
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	344
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	425
	Duke Energy Carolinas LLC	2.850%	3/15/32	500	425
	Duke Energy Carolinas LLC	4.950%	1/15/33	1,275	1,267
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	445
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	341
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	555
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	712
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	867
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	559
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	398
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	333
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	326
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	541
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	367
	Duke Energy Carolinas LLC	3.550%	3/15/52	600	458
	Duke Energy Carolinas LLC	5.350%	1/15/53	760	771
	Duke Energy Carolinas LLC	5.400%	1/15/54	500	509
	Duke Energy Corp.	0.900%	9/15/25	500	455
	Duke Energy Corp.	5.000%	12/8/25	500	497
	Duke Energy Corp.	2.650%	9/1/26	595	550
	Duke Energy Corp.	5.000%	12/8/27	500	497
	Duke Energy Corp.	4.300%	3/15/28	500	481
	Duke Energy Corp.	2.450%	6/1/30	950	798
	Duke Energy Corp.	2.550%	6/15/31	625	517
	Duke Energy Corp.	4.800%	12/15/45	700	628
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	3.750%	9/1/46	1,406	1,068
	Duke Energy Corp.	4.200%	6/15/49	1,200	969
	Duke Energy Corp.	3.500%	6/15/51	600	435
	Duke Energy Corp.	5.000%	8/15/52	467	427
	Duke Energy Corp.	3.250%	1/15/82	500	372
	Duke Energy Florida LLC	3.200%	1/15/27	450	427
	Duke Energy Florida LLC	3.800%	7/15/28	425	405
	Duke Energy Florida LLC	2.500%	12/1/29	1,150	994
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,384
	Duke Energy Florida LLC	2.400%	12/15/31	600	493
	Duke Energy Florida LLC	6.350%	9/15/37	426	461
	Duke Energy Florida LLC	6.400%	6/15/38	800	878
	Duke Energy Florida LLC	3.400%	10/1/46	900	674
	Duke Energy Florida LLC	4.200%	7/15/48	425	362
	Duke Energy Florida LLC	3.000%	12/15/51	500	343
	Duke Energy Florida LLC	5.950%	11/15/52	500	545
[7]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	368	334
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,226
[7]	Duke Energy Indiana LLC	4.900%	7/15/43	250	239
	Duke Energy Indiana LLC	3.750%	5/15/46	875	677
	Duke Energy Indiana LLC	2.750%	4/1/50	775	495
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	166
	Duke Energy Ohio Inc.	5.250%	4/1/33	500	505
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	494
	Duke Energy Ohio Inc.	4.300%	2/1/49	341	286
	Duke Energy Ohio Inc.	5.650%	4/1/53	500	515
	Duke Energy Progress LLC	3.250%	8/15/25	2,051	1,970
	Duke Energy Progress LLC	3.700%	9/1/28	425	402
	Duke Energy Progress LLC	2.000%	8/15/31	500	403
	Duke Energy Progress LLC	3.400%	4/1/32	500	442
	Duke Energy Progress LLC	5.250%	3/15/33	775	788
	Duke Energy Progress LLC	6.300%	4/1/38	300	322
	Duke Energy Progress LLC	4.375%	3/30/44	525	455
	Duke Energy Progress LLC	4.150%	12/1/44	100	83
	Duke Energy Progress LLC	4.200%	8/15/45	625	521
	Duke Energy Progress LLC	3.700%	10/15/46	375	291
	Duke Energy Progress LLC	2.500%	8/15/50	550	343
	Duke Energy Progress LLC	2.900%	8/15/51	550	367
	Duke Energy Progress LLC	4.000%	4/1/52	400	325
	Duke Energy Progress LLC	5.350%	3/15/53	775	780
[7]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	257	228
[7]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	375	298
[7]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	300	211
[7]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	400	383
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	167	161
	Edison International	4.950%	4/15/25	900	884
	Edison International	5.750%	6/15/27	100	100
	Edison International	6.950%	11/15/29	500	527
	El Paso Electric Co.	6.000%	5/15/35	175	177
	El Paso Electric Co.	5.000%	12/1/44	250	222
	Emera US Finance LP	4.750%	6/15/46	1,785	1,448
	Enel Americas SA	4.000%	10/25/26	700	676
	Enel Chile SA	4.875%	6/12/28	600	577
	Entergy Arkansas LLC	3.500%	4/1/26	150	144
	Entergy Arkansas LLC	5.150%	1/15/33	500	502
	Entergy Arkansas LLC	4.200%	4/1/49	500	419
	Entergy Arkansas LLC	3.350%	6/15/52	800	571
	Entergy Corp.	0.900%	9/15/25	500	450
	Entergy Corp.	2.950%	9/1/26	530	489
	Entergy Corp.	1.900%	6/15/28	500	427
	Entergy Corp.	2.800%	6/15/30	500	424
	Entergy Corp.	2.400%	6/15/31	500	405
	Entergy Corp.	3.750%	6/15/50	511	377
	Entergy Louisiana LLC	0.950%	10/1/24	700	660
	Entergy Louisiana LLC	5.590%	10/1/24	1,417	1,415
	Entergy Louisiana LLC	5.400%	11/1/24	238	237
	Entergy Louisiana LLC	3.120%	9/1/27	350	324
	Entergy Louisiana LLC	3.250%	4/1/28	300	276
	Entergy Louisiana LLC	3.050%	6/1/31	375	326
	Entergy Louisiana LLC	2.350%	6/15/32	500	402

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	4.000%	3/15/33	725	659
	Entergy Louisiana LLC	3.100%	6/15/41	500	376
	Entergy Louisiana LLC	4.950%	1/15/45	400	369
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	965
	Entergy Louisiana LLC	4.200%	4/1/50	500	417
	Entergy Louisiana LLC	2.900%	3/15/51	700	461
	Entergy Louisiana LLC	4.750%	9/15/52	250	229
	Entergy Mississippi LLC	2.850%	6/1/28	750	673
	Entergy Mississippi LLC	3.850%	6/1/49	250	194
	Entergy Texas Inc.	1.750%	3/15/31	500	396
	Entergy Texas Inc.	3.550%	9/30/49	905	672
	Essential Utilities Inc.	3.566%	5/1/29	275	250
	Essential Utilities Inc.	2.704%	4/15/30	400	339
	Essential Utilities Inc.	4.276%	5/1/49	435	353
	Essential Utilities Inc.	3.351%	4/15/50	600	418
	Essential Utilities Inc.	5.300%	5/1/52	500	474
	Evergy Inc.	2.450%	9/15/24	1,450	1,392
	Evergy Inc.	2.900%	9/15/29	1,450	1,266
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	533
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	398
	Evergy Kansas Central Inc.	4.125%	3/1/42	425	358
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	270
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	82
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,000	705
[7]	Evergy Metro Inc.	2.250%	6/1/30	300	250
	Evergy Metro Inc.	4.950%	4/15/33	510	502
	Evergy Metro Inc.	5.300%	10/1/41	480	467
	Evergy Metro Inc.	4.200%	6/15/47	225	186
[7]	Eversource Energy	2.900%	10/1/24	275	265
[7]	Eversource Energy	3.150%	1/15/25	1,475	1,419
[7]	Eversource Energy	0.800%	8/15/25	500	450
[7]	Eversource Energy	3.300%	1/15/28	200	184
	Eversource Energy	5.450%	3/1/28	500	504
[7]	Eversource Energy	4.250%	4/1/29	325	310
[7]	Eversource Energy	1.650%	8/15/30	1,300	1,033
	Eversource Energy	2.550%	3/15/31	300	250
	Eversource Energy	3.375%	3/1/32	564	493
	Eversource Energy	5.125%	5/15/33	500	493
	Eversource Energy	3.450%	1/15/50	500	367
[7]	Exelon Corp.	3.950%	6/15/25	237	229
	Exelon Corp.	3.400%	4/15/26	3,500	3,334
	Exelon Corp.	2.750%	3/15/27	500	458
	Exelon Corp.	5.150%	3/15/28	625	623
	Exelon Corp.	4.050%	4/15/30	975	914
	Exelon Corp.	3.350%	3/15/32	600	522
	Exelon Corp.	5.300%	3/15/33	784	784
[7]	Exelon Corp.	4.950%	6/15/35	284	272
	Exelon Corp.	5.625%	6/15/35	415	420
	Exelon Corp.	4.450%	4/15/46	500	426
	Exelon Corp.	4.700%	4/15/50	2,200	1,948
	Exelon Corp.	5.600%	3/15/53	625	630
	Florida Power & Light Co.	2.850%	4/1/25	1,984	1,908
	Florida Power & Light Co.	3.125%	12/1/25	500	478
	Florida Power & Light Co.	4.450%	5/15/26	675	669
	Florida Power & Light Co.	4.400%	5/15/28	675	662
	Florida Power & Light Co.	4.625%	5/15/30	675	665
	Florida Power & Light Co.	2.450%	2/3/32	700	590
	Florida Power & Light Co.	5.100%	4/1/33	800	813
	Florida Power & Light Co.	4.800%	5/15/33	675	671
	Florida Power & Light Co.	5.625%	4/1/34	225	237
	Florida Power & Light Co.	4.950%	6/1/35	50	50
	Florida Power & Light Co.	5.650%	2/1/37	425	444
	Florida Power & Light Co.	5.950%	2/1/38	175	188
	Florida Power & Light Co.	5.960%	4/1/39	225	243
	Florida Power & Light Co.	4.125%	2/1/42	1,025	899
	Florida Power & Light Co.	4.050%	6/1/42	475	411
	Florida Power & Light Co.	3.800%	12/15/42	375	316
	Florida Power & Light Co.	4.050%	10/1/44	450	385
	Florida Power & Light Co.	3.700%	12/1/47	550	446
	Florida Power & Light Co.	3.950%	3/1/48	800	674
	Florida Power & Light Co.	3.150%	10/1/49	1,190	869
	Florida Power & Light Co.	2.875%	12/4/51	2,000	1,382
	Fortis Inc.	3.055%	10/4/26	847	782
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Georgia Power Co.	2.200%	9/15/24	395	378
	Georgia Power Co.	3.250%	4/1/26	256	243
	Georgia Power Co.	3.250%	3/30/27	550	512
	Georgia Power Co.	4.650%	5/16/28	500	490
[7]	Georgia Power Co.	2.650%	9/15/29	250	216
	Georgia Power Co.	4.950%	5/17/33	725	716
[7]	Georgia Power Co.	4.750%	9/1/40	625	571
	Georgia Power Co.	4.300%	3/15/42	575	496
	Georgia Power Co.	4.300%	3/15/43	250	211
[7]	Georgia Power Co.	3.700%	1/30/50	250	192
[7]	Georgia Power Co.	3.250%	3/15/51	500	352
[7]	Gulf Power Co.	3.300%	5/30/27	250	236
	Iberdrola International BV	6.750%	7/15/36	175	198
[7]	Idaho Power Co.	4.200%	3/1/48	404	344
[7]	Idaho Power Co.	5.500%	3/15/53	500	512
	Indiana Michigan Power Co.	3.850%	5/15/28	250	237
	Indiana Michigan Power Co.	6.050%	3/15/37	500	525
[7]	Indiana Michigan Power Co.	4.550%	3/15/46	340	300
[7]	Indiana Michigan Power Co.	3.750%	7/1/47	550	430
	Indiana Michigan Power Co.	3.250%	5/1/51	500	350
	Indiana Michigan Power Co.	5.625%	4/1/53	500	515
	Interstate Power & Light Co.	3.250%	12/1/24	1,096	1,058
	Interstate Power & Light Co.	4.100%	9/26/28	450	426
	Interstate Power & Light Co.	3.600%	4/1/29	240	219
	Interstate Power & Light Co.	2.300%	6/1/30	300	249
	Interstate Power & Light Co.	6.250%	7/15/39	250	264
	Interstate Power & Light Co.	3.700%	9/15/46	406	305
	Interstate Power & Light Co.	3.100%	11/30/51	500	331
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	362
	ITC Holdings Corp.	3.350%	11/15/27	150	140
	ITC Holdings Corp.	5.300%	7/1/43	900	845
[7]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	144	136
[7]	Kentucky Utilities Co.	5.450%	4/15/33	500	510
	Kentucky Utilities Co.	5.125%	11/1/40	650	623
	Kentucky Utilities Co.	3.300%	6/1/50	500	355
[7]	Louisville Gas & Electric Co.	3.300%	10/1/25	1,758	1,687
[7]	Louisville Gas & Electric Co.	5.450%	4/15/33	500	509
	MidAmerican Energy Co.	3.100%	5/1/27	450	420
	MidAmerican Energy Co.	3.650%	4/15/29	700	651
	MidAmerican Energy Co.	6.750%	12/30/31	325	362
[7]	MidAmerican Energy Co.	5.800%	10/15/36	775	805
	MidAmerican Energy Co.	4.800%	9/15/43	300	277
	MidAmerican Energy Co.	4.400%	10/15/44	400	349
	MidAmerican Energy Co.	4.250%	5/1/46	1,000	841
	MidAmerican Energy Co.	3.650%	8/1/48	575	443
[7]	Mississippi Power Co.	4.250%	3/15/42	375	312
	National Fuel Gas Co.	5.500%	1/15/26	100	98
	National Fuel Gas Co.	3.950%	9/15/27	275	253
	National Fuel Gas Co.	4.750%	9/1/28	750	710
	National Fuel Gas Co.	2.950%	3/1/31	100	80
	National Grid plc	5.602%	6/12/28	500	502
	National Grid plc	5.809%	6/12/33	600	611
	National Grid USA	5.803%	4/1/35	250	253
[7]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	500	481
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	500	501
[7]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	475	452
[7]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	1,592	1,410
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	300	280
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	250	248
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	236
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	384	356
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	360
[7]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	300	233

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	928
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	248	231
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	500	524
[7]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	305
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	256	218
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	338
[7]	Nevada Power Co.	3.700%	5/1/29	500	464
[7]	Nevada Power Co.	2.400%	5/1/30	441	372
[7]	Nevada Power Co.	6.650%	4/1/36	410	444
[7]	Nevada Power Co.	3.125%	8/1/50	300	199
[7]	Nevada Power Co.	5.900%	5/1/53	500	520
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	1,303	1,281
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	500	503
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	400	393
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	661
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,089	1,065
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	1,066	1,055
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,150	986
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	320
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	261
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	250	247
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	2,079
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	863	851
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	468	462
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	981	947
[7]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	150	132
[7]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	279
	NiSource Inc.	0.950%	8/15/25	500	456
	NiSource Inc.	3.490%	5/15/27	500	471
	NiSource Inc.	5.250%	3/30/28	550	551
	NiSource Inc.	2.950%	9/1/29	1,500	1,314
	NiSource Inc.	3.600%	5/1/30	500	450
	NiSource Inc.	1.700%	2/15/31	500	392
	NiSource Inc.	5.950%	6/15/41	382	392
	NiSource Inc.	4.800%	2/15/44	200	182
	NiSource Inc.	5.650%	2/1/45	500	498
	NiSource Inc.	4.375%	5/15/47	1,575	1,348
	NiSource Inc.	3.950%	3/30/48	500	401
	NiSource Inc.	5.000%	6/15/52	302	279
	Northern States Power Co.	2.250%	4/1/31	500	417
	Northern States Power Co.	6.250%	6/1/36	325	352
	Northern States Power Co.	6.200%	7/1/37	250	270
	Northern States Power Co.	5.350%	11/1/39	375	380
	Northern States Power Co.	3.400%	8/15/42	410	321
	Northern States Power Co.	4.000%	8/15/45	200	163
	Northern States Power Co.	2.900%	3/1/50	1,890	1,302
	Northern States Power Co.	2.600%	6/1/51	600	385
	Northern States Power Co.	3.200%	4/1/52	500	358
	Northern States Power Co.	4.500%	6/1/52	450	406
	Northern States Power Co.	5.100%	5/15/53	600	591
	NorthWestern Corp.	4.176%	11/15/44	250	208
	NSTAR Electric Co.	3.200%	5/15/27	550	516
	NSTAR Electric Co.	3.250%	5/15/29	300	275
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NSTAR Electric Co.	5.500%	3/15/40	540	547
	NSTAR Electric Co.	4.400%	3/1/44	223	197
	NSTAR Electric Co.	4.950%	9/15/52	350	341
	Oglethorpe Power Corp.	5.950%	11/1/39	100	100
	Oglethorpe Power Corp.	5.375%	11/1/40	630	588
	Oglethorpe Power Corp.	4.500%	4/1/47	500	413
[7]	Ohio Power Co.	1.625%	1/15/31	300	237
	Ohio Power Co.	5.000%	6/1/33	500	492
	Ohio Power Co.	4.000%	6/1/49	500	405
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	284
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	200	178
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	300	304
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	184
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	195
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	263
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	950	858
[11]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	500	487
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	142
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	1,250	1,096
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	250	243
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,159
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	471
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	460
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	147	150
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	163
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	201
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	341
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,065	860
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	158
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,250	814
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	500	483
[11]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	500	482
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	257
	ONE Gas Inc.	2.000%	5/15/30	200	166
	ONE Gas Inc.	4.658%	2/1/44	507	457
	Pacific Gas & Electric Co.	3.450%	7/1/25	500	473
	Pacific Gas & Electric Co.	3.150%	1/1/26	1,550	1,439
	Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	1,938
	Pacific Gas & Electric Co.	3.000%	6/15/28	600	520
	Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,526
	Pacific Gas & Electric Co.	6.100%	1/15/29	400	394
	Pacific Gas & Electric Co.	4.550%	7/1/30	4,150	3,756
	Pacific Gas & Electric Co.	3.250%	6/1/31	500	407
	Pacific Gas & Electric Co.	4.400%	3/1/32	388	337
	Pacific Gas & Electric Co.	6.150%	1/15/33	550	540
	Pacific Gas & Electric Co.	6.400%	6/15/33	417	415
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	1,788
	Pacific Gas & Electric Co.	4.200%	6/1/41	500	372
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,164
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	766
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,500	1,024
	Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	2,361
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	957
	Pacific Gas & Electric Co.	6.750%	1/15/53	550	543
	Pacific Gas & Electric Co.	6.700%	4/1/53	500	492
	PacifiCorp	3.500%	6/15/29	600	538
	PacifiCorp	2.700%	9/15/30	341	284
	PacifiCorp	5.250%	6/15/35	475	466
	PacifiCorp	6.100%	8/1/36	525	536
	PacifiCorp	5.750%	4/1/37	410	397
	PacifiCorp	6.250%	10/15/37	625	625
	PacifiCorp	6.350%	7/15/38	250	251
	PacifiCorp	4.125%	1/15/49	525	406
	PacifiCorp	3.300%	3/15/51	525	360
	PacifiCorp	2.900%	6/15/52	816	509
	PacifiCorp	5.350%	12/1/53	650	593
	PacifiCorp	5.500%	5/15/54	1,000	938
	PECO Energy Co.	4.900%	6/15/33	500	499
	PECO Energy Co.	3.000%	9/15/49	1,000	695
	PECO Energy Co.	2.800%	6/15/50	1,000	661
	PECO Energy Co.	3.050%	3/15/51	500	346
	PECO Energy Co.	2.850%	9/15/51	500	332
	PECO Energy Co.	4.600%	5/15/52	500	459

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	264	231
[7]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	570	441
[7]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	350	248
[7]	PG&E Recovery Funding LLC	5.256%	1/15/38	1,300	1,333
[7]	PG&E Recovery Funding LLC	5.536%	7/15/47	410	425
[7]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	551	522
[7]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	235	225
[7]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	250	239
[7]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	375	366
[7]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	300	294
[7]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	1,175	1,053
[7]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	1,025	1,022
[7]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	250	234
[7]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	350	355
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	345
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	409
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	500	499
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	132
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	252
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	800	548
	Pinnacle West Capital Corp.	1.300%	6/15/25	700	637
	Potomac Electric Power Co.	6.500%	11/15/37	400	445
	Potomac Electric Power Co.	4.150%	3/15/43	550	475
	PPL Capital Funding Inc.	3.100%	5/15/26	600	567
	PPL Electric Utilities Corp.	5.000%	5/15/33	550	551
	PPL Electric Utilities Corp.	6.250%	5/15/39	300	329
	PPL Electric Utilities Corp.	4.125%	6/15/44	700	594
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	256
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	292
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	259
	PPL Electric Utilities Corp.	5.250%	5/15/53	550	561
	Progress Energy Inc.	7.750%	3/1/31	510	578
	Progress Energy Inc.	7.000%	10/30/31	200	219
	Progress Energy Inc.	6.000%	12/1/39	480	485
	Public Service Co. of Colorado	3.700%	6/15/28	300	285
[7]	Public Service Co. of Colorado	1.900%	1/15/31	300	243
	Public Service Co. of Colorado	1.875%	6/15/31	700	558
[7]	Public Service Co. of Colorado	4.100%	6/1/32	300	279
	Public Service Co. of Colorado	3.600%	9/15/42	225	178
	Public Service Co. of Colorado	4.300%	3/15/44	700	605
	Public Service Co. of Colorado	4.100%	6/15/48	300	245
[7]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	919
[7]	Public Service Co. of Colorado	2.700%	1/15/51	200	127
[7]	Public Service Co. of Colorado	4.500%	6/1/52	400	348
	Public Service Co. of Colorado	5.250%	4/1/53	675	648
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	196
	Public Service Co. of New Hampshire	5.150%	1/15/53	500	502
	Public Service Co. of Oklahoma	5.250%	1/15/33	500	498
[7]	Public Service Electric & Gas Co.	3.000%	5/15/25	500	479
[7]	Public Service Electric & Gas Co.	0.950%	3/15/26	500	451
[7]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	234
[7]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	173
[7]	Public Service Electric & Gas Co.	3.100%	3/15/32	500	437
[7]	Public Service Electric & Gas Co.	4.900%	12/15/32	300	300
[7]	Public Service Electric & Gas Co.	4.650%	3/15/33	500	491
[7]	Public Service Electric & Gas Co.	3.950%	5/1/42	525	443
[7]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	809
[7]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	216
[7]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	287
[7]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	543
[7]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	569
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	295
[7]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	351
[7]	Public Service Electric & Gas Co.	5.125%	3/15/53	500	505
	Public Service Enterprise Group Inc.	0.800%	8/15/25	400	362
	Public Service Enterprise Group Inc.	5.850%	11/15/27	300	306
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	587
	Puget Energy Inc.	3.650%	5/15/25	300	287
	Puget Energy Inc.	2.379%	6/15/28	85	73
	Puget Energy Inc.	4.100%	6/15/30	400	364
	Puget Energy Inc.	4.224%	3/15/32	400	359
	Puget Sound Energy Inc.	6.274%	3/15/37	450	477
	Puget Sound Energy Inc.	5.757%	10/1/39	495	504
	Puget Sound Energy Inc.	5.638%	4/15/41	390	393
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	879
	Puget Sound Energy Inc.	4.223%	6/15/48	500	423
[7]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	401
[7]	San Diego Gas & Electric Co.	3.000%	3/15/32	500	429
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	262
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	462
[7]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	255
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	271
[7]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	572
	San Diego Gas & Electric Co.	3.700%	3/15/52	500	387
	San Diego Gas & Electric Co.	5.350%	4/1/53	500	497
[7]	SCE Recovery Funding LLC	4.697%	6/15/40	325	317
[7]	SCE Recovery Funding LLC	2.943%	11/15/42	225	182
[7]	SCE Recovery Funding LLC	3.240%	11/15/46	150	111
[7]	SCE Recovery Funding LLC	5.112%	12/15/47	275	271
	Sempra Energy	3.300%	4/1/25	150	144
	Sempra Energy	3.250%	6/15/27	1,575	1,457
	Sempra Energy	3.400%	2/1/28	1,650	1,521
	Sempra Energy	3.700%	4/1/29	500	458
	Sempra Energy	3.800%	2/1/38	900	746
	Sempra Energy	6.000%	10/15/39	639	652
	Sempra Energy	4.000%	2/1/48	400	311
	Sempra Energy	4.125%	4/1/52	950	769
	Sierra Pacific Power Co.	2.600%	5/1/26	600	559
[7]	Southern California Edison Co.	0.975%	8/1/24	500	475
[7]	Southern California Edison Co.	3.700%	8/1/25	700	674
[7]	Southern California Edison Co.	1.200%	2/1/26	500	447
	Southern California Edison Co.	5.850%	11/1/27	500	512
[7]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,315
	Southern California Edison Co.	5.300%	3/1/28	525	526
[7]	Southern California Edison Co.	4.200%	3/1/29	200	190
	Southern California Edison Co.	6.650%	4/1/29	850	885
	Southern California Edison Co.	2.850%	8/1/29	825	724
	Southern California Edison Co.	2.250%	6/1/30	300	251
[7]	Southern California Edison Co.	2.500%	6/1/31	500	416
	Southern California Edison Co.	2.750%	2/1/32	330	276
	Southern California Edison Co.	5.950%	11/1/32	500	524
[7]	Southern California Edison Co.	5.750%	4/1/35	508	516
[7]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,109
	Southern California Edison Co.	5.625%	2/1/36	500	496
	Southern California Edison Co.	5.500%	3/15/40	400	393
	Southern California Edison Co.	4.500%	9/1/40	505	440
	Southern California Edison Co.	4.050%	3/15/42	1,945	1,574
[7]	Southern California Edison Co.	3.900%	3/15/43	475	376
[7]	Southern California Edison Co.	3.600%	2/1/45	150	110
	Southern California Edison Co.	4.000%	4/1/47	1,920	1,530
[7]	Southern California Edison Co.	4.125%	3/1/48	970	789
[7]	Southern California Edison Co.	4.875%	3/1/49	400	359
	Southern California Edison Co.	3.650%	2/1/50	1,300	972
[7]	Southern California Edison Co.	2.950%	2/1/51	500	327
[7]	Southern California Edison Co.	3.650%	6/1/51	500	372
	Southern California Edison Co.	3.450%	2/1/52	500	358
	Southern California Edison Co.	5.700%	3/1/53	500	501
[7]	Southern California Gas Co.	2.600%	6/15/26	725	676
	Southern California Gas Co.	2.950%	4/15/27	600	560
[7]	Southern California Gas Co.	2.550%	2/1/30	450	387
	Southern California Gas Co.	3.750%	9/15/42	330	259
[7]	Southern California Gas Co.	4.125%	6/1/48	325	262

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Southern California Gas Co.	4.300%	1/15/49	500	419
[7]	Southern California Gas Co.	3.950%	2/15/50	250	196
	Southern California Gas Co.	6.350%	11/15/52	500	554
	Southern California Gas Co.	5.750%	6/1/53	500	507
	Southern Co.	4.475%	8/1/24	600	589
	Southern Co.	5.150%	10/6/25	500	498
	Southern Co.	3.250%	7/1/26	500	471
	Southern Co.	5.113%	8/1/27	500	495
[7]	Southern Co.	1.750%	3/15/28	50	43
	Southern Co.	4.850%	6/15/28	500	491
	Southern Co.	5.700%	10/15/32	500	518
	Southern Co.	5.200%	6/15/33	500	496
	Southern Co.	4.250%	7/1/36	575	512
	Southern Co.	4.400%	7/1/46	1,135	973
[7]	Southern Co.	4.000%	1/15/51	1,200	1,114
[7]	Southern Co.	3.750%	9/15/51	900	767
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	354
[7]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	786
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	431	428
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	126
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	525	434
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	752
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	415
	Southern Power Co.	4.150%	12/1/25	375	367
	Southern Power Co.	5.150%	9/15/41	506	473
	Southern Power Co.	5.250%	7/15/43	500	459
[7]	Southern Power Co.	4.950%	12/15/46	300	262
	Southwest Gas Corp.	5.800%	12/1/27	500	505
	Southwest Gas Corp.	3.700%	4/1/28	450	417
	Southwest Gas Corp.	4.050%	3/15/32	450	405
	Southwest Gas Corp.	3.800%	9/29/46	250	183
	Southwest Gas Corp.	4.150%	6/1/49	200	155
[7]	Southwestern Electric Power Co.	1.650%	3/15/26	500	452
[7]	Southwestern Electric Power Co.	2.750%	10/1/26	300	276
[7]	Southwestern Electric Power Co.	4.100%	9/15/28	550	522
	Southwestern Electric Power Co.	5.300%	4/1/33	500	494
	Southwestern Electric Power Co.	6.200%	3/15/40	300	308
[7]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	763
[7]	Southwestern Electric Power Co.	3.850%	2/1/48	375	282
	Southwestern Electric Power Co.	3.250%	11/1/51	500	336
	Southwestern Public Service Co.	4.500%	8/15/41	345	300
	Southwestern Public Service Co.	3.400%	8/15/46	950	687
[7]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	853
	Southwestern Public Service Co.	3.750%	6/15/49	259	199
[7]	Southwestern Public Service Co.	3.150%	5/1/50	800	557
	Spire Missouri Inc.	4.800%	2/15/33	500	493
	Tampa Electric Co.	3.875%	7/12/24	300	295
	Tampa Electric Co.	2.400%	3/15/31	500	410
	Tampa Electric Co.	4.350%	5/15/44	150	126
	Tampa Electric Co.	4.300%	6/15/48	300	251
	Tampa Electric Co.	3.625%	6/15/50	250	186
	Tampa Electric Co.	3.450%	3/15/51	500	359
	Tampa Electric Co.	5.000%	7/15/52	500	465
	Toledo Edison Co.	6.150%	5/15/37	250	260
	Tucson Electric Power Co.	3.050%	3/15/25	200	191
	Tucson Electric Power Co.	3.250%	5/15/32	300	261
	Tucson Electric Power Co.	4.850%	12/1/48	490	433
	Tucson Electric Power Co.	5.500%	4/15/53	500	498
	Union Electric Co.	2.950%	6/15/27	300	280
	Union Electric Co.	3.500%	3/15/29	350	323
	Union Electric Co.	2.950%	3/15/30	800	710
	Union Electric Co.	2.150%	3/15/32	500	400
	Union Electric Co.	3.900%	9/15/42	425	347
	Union Electric Co.	3.650%	4/15/45	575	445
	Union Electric Co.	4.000%	4/1/48	1,100	902
	Union Electric Co.	3.250%	10/1/49	100	71
	Union Electric Co.	2.625%	3/15/51	800	513
	Union Electric Co.	3.900%	4/1/52	500	407
	Union Electric Co.	5.450%	3/15/53	500	510
[7]	Virginia Electric & Power Co.	3.100%	5/15/25	500	477
[7]	Virginia Electric & Power Co.	2.950%	11/15/26	300	278
[7]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,184
[7]	Virginia Electric & Power Co.	3.800%	4/1/28	525	498
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	2.300%	11/15/31	500	407
	Virginia Electric & Power Co.	2.400%	3/30/32	550	451
	Virginia Electric & Power Co.	5.000%	4/1/33	525	519
[7]	Virginia Electric & Power Co.	6.000%	1/15/36	375	391
[7]	Virginia Electric & Power Co.	6.000%	5/15/37	500	519
	Virginia Electric & Power Co.	6.350%	11/30/37	375	398
	Virginia Electric & Power Co.	8.875%	11/15/38	1,200	1,595
	Virginia Electric & Power Co.	4.000%	1/15/43	500	413
[7]	Virginia Electric & Power Co.	4.650%	8/15/43	500	443
	Virginia Electric & Power Co.	4.450%	2/15/44	511	439
[7]	Virginia Electric & Power Co.	4.200%	5/15/45	302	248
[7]	Virginia Electric & Power Co.	4.000%	11/15/46	500	397
[7]	Virginia Electric & Power Co.	3.800%	9/15/47	425	332
	Virginia Electric & Power Co.	4.600%	12/1/48	550	489
	Virginia Electric & Power Co.	3.300%	12/1/49	400	287
	Virginia Electric & Power Co.	2.450%	12/15/50	776	466
	Virginia Electric & Power Co.	2.950%	11/15/51	1,000	668
[7]	Virginia Electric & Power Co.	4.625%	5/15/52	500	442
	Virginia Electric & Power Co.	5.450%	4/1/53	525	527
[7]	Washington Gas Light Co.	3.796%	9/15/46	350	270
[7]	Washington Gas Light Co.	3.650%	9/15/49	500	374
	WEC Energy Group Inc.	5.000%	9/27/25	500	496
	WEC Energy Group Inc.	4.750%	1/9/26	500	493
	WEC Energy Group Inc.	5.150%	10/1/27	500	500
	WEC Energy Group Inc.	1.375%	10/15/27	500	427
	WEC Energy Group Inc.	4.750%	1/15/28	500	489
	WEC Energy Group Inc.	2.200%	12/15/28	500	431
	WEC Energy Group Inc.	1.800%	10/15/30	1,000	796
	Wisconsin Electric Power Co.	2.050%	12/15/24	300	285
	Wisconsin Electric Power Co.	1.700%	6/15/28	50	43
	Wisconsin Electric Power Co.	4.750%	9/30/32	431	423
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	207
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	216
	Wisconsin Power & Light Co.	4.950%	4/1/33	500	494
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	321
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	188
	Wisconsin Public Service Corp.	5.350%	11/10/25	500	501
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	58
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	331
	Xcel Energy Inc.	3.300%	6/1/25	100	96
	Xcel Energy Inc.	1.750%	3/15/27	500	443
	Xcel Energy Inc.	4.000%	6/15/28	750	716
	Xcel Energy Inc.	2.600%	12/1/29	240	205
	Xcel Energy Inc.	3.400%	6/1/30	450	401
	Xcel Energy Inc.	2.350%	11/15/31	500	398
	Xcel Energy Inc.	6.500%	7/1/36	610	652
	Xcel Energy Inc.	3.500%	12/1/49	400	290
					439,153
Total Corporate Bonds (Cost $5,747,262)					5,060,369
Sovereign Bonds (1.3%)
[7]	African Development Bank	0.875%	3/23/26	2,500	2,259
[7]	African Development Bank	0.875%	7/22/26	1,600	1,430
[7]	African Development Bank	4.375%	11/3/27	250	250
	African Development Bank	4.375%	3/14/28	4,500	4,513
[7]	Asian Development Bank	4.125%	9/27/24	1,400	1,378
[7]	Asian Development Bank	0.625%	10/8/24	3,500	3,299
	Asian Development Bank	1.500%	10/18/24	1,000	953
[7]	Asian Development Bank	2.000%	1/22/25	1,027	979
[7]	Asian Development Bank	2.125%	3/19/25	700	666
	Asian Development Bank	0.625%	4/29/25	2,000	1,847
[7]	Asian Development Bank	2.875%	5/6/25	630	606
[7]	Asian Development Bank	4.625%	6/13/25	1,150	1,142
[7]	Asian Development Bank	0.375%	9/3/25	6,129	5,574
	Asian Development Bank	4.250%	1/9/26	3,875	3,834
[7]	Asian Development Bank	0.500%	2/4/26	4,000	3,598
[7]	Asian Development Bank	1.000%	4/14/26	3,000	2,719
[7]	Asian Development Bank	2.000%	4/24/26	400	373
[7]	Asian Development Bank	1.750%	8/14/26	1,841	1,693
[7]	Asian Development Bank	2.625%	1/12/27	800	752
[7]	Asian Development Bank	1.500%	1/20/27	3,525	3,182
[7]	Asian Development Bank	2.500%	11/2/27	2,985	2,773
[7]	Asian Development Bank	2.750%	1/19/28	1,000	938

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Asian Development Bank	3.750%	4/25/28	2,425	2,371
[7]	Asian Development Bank	1.250%	6/9/28	500	434
[7]	Asian Development Bank	3.125%	9/26/28	1,600	1,515
[7]	Asian Development Bank	1.750%	9/19/29	200	174
[7]	Asian Development Bank	1.875%	1/24/30	1,000	870
[7]	Asian Development Bank	0.750%	10/8/30	1,500	1,186
[7]	Asian Development Bank	1.500%	3/4/31	3,000	2,495
	Asian Development Bank	3.125%	4/27/32	2,500	2,340
[7]	Asian Development Bank	3.875%	9/28/32	900	891
[7]	Asian Development Bank	4.000%	1/12/33	1,880	1,879
[7]	Asian Development Bank	3.875%	6/14/33	1,675	1,657
	Asian Infrastructure Investment Bank	0.500%	5/28/25	1,000	915
	Asian Infrastructure Investment Bank	3.375%	6/29/25	1,500	1,449
	Asian Infrastructure Investment Bank	0.500%	1/27/26	2,700	2,417
	Asian Infrastructure Investment Bank	4.000%	1/18/28	2,125	2,084
	Canadian Government Bond	1.625%	1/22/25	2,290	2,171
	Canadian Government Bond	2.875%	4/28/25	2,515	2,422
	Canadian Government Bond	0.750%	5/19/26	5,200	4,666
	Canadian Government Bond	3.750%	4/26/28	2,500	2,449
	Corp. Andina de Fomento	1.250%	10/26/24	1,900	1,787
	Corp. Andina de Fomento	1.625%	9/23/25	600	552
	Corp. Andina de Fomento	5.250%	11/21/25	2,160	2,148
	Corp. Andina de Fomento	4.750%	4/1/26	600	589
	Corp. Andina de Fomento	2.250%	2/8/27	620	557
	Council of Europe Development Bank	1.375%	2/27/25	850	800
	Council of Europe Development Bank	3.000%	6/16/25	540	519
	Council of Europe Development Bank	3.750%	5/25/26	1,025	1,001
	Council of Europe Development Bank	0.875%	9/22/26	1,000	889
	Council of Europe Development Bank	3.625%	1/26/28	1,320	1,284
	Equinor ASA	3.250%	11/10/24	550	534
	Equinor ASA	3.000%	4/6/27	941	881
	Equinor ASA	3.625%	9/10/28	1,200	1,145
	Equinor ASA	3.125%	4/6/30	500	458
	Equinor ASA	2.375%	5/22/30	1,500	1,305
	Equinor ASA	5.100%	8/17/40	2,100	2,105
	Equinor ASA	4.250%	11/23/41	325	292
	Equinor ASA	3.950%	5/15/43	175	150
	Equinor ASA	4.800%	11/8/43	1,015	971
	Equinor ASA	3.250%	11/18/49	750	563
	Equinor ASA	3.700%	4/6/50	2,360	1,921
	European Bank for Reconstruction & Development	1.625%	9/27/24	500	478
[7]	European Bank for Reconstruction & Development	1.500%	2/13/25	100	94
	European Bank for Reconstruction & Development	0.500%	5/19/25	700	644
[7]	European Bank for Reconstruction & Development	0.500%	11/25/25	1,600	1,448
[7]	European Bank for Reconstruction & Development	0.500%	1/28/26	2,000	1,801
[7]	European Bank for Reconstruction & Development	4.375%	3/9/28	3,650	3,667
	European Investment Bank	0.375%	7/24/24	3,000	2,846
	European Investment Bank	2.500%	10/15/24	864	834
	European Investment Bank	1.875%	2/10/25	4,413	4,193
	European Investment Bank	1.625%	3/14/25	5,000	4,722
	European Investment Bank	0.625%	7/25/25	3,700	3,397
	European Investment Bank	2.750%	8/15/25	3,000	2,874
	European Investment Bank	0.375%	12/15/25	5,500	4,956
	European Investment Bank	0.375%	3/26/26	5,000	4,462
	European Investment Bank	2.125%	4/13/26	1,000	936
	European Investment Bank	0.750%	10/26/26	1,950	1,726
[7]	European Investment Bank	1.375%	3/15/27	2,775	2,488
	European Investment Bank	2.375%	5/24/27	5,166	4,790
	European Investment Bank	0.625%	10/21/27	500	429
	European Investment Bank	3.250%	11/15/27	2,500	2,400
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	3.875%	3/15/28	4,300	4,232
	European Investment Bank	1.625%	10/9/29	350	303
	European Investment Bank	0.875%	5/17/30	400	325
	European Investment Bank	3.625%	7/15/30	3,775	3,669
	European Investment Bank	0.750%	9/23/30	1,200	958
	European Investment Bank	1.250%	2/14/31	3,000	2,465
	European Investment Bank	3.750%	2/14/33	2,100	2,069
	European Investment Bank	4.875%	2/15/36	1,300	1,396
[12]	Export Development Canada	3.375%	8/26/25	2,400	2,328
[12]	Export Development Canada	4.375%	6/29/26	2,500	2,483
[12]	Export Development Canada	3.000%	5/25/27	1,700	1,611
[12]	Export Development Canada	3.875%	2/14/28	1,900	1,867
	Export-Import Bank of Korea	4.000%	9/15/24	2,500	2,452
	Export-Import Bank of Korea	3.250%	11/10/25	300	286
	Export-Import Bank of Korea	4.875%	1/11/26	400	395
	Export-Import Bank of Korea	0.625%	2/9/26	500	443
	Export-Import Bank of Korea	2.625%	5/26/26	925	856
	Export-Import Bank of Korea	1.125%	12/29/26	205	177
	Export-Import Bank of Korea	1.625%	1/18/27	400	358
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	933
	Export-Import Bank of Korea	4.250%	9/15/27	650	635
	Export-Import Bank of Korea	5.000%	1/11/28	500	503
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,269
	Export-Import Bank of Korea	1.375%	2/9/31	500	396
	Export-Import Bank of Korea	2.125%	1/18/32	650	535
	Export-Import Bank of Korea	4.500%	9/15/32	500	493
	Export-Import Bank of Korea	5.125%	1/11/33	730	754
	Export-Import Bank of Korea	2.500%	6/29/41	875	649
[7]	Hydro-Quebec	8.050%	7/7/24	2,665	2,721
	Inter-American Development Bank	3.250%	7/1/24	2,000	1,956
	Inter-American Development Bank	0.500%	9/23/24	3,500	3,299
	Inter-American Development Bank	2.125%	1/15/25	1,000	955
[7]	Inter-American Development Bank	1.750%	3/14/25	500	473
	Inter-American Development Bank	0.875%	4/3/25	1,000	930
	Inter-American Development Bank	7.000%	6/15/25	250	258
	Inter-American Development Bank	0.625%	7/15/25	5,100	4,683
[7]	Inter-American Development Bank	0.875%	4/20/26	4,000	3,609
[7,9]	Inter-American Development Bank	4.500%	5/15/26	2,250	2,242
[7]	Inter-American Development Bank	2.000%	6/2/26	1,915	1,779
	Inter-American Development Bank	2.000%	7/23/26	1,615	1,496
	Inter-American Development Bank	2.375%	7/7/27	800	743
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,180
	Inter-American Development Bank	4.000%	1/12/28	4,550	4,499
	Inter-American Development Bank	1.125%	7/20/28	2,000	1,715
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,080
	Inter-American Development Bank	2.250%	6/18/29	1,000	895
[7]	Inter-American Development Bank	1.125%	1/13/31	3,500	2,831
[7]	Inter-American Development Bank	3.500%	4/12/33	1,925	1,848
[7]	Inter-American Development Bank	3.875%	10/28/41	1,600	1,506
	Inter-American Development Bank	3.200%	8/7/42	550	468
	Inter-American Development Bank	4.375%	1/24/44	450	450
	Inter-American Investment Corp.	4.125%	2/15/28	1,050	1,034
[7]	International Bank for Reconstruction & Development	1.500%	8/28/24	1,270	1,215

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	International Bank for Reconstruction & Development	2.500%	11/25/24	5,500	5,297
	International Bank for Reconstruction & Development	1.625%	1/15/25	2,000	1,896
	International Bank for Reconstruction & Development	0.625%	4/22/25	4,500	4,160
	International Bank for Reconstruction & Development	0.375%	7/28/25	5,000	4,564
[7]	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,388
	International Bank for Reconstruction & Development	0.500%	10/28/25	6,000	5,447
[7]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	1,928
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,038
[7]	International Bank for Reconstruction & Development	1.875%	10/27/26	356	327
	International Bank for Reconstruction & Development	3.125%	6/15/27	6,250	5,956
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,148
	International Bank for Reconstruction & Development	3.500%	7/12/28	4,250	4,105
	International Bank for Reconstruction & Development	1.125%	9/13/28	4,625	3,954
	International Bank for Reconstruction & Development	3.625%	9/21/29	500	486
[7]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,301
	International Bank for Reconstruction & Development	3.875%	2/14/30	3,150	3,103
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	807
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,370
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	4,900
	International Bank for Reconstruction & Development	1.625%	11/3/31	8,500	7,114
	International Bank for Reconstruction & Development	2.500%	3/29/32	3,000	2,683
[7]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	472
[7]	International Finance Corp.	1.375%	10/16/24	1,400	1,332
[7]	International Finance Corp.	0.375%	7/16/25	1,000	915
[7]	International Finance Corp.	2.125%	4/7/26	1,505	1,407
	International Finance Corp.	0.750%	8/27/30	800	635
[13]	Japan Bank for International Cooperation	3.250%	7/20/23	3,225	3,222
[7,13]	Japan Bank for International Cooperation	1.750%	10/17/24	600	572
[7,13]	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,279
[13]	Japan Bank for International Cooperation	2.875%	4/14/25	3,600	3,448
[7,13]	Japan Bank for International Cooperation	2.500%	5/28/25	500	475
[13]	Japan Bank for International Cooperation	0.625%	7/15/25	2,000	1,828
[13]	Japan Bank for International Cooperation	4.250%	1/26/26	2,250	2,213
[13]	Japan Bank for International Cooperation	4.250%	4/27/26	1,125	1,105
[13]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,395
[13]	Japan Bank for International Cooperation	2.875%	7/21/27	500	466
[13]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,034
[13]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,218
[13]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,418
[13]	Japan Bank for International Cooperation	2.125%	2/16/29	1,930	1,686
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	Japan Bank for International Cooperation	2.000%	10/17/29	300	258
[13]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	792
[13]	Japan Bank for International Cooperation	1.875%	4/15/31	500	414
[13]	Japan International Cooperation Agency	2.750%	4/27/27	700	648
[13]	Japan International Cooperation Agency	3.250%	5/25/27	3,000	2,820
[13]	Japan International Cooperation Agency	4.000%	5/23/28	600	583
[13]	Japan International Cooperation Agency	3.375%	6/12/28	550	518
[13]	Japan International Cooperation Agency	1.000%	7/22/30	200	157
[13]	Japan International Cooperation Agency	1.750%	4/28/31	500	408
[14]	KFW	1.375%	8/5/24	500	478
[14]	KFW	0.500%	9/20/24	3,600	3,394
[14]	KFW	2.500%	11/20/24	5,750	5,536
[14]	KFW	1.250%	1/31/25	4,025	3,787
[14]	KFW	2.000%	5/2/25	1,250	1,184
[14]	KFW	0.375%	7/18/25	6,000	5,478
[14]	KFW	0.625%	1/22/26	4,000	3,613
[14]	KFW	3.625%	4/1/26	2,750	2,680
[14]	KFW	1.000%	10/1/26	9,000	8,053
[14]	KFW	3.000%	5/20/27	585	555
[14]	KFW	3.750%	2/15/28	3,825	3,742
[14]	KFW	2.875%	4/3/28	2,300	2,163
[14]	KFW	3.875%	6/15/28	3,525	3,474
[14]	KFW	1.750%	9/14/29	900	787
[14]	KFW	0.750%	9/30/30	2,000	1,590
[14]	KFW	0.000%	4/18/36	600	357
[14]	KFW	0.000%	6/29/37	1,700	959
	Korea Development Bank	2.125%	10/1/24	400	383
	Korea Development Bank	0.750%	1/25/25	650	605
	Korea Development Bank	1.375%	4/25/27	500	440
	Korea Development Bank	4.375%	2/15/28	2,150	2,108
	Korea Development Bank	1.625%	1/19/31	1,000	806
	Korea Development Bank	2.000%	10/25/31	500	408
	Korea Development Bank	4.375%	2/15/33	1,600	1,556
[14]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,382
[7,14]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	500	459
[14]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	927
[14]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	2,400	2,168
[7,14]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	758
[7,14]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,480
[7,14]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	1,250	1,230
[14]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	798
	Nordic Investment Bank	0.375%	9/20/24	800	754
	Nordic Investment Bank	0.375%	9/11/25	1,500	1,364
[7]	Nordic Investment Bank	0.500%	1/21/26	1,000	901
	Nordic Investment Bank	4.375%	3/14/28	2,900	2,914
[15]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	500	471
[15]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	1,500	1,362
[15]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	580	571
[7,15]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	2,200	1,975
[15]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	2,000	1,944
[15]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	1,800	1,795
[7]	Oriental Republic of Uruguay	4.375%	10/27/27	975	968
[7]	Oriental Republic of Uruguay	4.375%	1/23/31	2,302	2,270
[7]	Oriental Republic of Uruguay	5.750%	10/28/34	1,255	1,360
[7]	Oriental Republic of Uruguay	7.625%	3/21/36	485	598
[7]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	935
[7]	Oriental Republic of Uruguay	5.100%	6/18/50	2,535	2,532
[7]	Oriental Republic of Uruguay	4.975%	4/20/55	2,480	2,421
[7,16]	Petroleos Mexicanos	2.290%	2/15/24	20	19
[16]	Petroleos Mexicanos	2.378%	4/15/25	40	39
	Province of Alberta	1.875%	11/13/24	1,800	1,716
	Province of Alberta	1.000%	5/20/25	830	768
	Province of Alberta	3.300%	3/15/28	1,100	1,044
	Province of Alberta	1.300%	7/22/30	2,566	2,086
[7]	Province of British Columbia	1.750%	9/27/24	600	574

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of British Columbia	2.250%	6/2/26	1,707	1,593
	Province of British Columbia	0.900%	7/20/26	1,275	1,138
	Province of British Columbia	1.300%	1/29/31	500	405
[9]	Province of British Columbia	4.200%	7/6/33	1,100	1,097
	Province of Manitoba	2.125%	6/22/26	850	788
	Province of New Brunswick	3.625%	2/24/28	500	479
	Province of Ontario	2.500%	4/27/26	1,000	940
	Province of Ontario	2.300%	6/15/26	2,000	1,866
	Province of Ontario	3.100%	5/19/27	4,025	3,806
	Province of Ontario	2.000%	10/2/29	1,700	1,484
	Province of Ontario	1.125%	10/7/30	2,800	2,245
	Province of Ontario	1.600%	2/25/31	5,000	4,116
	Province of Ontario	1.800%	10/14/31	500	416
[7]	Province of Quebec	2.875%	10/16/24	700	678
[7]	Province of Quebec	1.500%	2/11/25	155	146
	Province of Quebec	0.600%	7/23/25	1,500	1,374
	Province of Quebec	2.500%	4/20/26	700	659
	Province of Quebec	2.750%	4/12/27	3,250	3,037
	Province of Quebec	3.625%	4/13/28	1,150	1,109
[7]	Province of Quebec	7.500%	9/15/29	1,075	1,252
	Province of Quebec	1.350%	5/28/30	1,200	990
	Province of Quebec	1.900%	4/21/31	800	674
	Province of Saskatchewan	3.250%	6/8/27	700	665
	Republic of Chile	3.125%	3/27/25	200	194
	Republic of Chile	3.125%	1/21/26	710	680
[7]	Republic of Chile	2.750%	1/31/27	1,275	1,183
[7]	Republic of Chile	3.240%	2/6/28	2,910	2,735
[7]	Republic of Chile	2.450%	1/31/31	921	795
[7]	Republic of Chile	2.550%	1/27/32	279	239
[7]	Republic of Chile	2.550%	7/27/33	2,709	2,215
[7]	Republic of Chile	3.500%	1/31/34	1,808	1,594
[7,9]	Republic of Chile	4.950%	1/5/36	1,200	1,186
[7]	Republic of Chile	3.100%	5/7/41	2,440	1,839
[7]	Republic of Chile	4.340%	3/7/42	736	654
	Republic of Chile	3.860%	6/21/47	1,100	901
[7]	Republic of Chile	3.500%	1/25/50	1,915	1,441
[7]	Republic of Chile	4.000%	1/31/52	1,465	1,197
[7,9]	Republic of Chile	5.330%	1/5/54	900	895
[7]	Republic of Chile	3.100%	1/22/61	1,250	818
[7]	Republic of Chile	3.250%	9/21/71	500	326
	Republic of Hungary	7.625%	3/29/41	1,150	1,301
[7]	Republic of Indonesia	3.850%	7/18/27	200	193
[7]	Republic of Indonesia	4.150%	9/20/27	650	631
	Republic of Indonesia	3.500%	1/11/28	1,300	1,226
[7]	Republic of Indonesia	4.550%	1/11/28	850	839
	Republic of Indonesia	4.100%	4/24/28	1,000	966
	Republic of Indonesia	4.750%	2/11/29	1,350	1,345
	Republic of Indonesia	3.400%	9/18/29	200	185
	Republic of Indonesia	2.850%	2/14/30	350	311
	Republic of Indonesia	3.850%	10/15/30	2,100	1,972
	Republic of Indonesia	1.850%	3/12/31	600	485
[7]	Republic of Indonesia	2.150%	7/28/31	1,100	904
[7]	Republic of Indonesia	3.550%	3/31/32	1,250	1,133
	Republic of Indonesia	4.350%	1/11/48	2,075	1,841
	Republic of Indonesia	5.350%	2/11/49	1,500	1,516
	Republic of Indonesia	3.700%	10/30/49	825	658
	Republic of Indonesia	4.200%	10/15/50	2,005	1,712
	Republic of Indonesia	3.050%	3/12/51	850	623
[7]	Republic of Indonesia	4.300%	3/31/52	700	605
[7]	Republic of Indonesia	5.450%	9/20/52	200	204
[7]	Republic of Indonesia	5.650%	1/11/53	700	733
[7]	Republic of Indonesia	3.200%	9/23/61	800	546
	Republic of Indonesia	4.450%	4/15/70	750	639
	Republic of Indonesia	3.350%	3/12/71	500	346
	Republic of Italy	2.375%	10/17/24	1,950	1,863
	Republic of Italy	1.250%	2/17/26	2,900	2,590
	Republic of Italy	2.875%	10/17/29	2,000	1,743
	Republic of Italy	5.375%	6/15/33	1,925	1,917
	Republic of Italy	4.000%	10/17/49	1,900	1,427
	Republic of Italy	3.875%	5/6/51	2,500	1,812
	Republic of Korea	2.750%	1/19/27	2,800	2,641
	Republic of Korea	2.500%	6/19/29	900	811
	Republic of Korea	1.000%	9/16/30	1,000	806
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Korea	1.750%	10/15/31	550	458
	Republic of Korea	4.125%	6/10/44	655	620
	Republic of Korea	3.875%	9/20/48	390	350
[7]	Republic of Panama	3.750%	3/16/25	1,450	1,403
	Republic of Panama	7.125%	1/29/26	1,358	1,415
	Republic of Panama	8.875%	9/30/27	368	422
[7]	Republic of Panama	3.875%	3/17/28	1,980	1,873
	Republic of Panama	9.375%	4/1/29	1,070	1,288
[7]	Republic of Panama	3.160%	1/23/30	400	350
[7]	Republic of Panama	2.252%	9/29/32	2,325	1,776
[7]	Republic of Panama	6.400%	2/14/35	1,900	1,983
[7]	Republic of Panama	6.700%	1/26/36	1,444	1,545
[7]	Republic of Panama	4.500%	5/15/47	200	159
[7]	Republic of Panama	4.500%	4/16/50	2,310	1,792
[7]	Republic of Panama	4.300%	4/29/53	1,250	931
[7]	Republic of Panama	6.853%	3/28/54	300	313
[7]	Republic of Panama	4.500%	4/1/56	2,650	1,985
[7]	Republic of Panama	3.870%	7/23/60	3,350	2,216
[7]	Republic of Panama	4.500%	1/19/63	1,400	1,024
[7]	Republic of Peru	2.392%	1/23/26	600	559
	Republic of Peru	4.125%	8/25/27	250	244
[7]	Republic of Peru	2.783%	1/23/31	4,400	3,770
[7]	Republic of Peru	1.862%	12/1/32	900	693
	Republic of Peru	8.750%	11/21/33	2,385	3,019
[7]	Republic of Peru	3.000%	1/15/34	1,800	1,494
[7]	Republic of Peru	6.550%	3/14/37	600	673
[7]	Republic of Peru	3.300%	3/11/41	900	692
	Republic of Peru	5.625%	11/18/50	2,150	2,205
[7]	Republic of Peru	3.550%	3/10/51	500	374
[7]	Republic of Peru	2.780%	12/1/60	1,700	1,036
[7]	Republic of Peru	3.600%	1/15/72	900	611
[7]	Republic of Peru	3.230%	7/28/21	1,200	724
	Republic of Poland	3.250%	4/6/26	1,150	1,108
[7]	Republic of Poland	5.500%	11/16/27	1,300	1,334
[7]	Republic of Poland	5.750%	11/16/32	975	1,023
[7]	Republic of Poland	4.875%	10/4/33	1,800	1,768
[7]	Republic of Poland	5.500%	4/4/53	2,105	2,124
	Republic of the Philippines	9.500%	10/21/24	550	584
	Republic of the Philippines	10.625%	3/16/25	425	465
	Republic of the Philippines	5.500%	3/30/26	1,500	1,529
	Republic of the Philippines	3.229%	3/29/27	450	425
	Republic of the Philippines	5.170%	10/13/27	600	611
	Republic of the Philippines	3.000%	2/1/28	1,725	1,602
	Republic of the Philippines	4.625%	7/17/28	500	501
	Republic of the Philippines	3.750%	1/14/29	1,000	956
	Republic of the Philippines	9.500%	2/2/30	1,525	1,923
	Republic of the Philippines	2.457%	5/5/30	2,000	1,727
	Republic of the Philippines	7.750%	1/14/31	775	917
	Republic of the Philippines	1.648%	6/10/31	1,423	1,130
	Republic of the Philippines	1.950%	1/6/32	675	541
	Republic of the Philippines	6.375%	1/15/32	600	668
	Republic of the Philippines	3.556%	9/29/32	800	729
	Republic of the Philippines	5.609%	4/13/33	400	424
	Republic of the Philippines	5.000%	7/17/33	1,050	1,068
	Republic of the Philippines	6.375%	10/23/34	2,175	2,429
	Republic of the Philippines	5.000%	1/13/37	400	400
	Republic of the Philippines	3.950%	1/20/40	1,500	1,303
	Republic of the Philippines	3.700%	3/1/41	1,534	1,274
	Republic of the Philippines	3.700%	2/2/42	1,885	1,564
	Republic of the Philippines	2.950%	5/5/45	1,750	1,258
	Republic of the Philippines	2.650%	12/10/45	1,400	945
	Republic of the Philippines	3.200%	7/6/46	1,500	1,112
	Republic of the Philippines	4.200%	3/29/47	925	798
	Republic of the Philippines	5.950%	10/13/47	600	658
	Republic of the Philippines	5.500%	1/17/48	400	415
	State of Israel	2.875%	3/16/26	1,100	1,043
	State of Israel	3.250%	1/17/28	790	738
	State of Israel	2.500%	1/15/30	200	175
	State of Israel	2.750%	7/3/30	1,550	1,369
	State of Israel	4.500%	1/17/33	1,975	1,940
	State of Israel	4.500%	1/30/43	1,400	1,286
	State of Israel	4.125%	1/17/48	800	685
	State of Israel	3.375%	1/15/50	1,585	1,193

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State of Israel	3.875%	7/3/50	1,650	1,358
	State of Israel	4.500%	4/3/20	900	728
[7]	Svensk Exportkredit AB	0.375%	7/30/24	800	757
	Svensk Exportkredit AB	0.625%	10/7/24	1,000	941
[7]	Svensk Exportkredit AB	0.625%	5/14/25	2,500	2,298
[7]	Svensk Exportkredit AB	4.000%	7/15/25	1,000	980
	Svensk Exportkredit AB	0.500%	8/26/25	2,000	1,819
[7]	Svensk Exportkredit AB	4.625%	11/28/25	1,060	1,053
[7]	Svensk Exportkredit AB	4.375%	2/13/26	1,125	1,112
[7]	Svensk Exportkredit AB	2.250%	3/22/27	1,000	918
	Svensk Exportkredit AB	4.125%	6/14/28	1,000	987
[7]	United Mexican States	3.900%	4/27/25	800	787
	United Mexican States	4.125%	1/21/26	2,968	2,913
	United Mexican States	4.150%	3/28/27	3,370	3,303
	United Mexican States	3.750%	1/11/28	1,175	1,118
[7]	United Mexican States	5.400%	2/9/28	800	813
	United Mexican States	4.500%	4/22/29	2,000	1,942
[7]	United Mexican States	3.250%	4/16/30	3,000	2,673
[7]	United Mexican States	2.659%	5/24/31	2,700	2,247
[7]	United Mexican States	8.300%	8/15/31	1,000	1,182
[7]	United Mexican States	4.750%	4/27/32	700	669
[7]	United Mexican States	7.500%	4/8/33	400	454
[7]	United Mexican States	4.875%	5/19/33	425	406
[7]	United Mexican States	3.500%	2/12/34	2,500	2,095
[7]	United Mexican States	6.750%	9/27/34	950	1,033
[7]	United Mexican States	6.350%	2/9/35	2,225	2,342
	United Mexican States	6.050%	1/11/40	2,321	2,357
[7]	United Mexican States	4.280%	8/14/41	1,141	944
[7]	United Mexican States	4.750%	3/8/44	3,022	2,594
	United Mexican States	5.550%	1/21/45	500	478
	United Mexican States	4.600%	1/23/46	2,530	2,108
	United Mexican States	4.350%	1/15/47	1,410	1,131
	United Mexican States	4.600%	2/10/48	2,070	1,708
[7]	United Mexican States	4.500%	1/31/50	600	490
[7]	United Mexican States	5.000%	4/27/51	2,500	2,172
[7]	United Mexican States	4.400%	2/12/52	2,025	1,600
[7]	United Mexican States	6.338%	5/4/53	2,385	2,435
[7]	United Mexican States	3.771%	5/24/61	2,875	1,957
[7]	United Mexican States	5.750%	10/12/10	2,114	1,889
Total Sovereign Bonds (Cost $721,480)					657,796
Taxable Municipal Bonds (0.3%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	120	116
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	325	251
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	123
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	251
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	100	126
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	50	54
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	925	996
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	375	507
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	375	442
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,167
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	160
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	400	511
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	700	497
	California Earthquake Authority Revenue	5.603%	7/1/27	275	275
	California GO	3.375%	4/1/25	426	412
	California GO	2.650%	4/1/26	250	235
	California GO	1.700%	2/1/28	350	307
	California GO	3.500%	4/1/28	400	380
	California GO	2.500%	10/1/29	590	521
	California GO	1.750%	11/1/30	260	213
	California GO	4.500%	4/1/33	850	836
	California GO	7.500%	4/1/34	1,770	2,155
	California GO	4.600%	4/1/38	1,925	1,845
	California GO	7.550%	4/1/39	2,815	3,546
	California GO	7.300%	10/1/39	1,000	1,207
	California GO	7.350%	11/1/39	725	882
	California GO	7.625%	3/1/40	1,150	1,446
	California GO	7.600%	11/1/40	2,000	2,553
	California State University Systemwide Revenue	3.899%	11/1/47	250	218
	California State University Systemwide Revenue	2.897%	11/1/51	500	362
	California State University Systemwide Revenue	2.975%	11/1/51	465	334
	California State University Systemwide Revenue	2.719%	11/1/52	500	349
	California State University Systemwide Revenue	2.939%	11/1/52	500	351
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	105
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	354
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	535
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	463
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	303
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	340	324
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,500	1,700
	Clark County NV Airport System Revenue	6.820%	7/1/45	325	395
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	448
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	275	251
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	342
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	350	333
	Connecticut GO	5.090%	10/1/30	575	568
	Connecticut GO	5.850%	3/15/32	610	649
	Cook County IL GO	6.229%	11/15/34	400	434
	Dallas County TX Hospital District GO	5.621%	8/15/44	100	107
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	300	343
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	77
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	285	323
[17]	Dallas TX Independent School District GO	6.450%	2/15/35	150	151

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	875	733
Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	249
Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	450	331
Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	800	745
District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	50	52
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	255
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	346
Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	1,300	1,200
Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	752
Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	833
Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	421
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	581	663
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,335	1,529
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	142	150
Georgia Water & Wastewater Revenue	2.257%	11/1/35	250	201
Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	425	346
Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	400	326
Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	400	311
Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	400	304
Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	500	376
Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	395	364
Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	455	412
Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	625	467
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	315	323
Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	1,095
Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	100	81
Houston TX GO	6.290%	3/1/32	660	696
Houston TX GO	3.961%	3/1/47	355	315
Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	300	218
Illinois GO	5.100%	6/1/33	7,370	7,243
Illinois GO	6.630%	2/1/35	120	125
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	381
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	375	287
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	375	367
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	100	99
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	355	349
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	259
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	147
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	200	192
[18]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	432
	Los Angeles CA Community College District GO	1.606%	8/1/28	305	267
	Los Angeles CA Community College District GO	1.806%	8/1/30	500	418
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,450	1,183
	Los Angeles CA Community College District GO	6.750%	8/1/49	325	405
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	100	107
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	494
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	619
	Los Angeles CA Unified School District GO	5.750%	7/1/34	2,010	2,132
	Los Angeles CA Unified School District GO	6.758%	7/1/34	250	283
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	431
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	63
	Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	200	154
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	628	605
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	400	399
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	700	676
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	300	302
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	200	188

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	700	661
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	700	714
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	500	375
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	500	343
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	100	107
	Massachusetts GO	5.456%	12/1/39	845	889
	Massachusetts GO	2.514%	7/1/41	275	205
	Massachusetts GO	2.813%	9/1/43	300	224
	Massachusetts GO	2.900%	9/1/49	575	411
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	538
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	335	277
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	262
	Massachusetts SO Revenue	4.110%	7/15/31	775	753
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	53
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	250	195
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	114
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	738
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	514
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	275	222
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	215
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	303
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	800	607
	Michigan State University Revenue	4.496%	8/15/48	200	181
	Michigan State University Revenue	4.165%	8/15/22	465	367
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	275	211
	Mississippi GO	5.245%	11/1/34	250	257
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	405	310
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	282
[19]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,541
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	464
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	517
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	300	260
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	575	720
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,830	2,229
New York City NY GO	5.517%	10/1/37	475	498
New York City NY GO	6.271%	12/1/37	325	362
New York City NY GO	5.263%	10/1/52	200	212
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	103
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	300	308
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	113
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	86
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	348
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,347
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	290	305
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	156
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	655
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	100	99
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	500	531
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	300	325
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	495	451
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	515	640
New York State Dormitory Authority Revenue	3.142%	7/1/43	855	693
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	500	393
New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	200	164
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	99
New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	200	157
New York State Thruway Authority General Revenue	2.900%	1/1/35	330	279
New York State Thruway Authority General Revenue	3.500%	1/1/42	200	166
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	300	280

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	450	471
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	175	132
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	869
	Ohio State University General Receipts Revenue	4.910%	6/1/40	275	273
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	83
	Ohio State University General Receipts Revenue	4.800%	6/1/11	415	381
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	220
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	486	470
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	425	396
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	350	337
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	247
	Oregon GO	5.892%	6/1/27	375	382
[20]	Oregon School Boards Association GO	5.528%	6/30/28	125	126
	Pennsylvania State University Revenue	2.790%	9/1/43	425	323
	Pennsylvania State University Revenue	2.840%	9/1/50	300	215
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	396
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	275	197
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	134
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	215
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	859
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	953
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	376
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	154
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	200	150
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	135	135
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	177
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,705	1,557
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	535
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	277
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	300	223
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	170
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	75	68
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	344
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	80
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	375	270
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	350	279
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	294
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	201
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	214
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	366
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	246
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	534
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	423
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,129
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	339
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	334
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	605	632
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	531
	State Public School Building Authority PA Revenue	5.000%	9/15/27	250	248
	Texas GO	5.517%	4/1/39	1,030	1,104
	Texas GO	3.211%	4/1/44	425	346
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	1,300	1,305
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	1,350	1,389
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	775	628
	Texas Transportation Commission GO	4.681%	4/1/40	100	101
	Texas Transportation Commission GO	2.562%	4/1/42	725	552
	Texas Transportation Commission GO	2.472%	10/1/44	725	514
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	1,275	1,291
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	325	308
[20]	Tucson City AZ COP	2.856%	7/1/47	300	220
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	250	238
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	2,250	2,625
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	125	146
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	500	351
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	200	186
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	660	463
	University of California Revenue	0.883%	5/15/25	225	208
	University of California Revenue	3.063%	7/1/25	400	385
	University of California Revenue	1.316%	5/15/27	925	820
	University of California Revenue	1.614%	5/15/30	525	431
	University of California Revenue	5.946%	5/15/45	275	300
	University of California Revenue	3.071%	5/15/51	500	353
	University of California Revenue	4.858%	5/15/12	705	626
	University of California Revenue	4.767%	5/15/15	150	131
	University of Michigan Revenue	2.437%	4/1/40	275	207

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Michigan Revenue	2.562%	4/1/50	200	134
	University of Michigan Revenue	3.504%	4/1/52	475	382
	University of Michigan Revenue	4.454%	4/1/22	1,100	953
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	180
[18]	University of Oregon Revenue	3.424%	3/1/60	750	557
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	350	240
	University of Texas Financing System Revenue	4.794%	8/15/46	300	303
	University of Texas Financing System Revenue	3.354%	8/15/47	200	161
	University of Texas Financing System Revenue	2.439%	8/15/49	225	149
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	900	731
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	275	209
	University of Virginia Revenue	2.256%	9/1/50	1,075	668
	University of Virginia Revenue	4.179%	9/1/17	250	203
	Utah GO	4.554%	7/1/24	45	45
	Utah GO	3.539%	7/1/25	423	415
	Washington GO	5.140%	8/1/40	480	488
[20]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	275	197
[20]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	200	201
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	283
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	927
Total Taxable Municipal Bonds (Cost $146,880)					129,982
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[21,22]	Vanguard Market Liquidity Fund (Cost $927,650)	5.150%	9,278,797	927,694
Total Investments (100.1%) (Cost $30,056,207)				49,883,742
Other Assets and Liabilities—Net (-0.1%)				(54,493)
Net Assets (100%)				49,829,249
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $85,243,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $222,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	U.S. government-guaranteed.
7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2023.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $50,592,000, representing 0.1% of net assets.
12	Guaranteed by the Government of Canada.
13	Guaranteed by the Government of Japan.
14	Guaranteed by the Federal Republic of Germany.
15	Guaranteed by the Republic of Austria.
16	Guaranteed by the Government of Mexico.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
19	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
20	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
21	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
22	Collateral of $94,613,000 was received for securities on loan, of which $94,548,000 is held in Vanguard Market Liquidity Fund and $65,000 is held in cash.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Balanced Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2023	5,527	620,492	(9,872)
E-mini Russell 2000 Index	September 2023	55	5,235	47
E-mini S&P 500 Index	September 2023	541	121,407	3,758
				(6,067)
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $29,125,119)	48,953,186
Affiliated Issuers (Cost $931,088)	930,556
Total Investments in Securities	49,883,742
Investment in Vanguard	1,703
Cash	65
Cash Collateral Pledged—Futures Contracts	18,977
Receivables for Investment Securities Sold	210,539
Receivables for Accrued Income	144,344
Receivables for Capital Shares Issued	34,083
Variation Margin Receivable—Futures Contracts	2,432
Total Assets	50,295,885
Liabilities
Due to Custodian	3,520
Payables for Investment Securities Purchased	322,148
Collateral for Securities on Loan	94,613
Payables for Capital Shares Redeemed	44,961
Payables to Vanguard	1,394
Total Liabilities	466,636
Net Assets	49,829,249
1 Includes $85,243,000 of securities on loan.
At June 30, 2023, net assets consisted of:

Paid-in Capital	29,118,297
Total Distributable Earnings (Loss)	20,710,952
Net Assets	49,829,249

Investor Shares—Net Assets
Applicable to 4,492,500 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	194,089
Net Asset Value Per Share—Investor Shares	$43.20

Admiral Shares—Net Assets
Applicable to 935,082,409 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,393,239
Net Asset Value Per Share—Admiral Shares	$43.20

Institutional Shares—Net Assets
Applicable to 213,910,376 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,241,921
Net Asset Value Per Share—Institutional Shares	$43.20
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	230,479
Dividends—Affiliated Issuers	35
Interest—Unaffiliated Issuers	273,453
Interest—Affiliated Issuers	9,001
Securities Lending—Net	3,644
Total Income	516,612
Expenses
The Vanguard Group—Note B
Investment Advisory Services	491
Management and Administrative—Investor Shares	149
Management and Administrative—Admiral Shares	11,767
Management and Administrative—Institutional Shares	2,601
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—Admiral Shares	978
Marketing and Distribution—Institutional Shares	151
Custodian Fees	184
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Admiral Shares	191
Shareholders’ Reports—Institutional Shares	20
Trustees’ Fees and Expenses	13
Other Expenses	50
Total Expenses	16,601
Net Investment Income	500,011
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	911,288
Investment Securities Sold—Affiliated Issuers	(21)
Futures Contracts	10,278
Realized Net Gain (Loss)	921,545
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	3,450,280
Investment Securities—Affiliated Issuers	20
Futures Contracts	(2,541)
Change in Unrealized Appreciation (Depreciation)	3,447,759
Net Increase (Decrease) in Net Assets Resulting from Operations	4,869,315
1	Dividends are net of foreign withholding taxes of $17,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	500,011	933,295
Realized Net Gain (Loss)	921,545	409,979
Change in Unrealized Appreciation (Depreciation)	3,447,759	(11,543,974)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,869,315	(10,200,700)
Distributions
Investor Shares	(2,508)	(6,004)
Admiral Shares	(538,077)	(1,065,948)
Institutional Shares	(136,299)	(294,002)
Total Distributions	(676,884)	(1,365,954)
Capital Share Transactions
Investor Shares	(21,182)	(61,986)
Admiral Shares	(372,590)	(1,095,405)
Institutional Shares	(1,872,414)	(335,056)
Net Increase (Decrease) from Capital Share Transactions	(2,266,186)	(1,492,447)
Total Increase (Decrease)	1,926,245	(13,059,101)
Net Assets
Beginning of Period	47,903,004	60,962,105
End of Period	49,829,249	47,903,004
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$39.66	$49.02	$44.34	$39.23	$32.99	$34.72
Investment Operations
Net Investment Income[1]	.400	.709	.627	.700	.755	.748
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.693	(8.996)	5.564	5.537	6.345	(1.753)
Total from Investment Operations	4.093	(8.287)	6.191	6.237	7.100	(1.005)
Distributions
Dividends from Net Investment Income	(.409)	(.716)	(.626)	(.687)	(.794)	(.725)
Distributions from Realized Capital Gains	(.144)	(.357)	(.885)	(.440)	(.066)	—
Total Distributions	(.553)	(1.073)	(1.511)	(1.127)	(.860)	(.725)
Net Asset Value, End of Period	$43.20	$39.66	$49.02	$44.34	$39.23	$32.99
Total Return[3]	10.39%	-16.97%	14.09%	16.26%	21.67%	-2.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$194	$199	$317	$334	$396	$3,014
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.96%	1.66%	1.33%	1.76%	2.11%	2.15%
Portfolio Turnover Rate[4]	10%	19%	35%	60%	37%[5]	44%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 3%, 5%, 15%, 12%, 6%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$39.65	$49.02	$44.34	$39.23	$32.99	$34.72
Investment Operations
Net Investment Income[1]	.424	.761	.680	.742	.817	.791
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.702	(9.010)	5.564	5.542	6.319	(1.757)
Total from Investment Operations	4.126	(8.249)	6.244	6.284	7.136	(.966)
Distributions
Dividends from Net Investment Income	(.432)	(.764)	(.679)	(.733)	(.830)	(.764)
Distributions from Realized Capital Gains	(.144)	(.357)	(.885)	(.441)	(.066)	—
Total Distributions	(.576)	(1.121)	(1.564)	(1.174)	(.896)	(.764)
Net Asset Value, End of Period	$43.20	$39.65	$49.02	$44.34	$39.23	$32.99
Total Return[3]	10.48%	-16.90%	14.22%	16.40%	21.79%	-2.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,393	$37,437	$47,564	$39,901	$33,585	$23,913
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.07%	1.79%	1.44%	1.86%	2.22%	2.26%
Portfolio Turnover Rate[4]	10%	19%	35%	60%	37%[5]	44%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 3%, 5%, 15%, 12%, 6%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$39.66	$49.02	$44.35	$39.24	$33.00	$34.72
Investment Operations
Net Investment Income[1]	.426	.765	.685	.747	.820	.793
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.692	(8.998)	5.554	5.541	6.320	(1.745)
Total from Investment Operations	4.118	(8.233)	6.239	6.288	7.140	(.952)
Distributions
Dividends from Net Investment Income	(.434)	(.769)	(.684)	(.737)	(.834)	(.768)
Distributions from Realized Capital Gains	(.144)	(.358)	(.885)	(.441)	(.066)	—
Total Distributions	(.578)	(1.127)	(1.569)	(1.178)	(.900)	(.768)
Net Asset Value, End of Period	$43.20	$39.66	$49.02	$44.35	$39.24	$33.00
Total Return	10.46%	-16.87%	14.20%	16.41%	21.79%	-2.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,242	$10,268	$13,081	$11,685	$11,143	$9,543
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.08%	1.80%	1.45%	1.87%	2.23%	2.27%
Portfolio Turnover Rate[3]	10%	19%	35%	60%	37%[4]	44%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Includes 3%, 5%, 15%, 12%, 6%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Notes to Financial Statements
Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2023, counterparties had deposited in segregated accounts cash of $250,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to

Balanced Index Fund
the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either

Balanced Index Fund
facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $1,703,000, representing less than 0.01% of the fund’s net assets and 0.68% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Balanced Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	30,261,407	260	128	30,261,795
U.S. Government and Agency Obligations	—	12,350,106	—	12,350,106
Asset-Backed/Commercial Mortgage-Backed Securities	—	496,000	—	496,000
Corporate Bonds	—	5,060,369	—	5,060,369
Sovereign Bonds	—	657,796	—	657,796
Taxable Municipal Bonds	—	129,982	—	129,982
Temporary Cash Investments	927,694	—	—	927,694
Total	31,189,101	18,694,513	128	49,883,742

Derivative Financial Instruments
Assets
Futures Contracts[1]	3,805	—	—	3,805
Liabilities
Futures Contracts[1]	9,872	—	—	9,872
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	30,118,420
Gross Unrealized Appreciation	22,858,968
Gross Unrealized Depreciation	(3,099,713)
Net Unrealized Appreciation (Depreciation)	19,759,255
E.  During the six months ended June 30, 2023, the fund purchased $910,525,000 of investment securities and sold $3,441,118,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $4,170,881,000 and $4,533,858,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $93,114,000 and sales were $25,002,000, resulting in net realized gain of $8,152,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,991	192	16,329	380
Issued in Lieu of Cash Distributions	2,508	61	6,004	144
Redeemed	(31,681)	(766)	(84,319)	(1,994)
Net Increase (Decrease)—Investor Shares	(21,182)	(513)	(61,986)	(1,470)

Balanced Index Fund
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,822,745	43,899	4,524,384	104,765
Issued in Lieu of Cash Distributions	487,206	11,804	967,252	23,406
Redeemed	(2,682,541)	(64,687)	(6,587,041)	(154,497)
Net Increase (Decrease)—Admiral Shares	(372,590)	(8,984)	(1,095,405)	(26,326)
Institutional Shares
Issued	528,340	12,725	1,724,499	40,860
Issued in Lieu of Cash Distributions	132,479	3,215	285,811	6,916
Redeemed	(2,533,233)	(60,917)	(2,345,366)	(55,720)
Net Increase (Decrease)—Institutional Shares	(1,872,414)	(44,977)	(335,056)	(7,944)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	400,026	NA1	NA1	(21)	(15)	9,001	—	927,694
Vanguard Total Bond Market ETF	2,827	—	—	—	35	35	—	2,862
Total	402,853	—	—	(21)	20	9,036	—	930,556
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Valley Forge Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Balanced Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q022 082023

Semiannual Report   |   June 30, 2023
Vanguard Baillie Gifford Global Positive Impact Stock Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Liquidity Risk Management	15

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2023
Baillie Gifford Global Positive Impact Stock Fund	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,133.70	$3.17
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,021.82	$3.01
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.60%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Baillie Gifford Global Positive Impact Stock Fund
Fund Allocation
As of June 30, 2023
United States	47.5%
Denmark	8.8
Netherlands	7.5
Canada	7.3
Taiwan	5.6
Indonesia	4.5
India	4.2
Japan	4.0
Brazil	3.1
Belgium	2.4
Germany	2.2
South Africa	2.2
Other	0.7
The table reflects the fund’s investments, except for short-term investments.
3

Baillie Gifford Global Positive Impact Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (93.2%)
Belgium (2.3%)
	Umicore SA	208,648	5,834
Brazil (3.1%)
*	NU Holdings Ltd.	960,316	7,577
Canada (7.1%)
*	Shopify Inc. Class A (XTSE)	226,856	14,655
*	AbCellera Biologics Inc.	456,193	2,947
			17,602
Denmark (8.6%)
[1]	Orsted A/S	93,309	8,846
	Novozymes A/S Class B	137,858	6,432
	Chr Hansen Holding A/S	85,674	5,956
			21,234
Germany (2.2%)
	Sartorius AG Preference Shares	15,456	5,355
Indonesia (4.4%)
	Bank Rakyat Indonesia Persero Tbk PT	29,822,417	10,888
Japan (3.9%)
	Daikin Industries Ltd.	26,400	5,410
	M3 Inc.	197,300	4,302
			9,712
Kenya (0.2%)
	Safaricom plc	4,299,300	535
Netherlands (7.2%)
	ASML Holding NV	24,778	17,972
South Africa (2.1%)
*	Discovery Ltd.	676,419	5,242
Taiwan (5.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	731,000	13,504
United Kingdom (0.5%)
	FDM Group Holdings plc	164,386	1,172
United States (46.2%)
*	MercadoLibre Inc.	14,333	16,979
*	Tesla Inc.	51,948	13,598
*	DexCom Inc.	92,805	11,926
	Deere & Co.	27,449	11,122
*	Moderna Inc.	79,620	9,674
*	Alnylam Pharmaceuticals Inc.	49,553	9,412
	Xylem Inc.	81,241	9,149
*	Illumina Inc.	36,854	6,910
4

Baillie Gifford Global Positive Impact Stock Fund
		Shares	Market Value• ($000)
	Ecolab Inc.	30,594	5,712
*	Duolingo Inc.	37,936	5,423
*	Autodesk Inc.	23,852	4,880
*	10X Genomics Inc.	82,207	4,591
*	Remitly Global Inc.	157,713	2,968
*	Coursera Inc.	189,165	2,463
*,2	ABIOMED Inc. CVR	16,638	17
			114,824
Total Common Stocks (Cost $219,773)			231,451
Participatory Notes (4.1%)
India (4.1%)
*	CLSA Global Markets Pte. Ltd., Housing Development Finance Corp. Ltd. 6/30/25 (Cost $8,881)	296,583	10,125
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[3]	Vanguard Market Liquidity Fund 5.150% (Cost $5,702)	57,032	5,702
Total Investments (99.6%) (Cost $234,356)			247,278
Other Assets and Liabilities—Net (0.4%)			1,064
Net Assets (100%)			248,342
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $8,846,000, representing 3.6% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Baillie Gifford Global Positive Impact Stock Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $228,654)	241,576
Affiliated Issuers (Cost $5,702)	5,702
Total Investments in Securities	247,278
Investment in Vanguard	8
Foreign Currency, at Value (Cost $40)	40
Receivables for Accrued Income	142
Receivables for Capital Shares Issued	1,242
Total Assets	248,710
Liabilities
Payables for Investment Securities Purchased	20
Payables to Investment Advisor	255
Payables for Capital Shares Redeemed	51
Payables to Vanguard	42
Total Liabilities	368
Net Assets	248,342
At June 30, 2023, net assets consisted of:

Paid-in Capital	266,820
Total Distributable Earnings (Loss)	(18,478)
Net Assets	248,342

Investor Shares—Net Assets
Applicable to 13,479,273 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	248,342
Net Asset Value Per Share—Investor Shares	$18.42

See accompanying Notes, which are an integral part of the Financial Statements.
6

Baillie Gifford Global Positive Impact Stock Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	1,117
Interest[2]	116
Total Income	1,233
Expenses
Investment Advisory Fees—Note B	472
The Vanguard Group—Note C
Management and Administrative—Investor Shares	105
Marketing and Distribution—Investor Shares	9
Custodian Fees	8
Shareholders’ Reports—Investor Shares	18
Trustees’ Fees and Expenses	—
Other Expenses	10
Total Expenses	622
Net Investment Income	611
Realized Net Gain (Loss)
Investment Securities Sold[2]	(7,995)
Foreign Currencies	—
Realized Net Gain (Loss) on Investment Securities Sold[2]	(7,995)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	31,051
Net Increase (Decrease) in Net Assets Resulting from Operations	23,667
1	Dividends are net of foreign withholding taxes of $201,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $116,000, ($2,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Baillie Gifford Global Positive Impact Stock Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022[1]
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	611	181
Realized Net Gain (Loss)	(7,995)	(21,325)
Change in Unrealized Appreciation (Depreciation)	31,051	(41,231)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,667	(62,375)
Distributions
Investor Shares	(408)	(1,559)
Class K Shares	—	(1,877)
Total Distributions	(408)	(3,436)
Capital Share Transactions
Investor Shares	63,278	98,295
Class K Shares	—	(69,757)
Net Increase (Decrease) from Capital Share Transactions	63,278	28,538
Total Increase (Decrease)	86,537	(37,273)
Net Assets
Beginning of Period	161,805	199,078
End of Period	248,342	161,805
1	Includes activity of the Predecessor Fund through 7/18/22. See Note H in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Baillie Gifford Global Positive Impact Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022[1]	2021[1]	2020[1]	2019[1]	2018[1]
Net Asset Value, Beginning of Period	$16.28	$23.89	$23.79	$13.13	$10.10	$10.16
Investment Operations
Net Investment Income (Loss)[2]	.051	.007	(.08)	(.04)	.05	(.02)
Net Realized and Unrealized Gain (Loss) on Investments	2.123	(7.246)	2.25	11.63	3.03	(.04)
Total from Investment Operations	2.174	(7.239)	2.17	(11.59)	3.08	(.06)
Distributions
Dividends from Net Investment Income	(.034)	(.031)	—	—	(.03)	—
Distributions from Realized Capital Gains	—	(.340)	(2.07)	(.93)	(.02)	—
Total Distributions	(.034)	(.371)	(2.07)	(.93)	(.05)	—
Net Asset Value, End of Period	$18.42	$16.28	$23.89	$23.79	$13.13	$10.10
Total Return[3]	13.37%	-30.25%	9.15%	88.28%	30.49%	-0.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$248	$162	$87	$36	$11	$7
Ratio of Net Expenses to Average Net Assets	0.60%	0.64%[4]	0.72%[4]	0.68%[4]	0.65%[4]	0.65%[4]
Ratio of Net Investment Income (Loss) to Average Net Assets	0.59%	0.04%	(0.28%)	(0.21%)	0.41%	(0.14%)
Portfolio Turnover Rate	7%	35%	28%	40%	7%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Includes activity of the Predecessor Fund through 7/18/22. See Note H in the Notes to Financial Statements.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of total expenses to average net assets before an expense waiver was 0.68% for 2022, 0.77% for 2021, 1.05% for 2020, 1.63% for 2019, and 3.21% for 2018. See Note H in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Baillie Gifford Global Positive Impact Stock Fund
Notes to Financial Statements
Vanguard Baillie Gifford Global Positive Impact Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Participation Notes (P-Notes): P-Notes are issued by banks or broker-dealers as general unsecured obligations and are designed to replicate the performance of foreign companies measured by the change in the value of an underlying security while not holding the actual shares of the underlying security. These investments are typically used to gain exposure to securities traded in foreign markets that may be restricted due to country-specific regulations. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Baillie Gifford Global Positive Impact Stock Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Baillie Gifford Overseas Ltd. provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended June 30, 2023, the investment advisory fee represented an effective annual basic rate of 0.45% of fund's average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
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Baillie Gifford Global Positive Impact Stock Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $8,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	139,986	—	17	140,003
Common Stocks—Other	—	91,448	—	91,448
Participatory Notes	—	10,125	—	10,125
Temporary Cash Investments	5,702	—	—	5,702
Total	145,688	101,573	17	247,278
E.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	243,793
Gross Unrealized Appreciation	37,465
Gross Unrealized Depreciation	(33,980)
Net Unrealized Appreciation (Depreciation)	3,485
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $15,273,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
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Baillie Gifford Global Positive Impact Stock Fund
F.	During the six months ended June 30, 2023, the fund purchased $76,436,000 of investment securities and sold $13,611,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022[1]
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	87,094	4,897	63,550	3,751
Issued in Connection with Reorganization	—	—	86,020	5,623
Issued in Lieu of Cash Distributions	316	19	1,464	92
Redeemed	(24,132)	(1,377)	(52,739)	(3,174)
Net Increase (Decrease)—Investor Shares	63,278	3,539	98,295	6,292
Class K Shares
Issued	—	—	27,914	1,545
Issued in Connection with Reorganization	—	—	(86,020)	(5,611)
Issued in Lieu of Cash Distributions	—	—	1,560	99
Redeemed	—	—	(13,211)	(710)
Net Increase (Decrease)—Class K Shares	—	—	(69,757)	(4,677)
1	Includes activity of the Predecessor Fund through 7/18/22.
H.	On July 18, 2022, the fund, a newly organized investment company with no investment operations prior to this date, acquired all net assets of the Baillie Gifford Positive Change Equities Fund (the Predecessor Fund) pursuant to a plan of reorganization approved by the fund’s board of trustees on December 17, 2021, and by the shareholders of the Predecessor Fund at a special meeting on July 6, 2022. The primary reasons for the acquisition were to reduce shareholder costs using the fund’s lower operating cost structure and achieve greater economies of scale through access to the fund’s larger retail distribution network. The investment objectives are identical, and the strategies, policies, and risks of the fund are substantially similar to those of the Predecessor Fund. The acquisition was accomplished by a tax-free exchange of 3.7 million and 5.6 million of the fund’s Investor Class shares for the 3.7 million Institutional Class shares and the 5.6 million Class K shares of the Predecessor Fund, respectively, on July 18, 2022. The Predecessor Fund’s net assets of $143.3 million, including $32.0 million of unrealized depreciation, were acquired by the fund on July 18, 2022. Historical performance information of the Investor Class through July 18, 2022 is representative of the Institutional Class of the Predecessor Fund.
Baillie Gifford and its affiliates were responsible for providing certain administrative services to the Predecessor Fund, as well as coordinating, overseeing and supporting services provided to the Predecessor Fund by third parties, including financial intermediaries that hold accounts with the Predecessor Fund, for a fee. Through July 18, 2022, Baillie Gifford contractually agreed to waive its fees and/or bear expenses of the Predecessor Fund to the extent that the Predecessor Fund's total annual operating expenses (excluding any taxes, sub-accounting expenses and extraordinary
13

Baillie Gifford Global Positive Impact Stock Fund
expenses) exceeded 0.65% of each of the Predecessor Fund's Institutional Class and Class K average daily net assets. Waived fees or expenses reimbursed are not subject to recoupment by Baillie Gifford.
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Baillie Gifford International Smaller Companies Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Baillie Gifford Global Positive Impact Stock Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
QV0102 082023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 17, 2023

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.